UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Item 1.	Report to Stockholders.

2

TCW Funds

Insight that works for you.

TCW Equity Funds

2013 Semi-Annual Report

TCW Funds, Inc.

Table of Contents	April 30, 2013

To Our Valued Shareholders

We submit the 2013 semi-annual report for the TCW Funds, Inc. The report contains information outlining the performance of our Funds and a listing of the portfolio holdings as of April 30, 2013.

Investment Environment

Accommodative global central banks along with easy monetary policies globally provided the catalyst to push investors towards risky assets for the first four months of the year. Global equities were once again the strongest asset as many indices finished hitting or nearing all-time highs. Equity markets in the U.S. posted strong returns as the U.S. economy continued to show signs of stabilization and even growth in many areas. Equities have rallied on the basis of strong corporate balance sheets, decent earnings, pick-up in merger activity, Federal Reserve stimulus measures and a U.S. economy that is showing growth albeit at a slow to moderate pace. The S&P 500 Index was up nearly 13% year-to-date ending April. The Dow Jones Industrials Average was up 14% and the Russell 1000, 2000, 3000 and Mid-Cap Indices totaled 13%, 12%, 13% and 14% respectively.

International equities lagged U.S. equities with the MSCI EAFE Index up approximately 11%. Even with continued sovereign debt issues and banking problems persisting within Europe, most of the European indices were able to produce positive returns year-to-date. Concerns that China and Brazil were slowing dragged the MSCI Emerging Market Equity Index down nearly 1% year-to-date.

The combination of stronger economic numbers in the U.S. and the potential for raising interest rates hurt most of the fixed income sectors year-to-date. The Barclays Aggregate Index was only slightly positive, up approximately 1%. High Yield was the one area to buck the trend as low default rates and strong corporate balance sheets pushed the Barclays U.S. High Yield Index up nearly 5%. Concerns about growth in Russia, China and Brazil dragged down emerging market fixed income as its index was up less than 1%.

Commodities were mixed year-to-date. The CRB Index of commodities was down 2%. Commodities reflected a modest outlook for the global economy, crimped by slackening Chinese demand and uncertain growth prospects in the U.S. and Europe. Energy commodities were positive, while metals and agriculture lost ground. Crude oil closed at the end of April at $93 a barrel, up nearly 2% for the year. Gold dropped nearly 12% and silver was down over 20% for the year. Within the agriculture commodities, wheat was down 6%, sugar down 10% and coffee down 6%.

Product Management and Product Developments

We officially announced the closure of both TCW Global Moderate and Flexible Allocation Funds on February 15th. The Funds had not achieved a level of scale that would make them viable products for our clients or the broader marketplace. Further, on March 1st, the TCW Global Conservative Allocation Fund name changed to TCW Conservative Allocation Fund.

The TCW Small Cap Growth Fund re-opened to all investors on March 1st. The Fund had been closed to new investors since April 2011.

1

To Our Valued Shareholders (Continued)

Conclusion

During these challenging times in the capital markets, the TCW Funds continue to stay focused on maintaining their consistent investment approach with a long-term view. We believe the TCW Funds provide our shareholders with sound investment strategies at competitive expense ratios. On behalf of the Board of Directors and everyone at TCW, I would like to thank you for your continued support. As always we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, I invite you to visit our website at www.tcw.com, or call our shareholder services department at (800) FUND TCW (800-386-3829).

Sincerely,

Charles W. Baldiswieler

President and Chief Executive Officer

2

TCW Funds, Inc. Performance Summary (Unaudited)	April 30, 2013

		Total Return Annualized As of April 30, 2013 (1)
	NAV	1-Year	5-Year	10-Year		Since Inception		Inception Date
TCW Concentrated Value Fund
I Class	$14.31	18.51%	(0.52)%	N/A		3.64%		11/01/04
N Class	$14.16	18.76%	(0.85)%	6.80%		4.35	% (2)	07/20/98	(3)

TCW Dividend Focused Fund
I Class	$13.69	21.95%	5.05%	N/A		6.23%		11/01/04
N Class	$13.89	21.56%	4.76%	8.64	% (4)	9.21	% (4)	09/19/86	(3)

TCW Growth Fund
I Class	$25.37	8.51%	4.88%	N/A		4.64%		01/02/08
N Class	$25.39	8.60%	4.90%	N/A		4.65%		01/02/08

TCW Growth Equities Fund
I Class	$16.11	5.53%	3.33%	N/A		6.98%		03/01/04
N Class	$16.05	5.59%	3.30%	N/A		6.94%		03/01/04

TCW International Growth Fund
I Class	$10.98	N/A	N/A	N/A		9.80	% (5)	11/01/12
N Class	$10.96	N/A	N/A	N/A		9.60	% (5)	11/01/12

TCW International Small Cap Fund
I Class	$8.15	7.33%	N/A	N/A		(6.11)%		02/28/11
N Class	$8.14	7.06%	N/A	N/A		(6.23)%		02/28/11

TCW Relative Value Large Cap Fund
I Class	$17.48	21.02%	4.64%	N/A		6.54%		01/02/04
N Class	$17.47	20.73%	4.45%	9.06	% (4)	5.47	% (4)	01/02/98	(3)

TCW Select Equities Fund
I Class	$21.73	9.03%	7.60%	8.39%		9.50	% (6)	07/01/91	(3)
N Class	$20.67	8.75%	7.30%	8.08%		4.11%		03/01/99

TCW Small Cap Growth Fund
I Class	$29.37	(0.64)%	5.41%	10.77%		8.87	% (6)	12/01/89	(3)
N Class	$28.09	(0.88)%	5.10%	10.41%		2.77%		03/01/99

TCW SMID Cap Growth Fund
I Class	$11.99	6.96%	N/A	N/A		7.51%		11/01/10
N Class	$11.99	6.96%	N/A	N/A		7.51%		11/01/10

TCW Value Opportunities Fund
I Class	$23.70	20.20%	5.18%	9.07%		10.80	% (6)	11/01/96	(3)
N Class	$23.30	19.87%	4.85%	8.73%		7.55%		11/01/00

TCW Conservative Allocation Fund
I Class	$11.33	9.02%	6.49%	N/A		5.57%		11/16/06
N Class	$11.31	8.65%	6.43%	N/A		5.50%		11/16/06

3

TCW Funds, Inc. Performance Summary (Unaudited) (Continued)

Notes to Performance Summary:

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor separately managed account for periods before the Fund’s registration became effective. The predecessor separately managed account was not registered under the Investment Company Act of 1940 as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the separately managed account had been registered under the 1940 Act, the separately managed account’s performance may have been lower.
(3)	Inception date of the predecessor entity.
(4)	Performance data includes the performance of the predecessor SG Cowen Fund. The predecessor SG Cowen Fund was an investment company registered under the 1940 Act, as amended.
(5)	Cumulative return from Inception Date through April 30, 2013.
(6)	Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940 as amended (the “1940 Act”), and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

4

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	April 30, 2013

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.4% of Net Assets)
2,472	Honeywell International, Inc.	$181,791

	Air Freight & Logistics (2.3%)
2,970	C.H. Robinson Worldwide, Inc.	176,388

	Airlines (2.5%)
11,092	Delta Air Lines, Inc. (1)	190,117

	Capital Markets (6.3%)
1,952	Goldman Sachs Group, Inc. (The)	285,129
2,709	T. Rowe Price Group, Inc.	196,402

	Total Capital Markets	481,531

	Chemicals (10.4%)
2,202	Air Products & Chemicals, Inc.	191,486
3,821	Ecolab, Inc.	323,333
1,861	Praxair, Inc.	212,712
815	Sigma-Aldrich Corp.	64,133

	Total Chemicals	791,664

	Commercial Banks (4.1%)
8,173	Wells Fargo & Co.	310,410

	Communications Equipment (0.4%)
2,002	Research In Motion, Ltd. (1)	32,613

	Computers & Peripherals (2.5%)
3,458	Western Digital Corp. (1)	191,158

	Diversified Financial Services (6.2%)
1,626	Citigroup, Inc.	75,869
8,092	JPMorgan Chase & Co.	396,589

	Total Diversified Financial Services	472,458

	Energy Equipment & Services (9.8%)
5,164	Halliburton Co.	220,864
1,823	National Oilwell Varco, Inc.	118,896
3,070	Schlumberger, Ltd.	228,500
3,448	Transocean, Ltd. (1)	177,469

	Total Energy Equipment & Services	745,729

	Food & Staples Retailing (4.6%)
5,999	CVS Caremark Corp.	349,022

	Food Products (2.1%)
5,024	Mondelez International, Inc.	158,005

See accompanying notes to financial statements.

5

TCW Concentrated Value Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Health Care Providers & Services (1.4%)
997	McKesson Corp.	$105,502

	Hotels, Restaurants & Leisure (2.0%)
1,490	McDonald’s Corp.	152,189

	Household Products (3.5%)
3,492	Procter & Gamble Co. (The)	268,081

	Industrial Conglomerates (3.5%)
4,452	Danaher Corp.	271,305

	Insurance (8.7%)
3,896	ACE, Ltd. (1)	347,289
2	Berkshire Hathaway, Inc. (1)	318,000

	Total Insurance	665,289

	Life Sciences Tools & Services (6.1%)
4,695	Life Technologies Corp. (1)	345,975
1,496	Thermo Fisher Scientific, Inc. (1)	120,697

	Total Life Sciences Tools & Services	466,672

	Machinery (4.6%)
3,490	IDEX Corp.	181,584
2,312	Stanley Black & Decker, Inc.	172,961

	Total Machinery	354,545

	Multiline Retail (2.4%)
2,623	Target Corp.	185,079

	Oil, Gas & Consumable Fuels (4.8%)
1,808	Exxon Mobil Corp.	160,894
2,291	Occidental Petroleum Corp.	204,494

	Total Oil, Gas & Consumable Fuels	365,388

	Pharmaceuticals (6.2%)
1,335	Allergan, Inc.	151,589
3,807	Johnson & Johnson	324,471

	Total Pharmaceuticals	476,060

	Road & Rail (1.9%)
1,006	Union Pacific Corp.	148,848

	Total Common Stock (Cost: $6,483,990) (98.7%)	7,539,844

See accompanying notes to financial statements.

6

TCW Concentrated Value Fund

April 30, 2013

Principal Amount	Short-Term Investments	Value

	Repurchase Agreement (Cost: $127,176) (1.6%)
$127,176	State Street Bank & Trust Company, 0.01%, due 05/01/13 (collateralized by $130,000, Federal National Mortgage Association, 2.14%, due 11/07/22, valued at $131,490) (Total Amount to be Received Upon Repurchase $127,176)	$127,176

	Total Investments (Cost: $6,611,166) (100.3%)	7,667,020
	Liabilities in Excess of Other Assets (–0.3%)	(25,130)

	Net Assets (100.0%)	$7,641,890

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

7

TCW Concentrated Value Fund

Investments by Industry (Unaudited)	April 30, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Air Freight & Logistics	2.3
Airlines	2.5
Capital Markets	6.3
Chemicals	10.4
Commercial Banks	4.1
Communications Equipment	0.4
Computers & Peripherals	2.5
Diversified Financial Services	6.2
Energy Equipment & Services	9.8
Food & Staples Retailing	4.6
Food Products	2.1
Health Care Providers & Services	1.4
Hotels, Restaurants & Leisure	2.0
Household Products	3.5
Industrial Conglomerates	3.5
Insurance	8.7
Life Sciences Tools & Services	6.1
Machinery	4.6
Multiline Retail	2.4
Oil, Gas & Consumable Fuels	4.8
Pharmaceuticals	6.2
Road & Rail	1.9
Short-Term Investments	1.6

Total	100.3%

See accompanying notes to financial statements.

8

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	April 30, 2013

Number of Shares	Common Stock	Value

	Aerospace & Defense (4.3% of Net Assets)
285,800	Honeywell International, Inc.	$21,017,732
643,090	Textron, Inc.	16,559,568

	Total Aerospace & Defense	37,577,300

	Air Freight & Logistics (1.2%)
115,220	FedEx Corp.	10,831,832

	Beverages (2.0%)
209,400	PepsiCo, Inc.	17,269,218

	Capital Markets (5.8%)
294,295	Ameriprise Financial, Inc.	21,933,806
494,600	State Street Corp.	28,919,262

	Total Capital Markets	50,853,068

	Chemicals (1.9%)
311,320	Du Pont (E.I.) de Nemours & Co.	16,970,053

	Commercial Services & Supplies (3.3%)
156,100	ADT Corp. (The) (1)	6,812,204
191,600	Avery Dennison Corp.	7,941,820
425,000	Tyco International, Ltd.	13,651,000

	Total Commercial Services & Supplies	28,405,024

	Communications Equipment (2.2%)
907,385	Cisco Systems, Inc.	18,982,494

	Computers & Peripherals (2.2%)
535,450	Seagate Technology PLC (Netherlands)	19,651,015

	Consumer Finance (3.6%)
231,705	American Express Co.	15,850,939
739,435	SLM Corp.	15,269,333

	Total Consumer Finance	31,120,272

	Containers & Packaging (2.4%)
193,300	MeadWestvaco Corp.	6,664,984
302,500	Packaging Corp. of America	14,386,900

	Total Containers & Packaging	21,051,884

	Diversified Financial Services (6.0%)
495,300	Citigroup, Inc.	23,110,698
602,400	JPMorgan Chase & Co.	29,523,624

	Total Diversified Financial Services	52,634,322

See accompanying notes to financial statements.

9

TCW Dividend Focused Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Diversified Telecommunication Services (3.1%)
507,890	AT&T, Inc.	$19,025,559
992,654	Windstream Corp.	8,457,412

	Total Diversified Telecommunication Services	27,482,971

	Electric Utilities (2.2%)
377,000	American Electric Power Co., Inc.	19,389,110

	Electronic Equipment, Instruments & Components (2.2%)
244,990	Corning, Inc.	3,552,355
360,600	TE Connectivity, Ltd.	15,704,130

	Total Electronic Equipment, Instruments & Components	19,256,485

	Energy Equipment & Services (4.3%)
280,600	Baker Hughes, Inc.	12,736,434
308,300	Ensco PLC (United Kingdom)	17,782,744
504,060	Nabors Industries, Ltd. (1)	7,455,047

	Total Energy Equipment & Services	37,974,225

	Food Products (4.8%)
356,400	Campbell Soup Co.	16,540,524
171,500	Kraft Foods Group, Inc. (1)	8,830,535
521,500	Mondelez International, Inc.	16,401,175

	Total Food Products	41,772,234

	Health Care Equipment & Supplies (2.8%)
299,950	Medtronic, Inc.	14,001,666
129,690	Teleflex, Inc.	10,132,680

	Total Health Care Equipment & Supplies	24,134,346

	Household Durables (1.3%)
273,771	Lennar Corp.	11,284,841

	Industrial Conglomerates (5.4%)
1,173,550	General Electric Co.	26,158,429
756,655	Koninklijke Philips Electronics N.V. (Netherlands)	20,883,678

	Total Industrial Conglomerates	47,042,107

	Insurance (4.5%)
296,000	Allstate Corp. (The)	14,580,960
290,000	Travelers Cos., Inc. (The)	24,768,900

	Total Insurance	39,349,860

	Life Sciences Tools & Services (1.3%)
139,200	Thermo Fisher Scientific, Inc.	11,230,656

See accompanying notes to financial statements.

10

TCW Dividend Focused Fund

April 30, 2013

Number of Shares	Common Stock	Value

	Machinery (0.9%)
136,697	Pentair, Ltd.	$7,429,482

	Media (5.7%)
466,250	Comcast Corp.	19,256,125
883,500	Regal Entertainment Group	15,849,990
248,000	Time Warner, Inc.	14,825,440

	Total Media	49,931,555

	Oil, Gas & Consumable Fuels (5.1%)
220,760	Chevron Corp.	26,934,928
119,600	Devon Energy Corp.	6,585,176
265,500	Valero Energy Corp.	10,704,960

	Total Oil, Gas & Consumable Fuels	44,225,064

	Personal Products (0.3%)
110,005	Avon Products, Inc.	2,547,716

	Pharmaceuticals (5.6%)
183,900	Johnson & Johnson	15,673,797
1,145,600	Pfizer, Inc.	33,302,592

	Total Pharmaceuticals	48,976,389

	REIT (1.6%)
588,100	Kimco Realty Corp.	13,985,018

	Semiconductors & Semiconductor Equipment (3.9%)
685,235	Intel Corp.	16,411,378
316,860	Maxim Integrated Products, Inc.	9,800,480
220,900	Microchip Technology, Inc.	8,045,178

	Total Semiconductors & Semiconductor Equipment	34,257,036

	Software (0.8%)
272,000	CA, Inc.	7,335,840

	Specialty Retail (4.2%)
410,000	Gap, Inc. (The)	15,575,900
290,714	Home Depot, Inc. (The)	21,323,872

	Total Specialty Retail	36,899,772

	Thrifts & Mortgage Finance (1.3%)
827,700	New York Community Bancorp, Inc.	11,215,335

	Total Common Stock (Cost: $669,952,045) (96.2%)	841,066,524

See accompanying notes to financial statements.

11

TCW Dividend Focused Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value

	Repurchase Agreement (Cost: $51,559,996) (5.9%)
$51,559,996	State Street Bank & Trust Company, 0.01%, due 05/01/13 (collateralized by $52,000,000, Federal National Mortgage Association, 2.14%, due 11/07/22, valued at $52,595,920) (Total Amount to be Received Upon Repurchase $51,560,010)	$51,559,996

	Total Investments (Cost: $721,512,041) (102.1%)	892,626,520
	Liabilities in Excess of Other Assets (–2.1%)	(18,027,265)

	Net Assets (100.0%)	$874,599,255

Notes to the Schedule of Investments:

REIT - RealEstate Investment Trust.

(1)	Non-income producing security.

See accompanying notes to financial statements.

12

TCW Dividend Focused Fund

Investments by Industry (Unaudited)	April 30, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	4.3%
Air Freight & Logistics	1.2
Beverages	2.0
Capital Markets	5.8
Chemicals	1.9
Commercial Services & Supplies	3.3
Communications Equipment	2.2
Computers & Peripherals	2.2
Consumer Finance	3.6
Containers & Packaging	2.4
Diversified Financial Services	6.0
Diversified Telecommunication Services	3.1
Electric Utilities	2.2
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	4.3
Food Products	4.8
Health Care Equipment & Supplies	2.8
Household Durables	1.3
Industrial Conglomerates	5.4
Insurance	4.5
Life Sciences Tools & Services	1.3
Machinery	0.9
Media	5.7
Oil, Gas & Consumable Fuels	5.1
Personal Products	0.3
Pharmaceuticals	5.6
REIT	1.6
Semiconductors & Semiconductor Equipment	3.9
Software	0.8
Specialty Retail	4.2
Thrifts & Mortgage Finance	1.3
Short-Term Investments	5.9

Total	102.1%

See accompanying notes to financial statements.

13

TCW Growth Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.5% of Net Assets)
239	BE Aerospace, Inc. (1)	$14,995
257	Hexcel Corp. (1)	7,838
159	Precision Castparts Corp.	30,415
42	TransDigm Group, Inc. (1)	6,166

	Total Aerospace & Defense	59,414

	Auto Components (1.1%)
320	BorgWarner, Inc. (1)	25,014

	Automobiles (0.4%)
172	Tesla Motors, Inc. (1)	9,286

	Beverages (1.1%)
412	Beam, Inc.	26,661

	Biotechnology (1.2%)
236	Ariad Pharmaceuticals, Inc. (1)	4,217
94	BioMarin Pharmaceutical, Inc. (1)	6,167
139	Cepheid, Inc. (1)	5,300
404	Ironwood Pharmaceuticals, Inc. (1)	6,145
108	Theravance, Inc. (1)	3,645
33	Vertex Pharmaceuticals, Inc. (1)	2,535

	Total Biotechnology	28,009

	Capital Markets (3.0%)
1,090	Charles Schwab Corp. (The)	18,486
262	Stifel Financial Corp. (1)	8,442
587	T. Rowe Price Group, Inc.	42,558

	Total Capital Markets	69,486

	Chemicals (2.3%)
475	Praxair, Inc.	54,293

	Commercial Banks (0.5%)
153	SVB Financial Group (1)	10,880

	Commercial Services & Supplies (1.0%)
550	ADT Corp. (The)	24,002

	Communications Equipment (4.4%)
547	Aruba Networks, Inc. (1)	12,302
142	Palo Alto Networks, Inc. (1)	7,682
1,325	QUALCOMM, Inc.	81,647

	Total Communications Equipment	101,631

	Computers & Peripherals (1.3%)
71	Apple, Inc. (1)	31,435

See accompanying notes to financial statements.

14

TCW Growth Fund

April 30, 2013

Number of Shares	Common Stock	Value

	Electrical Equipment (1.2%)
225	Roper Industries, Inc.	$26,921

	Electronic Equipment, Instruments & Components (0.9%)
233	Cognex Corp.	9,250
116	IPG Photonics Corp. (1)	7,387
156	Universal Display Corp. (1)	4,905

	Total Electronic Equipment, Instruments & Components	21,542

	Energy Equipment & Services (6.7%)
57	Core Laboratories N.V. (Netherlands)	8,253
522	FMC Technologies, Inc. (1)	28,345
136	Forum Energy Technologies, Inc. (1)	3,782
705	Halliburton Co.	30,153
220	National Oilwell Varco, Inc.	14,348
578	Oceaneering International, Inc.	40,558
400	Schlumberger, Ltd.	29,772

	Total Energy Equipment & Services	155,211

	Food & Staples Retailing (5.8%)
555	Costco Wholesale Corp.	60,179
770	CVS Caremark Corp.	44,798
199	Fresh Market, Inc. (The) (1)	8,145
121	Pricesmart, Inc.	10,797
214	United Natural Foods, Inc. (1)	10,687

	Total Food & Staples Retailing	134,606

	Food Products (2.9%)
184	Hain Celestial Group, Inc. (The) (1)	12,006
330	Mead Johnson Nutrition Co.	26,760
934	Mondelez International, Inc.	29,374

	Total Food Products	68,140

	Health Care Equipment & Supplies (1.2%)
522	Endologix, Inc. (1)	7,840
40	Intuitive Surgical, Inc. (1)	19,692

	Total Health Care Equipment & Supplies	27,532

	Health Care Technology (3.5%)
111	athenahealth, Inc. (1)	10,685
645	Cerner Corp. (1)	62,417
339	HMS Holdings Corp. (1)	8,546

	Total Health Care Technology	81,648

See accompanying notes to financial statements.

15

TCW Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Hotels, Restaurants & Leisure (3.0%)
932	Arcos Dorados Holdings, Inc.	$12,694
257	BJ’s Restaurants, Inc. (1)	8,815
635	Starbucks Corp.	38,633
163	Starwood Hotels & Resorts Worldwide, Inc.	10,517

	Total Hotels, Restaurants & Leisure	70,659

	Household Durables (0.6%)
295	Harman International Industries, Inc. (1)	13,189

	Insurance (3.0%)
795	ACE, Ltd.	70,866

	Internet & Catalog Retail (2.6%)
135	Amazon.com, Inc. (1)	34,264
39	Priceline.com, Inc. (1)	27,144

	Total Internet & Catalog Retail	61,408

	Internet Software & Services (6.0%)
150	Equinix, Inc. (1)	32,115
50	Google, Inc. (1)	41,228
200	LinkedIn Corp. (1)	38,418
569	Rackspace Hosting, Inc. (1)	27,426

	Total Internet Software & Services	139,187

	IT Services (2.4%)
300	Cognizant Technology Solutions Corp. (1)	19,440
215	Visa, Inc.	36,219

	Total IT Services	55,659

	Life Sciences Tools & Services (2.9%)
200	Illumina, Inc. (1)	12,938
750	Life Technologies Corp. (1)	55,267

	Total Life Sciences Tools & Services	68,205

	Machinery (1.2%)
152	AGCO Corp. (1)	8,094
103	Chart Industries, Inc. (1)	8,736
30	Wabtec Corp.	3,148
189	Woodward, Inc.	6,802

	Total Machinery	26,780

	Media (0.2%)
89	AMC Networks, Inc. (1)	5,608

	Metals & Mining (1.2%)
381	Allegheny Technologies, Inc.	10,279
739	Silver Wheaton Corp.	18,128

	Total Metals & Mining	28,407

See accompanying notes to financial statements.

16

TCW Growth Fund

April 30, 2013

Number of Shares	Common Stock	Value

	Multiline Retail (1.2%)
405	Target Corp.	$28,577

	Oil, Gas & Consumable Fuels (2.1%)
1,570	Denbury Resources, Inc. (1)	28,087
84	Gulfport Energy Corp. (1)	4,384
120	Occidental Petroleum Corp.	10,711
150	Whiting Petroleum Corp. (1)	6,675

	Total Oil, Gas & Consumable Fuels	49,857

	Personal Products (1.4%)
455	Estee Lauder Cos., Inc. (The)	31,554

	Pharmaceuticals (3.3%)
676	Allergan, Inc.	76,760

	Professional Services (1.3%)
475	Verisk Analytics, Inc. (1)	29,113

	REIT (2.0%)
565	American Tower Corp.	47,454

	Road & Rail (3.9%)
94	Genesee & Wyoming, Inc. (1)	8,009
535	J.B. Hunt Transport Services, Inc.	38,023
88	Kansas City Southern (1)	9,598
240	Union Pacific Corp.	35,510

	Total Road & Rail	91,140

	Semiconductors & Semiconductor Equipment (4.7%)
913	ARM Holdings PLC (SP ADR) (United Kingdom)	42,683
785	Avago Technologies, Ltd. (1)	25,088
716	Broadcom Corp.	25,776
146	Mellanox Technologies, Ltd. (Israel)(1)	7,443
626	NVIDIA Corp.	8,620

	Total Semiconductors & Semiconductor Equipment	109,610

	Software (6.2%)
185	ANSYS, Inc. (1)	14,959
148	MicroStrategy, Inc. (1)	13,348
1,643	Salesforce.com, Inc. (1)	67,544
327	Splunk, Inc. (1)	13,342
49	Ultimate Software Group, Inc. (The) (1)	4,733
260	VMware, Inc. (1)	18,330
197	Workday, Inc. (1)	12,342

	Total Software	144,598

See accompanying notes to financial statements.

17

TCW Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Specialty Retail (1.7%)
193	CarMax, Inc. (1)	$8,886
84	DSW, Inc.	5,554
195	Tiffany & Co.	14,367
135	Ulta Salon, Cosmetics & Fragrance, Inc. (1)	11,833

	Total Specialty Retail	40,640

	Textiles, Apparel & Luxury Goods (2.0%)
214	Gildan Activewear, Inc.	8,609
405	Michael Kors Holdings, Ltd. (1)	23,061
256	Under Armour, Inc. (1)	14,612

	Total Textiles, Apparel & Luxury Goods	46,282

	Trading Companies & Distributors (2.9%)
1,213	Fastenal Co.	59,498
100	MSC Industrial Direct Co., Inc.	7,880

	Total Trading Companies & Distributors	67,378

	Total Common Stock (Cost: $1,924,987) (96.8%)	2,258,642

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $79,949) (3.4%)
$79,949	State Street Bank & Trust Company, 0.01%, due 05/01/2013, (collateralized by $85,000, Federal National Mortgage Association, 2.14%, due 11/07/22 valued at $85,974) (Total Amount to be Received Upon Repurchase $79,949)	79,949

	Total Investments (Cost: $2,004,936) (100.2%)	2,338,591
	Liabilities in Excess of Other Assets (–0.2%)	(4,091)

	Net Assets (100.0%)	$2,334,500

Notes to the Schedule of Investments:

REIT -	Real Estate Investment Trust.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

18

TCW Growth Fund

Investments by Industry (Unaudited)	April 30, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	2.5%
Auto Components	1.1
Automobiles	0.4
Beverages	1.1
Biotechnology	1.2
Capital Markets	3.0
Chemicals	2.3
Commercial Banks	0.5
Commercial Services & Supplies	1.0
Communications Equipment	4.4
Computers & Peripherals	1.3
Electrical Equipment	1.2
Electronic Equipment, Instruments & Components	0.9
Energy Equipment & Services	6.7
Food & Staples Retailing	5.8
Food Products	2.9
Health Care Equipment & Supplies	1.2
Health Care Technology	3.5
Hotels, Restaurants & Leisure	3.0
Household Durables	0.6
Insurance	3.0
Internet & Catalog Retail	2.6
Internet Software & Services	6.0
IT Services	2.4
Life Sciences Tools & Services	2.9
Machinery	1.2
Media	0.2
Metals & Mining	1.2
Multiline Retail	1.2
Oil, Gas & Consumable Fuels	2.1
Personal Products	1.4
Pharmaceuticals	3.3
Professional Services	1.3
REIT	2.0
Road & Rail	3.9
Semiconductors & Semiconductor Equipment	4.7
Software	6.2
Specialty Retail	1.7
Textiles, Apparel & Luxury Goods	2.0
Trading Companies & Distributors	2.9
Short-Term Investments	3.4

Total	100.2%

See accompanying notes to financial statements.

19

TCW Growth Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.9% of Net Assets)
15,200	BE Aerospace, Inc. (1)	$953,648

	Auto Components (2.0%)
8,113	BorgWarner, Inc. (1)	634,193

	Automobiles (1.8%)
10,700	Tesla Motors, Inc. (1)	577,693

	Beverages (2.4%)
14,000	Monster Beverage Corp. (1)	789,600

	Biotechnology (4.4%)
15,900	Ariad Pharmaceuticals, Inc. (1)	284,133
7,900	BioMarin Pharmaceutical, Inc. (1)	518,240
8,545	Cepheid, Inc. (1)	325,821
15,400	Ironwood Pharmaceuticals, Inc. (1)	234,234
900	Vertex Pharmaceuticals, Inc. (1)	69,138

	Total Biotechnology	1,431,566

	Capital Markets (2.5%)
11,300	T. Rowe Price Group, Inc.	819,250

	Communications Equipment (1.9%)
11,110	Palo Alto Networks, Inc. (1)	601,051

	Electrical Equipment (4.4%)
8,659	AMETEK, Inc.	352,508
5,221	Rockwell Automation, Inc.	442,636
5,393	Roper Industries, Inc.	645,273

	Total Electrical Equipment	1,440,417

	Electronic Equipment, Instruments & Components (0.9%)
4,700	IPG Photonics Corp. (1)	299,296

	Energy Equipment & Services (5.5%)
7,106	Core Laboratories N.V. (Netherlands)	1,028,807
10,765	Oceaneering International, Inc.	755,380

	Total Energy Equipment & Services	1,784,187

	Food & Staples Retailing (3.7%)
12,500	Fresh Market, Inc. (The) (1)	511,625
7,866	Pricesmart, Inc.	701,883

	Total Food & Staples Retailing	1,213,508

	Food Products (2.3%)
11,300	Hain Celestial Group, Inc. (The) (1)	737,325

	Health Care Equipment & Supplies (3.0%)
2,000	Intuitive Surgical, Inc. (1)	984,580

See accompanying notes to financial statements.

20

TCW Growth Equities Fund

April 30, 2013

Number of Shares	Common Stock	Value

	Health Care Technology (4.2%)
8,371	athenahealth, Inc. (1)	$805,792
5,600	Cerner Corp. (1)	541,912

	Total Health Care Technology	1,347,704

	Hotels, Restaurants & Leisure (3.7%)
46,079	Arcos Dorados Holdings, Inc.	627,596
4,100	Wynn Resorts, Ltd. (1)	562,930

	Total Hotels, Restaurants & Leisure	1,190,526

	Household Durables (1.5%)
10,787	Harman International Industries, Inc. (1)	482,287

	Insurance (3.1%)
11,241	ACE, Ltd. (1)	1,002,023

	Internet Software & Services (4.3%)
3,658	LinkedIn Corp. (1)	702,665
14,114	Rackspace Hosting, Inc. (1)	680,295

	Total Internet Software & Services	1,382,960

	Life Sciences Tools & Services (2.7%)
13,400	Illumina, Inc. (1)	866,846

	Machinery (2.3%)
7,126	Cummins, Inc.	758,135

	Media (2.1%)
8,500	Discovery Communications, Inc. (1)	669,970

	Metals & Mining (1.6%)
19,259	Allegheny Technologies, Inc.	519,608

	Pharmaceuticals (2.1%)
20,283	Zoetis, Inc.	669,745

	Semiconductors & Semiconductor Equipment (4.3%)
14,400	ARM Holdings PLC (SP ADR) (United Kingdom)	673,200
51,700	NVIDIA Corp.	711,909

	Total Semiconductors & Semiconductor Equipment	1,385,109

	Software (11.0%)
8,300	ANSYS, Inc. (1)	671,138
14,284	Salesforce.com, Inc. (1)	587,215
22,485	Splunk, Inc. (1)	917,388
4,600	Ultimate Software Group, Inc. (The) (1)	444,314
15,194	Workday, Inc. (1)	951,904

	Total Software	3,571,959

See accompanying notes to financial statements.

21

TCW Growth Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Specialty Retail (7.9%)
11,825	CarMax, Inc. (1)	$544,423
17,108	Dick’s Sporting Goods, Inc.	822,895
6,978	DSW, Inc.	461,385
8,298	Ulta Salon, Cosmetics & Fragrance, Inc. (1)	727,320

	Total Specialty Retail	2,556,023

	Textiles, Apparel & Luxury Goods (4.4%)
13,141	Gildan Activewear, Inc. (1)	528,662
15,808	Under Armour, Inc. (1)	902,321

	Total Textiles, Apparel & Luxury Goods	1,430,983

	Trading Companies & Distributors (4.0%)
13,000	Fastenal Co.	637,650
8,304	MSC Industrial Direct Co., Inc.	654,355

	Total Trading Companies & Distributors	1,292,005

	Total Common Stock (Cost: $23,020,520) (96.9%)	31,392,197

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $1,086,087) (3.4%)
$1,086,087	State Street Bank & Trust Company, 0.01%, due 05/01/13 (collateralized by $1,100,000, Federal National Mortgage Association, 2.14%, due 11/07/22 valued at $1,112,606) (Total Amount to be Received Upon Repurchase $1,086,087)	1,086,087

	Total Investments (Cost: $24,106,607) (100.3%)	32,478,284
	Liabilities in Excess of Other Assets (–0.3%)	(81,732)

	Net Assets (100.0%)	$32,396,552

Notes to the Schedule of Investments:

SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

22

TCW Growth Equities Fund

Investments by Industry (Unaudited)	April 30, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	2.9%
Auto Components	2.0
Automobiles	1.8
Beverages	2.4
Biotechnology	4.4
Capital Markets	2.5
Communications Equipment	1.9
Electrical Equipment	4.4
Electronic Equipment, Instruments & Components	0.9
Energy Equipment & Services	5.5
Food & Staples Retailing	3.7
Food Products	2.3
Health Care Equipment & Supplies	3.0
Health Care Technology	4.2
Hotels, Restaurants & Leisure	3.7
Household Durables	1.5
Insurance	3.1
Internet Software & Services	4.3
Life Sciences Tools & Services	2.7
Machinery	2.3
Media	2.1
Metals & Mining	1.6
Pharmaceuticals	2.1
Semiconductors & Semiconductor Equipment	4.3
Software	11.0
Specialty Retail	7.9
Textiles, Apparel & Luxury Goods	4.4
Trading Companies & Distributors	4.0
Short-Term Investments	3.4

Total	100.3%

See accompanying notes to financial statements.

23

TCW International Growth Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Australia (2.5% of Net Assets)
2,500	carsales.com, Ltd. (1)	$25,083
1,000	REA Group, Ltd. (1)	32,267

	Total Australia (Cost: $39,402)	57,350

	Brazil (Cost: $31,731) (1.6%)
1,440	Cielo S.A.	38,203

	Cambodia (Cost: $14,086) (0.8%)
25,000	NagaCorp, Ltd. (1)	19,941

	Canada (8.6%)
11,000	B2Gold Corp. (2)	27,624
15,000	Banro Corp. (2)	19,207
400	Franco-Nevada Corp.	17,452
5,000	New Gold, Inc. (2)	40,101
1,400	Silver Wheaton Corp.	34,342
400	West Fraser Timber Co., Ltd.	34,924
2,000	Yamana Gold, Inc.	24,756

	Total Canada (Cost: $223,437)	198,406

	China (5.5%)
25,000	Chow Tai Fook Jewellery Group, Ltd. (1)	33,641
6,000	ENN Energy Holdings, Ltd. (1)	34,776
15,000	Greentown China Holdings, Ltd. (1)(2)	29,209
10,000	Shenzhou International Group Holdings, Ltd. (1)	29,314

	Total China (Cost: $102,396)	126,940

	Germany (Cost: $20,237) (0.9%)
250	SAP AG (SP ADR)	19,963

	India (8.6%)
1,500	Bank of Baroda (1)	19,482
6,000	Cairn India, Ltd. (1)	34,793
2,000	Cummins India, Ltd. (1)	18,927
700	ICICI Bank, Ltd. (SP ADR)	32,774
15,000	Jaiprakash Associates, Ltd. (1)	20,949
6,000	Motherson Sumi Systems, Ltd. (1)	21,893
2,500	Sun TV Network, Ltd.	19,285
7,000	Zee Entertainment Enterprises, Ltd. (1)	30,452

	Total India (Cost: $190,709)	198,555

	Indonesia (3.7%)
50,000	AKR Corporindo Tbk PT (1)	26,517
70,000	Bank Negara Indonesia Persero Tbk PT (1)	38,930
80,000	Summarecon Agung Tbk PT (1)	21,422

	Total Indonesia (Cost: $69,879)	86,869

See accompanying notes to financial statements.

24

TCW International Growth Fund

April 30, 2013

Number of Shares	Common Stock	Value

	Ireland (Cost: $34,058) (1.1%)
60,000	Kenmare Resources PLC (1)(2)	$24,807

	Japan (29.1%)
800	Acom Co., Ltd. (1)(2)	32,779
400	Astellas Pharma, Inc. (1)	23,314
1,400	Avex Group Holdings, Inc. (1)	39,965
3,000	Daiwa Securities Group, Inc. (1)	26,618
500	Don Quijote Co., Ltd. (1)	27,245
2,500	H2O Retailing Corp. (1)	27,857
700	Hikari Tsushin, Inc. (1)	38,171
3,000	Hulic Co., Ltd. (1)	33,363
500	Jafco Co., Ltd. (1)	24,216
2	Japan Real Estate Investment Corp. (1)	26,867
1,500	Kakaku.com, Inc. (1)	38,778
20	NTT Urban Development Corp. (1)	29,653
1,700	Park24 Co., Ltd. (1)	34,302
4,000	Resona Holdings, Inc. (1)	21,351
200	Shimamura Co., Ltd. (1)	25,276
300	Shimano, Inc. (1)	26,131
8,000	Shinsei Bank, Ltd. (1)	22,454
800	Softbank Corp. (1)	39,675
2,000	Start Today Co., Ltd. (1)	30,281
5,000	Sumitomo Mitsui Trust Holdings, Inc. (1)	25,128
700	Tokio Marine Holdings, Inc. (1)	22,246
3,000	Tokyo Tatemono Co., Ltd. (1)	27,804
60	Yahoo Japan Corp. (1)	30,149

	Total Japan (Cost: $526,569)	673,623

	Jersey (3.9%)
2,300	Genel Energy PLC (1)(2)	31,853
7,391	Heritage Oil PLC (1)(2)	18,410
500	Randgold Resources, Ltd. (1)	40,451

	Total Jersey (Cost: $94,680)	90,714

	Macau (Cost: $31,628) (1.4%)
6,000	Sands China, Ltd. (1)	31,548

	Mexico (2.9%)
2,000	Fresnillo PLC (1)	36,149
10,000	OHL Mexico S.A.B. de C.V. (2)	30,950

	Total Mexico (Cost: $58,714)	67,099

	Philippines (2.8%)
2,000	Ayala Corp. (1)	31,177
15,000	International Container Terminal Services, Inc. (1)	33,540

	Total Philippines (Cost: $54,522)	64,717

See accompanying notes to financial statements.

25

TCW International Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Singapore (2.1%)
16,500	ARA Asset Management, Ltd. (1)	$25,417
10,000	Global Logistic Properties, Ltd. (1)	22,507

	Total Singapore (Cost: $43,858)	47,924

	South Africa (Cost: $21,914) (1.1%)
8,000	Growthpoint Properties, Ltd. (1)	26,297

	Sri Lanka (Cost: $29,690) (1.3%)
15,000	John Keells Holdings PLC (1)	29,625

	Switzerland (Cost: $28,568) (1.1%)
5,000	Glencore International PLC (1)	24,718

	Taiwan (2.6%)
8,000	Chailease Holding Co., Ltd. (1)	24,102
10,380	Lung Yen Life Service Corp. (1)	36,496

	Total Taiwan (Cost: $55,976)	60,598

	Thailand (Cost: $20,595) (1.1%)
5,000	Airports of Thailand PCL — Class F (1)	24,623

	United Kingdom (7.8%)
35,000	Amerisur Resources PLC (2)	28,543
25,000	Blinkx PLC (2)	36,309
1,500	Hargreaves Lansdown PLC (1)	22,844
7,000	Moneysupermarket.com Group PLC	21,823
10,000	Optimal Payments PLC (2)	21,320
1,200	PayPoint PLC	15,182
3,750	Playtech, Ltd.	35,708

	Total United Kingdom (Cost: $176,344)	181,729

	United States (3.0%)
14,000	Samsonite International S.A. (1)	34,491
2,000	Tahoe Resources, Inc. (2)	34,741

	Total United States (Cost: $66,835)	69,232

	Total Common Stock (Cost: $1,935,828) (93.5%)	2,163,481

See accompanying notes to financial statements.

26

TCW International Growth Fund

April 30, 2013

Contracts	Purchased Options

	Currency Options (2.2%)
5,000	JPY Put, Expires 11/17/15, Strike Price JPY100.00 (3)	$27,491
10,000	JPY Put, Expires 02/25/16, Strike Price JPY115.00 (3)	22,699

	Total Purchased Options (Cost: $32,200)	50,190

	Total Investments (Cost: $1,968,028) (95.7%)	2,213,671
	Excess of Other Assets over Liabilities (4.3%)	99,510

	Total Net Assets (100.0%)	$2,313,181

Notes to the Schedule of Investments:

JPY -	Japanese Yen.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors (Note 2).
(2)	Non-income producing security.
(3)	Over-the-counter traded option; Counterparty — Morgan Stanley.

See accompanying notes to financial statements.

27

TCW International Growth Fund

Investments by Industry (Unaudited)	April 30, 2013

Industry	Percentage of Net Assets
Auto Components	0.9%
Capital Markets	4.3
Commercial Banks	6.9
Commercial Services & Supplies	2.1
Consumer Finance	1.4
Diversified Consumer Services	1.6
Diversified Financial Services	2.4
Gas Utilities	1.5
Hotels, Restaurants & Leisure	2.2
Industrial Conglomerates	2.2
Insurance	1.0
Internet & Catalog Retail	1.3
Internet Software & Services	6.6
IT Services	2.6
Leisure Equipment & Products	1.1
Machinery	0.8
Media	5.3
Metals & Mining	14.0
Miscellaneous	1.1
Multiline Retail	2.4
Oil, Gas & Consumable Fuels	4.9
Paper & Forest Products	1.5
Pharmaceuticals	1.0
Real Estate Management & Development	8.2
REIT	1.2
Software	2.4
Specialty Retail	4.2
Textiles, Apparel & Luxury Goods	2.8
Trading Companies & Distributors	1.1
Transportation Infrastructure	2.8
Wireless Telecommunication Services	1.7
Purchased Options	2.2

Total	95.7%

See accompanying notes to financial statements.

28

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	April 30, 2013

Number of Shares	Common Stock	Value

	Australia (4.3% of Net Assets)
1,700,000	Bathurst Resources, Ltd. (1)(2)	$299,982
1,600,000	Grange Resources, Ltd. (2)	274,287
200,000	OceanaGold Corp. (1)(2)	430,187
100,000	Regis Resources, Ltd. (1)(2)	394,873

	Total Australia (Cost: $1,906,401)	1,399,329

	Cambodia (Cost: $230,185) (1.5%)
600,000	NagaCorp, Ltd. (2)	478,583

	Canada (14.7%)
1,250,000	Africa Hydrocarbons, Inc. (1)(3)	161,298
275,000	Banro Corp. (1)	352,127
110,000	Centerra Gold, Inc.	459,675
20,000	Electrovaya, Inc. (1)	13,301
4,500,000	Ivernia, Inc. (1)(3)	670,009
150,000	Luna Gold Corp. (1)	400,516
450,000	Mawson Resources, Ltd. (1)(3)	268,003
125,000	Nevsun Resources, Ltd. (1)	467,765
60,000	New Gold, Inc. (1)	481,215
60,000	Sandstorm Gold, Ltd. (1)	484,788
1,000,000	Sandstorm Metals & Energy, Ltd. (1)	332,523
1,000,000	Shamaran Petroleum Corp. (1)	312,671
400,000	WesternZagros Resources, Ltd. (1)	404,983

	Total Canada (Cost: $6,080,334)	4,808,874

	China (7.7%)
800,000	Greatview Aseptic Packaging Co., Ltd. (2)	476,746
800,000	Newocean Energy Holdings, Ltd. (2)	498,694
175,000	Shenzhou International Group Holdings, Ltd. (2)	513,002
700,000	Sunac China Holdings, Ltd. (2)	564,791
700,000	Travelsky Technology, Ltd. — Class H (2)	445,749

	Total China (Cost: $2,261,078)	2,498,982

	India (7.7%)
125,000	City Union Bank, Ltd. (Partly-Paid Shares) (1)	126,566
600,000	Development Credit Bank, Ltd. (1)(2)	524,989
100,000	Motherson Sumi Systems, Ltd. (2)	364,882
100,000	Phoenix Mills, Ltd.	503,016
20,000	Sun TV Network, Ltd.	154,283
100,000	Tribhovandas Bhimji Zaveri, Ltd. (2)	394,655
7,000	TTK Prestige, Ltd. (2)	455,115

	Total India (Cost: $2,394,410)	2,523,506

	Indonesia (Cost: $414,236) (1.6%)
1,000,000	AKR Corporindo Tbk PT (2)	530,345

See accompanying notes to financial statements.

29

TCW International Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Ireland (Cost: $607,552) (1.3%)
1,000,000	Kenmare Resources PLC (1)(2)	$413,455

	Israel (Cost: $487,635) (2.1%)
600,000	Sarin Technologies, Ltd. (2)(3)	678,306

	Japan (33.3%)
3,750	Accretive Co., Ltd. (1)(2)(3)	721,097
23,950	Avex Group Holdings, Inc. (2)	683,687
350	Benefit One, Inc.	484,690
40,000	Bit-isle, Inc. (2)	571,030
30,000	GCA Savvian Corp. (2)	377,663
400	GLP J-REIT (1)(2)	413,162
35,000	H2O Retailing Corp. (2)	389,993
9,000	Hikari Tsushin, Inc. (2)	490,772
10,000	Jafco Co., Ltd. (2)	484,319
40	Japan Logistics Fund, Inc. (2)	433,912
25,000	Kakaku.com, Inc. (2)	646,299
100	Kenedix Realty Investment Corp. (2)	469,118
8,000	Livesense, Inc. (1)(2)	539,180
1,000	Monex Group, Inc. (2)	451,194
30,000	Park24 Co., Ltd. (2)	605,338
30,000	PIA Corp. (2)	504,059
22,000	Seria Co., Ltd. (2)	537,152
1,500	Sparx Group Co., Ltd. (1)(2)	503,906
45,000	Start Today Co., Ltd. (2)	681,328
200	Tenpos Busters Co., Ltd. (2)(3)	463,064
10,000	United Arrows, Ltd. (2)	387,713

	Total Japan (Cost: $8,122,325)	10,838,676

	Jersey (Cost: $640,490) (1.6%)
205,306	Heritage Oil PLC (1)(2)	511,386

	Malaysia (Cost: $357,916) (1.1%)
150,000	Bursa Malaysia BHD (2)	352,726

	Norway (Cost: $479,364) (1.1%)
250,000	Electromagnetic GeoServices AS (1)(2)	363,448

	Russia (Cost: $409,921) (1.9%)
125,000	Vostok Nafta Investment, Ltd. (SDR) (1)(2)	624,093

	Singapore (Cost: $411,923) (1.4%)
300,000	ARA Asset Management, Ltd. (2)	462,130

	South Africa (Cost: $258,630) (1.1%)
60,000	Coronation Fund Managers, Ltd.	359,057

	Sri Lanka (Cost: $494,838) (1.5%)
250,000	John Keells Holdings PLC (2)	493,751

See accompanying notes to financial statements.

30

TCW International Small Cap Fund

April 30, 2013

Number of Shares	Common Stock	Value

	Taiwan (4.7%)
175,000	Chailease Holding Co., Ltd. (2)	$527,225
149,000	Lung Yen Life Service Corp. (2)	523,882
200,000	Yungtay Engineering Co., Ltd. (2)	478,205

	Total Taiwan (Cost: $1,271,703)	1,529,312

	United Kingdom (9.9%)
600,000	Amerisur Resources PLC (1)	489,305
490,000	Blinkx PLC (1)	711,667
175,000	Moneysupermarket.com Group PLC	545,576
250,000	Optimal Payments PLC (1)	532,993
9,729	PayPoint PLC	123,092
60,000	Playtech, Ltd.	571,322
2,000,000	Sable Mining Africa, Ltd. (1)	248,536

	Total United Kingdom (Cost: $3,078,072)	3,222,491

	United States (Cost: $551,675) (1.9%)
35,000	Tahoe Resources, Inc. (1)	607,971

	Total Common Stock (Cost: $30,458,688) (100.4%)	32,696,421

	Warrant
	Mongolia (Cost: $0) (0.0%)
50,000	Blue Wolf Mongolia Holdings Corp., Strike Price $12.00, Expires 07/20/16 (1)	5,000

Contracts	Purchased Options
	Currency Options (2.8%)
30,000	JPY Put, Expires 11/20/14, Strike Price JPY100.00 (4)	125,605
20,000	JPY Put, Expires 11/26/14, Strike Price JPY100.00 (4)	84,254
100,000	JPY Put, Expires 12/04/14, Strike Price JPY100.00 (4)	424,750
100,000	JPY Put, Expires 02/20/15, Strike Price JPY115.00 (4)	145,227
100,000	JPY Put, Expires 02/25/15, Strike Price JPY115.00 (4)	146,317

	Total Purchased Options (Cost: $532,600)	926,153

	Total Investments (Cost: $30,991,288) (103.2%)	33,627,574
	Liabilities in Excess of Other Assets (–3.2%)	(1,049,697)

	Total Net Assets (100.0%)	$32,577,877

Notes to the Schedule of Investments:

JPY -	Japanese Yen.

REIT - RealEstate Investment Trust.

SDR -	Swedish Depository Receipt. Shares of a foreign based corporation held in Swedish banks that are issued with cooperation of the company whose stock underlies the SDR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.
(2)	Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors (Note 2).
(3)	Illiquid security.
(4)	Over-the-counter traded option; Counterparty — Morgan Stanley.

See accompanying notes to financial statements.

31

TCW International Small Cap Fund

Investments by Industry (Unaudited)	April 30, 2013

Industry	Percentage of Net Assets
Auto Components	1.1%
Capital Markets	8.1
Commercial Banks	2.0
Commercial Services & Supplies	2.3
Containers & Packaging	1.4
Diversified Consumer Services	3.1
Diversified Financial Services	6.8
Electrical Equipment	0.0 (1)
Energy Equipment & Services	1.1
Hotels, Restaurants & Leisure	1.5
Household Durables	1.4
Industrial Conglomerates	1.5
Internet & Catalog Retail	2.1
Internet Software & Services	7.6
IT Services	4.8
Machinery	3.6
Media	2.6
Metals & Mining	19.4
Multiline Retail	4.2
Oil, Gas & Consumable Fuels	8.2
Professional Services	1.5
REIT	4.0
Real Estate Management & Development	3.2
Software	1.8
Specialty Retail	3.9
Textiles, Apparel & Luxury Goods	1.6
Trading Companies & Distributors	1.6
Purchased Options	2.8

Total	103.2%

(1)	Value Rounds to less than 0.01% of net assets

See accompanying notes to financial statements.

32

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	April 30, 2013

Number of Shares	Common Stock	Value

	Aerospace & Defense (5.4% of Net Assets)
371,409	Honeywell International, Inc.	$27,313,418
1,108,575	Textron, Inc.	28,545,806

	Total Aerospace & Defense	55,859,224

	Auto Components (1.9%)
1,136,615	Dana Holding Corp.	19,606,609

	Beverages (1.9%)
242,700	PepsiCo, Inc.	20,015,469

	Capital Markets (5.7%)
341,250	Ameriprise Financial, Inc.	25,433,362
562,800	State Street Corp.	32,906,916

	Total Capital Markets	58,340,278

	Commercial Services & Supplies (2.7%)
286,112	ADT Corp. (The)	12,485,928
478,975	Tyco International, Ltd.	15,384,677

	Total Commercial Services & Supplies	27,870,605

	Communications Equipment (2.2%)
1,077,015	Cisco Systems, Inc.	22,531,154

	Computers & Peripherals (1.7%)
312,600	Western Digital Corp.	17,280,528

	Consumer Finance (4.0%)
415,750	American Express Co.	28,441,457
645,675	SLM Corp.	13,333,189

	Total Consumer Finance	41,774,646

	Containers & Packaging (1.9%)
231,200	MeadWestvaco Corp.	7,971,776
516,000	Sealed Air Corp.	11,413,920

	Total Containers & Packaging	19,385,696

	Diversified Financial Services (6.4%)
686,500	Citigroup, Inc.	32,032,090
683,468	JPMorgan Chase & Co.	33,496,767

	Total Diversified Financial Services	65,528,857

	Diversified Telecommunication Services (1.9%)
535,200	AT&T, Inc.	20,048,592

	Electric Utilities (2.3%)
451,750	American Electric Power Co., Inc.	23,233,502

See accompanying notes to financial statements.

33

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Electronic Equipment, Instruments & Components (2.9%)
566,100	Corning, Inc.	$8,208,450
496,825	TE Connectivity, Ltd.	21,636,729

	Total Electronic Equipment, Instruments & Components	29,845,179

	Energy Equipment & Services (5.3%)
498,650	Baker Hughes, Inc.	22,633,723
400,700	Ensco PLC (United Kingdom)	23,112,376
629,730	Nabors Industries, Ltd. (1)	9,313,707

	Total Energy Equipment & Services	55,059,806

	Food Products (1.8%)
602,450	Mondelez International, Inc.	18,947,053

	Health Care Equipment & Supplies (3.4%)
896,580	Hologic, Inc. (1)	18,263,335
362,200	Medtronic, Inc.	16,907,496

	Total Health Care Equipment & Supplies	35,170,831

	Health Care Providers & Services (1.1%)
177,290	Cigna Corp.	11,731,279

	Household Durables (1.9%)
479,763	Lennar Corp.	19,775,831

	Household Products (1.7%)
183,000	Energizer Holdings, Inc.	17,675,970

	Independent Power Producers & Energy Traders (1.6%)
1,164,400	AES Corporation (The)	16,138,584

	Industrial Conglomerates (2.9%)
1,340,250	General Electric Co.	29,874,172

	Insurance (3.9%)
349,460	Hartford Financial Services Group, Inc.	9,816,331
352,470	Travelers Cos., Inc. (The)	30,104,463

	Total Insurance	39,920,794

	Life Sciences Tools & Services (1.2%)
154,500	Thermo Fisher Scientific, Inc.	12,465,060

	Machinery (2.9%)
182,502	Pentair, Ltd.	9,918,984
697,930	Terex Corp. (1)	19,960,798

	Total Machinery	29,879,782

See accompanying notes to financial statements.

34

TCW Relative Value Large Cap Fund

April 30, 2013

Number of Shares	Common Stock	Value

	Media (4.7%)
781,400	Comcast Corp.	$32,271,820
265,116	Time Warner, Inc.	15,848,634

	Total Media	48,120,454

	Oil, Gas & Consumable Fuels (5.8%)
264,700	Chevron Corp.	32,296,047
181,850	Devon Energy Corp.	10,012,661
431,100	Valero Energy Corp.	17,381,952

	Total Oil, Gas & Consumable Fuels	59,690,660

	Pharmaceuticals (7.1%)
220,950	Johnson & Johnson	18,831,569
600,490	Mylan, Inc. (1)	17,480,264
1,287,550	Pfizer, Inc.	37,429,078

	Total Pharmaceuticals	73,740,911

	Semiconductors & Semiconductor Equipment (3.9%)
757,900	Applied Materials, Inc.	10,997,129
786,200	Intel Corp.	18,829,490
231,200	Lam Research Corp. (1)	10,686,064

	Total Semiconductors & Semiconductor Equipment	40,512,683

	Specialty Retail (5.2%)
603,720	Gap, Inc. (The)	22,935,323
422,300	Home Depot, Inc. (The)	30,975,705

	Total Specialty Retail	53,911,028

	Total Common Stock (Cost: $776,130,539) (95.3%)	983,935,237

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $43,110,314) (4.2%)
$43,110,314	State Street Bank & Trust Company, 0.01%, due 05/01/13 (collateralized by $43,475,000, Federal National Mortgage Association, 2.14%, due 11/07/22, valued at $43,973,224) (Total Amount to be Received Upon Repurchase $43,110,326)	43,110,314

	Total Investments (Cost: $819,240,853) (99.5%)	1,027,045,551
	Excess of Other Assets over Liabilities (0.5%)	5,550,991

	Net Assets (100.0%)	$1,032,596,542

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

35

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	April 30, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	5.4%
Auto Components	1.9
Beverages	1.9
Capital Markets	5.7
Commercial Services & Supplies	2.7
Communications Equipment	2.2
Computers & Peripherals	1.7
Consumer Finance	4.0
Containers & Packaging	1.9
Diversified Financial Services	6.4
Diversified Telecommunication Services	1.9
Electric Utilities	2.3
Electronic Equipment, Instruments & Components	2.9
Energy Equipment & Services	5.3
Food Products	1.8
Health Care Equipment & Supplies	3.4
Health Care Providers & Services	1.1
Household Durables	1.9
Household Products	1.7
Independent Power Producers & Energy Traders	1.6
Industrial Conglomerates	2.9
Insurance	3.9
Life Sciences Tools & Services	1.2
Machinery	2.9
Media	4.7
Oil, Gas & Consumable Fuels	5.8
Pharmaceuticals	7.1
Semiconductors & Semiconductor Equipment	3.9
Specialty Retail	5.2
Short-Term Investments	4.2

Total	99.5%

See accompanying notes to financial statements.

36

TCW Select Equities Fund

Schedule of Investments (Unaudited)	April 30, 2013

Number of Shares	Common Stock	Value

	Aerospace & Defense (3.2% of Net Assets)
225,110	Precision Castparts Corp.	$43,061,292

	Capital Markets (1.9%)
1,549,250	Charles Schwab Corp. (The)	26,275,280

	Chemicals (2.9%)
344,200	Praxair, Inc.	39,342,060

	Communications Equipment (5.0%)
1,090,183	QUALCOMM, Inc.	67,177,076

	Computers & Peripherals (3.2%)
98,185	Apple, Inc. (1)	43,471,409

	Energy Equipment & Services (7.9%)
311,100	National Oilwell Varco, Inc.	20,289,942
634,230	Oceaneering International, Inc.	44,503,919
567,766	Schlumberger, Ltd.	42,258,823

	Total Energy Equipment & Services	107,052,684

	Food & Staples Retailing (2.4%)
298,974	Costco Wholesale Corp.	32,417,751

	Food Products (2.8%)
468,100	Mead Johnson Nutrition Co.	37,958,229

	Health Care Equipment & Supplies (2.0%)
56,154	Intuitive Surgical, Inc. (1)	27,644,053

	Health Care Technology (3.4%)
473,466	Cerner Corp. (1)	45,817,305

	Hotels, Restaurants & Leisure (4.1%)
902,815	Starbucks Corp.	54,927,265

	Insurance (4.1%)
620,500	ACE, Ltd.	55,311,370

	Internet & Catalog Retail (6.4%)
192,250	Amazon.com, Inc. (1)	48,794,972
54,300	Priceline.com, Inc. (1)	37,792,257

	Total Internet & Catalog Retail	86,587,229

	Internet Software & Services (10.9%)
211,750	Equinix, Inc. (1)	45,335,675
70,554	Google, Inc. (1)	58,176,712
229,500	LinkedIn Corp. (1)	44,084,655

	Total Internet Software & Services	147,597,042

See accompanying notes to financial statements.

37

TCW Select Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	IT Services (5.8%)
425,476	Cognizant Technology Solutions Corp. (1)	$27,570,845
304,906	Visa, Inc.	51,364,465

	Total IT Services	78,935,310

	Life Sciences Tools & Services (1.9%)
344,079	Life Technologies Corp. (1)	25,355,182

	Metals & Mining (1.9%)
1,045,164	Silver Wheaton Corp.	25,637,873

	Oil, Gas & Consumable Fuels (1.1%)
166,600	Occidental Petroleum Corp.	14,870,716

	Pharmaceuticals (3.9%)
468,025	Allergan, Inc.	53,144,239

	Professional Services (3.0%)
673,450	Verisk Analytics, Inc. (1)	41,275,750

	REIT (5.0%)
806,332	American Tower Corp.	67,723,825

	Semiconductors & Semiconductor Equipment (3.3%)
966,275	ARM Holdings PLC (SP ADR) (United Kingdom)	45,173,356

	Software (5.6%)
1,219,438	Salesforce.com, Inc. (1)	50,131,096
371,610	VMware, Inc. (1)	26,198,505

	Total Software	76,329,601

	Specialty Retail (1.5%)
274,386	Tiffany & Co.	20,216,760

	Trading Companies & Distributors (3.2%)
881,282	Fastenal Co.	43,226,882

	Total Common Stock (Cost: $919,514,707) (96.4%)	1,306,529,539

See accompanying notes to financial statements.

38

TCW Select Equities Fund

April 30, 2013

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $72,075,886) (5.3%)
$72,075,886	State Street Bank & Trust Company, 0.01%, due 05/01/13 (collateralized by $72,685,000 Federal National Mortgage Association, 2.14%, due 11/07/22, valued at $73,517,970) (Total Amount to be Received Upon Repurchase $72,075,906)	$72,075,886

	Total Investments (Cost: $991,590,593) (101.7%)	1,378,605,425
	Liabilities in Excess of Other Assets (–1.7%)	(22,602,309)

	Net Assets (100.0%)	$1,356,003,116

Notes to the Schedule of Investments:

REIT -	Real Estate Investment Trust.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

39

TCW Select Equities Fund

Investments by Industry (Unaudited)	April 30, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	3.2%
Capital Markets	1.9
Chemicals	2.9
Communications Equipment	5.0
Computers & Peripherals	3.2
Energy Equipment & Services	7.9
Food & Staples Retailing	2.4
Food Products	2.8
Health Care Equipment & Supplies	2.0
Health Care Technology	3.4
Hotels, Restaurants & Leisure	4.1
Insurance	4.1
Internet & Catalog Retail	6.4
Internet Software & Services	10.9
IT Services	5.8
Life Sciences Tools & Services	1.9
Metals & Mining	1.9
Oil, Gas & Consumable Fuels	1.1
Pharmaceuticals	3.9
Professional Services	3.0
REIT	5.0
Semiconductors & Semiconductor Equipment	3.3
Software	5.6
Specialty Retail	1.5
Trading Companies & Distributors	3.2
Short-Term Investments	5.3

Total	101.7%

See accompanying notes to financial statements.

40

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	April 30, 2013

Number of Shares	Common Stock	Value

	Aerospace & Defense (3.2% of Net Assets)
124,250	HEICO Corp.	$5,468,243
194,685	Hexcel Corp. (1)	5,937,892

	Total Aerospace & Defense	11,406,135

	Auto Components (1.1%)
98,700	Dorman Products, Inc.	3,724,938

	Biotechnology (5.3%)
176,100	Ariad Pharmaceuticals, Inc. (1)	3,146,907
217,800	Celldex Therapeutics, Inc. (1)	2,842,290
93,106	Cepheid, Inc. (1)	3,550,132
85,100	Hyperion Therapeutics, Inc. (1)	1,825,395
275,842	Ironwood Pharmaceuticals, Inc. (1)	4,195,557
96,366	Theravance, Inc. (1)	3,252,352

	Total Biotechnology	18,812,633

	Capital Markets (2.6%)
94,593	Artisan Partners Asset Management, Inc. (1)	3,528,319
63,710	Greenhill & Co., Inc.	2,942,765
227,599	WisdomTree Investments, Inc. (1)	2,640,148

	Total Capital Markets	9,111,232

	Commercial Banks (3.1%)
189,386	Independent Bank Group, Inc. (1)	5,405,077
78,046	SVB Financial Group (1)	5,549,851

	Total Commercial Banks	10,954,928

	Commercial Services & Supplies (1.3%)
461,138	Performant Financial Corp. (1)	4,486,873

	Communications Equipment (2.7%)
426,087	Aruba Networks, Inc. (1)	9,582,697

	Computers & Peripherals (0.5%)
90,084	Fusion-io, Inc. (1)	1,691,778

	Diversified Financial Services (1.5%)
123,264	MarketAxess Holdings, Inc.	5,216,532

	Electronic Equipment, Instruments & Components (6.7%)
157,599	Cognex Corp.	6,256,680
176,989	FARO Technologies, Inc. (1)	6,865,404
91,854	IPG Photonics Corp.	5,849,263
150,021	Universal Display Corp. (1)	4,716,660

	Total Electronic Equipment, Instruments & Components	23,688,007

See accompanying notes to financial statements.

41

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Energy Equipment & Services (3.2%)
39,792	Core Laboratories N.V. (Netherlands)	$5,761,086
200,999	Forum Energy Technologies, Inc. (1)	5,589,782

	Total Energy Equipment & Services	11,350,868

	Food & Staples Retailing (7.5%)
233,100	Fresh Market, Inc. (The) (1)	9,540,783
83,437	Pricesmart, Inc.	7,445,083
186,388	United Natural Foods, Inc. (1)	9,308,217

	Total Food & Staples Retailing	26,294,083

	Food Products (3.9%)
91,800	Annie’s, Inc. (1)	3,469,122
184,931	Boulder Brands, Inc. (1)	1,666,229
130,197	Hain Celestial Group, Inc. (The) (1)	8,495,354

	Total Food Products	13,630,705

	Health Care Equipment & Supplies (3.5%)
325,131	DexCom, Inc. (1)	5,335,400
348,404	Endologix, Inc. (1)	5,233,028
19,361	HeartWare International, Inc. (1)	1,881,889

	Total Health Care Equipment & Supplies	12,450,317

	Health Care Technology (4.2%)
76,200	athenahealth, Inc. (1)	7,335,012
299,458	HMS Holdings Corp. (1)	7,549,336

	Total Health Care Technology	14,884,348

	Hotels, Restaurants & Leisure (5.4%)
663,919	Arcos Dorados Holdings, Inc.	9,042,577
289,755	BJ’s Restaurants, Inc. (1)	9,938,596

	Total Hotels, Restaurants & Leisure	18,981,173

	Household Durables (2.6%)
201,875	Harman International Industries, Inc.	9,025,831

	Internet Software & Services (2.1%)
180,140	Cornerstone OnDemand, Inc. (1)	6,535,479
21,019	SPS Commerce, Inc. (1)	990,626

	Total Internet Software & Services	7,526,105

	Life Sciences Tools & Services (3.4%)
138,967	Fluidigm Corp. (1)	2,340,204
147,200	Illumina, Inc. (1)	9,522,368

	Total Life Sciences Tools & Services	11,862,572

See accompanying notes to financial statements.

42

TCW Small Cap Growth Fund

April 30, 2013

Number of Shares	Common Stock	Value

	Machinery (4.7%)
74,069	Chart Industries, Inc. (1)	$6,281,792
67,900	IDEX Corp	3,532,837
190,600	Woodward, Inc.	6,859,694

	Total Machinery	16,674,323

	Metals & Mining (2.5%)
149,004	Carpenter Technology Corp.	6,699,220
79,817	Materion Corp.	2,114,352

	Total Metals & Mining	8,813,572

	Oil, Gas & Consumable Fuels (1.6%)
73,700	Gulfport Energy Corp. (1)	3,846,403
105,864	Sanchez Energy Corp. (1)	1,917,197

	Total Oil, Gas & Consumable Fuels	5,763,600

	Semiconductors & Semiconductor Equipment (3.1%)
144,200	Cavium, Inc. (1)	4,535,090
130,507	Exar Corp. (1)	1,406,865
96,400	Mellanox Technologies, Ltd. (1)	4,914,472

	Total Semiconductors & Semiconductor Equipment	10,856,427

	Software (9.6%)
253,300	Fortinet, Inc. (1)	4,549,268
69,662	Guidewire Software, Inc. (1)	2,792,053
88,586	MicroStrategy, Inc. (1)	7,989,571
317,047	Qualys, Inc. (1)	3,487,517
238,700	Splunk, Inc. (1)	9,738,960
55,618	Ultimate Software Group, Inc. (The) (1)	5,372,143

	Total Software	33,929,512

	Specialty Retail (6.2%)
196,127	Five Below, Inc. (1)	7,058,611
315,995	Stage Stores, Inc.	8,749,901
121,400	Vitamin Shoppe, Inc. (1)	5,966,810

	Total Specialty Retail	21,775,322

	Textiles, Apparel & Luxury Goods (1.1%)
83,115	Steven Madden, Ltd. (1)	4,041,882

	Trading Companies & Distributors (3.8%)
26,000	DXP Enterprises, Inc. (1)	1,738,880
97,100	H&E Equipment Services, Inc.	1,976,956
168,638	MRC Global, Inc. (1)	5,050,708
62,462	WESCO International, Inc. (1)	4,477,901

	Total Trading Companies & Distributors	13,244,445

	Total Common Stock (Cost: $266,719,764) (96.4%)	339,780,838

See accompanying notes to financial statements.

43

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $3,061,436) (0.9%)
$3,061,436	State Street Bank & Trust Company, 0.01%, due 05/01/13 (collateralized by $3,090,000, Federal National Mortgage Association, 2.14%, due 11/07/22, valued at $3,125,411) (Total Amount to be Received Upon Repurchase $3,061,437)	$3,061,436

	Total Investments (Cost: $269,781,200) (97.3%)	342,842,274
	Excess of Other Assets over Liabilities (2.7%)	9,564,094

	Net Assets (100.0%)	$352,406,368

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

44

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	3.2%
Auto Components	1.1
Biotechnology	5.3
Capital Markets	2.6
Commercial Banks	3.1
Commercial Services & Supplies	1.3
Communications Equipment	2.7
Computers & Peripherals	0.5
Diversified Financial Services	1.5
Electronic Equipment, Instruments & Components	6.7
Energy Equipment & Services	3.2
Food & Staples Retailing	7.5
Food Products	3.9
Health Care Equipment & Supplies	3.5
Health Care Technology	4.2
Hotels, Restaurants & Leisure	5.4
Household Durables	2.6
Internet Software & Services	2.1
Life Sciences Tools & Services	3.4
Machinery	4.7
Metals & Mining	2.5
Oil, Gas & Consumable Fuels	1.6
Semiconductors & Semiconductor Equipment	3.1
Software	9.6
Specialty Retail	6.2
Textiles, Apparel & Luxury Goods	1.1
Trading Companies & Distributors	3.8
Short-Term Investments	0.9

Total	97.3%

See accompanying notes to financial statements.

45

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (5.4% of Net Assets)
20,200	BE Aerospace, Inc. (1)	$1,267,348
21,645	Hexcel Corp. (1)	660,172
3,530	TransDigm Group, Inc. (1)	518,204

	Total Aerospace & Defense	2,445,724

	Automobiles (1.7%)
14,300	Tesla Motors, Inc. (1)	772,057

	Biotechnology (5.3%)
19,650	Ariad Pharmaceuticals, Inc. (1)	351,145
8,050	BioMarin Pharmaceutical, Inc. (1)	528,080
11,715	Cepheid, Inc. (1)	446,693
34,116	Ironwood Pharmaceuticals, Inc. (1)	518,904
9,050	Theravance, Inc. (1)	305,438
2,750	Vertex Pharmaceuticals, Inc. (1)	211,255

	Total Biotechnology	2,361,515

	Capital Markets (4.2%)
1,900	Artisan Partners Asset Management, Inc. (1)	70,870
22,062	Stifel Financial Corp. (1)	710,838
14,960	T. Rowe Price Group, Inc.	1,084,600

	Total Capital Markets	1,866,308

	Commercial Banks (2.0%)
12,670	SVB Financial Group (1)	900,964

	Communications Equipment (3.7%)
45,940	Aruba Networks, Inc. (1)	1,033,190
11,837	Palo Alto Networks, Inc. (1)	640,382

	Total Communications Equipment	1,673,572

	Electronic Equipment, Instruments & Components (4.0%)
19,120	Cognex Corp.	759,064
9,690	IPG Photonics Corp. (1)	617,059
13,092	Universal Display Corp. (1)	411,613

	Total Electronic Equipment, Instruments & Components	1,787,736

	Energy Equipment & Services (4.0%)
4,803	Core Laboratories N.V. (Netherlands)	695,378
11,400	Forum Energy Technologies, Inc. (1)	317,034
11,195	Oceaneering International, Inc.	785,553

	Total Energy Equipment & Services	1,797,965

See accompanying notes to financial statements.

46

TCW SMID Cap Growth Fund

April 30, 2013

Number of Shares	Common Stock	Value

	Food & Staples Retailing (5.7%)
16,700	Fresh Market, Inc. (The) (1)	$683,531
10,335	Pricesmart, Inc.	922,192
18,705	United Natural Foods, Inc. (1)	934,128

	Total Food & Staples Retailing	2,539,851

	Food Products (2.2%)
15,250	Hain Celestial Group, Inc. (The) (1)	995,062

	Health Care Equipment & Supplies (1.5%)
43,991	Endologix, Inc. (1)	660,745

	Health Care Providers & Services (1.6%)
28,232	HMS Holdings Corp. (1)	711,729

	Health Care Technology (2.0%)
9,100	athenahealth, Inc. (1)	875,966

	Hotels, Restaurants & Leisure (6.0%)
78,447	Arcos Dorados Holdings, Inc.	1,068,448
21,560	BJ’s Restaurants, Inc. (1)	739,508
13,750	Starwood Hotels & Resorts Worldwide, Inc.	887,150

	Total Hotels, Restaurants & Leisure	2,695,106

	Household Durables (2.5%)
24,801	Harman International Industries, Inc. (1)	1,108,853

	Internet Software & Services (2.7%)
3,390	LinkedIn Corp. (1)	651,185
11,420	Rackspace Hosting, Inc. (1)	550,444

	Total Internet Software & Services	1,201,629

	Life Sciences Tools & Services (2.4%)
16,850	Illumina, Inc. (1)	1,090,026

	Machinery (5.0%)
12,795	AGCO Corp. (1)	681,334
8,692	Chart Industries, Inc. (1)	737,169
2,525	Wabtec Corp.	264,973
15,850	Woodward, Inc.	570,441

	Total Machinery	2,253,917

	Media (1.0%)
7,450	AMC Networks, Inc. (1)	469,425

	Metals & Mining (1.9%)
31,975	Allegheny Technologies, Inc.	862,686

See accompanying notes to financial statements.

47

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Oil, Gas & Consumable Fuels (2.1%)
7,100	Gulfport Energy Corp. (1)	$370,549
12,650	Whiting Petroleum Corp. (1)	562,925

	Total Oil, Gas & Consumable Fuels	933,474

	Road & Rail (3.3%)
7,880	Genesee & Wyoming, Inc. (1)	671,376
7,405	Kansas City Southern (1)	807,663

	Total Road & Rail	1,479,039

	Semiconductors & Semiconductor Equipment (5.0%)
19,563	ARM Holdings PLC (SP ADR) (United Kingdom)	914,570
12,150	Mellanox Technologies, Ltd. (1)	619,407
52,200	NVIDIA Corp.	718,794

	Total Semiconductors & Semiconductor Equipment	2,252,771

	Software (11.0%)
15,640	ANSYS, Inc. (1)	1,264,650
12,166	MicroStrategy, Inc. (1)	1,097,252
27,965	Splunk, Inc. (1)	1,140,972
4,091	Ultimate Software Group, Inc. (The) (1)	395,150
16,520	Workday, Inc. (1)	1,034,978

	Total Software	4,933,002

	Specialty Retail (4.9%)
16,130	CarMax, Inc. (1)	742,625
7,050	DSW, Inc.	466,146
11,250	Ulta Salon, Cosmetics & Fragrance, Inc. (1)	986,063

	Total Specialty Retail	2,194,834

	Textiles, Apparel & Luxury Goods (4.3%)
17,974	Gildan Activewear, Inc. (1)	723,094
21,530	Under Armour, Inc. (1)	1,228,932

	Total Textiles, Apparel & Luxury Goods	1,952,026

	Trading Companies & Distributors (1.5%)
8,450	MSC Industrial Direct Co., Inc.	665,860

	Total Common Stock (Cost: $35,706,289) (96.9%)	43,481,842

See accompanying notes to financial statements.

48

TCW SMID Cap Growth Fund

April 30, 2013

Principal Amount	Short-Term Investments	Value

	Repurchase Agreement (Cost: $521,748) (1.2%)
$521,748	State Street Bank & Trust Company, 0.01%, due 05/01/13 (collateralized by $530,000, Federal National Mortgage Association, 2.14%, due 11/07/22 valued at $536,074) (Total Amount to be Received Upon Repurchase $521,748)	$521,748

	Total Investments (Cost: $36,228,037) (98.1%)	44,003,590
	Excess of Other Assets over Liabilities (1.9%)	850,674

	Net Assets (100.0%)	$44,854,264

Notes to the Schedule of Investments:

SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

49

TCW SMID Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	5.4%
Automobiles	1.7
Biotechnology	5.3
Capital Markets	4.2
Commercial Banks	2.0
Communications Equipment	3.7
Electronic Equipment, Instruments & Components	4.0
Energy Equipment & Services	4.0
Food & Staples Retailing	5.7
Food Products	2.2
Health Care Equipment & Supplies	1.5
Health Care Providers & Services	1.6
Health Care Technology	2.0
Hotels, Restaurants & Leisure	6.0
Household Durables	2.5
Internet Software & Services	2.7
Life Sciences Tools & Services	2.4
Machinery	5.0
Media	1.0
Metals & Mining	1.9
Oil, Gas & Consumable Fuels	2.1
Road & Rail	3.3
Semiconductors & Semiconductor Equipment	5.0
Software	11.0
Specialty Retail	4.9
Textiles, Apparel & Luxury Goods	4.3
Trading Companies & Distributors	1.5
Short-Term Investments	1.2

Total	98.1%

See accompanying notes to financial statements.

50

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	April 30, 2013

Number of Shares	Common Stock	Value

	Aerospace & Defense (1.9% of Net Assets)
107,545	Textron, Inc.	$2,769,284

	Airlines (0.7%)
56,500	US Airways Group, Inc. (1)	954,850

	Auto Components (3.0%)
185,815	Dana Holding Corp. (1)	3,205,309
31,650	Tenneco, Inc. (1)	1,223,905

	Total Auto Components	4,429,214

	Capital Markets (2.1%)
98,088	Invesco, Ltd.	3,113,313

	Chemicals (3.8%)
28,538	Celanese Corp. — Series A	1,410,063
33,664	Cytec Industries, Inc.	2,452,759
21,358	International Flavors & Fragrances, Inc.	1,648,624

	Total Chemicals	5,511,446

	Commercial Banks (5.0%)
42,566	Comerica, Inc.	1,543,017
296,793	KeyCorp	2,959,026
27,265	Popular, Inc. (1)	776,780
459,033	Synovus Financial Corp.	1,234,799
53,742	TCF Financial Corp.	781,946

	Total Commercial Banks	7,295,568

	Communications Equipment (1.5%)
376,000	Brocade Communications Systems, Inc. (1)	2,188,320

	Computers & Peripherals (5.2%)
87,100	Seagate Technology PLC (Netherlands) (1)	3,196,570
78,426	Western Digital Corp. (1)	4,335,389

	Total Computers & Peripherals	7,531,959

	Construction & Engineering (1.5%)
43,803	Jacobs Engineering Group, Inc. (1)	2,211,175

	Construction Materials (0.9%)
26,720	Vulcan Materials Co.	1,332,794

	Consumer Finance (1.1%)
80,280	SLM Corp.	1,657,782

	Containers & Packaging (1.7%)
15,350	Packaging Corp. of America	730,046
77,575	Sealed Air Corp.	1,715,959

	Total Containers & Packaging	2,446,005

See accompanying notes to financial statements.

51

TCW Value Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Diversified Financial Services (1.0%)
131,500	KKR Financial Holdings LLC	$1,405,735

	Diversified Telecommunication Services (0.9%)
145,174	Windstream Corp.	1,236,882

	Electric Utilities (1.1%)
55,694	Hawaiian Electric Industries, Inc.	1,576,140

	Energy Equipment & Services (3.9%)
12,300	Atwood Oceanics, Inc. (1)	603,315
28,074	Ensco PLC (United Kingdom)	1,619,308
108,262	Nabors Industries, Ltd. (1)	1,601,195
169,950	Newpark Resources, Inc. (1)	1,784,475

	Total Energy Equipment & Services	5,608,293

	Food Products (2.1%)
66,000	Campbell Soup Co.	3,063,060

	Health Care Equipment & Supplies (1.9%)
36,600	Alere, Inc. (1)	939,888
86,542	Hologic, Inc. (1)	1,762,861

	Total Health Care Equipment & Supplies	2,702,749

	Health Care Providers & Services (2.4%)
51,896	Cigna Corp.	3,433,958

	Hotels, Restaurants & Leisure (3.1%)
67,032	International Speedway Corp.	2,203,342
52,324	Marriott International, Inc.	2,253,071

	Total Hotels, Restaurants & Leisure	4,456,413

	Household Durables (8.2%)
45,875	Beazer Homes USA, Inc. (1)	741,340
33,525	Harman International Industries, Inc.	1,498,903
41,400	Jarden Corp. (1)	1,863,414
100,905	KB Home	2,274,399
53,420	Lennar Corp.	2,201,972
97,220	Toll Brothers, Inc. (1)	3,335,618

	Total Household Durables	11,915,646

	Household Products (1.8%)
27,195	Energizer Holdings, Inc. (1)	2,626,765

	Independent Power Producers & Energy Traders (1.3%)
140,400	AES Corporation (The) (1)	1,945,944

See accompanying notes to financial statements.

52

TCW Value Opportunities Fund

April 30, 2013

Number of Shares	Common Stock	Value

	Insurance (4.8%)
46,386	Arch Capital Group, Ltd. (1)	$2,461,241
142,260	Genworth Financial, Inc. (1)	1,426,868
19,268	PartnerRe, Ltd.	1,817,743
20,600	Reinsurance Group of America, Inc.	1,288,530

	Total Insurance	6,994,382

	Internet & Catalog Retail (0.8%)
21,626	Expedia, Inc.	1,207,596

	IT Services (1.6%)
9,205	Alliance Data Systems Corp. (1)	1,581,143
15,100	Computer Sciences Corp.	707,435

	Total IT Services	2,288,578

	Machinery (7.0%)
35,619	Dover Corp.	2,456,998
9,034	Joy Global, Inc.	510,602
67,300	Kennametal, Inc.	2,691,327
30,945	SPX Corp.	2,305,712
77,798	Terex Corp. (1)	2,225,023

	Total Machinery	10,189,662

	Marine (0.4%)
8,550	Kirby Corp. (1)	640,310

	Metals & Mining (3.6%)
28,150	Allegheny Technologies, Inc.	759,487
150,807	Commercial Metals Co.	2,204,799
69,040	Worthington Industries, Inc.	2,221,707

	Total Metals & Mining	5,185,993

	Multi-Utilities (0.6%)
31,500	Avista Corp.	883,575

	Oil, Gas & Consumable Fuels (3.5%)
105,894	Denbury Resources, Inc. (1)	1,894,443
31,598	Murphy Oil Corp.	1,961,920
23,000	Tesoro Corp. (1)	1,228,200

	Total Oil, Gas & Consumable Fuels	5,084,563

	Pharmaceuticals (2.0%)
22,600	Hospira, Inc. (1)	748,512
74,370	Mylan, Inc. (1)	2,164,911

	Total Pharmaceuticals	2,913,423

	Real Estate Management & Development (1.4%)
20,150	Jones Lang LaSalle, Inc.	1,995,253

See accompanying notes to financial statements.

53

TCW Value Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	REIT (3.2%)
15,259	Health Care REIT, Inc.	$1,143,967
18,312	Home Properties, Inc.	1,180,392
96,145	Kimco Realty Corp.	2,286,328

	Total REIT	4,610,687

	Semiconductors & Semiconductor Equipment (5.6%)
56,882	Broadcom Corp. (1)	2,047,752
36,600	Freescale Semiconductor, Ltd. (1)	566,568
31,800	Lam Research Corp. (1)	1,469,796
80,746	Maxim Integrated Products, Inc.	2,497,474
97,300	Teradyne, Inc. (1)	1,599,612

	Total Semiconductors & Semiconductor Equipment	8,181,202

	Software (0.6%)
60,500	Activision Blizzard, Inc.	904,475

	Specialty Retail (8.0%)
61,800	Aeropostale, Inc. (1)	905,988
122,405	American Eagle Outfitters, Inc.	2,380,777
30,995	ANN, Inc. (1)	915,593
30,935	Asbury Automotive Group, Inc. (1)	1,240,184
16,010	Children’s Place Retail Stores, Inc. (The) (1)	783,209
86,650	GameStop Corp. (1)	3,024,085
63,000	Gap, Inc. (The)	2,393,370

	Total Specialty Retail	11,643,206

	Total Common Stock (Cost: $107,773,075) (99.2%)	144,136,200

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $1,546,161) (1.0%)
$1,546,161	State Street Bank & Trust Company, 0.01%, due 05/01/13 (collateralized by $1,560,000, Federal National Mortgage Association, 2.14%, due 11/07/22, valued at $1,577,878) (Total Amount to be Received Upon Repurchase $1,546,161)	1,546,161

	Total Investments (Cost: $109,319,236) (100.2%)	145,682,361
	Liabilities in Excess of Other Assets (–0.2%)	(333,271)

	Net Assets (100.0%)	$145,349,090

Notes to the Schedule of Investments:

REIT - Real Estate Investment Trust.

(1)	Non-income producing security.

See accompanying notes to financial statements.

54

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	April 30, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	1.9%
Airlines	0.7
Auto Components	3.0
Capital Markets	2.1
Chemicals	3.8
Commercial Banks	5.0
Communications Equipment	1.5
Computers & Peripherals	5.2
Construction & Engineering	1.5
Construction Materials	0.9
Consumer Finance	1.1
Containers & Packaging	1.7
Diversified Financial Services	1.0
Diversified Telecommunication Services	0.9
Electric Utilities	1.1
Energy Equipment & Services	3.9
Food Products	2.1
Health Care Equipment & Supplies	1.9
Health Care Providers & Services	2.4
Hotels, Restaurants & Leisure	3.1
Household Durables	8.2
Household Products	1.8
Independent Power Producers & Energy Traders	1.3
Insurance	4.8
Internet & Catalog Retail	0.8
IT Services	1.6
Machinery	7.0
Marine	0.4
Metals & Mining	3.6
Multi-Utilities	0.6
Oil, Gas & Consumable Fuels	3.5
Pharmaceuticals	2.0
Real Estate Management & Development	1.4
REIT	3.2
Semiconductors & Semiconductor Equipment	5.6
Software	0.6
Specialty Retail	8.0
Short-Term Investments	1.0

Total	100.2%

See accompanying notes to financial statements.

55

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)

Number of Shares	Investment Companies	Value
	Diversified U.S. Equity Funds (37.6% of Net Assets)
132,535	TCW Relative Value Large Cap Fund — I Class (1)	$2,316,706
214,220	TCW Select Equities Fund — I Class (1)	4,655,001
39,508	TCW Value Opportunities Fund — I Class (1)	936,339

	Total Diversified U.S. Equity Funds	7,908,046

	Diversified U.S. Fixed Income Fund (56.9%)
1,154,811	TCW Total Return Bond Fund — I Class (1)	11,975,387

	Exchange-Traded Fund (3.5%)
38,940	ProShares UltraShort Euro (2)	736,745

	Money Market Investment (1.6%)
349,606	Fidelity Institutional Prime Money Market Portfolio — Institutional Class, 0.04% (3)	349,606

	Total Investment Companies (Cost: $19,062,942) (99.6%)	20,969,784

	Total Investments (Cost: $19,062,942) (99.6%)	20,969,784
	Excess of Other Assets over Liabilities (0.4%)	74,564

	Net Assets (100.0%)	$21,044,348

Notes to the Schedule of Investments:

(1)	Affiliated issuer.
(2)	Non-income producing security.
(3)	Rate disclosed, the 7-day net yield, is as of April 30, 2013.

See accompanying notes to financial statements.

56

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	April 30, 2013

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	37.6%
Diversified U.S. Fixed Income Funds	56.9
Exchange-Traded Funds	3.5
Money Market Investments	1.6

Total	99.6%

See accompanying notes to financial statements.

57

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2013

	TCW Concentrated Value Fund		TCW Dividend Focused Fund	TCW Growth Fund		TCW Growth Equities Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$7,667		$892,626	$2,339		$32,479
Receivable for Securities Sold	—		20	14		—
Receivable for Fund Shares Sold	—	(2)	2,559	—		7
Interest and Dividends Receivable	5		461	1		9
Foreign Tax Reclaims Receivable	—		19	—		—
Receivable from Investment Advisor	4		—	10		—

Total Assets	7,676		895,685	2,364		32,495

LIABILITIES
Payable for Securities Purchased	—		19,536	12		—
Payable for Fund Shares Redeemed	4		699	—		3
Accrued Directors’ Fees and Expenses	6		6	6		6
Accrued Compliance Expense	—	(2)	1	—	(2)	—	(2)
Accrued Management Fees	—		574	—		41
Accrued Distribution Fees	—	(2)	162	—	(2)	1
Other Accrued Expenses	24		108	11		47

Total Liabilities	34		21,086	29		98

NET ASSETS	$7,642		$874,599	$2,335		$32,397

NET ASSETS CONSIST OF:
Paid-in Capital	$16,292		$960,676	$3,788		$12,369
Accumulated Net Realized Gain (Loss) on Investments	(9,709)		(257,800)	(1,761)		11,826
Unrealized Appreciation of Investments	1,056		171,114	334		8,372
Undistributed Net Investment Income (Loss)	3		609	(26)		(170)

NET ASSETS	$7,642		$874,599	$2,335		$32,397

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$6,750		$131,078	$2,217		$26,233

N Class Share	$892		$743,521	$118		$6,164

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	471,846		9,578,115	87,364		1,628,174

N Class Share	63,004		53,515,925	4,653		384,149

NET ASSET VALUE PER SHARE: (4)
I Class Share	$14.31		$13.69	$25.37		$16.11

N Class Share	$14.16		$13.89	$25.39		$16.05

(1)	The identified cost for the TCW Concentrated Value Fund, the TCW Dividend Focused Fund, the TCW Growth Fund and the TCW Growth Equities Fund at April 30, 2013 was $6,611, $721,512, $2,005 and $24,107, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Concentrated Value Fund, the TCW Dividend Focused Fund and the TCW Growth Fund is 2,000,000,000 for each of the I Class and N Class shares, and for the TCW Growth Equities Fund is 4,000,000,000 for each of the I Class and the N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

58

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2013

	TCW International Growth Fund		TCW International Small Cap Fund		TCW Relative Value Large Cap Fund	TCW Select Equities Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$2,214		$33,628		$1,027,046	$1,378,605
Foreign Currency, at Value	—	(2)(3)	437	(2)	—	—
Receivable for Securities Sold	191		1,115		36	—
Receivable for Fund Shares Sold	—		35		6,531	5,119
Interest and Dividends Receivable	6		65		613	300
Foreign Tax Reclaims Receivable	—		—		24	—
Receivable from Investment Advisor	9		—		—	—

Total Assets	2,420		35,280		1,034,250	1,384,024

LIABILITIES
Payable for Securities Purchased	19		607		—	25,795
Payable for Fund Shares Redeemed	—		21		883	1,136
Disbursements in Excess of Available Cash	74		2,043		—	—
Accrued Directors’ Fees and Expenses	5		6		6	6
Accrued Compliance Expense	—	(3)	—	(3)	1	1
Accrued Management Fees	—		21		682	889
Accrued Distribution Fees	—	(3)	3		13	71
Other Accrued Expenses	9		1		68	123

Total Liabilities	107		2,702		1,653	28,021

NET ASSETS	$2,313		$32,578		$1,032,597	$1,356,003

NET ASSETS CONSIST OF:
Paid-in Capital	$2,112		36,704		$955,136	$972,646
Accumulated Net Realized Loss on Investments and Foreign Currency	(46)		(5,889)		(132,879)	(2,831)
Unrealized Appreciation of Investments and Foreign Currency	246		2,636		207,805	387,014
Undistributed Net Investment Income (Loss)	1		(873)		2,535	(826)

NET ASSETS	$2,313		$32,578		$1,032,597	$1,356,003

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$1,217		$19,663		$973,349	$1,031,296

N Class Share	$1,096		$12,915		$59,248	$324,707

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	110,826		2,413,904		55,692,236	47,455,422

N Class Share	100,000		1,586,299		3,391,662	15,709,956

NET ASSET VALUE PER SHARE: (5)
I Class Share	$10.98		$8.15		$17.48	$21.73

N Class Share	$10.96		$8.14		$17.47	$20.67

(1)	The identified cost for the TCW International Growth Fund, the TCW International Small Cap Fund, the TCW Relative Value Large Cap Fund and the TCW Select Equities Fund at April 30, 2013 was $1,968, $30,991, $819,241 and $991,591, respectively.
(2)	The identified cost for the TCW International Growth Fund and the TCW International Small Cap Fund at April 30, 2013 was less than $1 and $434, respectively.
(3)	Amount rounds to less than $1.
(4)	The number of authorized shares, with a par value of $0.001 per share, for the TCW International Growth Fund, the TCW International Small Cap Fund and the TCW Relative Value Large Cap Fund is 2,000,000,000 for each of the I Class and N Class shares, and for the TCW Select Equities Fund is 3,667,000,000 for each of the I Class and N Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

59

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2013

	TCW Small Cap Growth Fund	TCW SMID Cap Growth Fund		TCW Value Opportunities Fund	TCW Conservative Allocation Fund (1)
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (2)	$342,842	$44,004		$145,682	$1,086
Investment in Affiliated Issuers, at Value (2)	—	—		—	19,884
Cash	—	—		—	30
Receivable for Securities Sold	17,106	1,179		—	—
Receivable for Fund Shares Sold	297	—	(3)	18	55
Interest and Dividends Receivable	11	4		33	43
Receivable from Investment Advisor	—	—		—	2

Total Assets	360,256	45,187		145,733	21,100

LIABILITIES
Payable for Securities Purchased	5,301	278		205	43
Payable for Fund Shares Redeemed	1,786	—		23	5
Accrued Directors’ Fees and Expenses	6	6		6	6
Accrued Compliance Expense	1	—	(3)	— (3)	—	(3)
Accrued Management Fees	318	26		101	—
Accrued Distribution Fees	27	4		8	—	(3)
Other Accrued Expenses	411	19		41	2

Total Liabilities	7,850	333		384	56

NET ASSETS	$352,406	$44,854		$145,349	$21,044

NET ASSETS CONSIST OF:
Paid-in Capital	$309,116	$45,460		$120,940	$19,127
Accumulated Net Realized Loss on Investments	(18,346)	(8,005)		(11,738)	(143)
Unrealized Appreciation of Investments	73,061	7,776		36,363	1,907
Undistributed Net Investment Income (Loss)	(11,425)	(377)		(216)	153

NET ASSETS	$352,406	$44,854		$145,349	$21,044

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$232,522	$25,668		$109,569	$20,127

N Class Share	$119,884	$19,186		$35,780	$917

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	7,916,887	2,141,085		4,623,515	1,776,864

N Class Share	4,267,138	1,600,171		1,535,943	81,136

NET ASSET VALUE PER SHARE: (5)
I Class Share	$29.37	$11.99		$23.70	$11.33

N Class Share	$28.09	$11.99		$23.30	$11.31

(1)	Formerly TCW Global Conservative Allocation Fund.
(2)	The identified cost for the TCW Small Cap Growth Fund, the TCW SMID Cap Growth Fund, the TCW Value Opportunities Fund and the TCW Conservative Allocation Fund at April 30, 2013 was $269,781, $36,228, $109,319 and $19,063, respectively.
(3)	Amount rounds to less than $1.
(4)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Small Cap Growth Fund is 1,666,000,000 for each of the I Class and N Class shares, the TCW SMID Cap Growth Fund and the TCW Conservative Allocation Fund is 2,000,000,000 for each of the I Class and N Class shares and the TCW Value Opportunities Fund is 4,000,000,000 for each of the I Class and N Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

60

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2013

	TCW Concentrated Value Fund		TCW Dividend Focused Fund		TCW Growth Fund		TCW Growth Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$65		$10,964	(1)	$15	(1)	$317	(1)
Interest	—	(2)	1		—	(2)	—	(2)

Total	65		10,965		15		317

Expenses:
Management Fees	24		2,810		8		326
Accounting Services Fees	1		32		2		5
Administration Fees	3		40		5		9
Transfer Agent Fees:
I Class	4		7		4		12
N Class	4		221		3		9
Custodian Fees	5		9		15		10
Professional Fees	16		24		7		17
Directors’ Fees and Expenses	12		12		12		12
Registration Fees:
I Class	9		10		5		9
N Class	7		16		4		9
Distribution Fees:
N Class	1		799		—	(2)	10
Compliance Expense	—	(2)	6		—	(2)	1
Shareholder Reporting Expense	—	(2)	3		—	(2)	1
Other	4		52		4		9

Total	90		4,041		69		439

Less Expenses Borne by Investment Advisor:
I Class	32		—		48		20
N Class	14		—		10		28

Net Expenses	44		4,041		11		391

Net Investment Income (Loss)	21		6,924		4		(74)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments	303		16,339		(3)		12,113
Change in Unrealized Appreciation (Depreciation) on Investments	955		96,729		276		(2,410)

Net Realized and Unrealized Gain (Loss) on Investments	1,258		113,068		273		9,703

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,279		$119,992		$277		$9,629

(1)	Net of foreign taxes withheld of $12, $0, and $2 for the TCW Dividend Focused Fund, the TCW Growth Fund and the TCW Growth Equities Fund, respectively.
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

61

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2013

	TCW International Growth Fund (1)		TCW International Small Cap Fund		TCW Relative Value Large Cap Fund	TCW Select Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends (2)	$14		$136		$9,131	$7,544
Interest	—	(3)	—	(3)	2	2

Total	14		136		9,133	7,546

Expenses:
Management Fees	9		117		3,334	4,536
Accounting Services Fees	1		2		36	50
Administration Fees	3		6		45	61
Transfer Agent Fees:
I Class	3		4		250	148
N Class	4		4		10	91
Custodian Fees	15		16		9	15
Professional Fees	9		21		25	28
Directors’ Fees and Expenses	11		12		12	12
Registration Fees:
I Class	—	(3)	6		27	22
N Class	—	(3)	6		9	18
Distribution Fees:
N Class	1		15		67	376
Compliance Expense	—	(3)	—	(3)	6	8
Shareholder Reporting Expense	3		—	(3)	3	4
Other	5		10		60	75

Total	64		219		3,893	5,444

Less Expenses Borne by Investment Advisor:
I Class	26		—		—	—
N Class	25		9		—	—

Net Expenses	13		210		3,893	5,444

Net Investment Income (Loss)	1		(74)		5,240	2,102

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(45)		1,317		4,578	(482)
Foreign Currency	(1)		(19)		—	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	246		1,706		139,317	128,724
Foreign Currency	—	(3)	(1)		—	—

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	200		3,003		143,895	128,242

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$201		$2,929		$149,135	$130,344

(1)	For the period November 1, 2012 (Commencement of Operations) through April 30, 2013.
(2)	Net of foreign taxes withheld of $1, $10, $15, and $28 for the TCW International Growth Fund, the TCW International Small Cap Fund, the TCW Relative Value Large Cap Fund and the TCW Select Equities Fund, respectively.
(3)	Amount rounds to less than $1.

See accompanying notes to financial statements.

62

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2013

	TCW Small Cap Growth Fund	TCW SMID Cap Growth Fund		TCW Value Opportunities Fund		TCW Conservative Allocation Fund (1)
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$1,508 (2)	$130	(2)	$1,255		$—	(3)
Dividends from Investment in Affiliated Issuers	—	—		—		292
Interest	3	—	(3)	—	(3)	—

Total	1,511	130		1,255		292

Expenses:
Management Fees	2,865	206		543		—
Accounting Services Fees	47	3		7		2
Administration Fees	64	8		11		4
Transfer Agent Fees:
I Class	358	4		20		4
N Class	110	4		25		4
Custodian Fees	34	15		5		2
Professional Fees	32	22		16		7
Directors’ Fees and Expenses	12	12		12		12
Registration Fees:
I Class	18	6		8		4
N Class	9	7		7		5
Distribution Fees:
N Class	181	22		42		1
Compliance Expense	12	1		1		—	(3)
Shareholder Reporting Expense	4	—	(3)	1		—	(3)
Other	137	3		15		3

Total	3,883	313		713		48

Less Expenses Borne by Investment Advisor:
I Class	—	23		—		—
N Class	64	43		20		7

Net Expenses	3,819	247		693		41

Net Investment Income (Loss)	(2,308)	(117)		562		251

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on:
Investments	69,169	572		4,518		1
Investments in Affiliated Issuers	—	—		—		12
Realized Gain Distributed from Affiliated Issuers	—	—		—		58
Change in Unrealized Appreciation (Depreciation) on:
Investments	(27,486)	6,047		18,339		(8)
Investments in Affiliated Issuers	—	—		—		827

Net Realized and Unrealized Gain on Investments	41,683	6,619		22,857		890

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,375	$6,502		$23,419		$1,141

(1)	Formerly TCW Global Conservative Allocation Fund.
(2)	Net of foreign taxes withheld of $6 and $1 for the TCW Small Cap Growth Fund and the TCW SMID Cap Growth Fund, respectively.
(3)	Amount rounds to less than $1.

See accompanying notes to financial statements.

63

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Concentrated Value Fund		TCW Dividend Focused Fund
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$21	$89	$6,924	$10,844
Net Realized Gain on Investments	303	1,289	16,339	1,331
Change in Unrealized Appreciation on Investments	955	1,174	96,729	86,987

Increase in Net Assets Resulting from Operations	1,279	2,552	119,992	99,162

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(62)	(75)	(1,267)	(1,297)
N Class	(10)	—	(5,360)	(8,953)

Total Distributions to Shareholders	(72)	(75)	(6,627)	(10,250)

NET CAPITAL SHARE TRANSACTIONS
I Class	(1,334)	(17,854)	14,748	37,363
N Class	(99)	(112)	45,302	6,389

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(1,433)	(17,966)	60,050	43,752

Increase (Decrease) in Net Assets	(226)	(15,489)	173,415	132,664
NET ASSETS
Beginning of Period	7,868	23,357	701,184	568,520

End of Period	$7,642	$7,868	$874,599	$701,184

Undistributed Net Investment Income	$3	$54	$609	$312

See accompanying notes to financial statements.

64

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Growth Fund		TCW Growth Equities Fund
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$4	$(26)	$(74)	$(507)
Net Realized Gain (Loss) on Investments	(3)	2,370	12,113	1,304
Change in Unrealized Appreciation (Depreciation) on Investments	276	421	(2,410)	(1,852)

Increase (Decrease) in Net Assets Resulting from Operations	277	2,765	9,629	(1,055)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	(7)	(79)	—
N Class	—	— (1)	(17)	—
Distributions from Net Realized Gain:
I Class	—	(95)	(718)	(3,325)
N Class	—	(2)	(122)	(352)

Total Distributions to Shareholders	—	(104)	(936)	(3,677)

NET CAPITAL SHARE TRANSACTIONS
I Class	(36)	(26,702)	(48,192)	(19,739)
N Class	25	(657)	(4,920)	703

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(11)	(27,359)	(53,112)	(19,036)

Increase (Decrease) in Net Assets	266	(24,698)	(44,419)	(23,768)
NET ASSETS
Beginning of Period	2,069	26,767	76,816	100,584

End of Period	$2,335	$2,069	$32,397	$76,816

Undistributed Net Investment Income (Loss)	$(26)	$(30)	$(170)	$—

(1)	Amount rounds to less than $1.

See accompanying notes to financial statements.

65

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW International Growth Fund	TCW International Small Cap Fund
	November 1, 2012 (Commencement of Operations) through April 30, 2013 (Unaudited)	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$1	$(74)	$315
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(46)	1,298	(2,960)
Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	246	1,705	3,397

Increase in Net Assets Resulting from Operations	201	2,929	752

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	(932)	(138)
N Class	—	(636)	(90)

Total Distributions to Shareholders	—	(1,568)	(228)

NET CAPITAL SHARE TRANSACTIONS
I Class	1,112	481	5,034
N Class	1,000	667	331

Increase in Net Assets Resulting from Net Capital Shares Transactions	2,112	1,148	5,365

Increase in Net Assets	2,313	2,509	5,889
NET ASSETS
Beginning of Period	—	30,069	24,180

End of Period	$2,313	$32,578	$30,069

Undistributed Net Investment Income (Loss)	$1	$(873)	$769

See accompanying notes to financial statements.

66

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Large Cap Fund		TCW Select Equities Fund
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$5,240	$6,965	$2,102	$(996)
Net Realized Gain (Loss) on Investments	4,578	(4,265)	(482)	18,906
Change in Unrealized Appreciation on Investments	139,317	78,022	128,724	59,408

Increase in Net Assets Resulting from Operations	149,135	80,722	130,344	77,318

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(8,071)	(3,769)	(1,995)	—
N Class	(416)	(224)	—	—
Distributions from Net Realized Gain:
I Class	—	—	(12,224)	(5,514)
N Class	—	—	(4,349)	(3,171)

Total Distributions to Shareholders	(8,487)	(3,993)	(18,568)	(8,685)

NET CAPITAL SHARE TRANSACTIONS
I Class	99,398	274,786	145,087	322,140
N Class	343	(6,377)	4,168	89,845

Increase in Net Assets Resulting from Net Capital Shares Transactions	99,741	268,409	149,255	411,985

Increase in Net Assets	240,389	345,138	261,031	480,618
NET ASSETS
Beginning of Period	792,208	447,070	1,094,972	614,354

End of Period	$1,032,597	$792,208	$1,356,003	$1,094,972

Undistributed Net Investment Income (Loss)	$2,535	$5,782	$(826)	$(933)

See accompanying notes to financial statements.

67

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Small Cap Growth Fund		TCW SMID Cap Growth Fund
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Loss	$(2,308)	$(10,856)	$(117)	$(314)
Net Realized Gain (Loss) on Investments	69,169	(77,342)	572	(6,027)
Change in Unrealized Appreciation (Depreciation) on Investments	(27,486)	48,921	6,047	5,532

Increase (Decrease) in Net Assets Resulting from Operations	39,375	(39,277)	6,502	(809)

NET CAPITAL SHARE TRANSACTIONS
I Class	(622,600)	(98,314)	(91)	(598)
N Class	(79,049)	(42,615)	(757)	(5,377)

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(701,649)	(140,929)	(848)	(5,975)

Increase (Decrease) in Net Assets	(662,274)	(180,206)	5,654	(6,784)
NET ASSETS
Beginning of Period	1,014,680	1,194,886	39,200	45,984

End of Period	$352,406	$1,014,680	$44,854	$39,200

Undistributed Net Investment Loss	$(11,425)	$(9,117)	$(377)	$(260)

See accompanying notes to financial statements.

68

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Value Opportunities Fund		TCW Conservative Allocation Fund (1)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$562	$960	$251	$381
Net Realized Gain (Loss) on Investments	4,518	6,967	71	(173)
Change in Unrealized Appreciation on Investments	18,339	11,798	819	831

Increase in Net Assets Resulting from Operations	23,419	19,725	1,141	1,039

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(784)	(614)	(386)	(197)
N Class	(184)	(11)	(18)	(16)
Distributions from Net Realized Gain:
I Class	(54)	—	—	(229)
N Class	(18)	—	—	(19)

Total Distributions to Shareholders	(1,040)	(625)	(404)	(461)

NET CAPITAL SHARE TRANSACTIONS
I Class	(2,892)	(17,829)	4,716	2,798
N Class	(2,128)	(5,739)	71	(361)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(5,020)	(23,568)	4,787	2,437

Increase (Decrease) in Net Assets	17,359	(4,468)	5,524	3,015
NET ASSETS
Beginning of Period	127,990	132,458	15,520	12,505

End of Period	$145,349	$127,990	$21,044	$15,520

Undistributed Net Investment Income (Loss)	$(216)	$190	$153	$306

(1)	Formerly TCW Global Conservative Allocation Fund.

See accompanying notes to financial statements.

69

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

TCW Funds, Inc., a Maryland corporation (the ‘‘Company’’), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 20 no-load mutual funds (the ‘‘Funds’’). TCW Investment Management Company (the ‘‘Advisor’’) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 12 Equity Funds that are covered in this report:

TCW Fund	Focus
Diversified U.S. Equity Funds

TCW Concentrated Value Fund	Seeks long-term capital appreciation by investing in equity securities of 25 to 40 large capitalization companies.

TCW Dividend Focused Fund	Seeks high level of dividend income by investing equity securities issued by companies that have a record of paying dividends.

TCW Growth Fund	Seeks long-term capital appreciation by investing primarily in equity securities issued by companies with market capitalization within the range of companies comprising the Russell 3000® Growth Index.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issued by companies with market capitalization within the range of companies comprising the Russell Mid Cap® Growth Index.

TCW Relative Value Large Cap Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies; current income is a secondary investment objective.

TCW Select Equities Fund	Seeks long-term capital appreciation by investing in equity securities of mid and large capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by small capitalization growth companies.

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing primarily in equity securities issued by companies with market capitalization within the ranges of companies comprising the Russell Mid Cap® Value Index.

70

Note 1 — Organization

TCW Funds, Inc.

April 30, 2013

Note 1 — Organization (Continued)

TCW Fund	Focus
Non-Diversified International Equity Funds

TCW International Growth Fund	Seeks long-term capital appreciation by investing in equity securities of companies across all market capitalizations that are domiciled outside the United States or whose primary business operations are outside the United States.

TCW International Small Cap Fund	Seeks long-term capital appreciation by investing in equity securities of small capitalization companies that are domiciled outside the United States.

Non-Diversified U.S. Equity Fund

TCW SMID Cap Growth Fund	Seeks long-term capital appreciation by investing primarily in equity securities issued by companies with market capitalization within the range of companies comprising the Russell 2500® Growth Index.

Fund of Funds

TCW Conservative Allocation Fund (formerly TCW Global Conservative Allocation Fund)	Seeks current income and secondarily, long-term capital appreciation by investing in a combination of affiliated fixed income funds and equity funds that utilize diverse investment styles such as growth and/or value investing. The Fund invests between 20% and 60% of its net assets in equity funds and between 40% and 80% in fixed income funds. The Fund also invests in ETFs and ETNs.

Effective March 1, 2013, the name of the TCW Global Conservative Allocation Fund changed to TCW Conservative Allocation Fund. There is no change in the investment objective.

All Equity Funds offer two classes of shares: I Class and N Class. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of that class on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations:    Securities listed or traded on the New York, NASDAQ or other stock exchanges are valued at the latest sale price (or official closing price as reported) on that exchange. All other securities for which over-the-counter market quotations are readily available are valued at the price as furnished by

71

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

which over-the-counter market quotations are readily available are valued at the price as furnished by independent pricing services or by broker dealers. Investments held in the TCW Conservative Allocation Fund are valued based on the net asset value per share of the underlying funds.

The Company has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

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Note 2 — Significant Accounting Policies (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are typically valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Mutual Funds.    Mutual funds are valued based upon the net asset value as reported by the fund companies. As such, they are categorized as Level 1.

Options contracts.    Exchange listed options contracts traded on securities exchanges are fair value based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise, the fair value would categorized as Level 3. Options contracts traded over-the-counter (OTC) are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC options contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities.    Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities

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Note 2 — Significant Accounting Policies (Continued)

are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Short-term investments.    Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2.

As of April 30, 2013, the Funds, with the exception of the TCW International Growth Fund and the TCW International Small Cap Fund, categorized their investments at Level 1, with the corresponding industries as represented in the Schedule of Investments, and all short-term investments at Level 2.

The following is a summary of the inputs used as of April 30, 2013 in valuing the TCW International Growth Fund and the TCW International Small Cap Fund investments:

TCW International Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Auto Components	$—	$21,893	$—	$21,893
Capital Markets	—	99,095	—	99,095
Commercial Banks	32,774	127,344	—	160,118
Commercial Services & Supplies	15,182	34,303	—	49,485
Consumer Finance	—	32,779	—	32,779
Diversified Consumer Services	—	36,496	—	36,496
Diversified Financial Services	—	55,278	—	55,278
Gas Utilities	—	34,776	—	34,776
Hotels, Restaurants & Leisure	—	51,489	—	51,489
Industrial Conglomerates	—	50,574	—	50,574
Insurance	—	22,246	—	22,246
Internet & Catalog Retail	—	30,281	—	30,281
Internet Software & Services	58,133	94,010	—	152,143
IT Services	59,523	—	—	59,523
Leisure Equipment & Products	—	26,131	—	26,131
Machinery	—	18,927	—	18,927
Media	19,286	102,683	—	121,969
Metals & Mining	198,223	126,126	—	324,349
Miscellaneous	24,623	—	—	24,623
Multiline Retail	—	55,102	—	55,102
Oil, Gas & Consumable Fuels	28,543	85,056	—	113,599
Paper & Forest Products	34,924	—	—	34,924
Pharmaceuticals	—	23,314	—	23,314
Real Estate Management & Development	—	190,255	—	190,255
REIT	—	26,867	—	26,867
Software	55,670	—	—	55,670

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Note 2 — Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock (Continued)
Specialty Retail	$—	$97,088	$—	$97,088
Textiles, Apparel & Luxury Goods	—	63,805	—	63,805
Trading Companies & Distributors	—	26,517	—	26,517
Transportation Infrastructure	30,950	33,540	—	64,490
Wireless Telecommunication Services	—	39,675	—	39,675

Total Common Stock	557,831	1,605,650	—	2,163,481

Purchased Options	—	50,190	—	50,190

Total Investments	$557,831	$1,655,840	$—	$2,213,671

TCW International Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Auto Components	$—	$364,882	$—	$364,882
Capital Markets	359,057	2,279,212	—	2,638,269
Commercial Banks	126,566	524,989	—	651,555
Commercial Services & Supplies	123,092	605,338	—	728,430
Containers & Packaging	—	476,746	—	476,746
Diversified Consumer Services	—	1,027,941	—	1,027,941
Diversified Financial Services	—	2,225,142	—	2,225,142
Electrical Equipment	13,301	—	—	13,301
Energy Equipment & Services	—	363,448	—	363,448
Hotels, Restaurants & Leisure	—	478,583	—	478,583
Household Durables	—	455,114	—	455,114
Industrial Conglomerates	—	493,750	—	493,750
Internet & Catalog Retail	—	681,328	—	681,328
Internet Software & Services	1,257,242	1,185,479	—	2,442,721
IT Services	532,993	1,016,779	—	1,549,772
Machinery	—	1,156,512	—	1,156,512
Media	154,283	683,687	—	837,970
Metals & Mining	4,505,124	1,812,785	—	6,317,909
Multiline Retail	—	1,390,210	—	1,390,210
Oil, Gas & Consumable Fuels	1,636,260	1,010,080	—	2,646,340
Professional Services	484,690	—	—	484,690
Real Estate Management & Development	503,016	564,791	—	1,067,807

75

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Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock (Continued)
REIT	$—	$1,316,192	$—	$1,316,192
Software	571,322	—	—	571,322
Specialty Retail	—	1,273,140	—	1,273,140
Textiles, Apparel & Luxury Goods	—	513,002	—	513,002
Trading Companies & Distributors	—	530,345	—	530,345

Total Common Stock	10,266,946	22,429,475	—	32,696,421

Warrants	—	—	5,000	5,000

Purchased Options	—	926,153	—	926,153

Total Investments	$10,266,946	$23,355,628	$5,000	$33,627,574

There were no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended April 30, 2013.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of April 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2013
TCW International Small Cap Fund

Warrants	$—	$—	$—	$5,000	$—	$—	$—	$—	$5,000	$5,000

Total	$—	$—	$—	$5,000	$—	$—	$—	$—	$5,000	$5,000

Level 3 Valuation Process:    Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Company’s Pricing Committee in accordance with procedures approved by the Board of Directors, and under the general oversight of the Board of Directors. The Company’s Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Company’s Pricing Committee reports to the Board of Directors at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Chief Risk Officer, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team as well as alternate members as the Board of Directors may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

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Note 2 — Significant Accounting Policies (Continued)

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification. Dividends received from real estate investment trust securities may include return of capital. Such distributions reduce the cost basis of the respective securities. Distributions, if any, in excess of the cost basis of the security are recognized as capital gain.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price.

For the six months ended April 30, 2013, the TCW International Growth Fund and the TCW International Small Cap Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (dollars amounts in thousands):

Foreign Exchange Risk
TCW International Growth Fund
Statements of Asset and Liabilities
Asset Derivatives
Investments, at Value (1)	$50

Total Value	$50

Statement of Operations
Change in Appreciation
Investments (2)	$18

Total Change in Appreciation	$18

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	11,667

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Foreign Exchange Risk

TCW International Small Cap Fund
Statements of Asset and Liabilities
Asset Derivatives
Investments, at Value (1)	$926

Total Value	$926

Statement of Operations
Change in Appreciation
Investments (2)	$740

Total Change in Appreciation	$740

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	350,000

(1)	Represents purchased options, at value.
(2)	Represents change in unrealized appreciation for purchased options during during the period.
†	Amount disclosed represent average number of contracts or notional amounts, which is indicative of the volume of the derivative type, for the months that the Fund held such derivatives during the period ended April 30, 2013.

Options:    A Fund may purchase and sell put and call options on an index of securities to enhance investment performance and to protect against changes in market prices. A Fund may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or OTC. Such options typically have minimal exposure to counterparty risk. However, an exchange may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

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Note 2 — Significant Accounting Policies (Continued)

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. The TCW International Growth Fund and the TCW International Small Cap Fund purchased Japanese Yen Put Options to hedge against Yen fluctuation as well as to protect the Funds against other currencies fluctuations affected by the movement in Yen currency. Option contracts purchased by the Funds and outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

Repurchase Agreements:    The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2013.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution and administrative services fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Dividend Focused Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Equity Funds and TCW Conservative Allocation Fund declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year-end is distributed in the

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

following year. Dividends received from real estate investment trust securities may include return of capital. Such distributions reduce the cost basis of the respective securities. Distributions, if any, in excess of the cost basis of the security are recognized as capital gain.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Risk Considerations

Market Risk:    Because the values of the Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair value recorded in the Funds’ Statements of Assets and Liabilities.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2013, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Value Fund	$1,315	$(262)	$1,053	$6,614
TCW Dividend Focused Fund	195,781	(24,148)	171,633	720,993
TCW Growth Fund	387	(58)	329	2,010
TCW Growth Equities Fund	8,388	(199)	8,189	24,290

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Note 4 — Federal Income Taxes (Continued)

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation	Cost of Investments for Federal Income Tax Purposes
TCW International Growth Fund	294	(62)	232	1,982
TCW International Small Cap Fund	4,265	(2,697)	1,568	32,060
TCW Relative Value Large Cap Fund	216,943	(11,988)	204,955	822,091
TCW Select Equities Fund	398,490	(12,897)	385,593	993,012
TCW Small Cap Growth Fund	75,836	(6,270)	69,566	273,276
TCW SMID Cap Value Fund	8,253	(1,036)	7,217	36,787
TCW Value Opportunities Fund	36,724	(2,241)	34,483	111,199
TCW Conservative Allocation Fund	1,950	(60)	1,890	19,080

The Funds did not have any unrecognized tax benefits at April 30, 2013, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2013. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Concentrated Value Fund	0.65%
TCW Dividend Focused Fund	0.75%
TCW Growth Fund	0.75%
TCW Growth Equities Fund	1.00%
TCW International Growth Fund	0.85%
TCW International Small Cap Fund	0.75%
TCW Relative Value Large Cap Fund	0.75%
TCW Select Equities Fund	0.75%
TCW Small Cap Growth Fund	1.00%
TCW SMID Cap Growth Fund	1.00%
TCW Value Opportunities Fund	0.80%

The TCW Conservative Allocation Fund does not pay management fees to the Advisor; however, the Fund pays management fees to the Advisor or its affiliates indirectly, as a shareholder in the affiliated funds in which the Fund invests. In addition to the management fees, the Funds reimburse, with approval by the Company’s Board of Directors, the Advisor’s costs associated in support of the Company’s compliance program as required by the Securities Exchange Commission. These amounts are allocated to the Funds based on the management fees paid and are included in the Statements of Operations.

In addition to the management fees, the Funds reimburse, with approval by the Company’s Board of Directors, the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and are included in the Statements of Operations.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Concentrated Value Fund
I Class	1.15%	(1)
N Class	1.15%	(1)

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Fund Management Fees and Other Expenses (Continued)

TCW Dividend Focused Fund
I Class	1.27%	(2)
N Class	1.27%	(2)
TCW Growth Fund
I Class	0.99%	(1)
N Class	0.99%	(1)
TCW Growth Equities Fund
I Class	1.20%	(1)
N Class	1.20%	(1)
TCW International Growth Fund
I Class	1.04%	(1)
N Class	1.34%	(1)
TCW International Small Cap Fund
I Class	1.44%	(1)
N Class	1.44%	(1)
TCW Relative Value Large Cap Fund
I Class	1.17%	(2)
N Class	1.17%	(2)
TCW Select Equities Fund
I Class	1.31%	(2)
N Class	1.31%	(2)
TCW Small Cap Growth Fund
I Class	1.46%	(2)
N Class	1.46%	(2)
TCW SMID Cap Growth Fund
I Class	1.20%	(1)
N Class	1.20%	(1)
TCW Value Opportunities Fund
I Class	1.23%	(1)
N Class	1.23%	(1)
TCW Conservative Allocation Fund
I Class	0.85%	(1)
N Class	0.85%	(1)

(1)	These limitations are based on an agreement between the Advisor and the Company for an one-year period.
(2)	Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2013. These limitations are voluntary and terminable in a six months notice.

The amount borne by the Advisor during a fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year’s operating expenses.

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor and the Funds, serves as the non-exclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

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TCW Funds, Inc.

April 30, 2013

Note 7 — Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the six months ended April 30, 2013 is as follows:

Name of Affiliated Fund	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (In Thousands)	Dividends and Interest Income Received (In Thousands)	Distributions Received from and Net Realized Gain (Loss) (In thousands)
TCW Growth Equities Fund — I Class	25,211	384	(25,595)	—	$—	$—	$—
TCW Relative Value Large Cap Fund — I Class	63,657	68,878	—	132,535	2,317	11	—
TCW Select Equities Fund — I Class	180,413	58,665	(24,858)	214,220	4,655	10	58
TCW Value Opportunities Fund — I Class	—	39,508	—	39,508	$936	$3	$—	(1)
TCW Total Return Bond Fund — I Class	881,694	290,172	(17,055)	1,154,811	11,976	268	—

Total					$19,884	$292	$58

(1)	Amount rounds to less than $1

The ownership percentage of TCW Conservative Allocation Fund in each of the affiliated underlying funds at April 30, 2013 is as follows:

Name of Affiliated Fund	Ownership Percentage (1)
TCW Relative Value Large Cap Fund	0.22%
TCW Select Equities Fund	0.34%
TCW Total Return Bond Fund	0.13%
TCW Value Opportunities Fund	0.64%

(1)	Percentage ownership based on total net assets of the underlying fund.

The financial statements of the TCW Total Return Bond Fund is available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at www.sec.gov. Financial statements for the remaining underlying funds are included in this report.

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2013, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Concentrated Value Fund	$1,145	$3,037	$—	$—
TCW Dividend Focused Fund	106,329	76,722	—	—
TCW Growth Fund	368	427	—	—
TCW Growth Equities Fund	24,338	71,778	—	—
TCW International Growth Fund	5,068	3,056	—	—
TCW International Small Cap Fund	46,898	45,499	—	—
TCW Relative Value Large Cap Fund	152,828	64,473	—	—

83

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Purchases and Sales of Securities (Continued)

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Select Equities Fund	218,889	103,262	—	—
TCW Small Cap Growth Fund	179,144	765,437	—	—
TCW SMID Cap Growth Fund	15,514	14,124	—	—
TCW Value Opportunities Fund	19,002	24,863	—	—
TCW Conservative Allocation Fund	6,149	1,491	—	—

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Concentrated Value Fund	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	26,417	$360	16,687	$198
Shares Issued upon Reinvestment of Dividends	4,995	61	2,378	26
Shares Redeemed	(133,970)	(1,755)	(1,521,441)	(18,078)

Net Decrease	(102,558)	$(1,334)	(1,502,376)	$(17,854)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	10,502	$142	6,224	$71
Shares Issued upon Reinvestment of Dividends	741	9	—	—
Shares Redeemed	(19,326)	(250)	(15,557)	(183)

Net Decrease	(8,083)	$(99)	(9,333)	$(112)

TCW Dividend Focused Fund	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,971,156	$25,562	4,488,737	$51,829
Shares Issued upon Reinvestment of Dividends	100,367	1,222	113,715	1,250
Shares Redeemed	(974,709)	(12,036)	(1,462,243)	(15,716)

Net Increase	1,096,814	$14,748	3,140,209	$37,363

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	11,428,831	$151,372	17,202,495	$194,460
Shares Issued upon Reinvestment of Dividends	403,370	5,004	742,838	8,354
Shares Redeemed	(8,771,413)	(111,074)	(17,453,370)	(196,425)

Net Increase	3,060,788	$45,302	491,963	$6,389

84

TCW Funds, Inc.

April 30, 2013

Note 9 — Capital Share Transactions (Continued)

TCW Growth Fund	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	720	$17	75,002	$1,617
Shares Issued upon Reinvestment of Dividends	—	—	110	2
Shares Redeemed	(2,232)	(53)	(27,623)	(592)
Shares Redeemed through in-kind Redemption	—	—	(1,193,161)	(27,729)

Net Decrease	(1,512)	$(36)	(1,145,672)	$(26,702)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,113	$52	1,561	$36
Shares Issued upon Reinvestment of Dividends	—	—	21	— (1)
Shares Redeemed	(1,082)	(27)	(30,032)	(693)

Net Increase (Decrease)	1,031	$25	(28,450)	$(657)

TCW Growth Equities Fund	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	59,098	$863	426,456	$6,122
Shares Issued upon Reinvestment of Dividends	21,939	305	134,501	1,803
Shares Redeemed	(3,278,262)	(49,360)	(1,947,251)	(27,664)

Net Decrease	(3,197,225)	$(48,192)	(1,386,294)	$(19,739)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	88,138	$1,246	323,388	$4,400
Shares Issued upon Reinvestment of Dividends	9,801	136	25,440	340
Shares Redeemed	(427,419)	(6,302)	(284,804)	(4,037)

Net Increase (Decrease)	(329,480)	$(4,920)	64,024	$703

TCW International Growth Fund	November 1, 2012 (Commencement of Operations) through April 30, 2013 (Unaudited)
I Class	Shares	Amount (in thousands)
Shares Sold	110,826	$1,112

Net Increase	110,826	$1,112

N Class	Shares	Amount (in thousands)
Shares Sold	100,000	$1,000

Net Increase	100,000	$1,000

85

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW International Small Cap Fund	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	600,160	$4,738	1,298,585	$9,925
Shares Issued upon Reinvestment of Dividends	125,804	931	20,062	138
Shares Redeemed	(656,060)	(5,188)	(665,885)	(5,029)

Net Increase	69,904	$481	652,762	$5,034

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	151,357	$1,191	283,731	$2,185
Shares Issued upon Reinvestment of Dividends	85,561	633	13,018	90
Shares Redeemed	(148,228)	(1,157)	(256,477)	(1,944)

Net Increase	88,690	$667	40,272	$331

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	10,750,861	$176,407	27,574,402	$391,172
Shares Issued upon Reinvestment of Dividends	530,270	7,949	280,026	3,629
Shares Redeemed	(5,354,506)	(84,958)	(8,491,531)	(120,015)

Net Increase	5,926,625	$99,398	19,362,897	$274,786

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	534,262	$8,930	789,200	$11,379
Shares Issued upon Reinvestment of Dividends	26,402	396	16,680	216
Shares Redeemed	(542,271)	(8,983)	(1,304,336)	(17,972)

Net Increase (Decrease)	18,393	$343	(498,456)	$(6,377)

TCW Select Equities Fund	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	13,589,802	$284,729	24,302,956	$468,216
Shares Issued upon Reinvestment of Dividends	356,739	7,067	241,820	4,307
Shares Redeemed	(6,994,138)	(146,709)	(7,828,219)	(150,383)

Net Increase	6,952,403	$145,087	16,716,557	$322,140

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,477,242	$49,896	16,129,066	$291,713
Shares Issued upon Reinvestment of Dividends	224,606	4,236	184,633	3,133
Shares Redeemed	(2,513,590)	(49,964)	(11,297,772)	(205,001)

Net Increase	188,258	$4,168	5,015,927	$89,845

86

TCW Funds, Inc.

April 30, 2013

Note 9 — Capital Share Transactions (Continued)

TCW Small Cap Growth Fund	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,280,091	$35,300	11,648,066	$319,934
Shares Redeemed	(24,346,812)	(657,900)	(15,040,680)	(418,248)

Net Decrease	(23,066,721)	$(622,600)	(3,392,614)	$(98,314)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	626,942	$16,810	1,548,101	$40,303
Shares Redeemed	(3,635,550)	(95,859)	(3,176,806)	(82,918)

Net Decrease	(3,008,608)	$(79,049)	(1,628,705)	$(42,615)

TCW SMID Cap Growth Fund	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	214,813	$2,476	124,844	$1,318
Shares Redeemed	(225,202)	(2,567)	(186,922)	(1,916)

Net Decrease	(10,389)	$(91)	(62,078)	$(598)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	550,289	$6,362	67,424	$700
Shares Redeemed	(617,342)	(7,119)	(600,903)	(6,077)

Net Decrease	(67,053)	$(757)	(533,479)	$(5,377)

TCW Value Opportunities Fund	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	250,162	$5,569	440,975	$8,176
Shares Issued upon Reinvestment of Dividends	32,449	665	25,251	441
Shares Redeemed	(420,063)	(9,126)	(1,396,723)	(26,446)

Net Decrease	(137,452)	$(2,892)	(930,497)	$(17,829)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	67,204	$1,472	264,503	$4,725
Shares Issued upon Reinvestment of Dividends	9,668	195	612	11
Shares Redeemed	(176,951)	(3,795)	(577,840)	(10,475)

Net Decrease	(100,079)	$(2,128)	(312,725)	$(5,739)

87

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Conservative Allocation Fund	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	448,835	$4,948	456,128	$4,817
Shares Issued upon Reinvestment of Dividends	32,265	349	41,575	414
Shares Redeemed	(52,172)	(581)	(229,978)	(2,433)

Net Increase	428,928	$4,716	267,725	$2,798

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	11,740	$130	27,312	$290
Shares Issued upon Reinvestment of Dividends	1,368	15	2,881	29
Shares Redeemed	(6,774)	(74)	(64,691)	(680)

Net Increase (Decrease)	6,334	$71	(34,498)	$(361)

(1)	Amount rounds to less than $1.

Note 10 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2013.

Note 11 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company, and shareholders are indemnified against personal liability for the obligations of the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

88

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 12 — Recently Issued Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that are subject to enforceable master netting arrangements, to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. The amendments in ASU No. 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013 and an entity should provide the disclosures required by the amendments retrospectively for all comparative periods presented. The Fund is in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

Note 13 — Subsequent Event

On June 28, 2013, the Company will launch a new Fund called the TCW Emerging Markets Multi-Asset Opportunities Fund. The Fund’s investment objective is to seek current income and long term capital appreciation by investing at least 80% of the value of its net assets in debt and equity securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries.

89

TCW Concentrated Value Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$12.20		$10.83	$10.99	$9.98	$9.62	$15.72

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.04		0.05	0.04	0.03	0.10	0.06
Net Realized and Unrealized Gain (Loss) on Investments	2.19		1.36	(0.17)	1.07	0.33	(6.10)

Total from Investment Operations	2.23		1.41	(0.13)	1.10	0.43	(6.04)

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.04)	(0.03)	(0.09)	(0.07)	(0.06)

Net Asset Value per Share, End of Period	$14.31		$12.20	$10.83	$10.99	$9.98	$9.62

Total Return	18.51	% (2)	12.94%	(1.23)%	11.05%	4.64%	(38.57)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,750		$7,007	$22,496	$34,285	$34,867	$38,480
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.11	% (3)	1.19%	0.96%	0.91%	1.00%	1.01%
After Expense Reimbursement	1.15	% (3)	1.19%	N/A	N/A	0.86%	1.00%
Ratio of Net Investment Income to Average Net Assets	0.59	% (3)	0.43%	0.31%	0.32%	1.11%	0.46%
Portfolio Turnover Rate	15.19	% (2)	24.99%	38.18%	53.50%	72.56%	110.17%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

90

TCW Concentrated Value Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011		2010	2009	2008
Net Asset Value per Share, Beginning of Period	$12.11		$10.71	$10.95		$9.94	$9.58	$15.67

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.04		0.05	0.00	(2)	0.01	0.06	0.07
Net Realized and Unrealized Gain (Loss) on Investments	2.17		1.35	(0.24)		1.05	0.34	(6.10)

Total from Investment Operations	2.21		1.40	(0.24)		1.06	0.40	(6.03)

Less Distributions:
Distributions from Net Investment Income	(0.16)		—	(0.00	) (2)	(0.05)	(0.04)	(0.06)

Net Asset Value per Share, End of Period	$14.16		$12.11	$10.71		$10.95	$9.94	$9.58

Total Return	18.47	% (3)	13.07%	(2.19)%		10.71%	4.24%	(38.64)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$892		$861	$861		$30,786	$28,239	$31,710
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	4.51	% (4)	3.29%	1.18%		1.17%	1.30%	1.28%
After Expense Reimbursement	1.15	% (4)	1.18%	N/A		N/A	1.25%	N/A
Ratio of Net Investment Income to Average Net Assets	0.61	% (4)	0.45%	0.01%		0.05%	0.72%	0.54%
Portfolio Turnover Rate	15.19	% (3)	24.99%	38.18%		53.50%	72.56%	110.17%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

91

TCW Dividend Focused Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$11.77		$10.18	$9.60	$8.28	$7.70	$14.24

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.22	0.18	0.18	0.23	0.31
Net Realized and Unrealized Gain on Investments	1.94		1.60	0.59	1.31	0.61	(6.01)

Total from Investment Operations	2.07		1.82	0.77	1.49	0.84	(5.70)

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.23)	(0.19)	(0.17)	(0.25)	(0.33)
Distributions from Net Realized Gain	—		—	—	—	—	(0.51)
Distributions from Return of Capital	—		—	—	—	(0.01)	—

Total Distributions	(0.15)		(0.23)	(0.19)	(0.17)	(0.26)	(0.84)

Net Asset Value per Share, End of Period	$13.69		$11.77	$10.18	$9.60	$8.28	$7.70

Total Return	17.66	% (2)	18.03%	8.05%	18.13%	11.58%	(42.11)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$131,078		$99,787	$54,367	$57,797	$44,125	$67,197
Ratio of Expenses to Average Net Assets	0.82	% (3)	0.85%	0.86%	0.90%	0.92%	0.86%
Ratio of Net Investment Income to Average Net Assets	2.07	% (3)	1.95%	1.76%	1.95%	3.27%	2.71%
Portfolio Turnover Rate	10.27	% (2)	23.15%	37.51%	25.77%	26.48%	35.28%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

92

TCW Dividend Focused Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$11.92		$10.29	$9.68	$8.36	$7.72	$14.23

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.19	0.15	0.15	0.21	0.27
Net Realized and Unrealized Gain (Loss) on Investments	1.96		1.62	0.60	1.31	0.63	(6.01)

Total from Investment Operations	2.08		1.81	0.75	1.46	0.84	(5.74)

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.18)	(0.14)	(0.14)	(0.19)	(0.26)
Distributions from Net Realized Gain	—		—	—	—	—	(0.51)
Distributions from Return of Capital	—		—	—	—	(0.01)	—

Total Distributions	(0.11)		(0.18)	(0.14)	(0.14)	(0.20)	(0.77)

Net Asset Value per Share, End of Period	$13.89		$11.92	$10.29	$9.68	$8.36	$7.72

Total Return	17.54	% (2)	17.68%	7.73%	17.66%	11.38%	(42.29)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$743,521		$601,397	$514,153	$550,305	$552,767	$685,359
Ratio of Expenses to Average Net Assets	1.12	% (3)	1.14%	1.17%	1.20%	1.20%	1.18%
Ratio of Net Investment Income to Average Net Assets	1.81	% (3)	1.70%	1.45%	1.68%	2.92%	2.39%
Portfolio Turnover Rate	10.27	% (2)	23.15%	37.51%	25.77%	26.48%	35.28%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

93

TCW Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				January 2, 2008 (Commencement of Operations) through October 31, 2008
			2012	2011	2010	2009
Net Asset Value per Share, Beginning of Period	$22.37		$21.13	$19.95	$16.27	$12.94	$20.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.05		(0.02)	(0.07)	(0.10)	(0.08)	(0.15)
Net Realized and Unrealized Gain on Investments	2.95		1.35	1.25	3.78	3.41	(6.91)

Total from Investment Operations	3.00		1.33	1.18	3.68	3.33	(7.06)

Less Distributions:
Distributions from Net Investment Income	—		(0.01)	—	—	—	—
Distributions from Net Realized Gain	—		(0.08)	—	—	—	—

Total Distributions	—		(0.09)	—	—	—	—

Net Asset Value per Share, End of Period	$25.37		$22.37	$21.13	$19.95	$16.27	$12.94

Total Return	13.41	% (3)	6.30%	5.86%	22.68%	25.74%	(35.30	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,217		$1,988	$26,089	$663	$407	$324
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	5.59	% (4)	1.19%	1.32%	13.74%	15.94%	9.74	% (4)
After Expense Reimbursement	0.99	% (4)	0.99%	0.99%	1.37%	1.38%	1.41	% (4)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.42	% (4)	(0.10)%	(0.33)%	(0.56)%	(0.55)%	(0.97	)% (4)
Portfolio Turnover Rate	17.19	% (3)	45.47%	103.57%	65.37%	55.51%	63.31	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period January 2, 2008 (Commencement of Operations) through October 31, 2008 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

94

TCW Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,					January 2, 2008 (Commencement of Operations) through October 31, 2008
			2012		2011	2010	2009
Net Asset Value per Share, Beginning of Period	$22.39		$21.13		$19.95	$16.27	$12.94	$20.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.04		(0.02)		(0.06)	(0.10)	(0.08)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	2.96		1.36		1.24	3.78	3.41	(6.91)

Total from Investment Operations	3.00		1.34		1.18	3.68	3.33	(7.06)

Less Distributions:
Distributions from Net Investment Income	—		(0.00	) (2)	—	—	—	—
Distributions from Net Realized Gain	—		(0.08)		—	—	—	—

Total Distributions	—		(0.08)		—	—	—	—

Net Asset Value per Share, End of Period	$25.39		$22.39		$21.13	$19.95	$16.27	$12.94

Total Return	13.40	% (4)	6.39%		5.86%	22.68%	25.73%	(35.30	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$118		$81		$678	$534	$407	$323
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	21.27	% (5)	3.85%		6.97%	13.99%	16.16%	10.07	% (5)
After Expense Reimbursement	0.99	% (5)	0.99%		0.99%	1.37%	1.38%	1.41	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.35	% (5)	(0.11)%		(0.28)%	(0.56)%	(0.56)%	(0.97	)% (5)
Portfolio Turnover Rate	17.19	% (4)	45.47%		103.57%	65.37%	55.51%	63.31	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period January 2, 2008 (Commencement of Operations) through October 31, 2008 and is not indicative of a full year’s operating results.
(4)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

95

TCW Growth Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$13.87		$14.66	$13.95	$10.87	$8.73	$17.91

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.02)		(0.08)	(0.11)	(0.09)	(0.10)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	2.46		(0.15)	0.82	3.17	2.24	(7.72)

Total from Investment Operations	2.44		(0.23)	0.71	3.08	2.14	(7.80)

Less Distributions:
Distributions from Net Investment Income	(0.02)		—	—	—	—	—
Distributions from Net Realized Gain	(0.18)		(0.56)	—	—	—	(1.38)

Total Distributions	(0.20)		(0.56)	—	—	—	(1.38)

Net Asset Value per Share, End of Period	$16.11		$13.87	$14.66	$13.95	$10.87	$8.73

Total Return	17.78	% (2)	(1.43)%	5.09%	28.33%	24.51%	(46.86)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$26,233		$66,951	$91,091	$101,943	$43,125	$23,706
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.27	% (3)	1.21%	1.20%	1.27%	1.52%	1.34%
After Expense Reimbursement	1.20	% (3)	1.20%	1.20%	N/A	1.47%	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.24	)% (3)	(0.54)%	(0.72)%	(0.67)%	(1.10)%	(0.55)%
Portfolio Turnover Rate	40.54	% (2)	48.75%	50.74%	71.30%	69.14%	68.65%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

96

TCW Growth Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$13.82		$14.61	$13.90	$10.84	$8.71	$17.90

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.01)		(0.08)	(0.11)	(0.09)	(0.10)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	2.44		(0.15)	0.82	3.15	2.23	(7.72)

Total from Investment Operations	2.43		(0.23)	0.71	3.06	2.13	(7.81)

Less Distributions:
Distributions from Net Investment Income	(0.02)		—	—	—	—	—
Distributions from Net Realized Gain	(0.18)		(0.56)	—	—	—	(1.38)

Total Distributions	(0.20)		(0.56)	—	—	—	(1.38)

Net Asset Value per Share, End of Period	$16.05		$13.82	$14.61	$13.90	$10.84	$8.71

Total Return	17.81	% (2)	(1.44)%	5.11%	28.23%	24.46%	(46.95)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,164		$9,865	$9,493	$10,542	$4,476	$5,216
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.90	% (3)	1.73%	1.73%	2.03%	2.38%	1.93%
After Expense Reimbursement	1.20	% (3)	1.20%	1.20%	1.32%	1.47%	1.50%
Ratio of Net Investment Loss to Average Net Assets	(0.16	)% (3)	(0.53)%	(0.73)%	(0.69)%	(1.09)%	(0.70)%
Portfolio Turnover Rate	40.54	% (2)	48.75%	50.74%	71.30%	69.14%	68.65%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

97

TCW International Growth Fund

Financial Highlights — I Class

	November 1, 2012 (Commencement of Operations) through April 30, 2013 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.02
Net Realized and Unrealized Gain on Investments	0.96

Total from Investment Operations	0.98

Net Asset Value per Share, End of Period	$10.98

Total Return	9.80	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,217
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	5.89	% (3)
After Expense Reimbursement	1.04	% (3)
Ratio of Net Investment Income to Average Net Assets	0.30	% (3)
Portfolio Turnover Rate	147.04	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period November 1, 2012 (Commencement of Operations) through April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

98

TCW International Growth Fund

Financial Highlights — N Class

	November 1, 2012 (Commencement of Operations) Through April 30, 2013 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	(0.00	) (2)
Net Realized and Unrealized Gain on Investments	0.96

Total from Investment Operations	0.96

Net Asset Value per Share, End of Period	$10.96

Total Return	9.60	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,096
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.20%
After Expense Reimbursement	1.34	% (4)
Ratio of Net Investment Loss to Average Net Assets	(0.03	)% (4)
Portfolio Turnover Rate	147.04	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period November 1, 2012 (Commencement of Operations) through April 30, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

99

TCW International Small Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	February 28, 2011 (Commencement of Operations) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$7.83		$7.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.02)		0.09	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	0.79		0.13	(2.28)

Total from Investment Operations	0.77		0.22	(2.32)

Less Distributions:
Distributions from Net Investment Income	(0.45)		(0.07)	—

Net Asset Value per Share, End of Period	$8.15		$7.83	$7.68

Total Return	10.35	% (3)	2.92%	(23.20	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,663		$18,354	$12,988
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.28	% (4)	1.32%	1.60	% (4)
After Expense Reimbursement	N/A		N/A	1.44	% (4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.40	)% (4)	1.16%	(0.69	)% (4)
Portfolio Turnover Rate	145.56	% (3)	139.84%	86.04	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period February 28, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

100

TCW International Small Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	February 28, 2011 (Commencement of Operations) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$7.82		$7.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.02)		0.08	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	0.78		0.12	(2.28)

Total from Investment Operations	0.76		0.20	(2.32)

Less Distributions:
Distributions from Net Investment Income	(0.44)		(0.06)	—

Net Asset Value per Share, End of Period	$8.14		$7.82	$7.68

Total Return	10.21	% (3)	2.75%	(23.20	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$12,915		$11,715	$11,192
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.59	% (4)	1.64%	1.94	% (4)
After Expense Reimbursement	1.44	% (4)	1.44%	1.44	% (4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.58	)% (4)	1.00%	(0.65	)% (4)
Portfolio Turnover Rate	145.56	% (3)	139.84%	86.04	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period February 28, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

101

TCW Relative Value Large Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$14.91		$13.05	$12.42	$11.06	$9.80	$16.91

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.16	0.12	0.13	0.17	0.20
Net Realized and Unrealized Gain on Investments	2.63		1.82	0.65	1.41	1.28	(6.81)

Total from Investment Operations	2.73		1.98	0.77	1.54	1.45	(6.61)

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.12)	(0.14)	(0.18)	(0.19)	(0.15)
Distributions from Net Realized Gain	—		—	—	—	—	(0.35)

Total Distributions	(0.16)		(0.12)	(0.14)	(0.18)	(0.19)	(0.50)

Net Asset Value per Share, End of Period	$17.48		$14.91	$13.05	$12.42	$11.06	$9.80

Total Return	18.50	% (2)	15.33%	6.16%	14.14%	15.25%	(40.18)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$973,349		$741,996	$396,729	$373,921	$412,831	$348,859
Ratio of Expenses to Average Net Assets	0.86	% (3)	0.89%	0.92%	1.07%	1.11%	1.00%
Ratio of Net Investment Income to Average Net Assets	1.19	% (3)	1.14%	0.90%	1.14%	1.79%	1.42%
Portfolio Turnover Rate	7.44	% (2)	19.71%	26.76%	34.49%	40.28%	40.77%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

102

TCW Relative Value Large Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$14.89		$13.00	$12.38	$11.03	$9.75	$16.83

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.13	0.09	0.12	0.16	0.17
Net Realized and Unrealized Gain (Loss) on Investments	2.62		1.83	0.64	1.40	1.29	(6.78)

Total from Investment Operations	2.70		1.96	0.73	1.52	1.45	(6.61)

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.07)	(0.11)	(0.17)	(0.17)	(0.12)
Distributions from Net Realized Gain	—		—	—	—	—	(0.35)

Total Distributions	(0.12)		(0.07)	(0.11)	(0.17)	(0.17)	(0.47)

Net Asset Value per Share, End of Period	$17.47		$14.89	$13.00	$12.38	$11.03	$9.75

Total Return	18.30	% (2)	15.11%	5.88%	13.96%	15.22%	(40.31)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$59,248		$50,212	$50,341	$67,688	$103,155	$118,338
Ratio of Expenses to Average Net Assets	1.12	% (3)	1.14%	1.18%	1.19%	1.21%	1.19%
Ratio of Net Investment Income to Average Net Assets	0.96	% (3)	0.92%	0.65%	1.06%	1.72%	1.25%
Portfolio Turnover Rate	7.44	% (2)	19.71%	26.76%	34.49%	40.28%	40.77%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

103

TCW Select Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012		2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$19.81		$18.17		$16.18	$13.45	$12.96	$22.26

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.04		(0.00	) (2)	(0.04)	(0.03)	(0.04)	(0.06)
Net Realized and Unrealized Gain on Investments	2.22		1.86		2.03	2.76	2.36	(7.15)

Total from Investment Operations	2.26		1.86		1.99	2.73	2.32	(7.21)

Less Distributions:
Distributions from Net Investment Income	(0.05)		—		—	—	—	(0.01)
Distributions from Net Realized Gain	(0.29)		(0.22)		—	—	(1.83)	(2.08)

Total Distributions	(0.34)		(0.22)		—	—	(1.83)	(2.09)

Net Asset Value per Share, End of Period	$21.73		$19.81		$18.17	$16.18	$13.45	$12.96

Total Return	11.57	% (3)	10.37%		12.30%	20.30%	22.30%	(35.62)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,031,296		$802,524		$432,203	$388,735	$360,290	$537,402
Ratio of Expenses to Average Net Assets	0.83	% (4)	0.86%		0.90%	0.92%	0.98%	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.41	% (4)	(0.01)%		(0.23)%	(0.19)%	(0.31)%	(0.33)%
Portfolio Turnover Rate	8.72	% (3)	19.74%		28.13%	23.75%	36.82%	50.80%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

104

TCW Select Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$18.84		$17.34	$15.48	$12.92	$12.55	$21.66

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.02		(0.06)	(0.09)	(0.07)	(0.07)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	2.10		1.78	1.95	2.63	2.27	(6.93)

Total from Investment Operations	2.12		1.72	1.86	2.56	2.20	(7.03)

Less Distributions:
Distributions from Net Realized Gain	(0.29)		(0.22)	—	—	(1.83)	(2.08)

Net Asset Value per Share, End of Period	$20.67		$18.84	$17.34	$15.48	$12.92	$12.55

Total Return	11.41	% (2)	10.06%	12.02%	19.81%	22.02%	(35.77)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$324,707		$292,448	$182,151	$125,638	$140,963	$177,885
Ratio of Expenses to Average Net Assets	1.12	% (3)	1.14%	1.20%	1.24%	1.25%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.15	% (3)	(0.31)%	(0.55)%	(0.51)%	(0.58)%	(0.57)%
Portfolio Turnover Rate	8.72	% (2)	19.74%	28.13%	23.75%	36.82%	50.80%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

105

TCW Small Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$26.74		$27.84	$26.52	$21.18	$15.23	$26.30

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.10)		(0.24)	(0.26)	(0.17)	(0.19)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	2.73		(0.86)	1.58	5.51	6.14	(10.96)

Total from Investment Operations	2.63		(1.10)	1.32	5.34	5.95	(11.07)

Net Asset Value per Share, End of Period	$29.37		$26.74	$27.84	$26.52	$21.18	$15.23

Total Return	9.87	% (2)	(3.95)%	4.98%	25.21%	39.07%	(42.09)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$232,522		$828,435	$956,904	$584,581	$183,467	$78,136
Ratio of Expenses to Average Net Assets	1.29	% (3)	1.16%	1.22%	1.19%	1.20%	1.20%
Ratio of Net Investment Loss to Average Net Assets	(0.76	)% (3)	(0.89)%	(0.88)%	(0.71)%	(1.08)%	(0.53)%
Portfolio Turnover Rate	34.36	% (2)	79.27%	93.47%	105.57%	79.13%	110.57%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

106

TCW Small Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$25.60		$26.73	$25.53	$20.44	$14.75	$25.58

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.12)		(0.31)	(0.32)	(0.23)	(0.27)	(0.21)
Net Realized and Unrealized Gain (Loss) on Investments	2.61		(0.82)	1.52	5.32	5.96	(10.62)

Total from Investment Operations	2.49		(1.13)	1.20	5.09	5.69	(10.83)

Net Asset Value per Share, End of Period	$28.09		$25.60	$26.73	$25.53	$20.44	$14.75

Total Return	9.77	% (2)	(4.23)%	4.70%	24.90%	38.58%	(42.34)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$119,884		$186,245	$237,982	$187,375	$115,465	$19,634
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.56	% (3)	1.44%	1.49%	1.51%	1.59%	1.64%
After Expense Reimbursement	1.47	% (3)	N/A	N/A	N/A	N/A	1.61%
Ratio of Net Investment Loss to Average Net Assets	(0.95	)% (3)	(1.16)%	(1.14)%	(0.97)%	(1.47)%	(1.00)%
Portfolio Turnover Rate	34.36	% (2)	79.27%	93.47%	105.57%	79.13%	110.57%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

107

TCW SMID Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	November 1, 2010 (Commencement of Operations) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$10.26		$10.42	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.03)		(0.08)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	1.76		(0.08)	0.52

Total from Investment Operations	1.73		(0.16)	0.42

Net Asset Value per Share, End of Period	$11.99		$10.26	$10.42

Total Return	16.86	% (2)	(1.54)%	4.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$25,668		$22,084	$23,057
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.39	% (3)	1.36%	2.16%
After Expense Reimbursement	1.20	% (3)	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.57	)% (3)	(0.75)%	(0.96)%
Portfolio Turnover Rate	36.00	% (2)	78.76%	89.56%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

108

TCW SMID Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	November 1, 2010 (Commencement of Operations) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$10.27		$10.42	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.03)		(0.08)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	1.75		(0.07)	0.52

Total from Investment Operations	1.72		(0.15)	0.42

Net Asset Value per Share, End of Period	$11.99		$10.27	$10.42

Total Return	16.75	% (2)	(1.44)%	4.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,186		$17,116	$22,927
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.68	% (3)	1.64%	2.23%
After Expense Reimbursement	1.20	% (3)	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.57	)% (3)	(0.76)%	(0.96)%
Portfolio Turnover Rate	36.00	% (2)	78.76%	89.56%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

109

TCW Value Opportunities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$20.10		$17.43	$16.94	$14.12	$12.90	$24.05

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.15	0.12	0.11	0.11	0.10
Net Realized and Unrealized Gain on Investments	3.68		2.63	0.51	2.81	1.26	(7.94)

Total from Investment Operations	3.78		2.78	0.63	2.92	1.37	(7.84)

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.11)	(0.14)	(0.10)	(0.15)	(0.06)
Distributions from Net Realized Gain	(0.01)		—	—	—	—	(3.25)

Total Distributions	(0.18)		(0.11)	(0.14)	(0.10)	(0.15)	(3.31)

Net Asset Value per Share, End of Period	$23.70		$20.10	$17.43	$16.94	$14.12	$12.90

Total Return	18.94	% (2)	16.04%	3.67%	20.78%	10.84%	(37.12)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$109,569		$95,698	$99,211	$152,391	$196,488	$198,208
Ratio of Expenses to Average Net Assets	0.95	% (3)	1.01%	0.99%	1.00%	1.04%	0.95%
Ratio of Net Investment Income to Average Net Assets	0.90	% (3)	0.79%	0.66%	0.68%	0.89%	0.56%
Portfolio Turnover Rate	13.99	% (2)	32.87%	89.67%	61.51%	44.91%	50.79%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

110

TCW Value Opportunities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$19.74		$17.06	$16.61	$13.85	$12.61	$23.60

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.10	0.05	0.05	0.07	0.04
Net Realized and Unrealized Gain (Loss) on Investments	3.62		2.59	0.50	2.77	1.24	(7.78)

Total from Investment Operations	3.69		2.69	0.55	2.82	1.31	(7.74)

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.01)	(0.10)	(0.06)	(0.07)	—
Distributions from Net Realized Gain	(0.01)		—	—	—	—	(3.25)

Total Distributions	(0.13)		(0.01)	(0.10)	(0.06)	(0.07)	(3.25)

Net Asset Value per Share, End of Period	$23.30		$19.74	$17.06	$16.61	$13.85	$12.61

Total Return	18.78	% (2)	15.75%	3.26%	20.42%	10.50%	(37.35)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$35,780		$32,292	$33,247	$54,041	$39,760	$51,162
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.35	% (3)	1.40%	1.48%	1.41%	1.54%	1.27%
After Expense Reimbursement	1.23	% (3)	1.27%	1.35%	1.34%	1.36%	N/A
Ratio of Net Investment Income to Average Net Assets	0.62	% (3)	0.53%	0.27%	0.31%	0.62%	0.22%
Portfolio Turnover Rate	13.99	% (2)	32.87%	89.67%	61.51%	44.91%	50.79%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

111

TCW Conservative Allocation Fund(1)

Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$10.91		$10.51	$10.79	$9.87	$8.60	$10.61

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.15		0.32	0.21	0.23	0.25	0.18
Net Realized and Unrealized Gain (Loss) on Investments	0.53		0.51	0.17	0.94	1.14	(1.71)

Total from Investment Operations	0.68		0.83	0.38	1.17	1.39	(1.53)

Less Distributions:
Distributions from Net Investment Income	(0.26)		(0.20)	(0.19)	(0.25)	(0.12)	(0.32)
Distributions from Net Realized Gain	—		(0.23)	(0.47)	—	—	(0.16)

Total Distributions	(0.26)		(0.43)	(0.66)	(0.25)	(0.12)	(0.48)

Net Asset Value per Share, End of Period	$11.33		$10.91	$10.51	$10.79	$9.87	$8.60

Total Return	6.32	% (4)	8.35%	3.63%	12.08%	16.38%	(14.95)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$20,127		$14,705	$11,356	$4,746	$4,195	$968
Ratio of Expenses to Average Net Assets (3)
Before Expense Reimbursement	0.42	% (5)	0.67%	1.08%	1.74%	3.28%	6.47%
After Expense Reimbursement	N/A	(5)	N/A	0.85%	0.89%	0.90%	0.98%
Ratio of Net Investment Income to Average Net Assets	2.71	% (5)	2.98%	1.97%	2.27%	2.81%	1.88%
Portfolio Turnover Rate	8.05	% (4)	59.12%	93.92%	42.93%	64.78%	87.68%

(1)	Formerly TCW Global Conservative Allocation Fund.
(2)	Computed using average shares outstanding throughout the period.
(3)	Does not include expenses of the underlying affiliated investment companies.
(4)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

112

TCW Conservative Allocation Fund(1)

Financial Highlights — N Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$10.89		$10.51	$10.79	$9.86	$8.60	$10.60

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.12		0.29	0.21	0.22	0.25	0.28
Net Realized and Unrealized Gain (Loss) on Investments	0.54		0.52	0.17	0.96	1.13	(1.80)

Total from Investment Operations	0.66		0.81	0.38	1.18	1.38	(1.52)

Less Distributions:
Distributions from Net Investment Income	(0.24)		(0.20)	(0.19)	(0.25)	(0.12)	(0.32)
Distributions from Net Realized Gain	—		(0.23)	(0.47)	—	—	(0.16)

Total Distributions	(0.24)		(0.43)	(0.66)	(0.25)	(0.12)	(0.48)

Net Asset Value per Share, End of Period	$11.31		$10.89	$10.51	$10.79	$9.86	$8.60

Total Return	6.16	% (4)	8.09%	3.63%	12.19%	16.26%	(14.89)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$917		$815	$1,149	$209	$106	$91
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	2.63	% (5)	2.70%	3.76%	15.40%	31.04%	15.22%
After Expense Reimbursement	0.85	% (5)	0.85%	0.85%	0.89%	0.90%	0.98%
Ratio of Net Investment Income to Average Net Assets	2.27	% (5)	2.72%	1.95%	2.19%	2.84%	2.91%
Portfolio Turnover Rate	8.05	% (4)	59.12%	93.92%	42.93%	64.78%	87.68%

(1)	Formerly TCW Global Conservative Allocation Fund.
(2)	Computed using average shares outstanding throughout the period.
(3)	Does not include expenses of the underlying affiliated investment companies.
(4)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

113

TCW Funds, Inc.

Shareholder Meeting

A Special Meeting of the Shareholders of the Funds was held on November 28, 2012. At the meeting, the following matter was submitted to shareholder vote: the approval of a new Investment Advisory and Management Agreement (the “Agreement”) between the Funds and TCW Investment Management Company.

At the meeting, the Secretary reported that proxies representing greater than one third of the common stock of each Fund cited below had been received, and that shareholders of each Fund had voted to approve the Agreement:

Special Meeting Held November 28, 2012

Fund	Shares entitled to vote	Shares voted	Percent Voted (%)	Shares Voted For	Shares Voted Against	Shares Abstaining	Broker Non-Votes
TCW Concentrated Value Fund	679,257	490,109	72.15%	481,909	1,038	7,162	N/A
TCW Conservative Allocation Fund	1,315,913	1,248,543	94.88	1,242,186	2,333	4,024	N/A
TCW Global Flexible Allocation Fund	194,326	194,325	100.00	194,325	—	—	N/A
TCW Global Moderate Allocation Fund	1,213,167	892,340	73.55	890,990	—	1,350	N/A
TCW Growth Equities Fund	6,302,244	4,101,932	65.09	4,090,885	5,872	5,175	N/A
TCW Growth Fund	119,301	110,957	93.01	110,957	—	—	N/A
TCW Relative Value Large Cap Fund	52,267,659	27,560,574	52.73	26,524,271	152,612	883,690	N/A
TCW SMID Cap Growth Fund	3,817,137	2,319,904	60.78	2,308,062	1,272	10,570	N/A

At the meeting, the Secretary reported that proxies representing greater than one third of the common stock of each Fund cited below were not received. Therefore, a quorum was not present for each Fund cited below, and the meeting was adjourned until December 20, 2012.

At the meeting reconvened on December 20, 2012, the Secretary reported that proxies representing greater than one third of the common stock of each Fund cited below had been received, and that shareholders of each Fund had voted to approve the Agreement:

Special Meeting Held December 20, 2012

Fund	Shares entitled to vote	Shares voted	Percent Voted (%)	Shares Voted For	Shares Voted Against	Shares Abstaining	Broker Non-Votes
TCW Dividend Focused Fund	59,021,562	31,588,162	53.52%	26,882,603	260,919	4,444,639	N/A
TCW International Small Cap Fund	3,769,964	2,230,896	59.18	2,081,426	3,284	146,186	N/A
TCW Select Equities Fund	55,289,035	27,966,376	50.58	24,942,000	254,670	2,769,705	N/A
TCW Small Cap Growth Fund	38,527,641	19,406,522	50.37	18,240,694	36,757	1,129,071	N/A
TCW Value Opportunities Fund	6,483,141	3,404,121	52.51	3,061,772	11575,479	266,870	N/A

114

TCW Funds, Inc.

Shareholder Expenses (Unaudited)	April 30, 2013

As a shareholder of a TCW Fund, you incur ongoing operational costs of the Fund, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013 (181 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2012 to April 30, 2013)
TCW Concentrated Value Fund
I Class Shares
Actual	$1,000.00	$1,185.10	1.15%	$6.23
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76

N Class Shares
Actual	$1,000.00	$1,184.70	1.15%	$6.23
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76

TCW Dividend Focused Fund
I Class Shares
Actual	$1,000.00	$1,176.60	0.82%	$4.43
Hypothetical (5% return before expenses)	1,000.00	1,020.73	0.82%	4.11

N Class Shares
Actual	$1,000.00	$1,175.40	1.12%	$6.04
Hypothetical (5% return before expenses)	1,000.00	1,019.24	1.12%	5.61

TCW Growth Fund
I Class Shares
Actual	$1,000.00	$1,134.10	0.99%	$5.24
Hypothetical (5% return before expenses)	1,000.00	1,089.89	0.99%	4.96

N Class Shares
Actual	$1,000.00	$1,134.00	0.99%	$5.24
Hypothetical (5% return before expenses)	1,000.00	1,019.89	0.99%	4.96

115

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2012 to April 30, 2013)
TCW Growth Equities Fund
I Class Shares
Actual	$1,000.00	$1,177.80	1.20%	$6.48
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%	6.01

N Class Shares
Actual	$1,000.00	$1,178.10	1.20%	$6.48
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%	6.01

TCW International Growth Fund
I Class Shares
Actual	$1,000.00	$1,098.00	1.04%	$5.41
Hypothetical (5% return before expenses)	1,000.00	1,019.64	1.04%	5.21

N Class Shares
Actual	$1,000.00	$1,096.00	1.34%	$6.96
Hypothetical (5% return before expenses)	1,000.00	1,018.15	1.34%	6.71

TCW International Small Cap Fund
I Class Shares
Actual	$1,000.00	$1,103.50	1.28%	$6.68
Hypothetical (5% return before expenses)	1,000.00	1,018.45	1.28%	6.41

N Class Shares
Actual	$1,000.00	$1,102.10	1.44%	$7.51
Hypothetical (5% return before expenses)	1,000.00	1,017.65	1.44%	7.20

TCW Relative Value Large Cap Fund
I Class Shares
Actual	$1,000.00	$1,185.00	0.86%	$4.66
Hypothetical (5% return before expenses)	1,000.00	1,020.53	0.86%	4.31

N Class Shares
Actual	$1,000.00	$1,183.00	1.12%	$6.06
Hypothetical (5% return before expenses)	1,000.00	1,019.24	1.12%	5.61

TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$1,115.70	0.83%	$4.35
Hypothetical (5% return before expenses)	1,000.00	1,020.68	0.83%	5.61

N Class Shares
Actual	$1,000.00	$1,114.10	1.12%	$5.87
Hypothetical (5% return before expenses)	1,000.00	1,019.24	1.12%	5.61

TCW Small Cap Growth Fund
I Class Shares
Actual	$1,000.00	$1,098.70	1.29%	$6.71
Hypothetical (5% return before expenses)	1,000.00	1,018.40	1.29%	6.46

N Class Shares
Actual	$1,000.00	$1,097.70	1.47%	$7.65
Hypothetical (5% return before expenses)	1,000.00	1,017.50	1.47%	7.35

116

TCW Funds, Inc.

April 30, 2013

TCW Funds, Inc.	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2012 to April 30, 2013)
TCW SMID Cap Growth Fund
I Class Shares
Actual	$1,000.00	$1,168.60	1.20%		$6.45
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%		6.01

N Class Shares
Actual	$1,000.00	$1,167.50	1.20%		$6.45
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%		6.01

TCW Value Opportunities Fund
I Class Shares
Actual	$1,000.00	$1,189.40	0.95%		$5.16
Hypothetical (5% return before expenses)	1,000.00	1,020.08	0.95%		4.76

N Class Shares
Actual	$1,000.00	$1,187.80	1.23%		$6.67
Hypothetical (5% return before expenses)	1,000.00	1,018.70	1.23%		6.16

TCW Conservative Allocation Fund
I Class Shares
Actual	$1,000.00	$1,063.20	0.42	% (1)	$2.15	(1)
Hypothetical (5% return before expenses)	1,000.00	1,022.71	0.42	% (1)	2.11	(1)

N Class Shares
Actual	$1,000.00	$1,061.60	0.85	% (1)	$4.34	(1)
Hypothetical (5% return before expenses)	1,000.00	1,020.58	0.85	% (1)	4.26	(1)

(1)	Does not included Expenses of the underlying affiliated investments

117

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and file Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or
2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

118

TCW Funds Insight that works for you.

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

800 Fund TCW

(800 386 3829)

www.tcw.com

Investment Advisor

TCW Investment Management Company

865 South Figueroa Street

Los Angeles, California 90017

800 FUND TCW

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP

350 South Grand Avenue

Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Distributor

TCW Funds Distributors

865 South Figeroa Street

Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board

Charles W. Baldiswieler

Director

Samuel P. Bell

Director

John A. Gavin

Director

Janet E. Kerr

Director

Peter McMillan

Director

Charles A. Parker

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

Officers

Charles W. Baldiswieler

President and Chief Executive Officer

Peter A. Brown

Senior Vice President

Patrick W. Dennis

Assistant Secretary

David S. DeVito

Treasurer and Chief Executive Officer

Jon-Luc Dupuy

Assistant Secretary

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Hilary G.D. Lord

Senior Vice President and Chief Compliance Officer

George N. Winn

Assistant Treasurer

TCW FUNDS

Insight that works for you.

TCW Fixed Income Funds

TCW Enhanced Commodity Strategy Fund

2013 Semi-Annual Report

TCW Funds, Inc.

Table of Contents	April 30, 2013

To Our Valued Shareholders

We submit the 2013 semi-annual report for the TCW Funds, Inc. The report contains information outlining the performance of our Funds and a listing of the portfolio holdings as of April 30, 2013.

Investment Environment

Accommodative global central banks along with easy monetary policies globally provided the catalyst to push investors towards risky assets for the first four months of the year. Global equities were once again the strongest asset as many indices finished hitting or nearing all-time highs. Equity markets in the U.S. posted strong returns as the U.S. economy continued to show signs of stabilization and even growth in many areas. Equities have rallied on the basis of strong corporate balance sheets, decent earnings, pick-up in merger activity, Federal Reserve stimulus measures and a U.S. economy that is showing growth albeit at a slow to moderate pace. The S&P 500 Index was up nearly 13% year-to-date ending April. The Dow Jones Industrials Average was up 14% and the Russell 1000, 2000, 3000 and Mid-Cap Indices totaled 13%, 12%, 13% and 14% respectively.

International equities lagged U.S. equities with the MSCI EAFE Index up approximately 11%. Even with continued sovereign debt issues and banking problems persisting within Europe, most of the European indices were able to produce positive returns year-to-date. Concerns that China and Brazil were slowing dragged the MSCI Emerging Market Equity Index down nearly 1% year-to-date.

The combination of stronger economic numbers in the U.S. and the potential for raising interest rates hurt most of the fixed income sectors year-to-date. The Barclays Aggregate Index was only slightly positive, up approximately 1%. High Yield was the one area to buck the trend as low default rates and strong corporate balance sheets pushed the Barclays U.S. High Yield Index up nearly 5%. Concerns about growth in Russia, China and Brazil dragged down emerging market fixed income as its index was up less than 1%.

Commodities were mixed year-to-date. The CRB Index of commodities was down 2%. Commodities reflected a modest outlook for the global economy, crimped by slackening Chinese demand and uncertain growth prospects in the U.S. and Europe. Energy commodities were positive, while metals and agriculture lost ground. Crude oil closed at the end of April at $93 a barrel, up nearly 2% for the year. Gold dropped nearly 12% and silver was down over 20% for the year. Within the agriculture commodities, wheat was down 6%, sugar down 10% and coffee down 6%.

Product Management and Product Developments

We officially announced the closure of both TCW Global Moderate and Flexible Allocation Funds on February 15th. The Funds had not achieved a level of scale that would make them viable products for our clients or the broader marketplace. Further, on March 1st, the TCW Global Conservative Allocation Fund name changed to TCW Conservative Allocation Fund.

The TCW Small Cap Growth Fund re-opened to all investors on March 1st. The Fund had been closed to new investors since April 2011.

To Our Valued Shareholders (Continued)

Conclusion

During these challenging times in the capital markets, the TCW Funds continue to stay focused on maintaining their consistent investment approach with a long-term view. We believe the TCW Funds provide our shareholders with sound investment strategies at competitive expense ratios. On behalf of the Board of Directors and everyone at TCW, I would like to thank you for your continued support. As always we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, I invite you to visit our website at www.tcw.com, or call our shareholder services department at
(800) FUND TCW (800-386-3829).

Sincerely,

Charles W. Baldiswieler

President and Chief Executive Officer

      TCW Funds, Inc.
Performance Summary (Unaudited)

April 30, 2013

Total Return Annualized As of April 30, 2013 (1)

NAV

1-Year

5-Year

10-Year

Since Inception

Inception Date

TCW Core Fixed Income Fund

I Class

$
11.27

5.56
%

8.47
%

6.51
%

6.91
% (2)

01/01/90
(3)

N Class

$
11.27

5.23
%

8.12
%

6.20
%

6.30
%

03/01/99

TCW Emerging Markets Income Fund

I Class

$
9.34

14.65
%

13.86
%

11.62
%

11.44
% (2)

09/04/96
(3)

N Class

$
12.04

14.34
%

13.59
%

N/A

10.97
%

03/01/04

TCW Emerging Markets Local Currency Income Fund

I Class

$
11.12

10.96
%

N/A

N/A

8.76
%

12/15/10

N Class

$
11.11

10.97
%

N/A

N/A

8.73
%

12/15/10

TCW Enhanced Commodity Strategy Fund

I Class

$
8.09

(0.78
)%

N/A

N/A

(7.55
)%

04/01/11

N Class

$
8.10

(0.65
)%

N/A

N/A

(7.50
)%

04/01/11

TCW Global Bond Fund

I Class

$
10.63

6.81
%

N/A

N/A

9.60
%

12/01/11

N Class

$
10.63

6.81
%

N/A

N/A

9.60
%

12/01/11

TCW High Yield Bond Fund

I Class

$
6.49

12.69
%

8.47
%

7.48
%

7.80
% (2)

02/01/89
(3)

N Class

$
6.54

12.53
%

8.30
%

7.21
%

5.75
%

03/01/99

TCW Short Term Bond Fund

I Class

$
8.85

1.67
%

2.54
%

2.51
%

4.63
% (2)

02/01/90
(3)

TCW Total Return Bond Fund

I Class

$
10.37

10.92
%

9.77
%

7.22
%

7.42
%

06/17/93

N Class

$
10.71

10.66
%

9.45
%

6.90
%

7.22
%

03/01/99

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.
(3)	Inception date of predecessor limited partnership.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (22.7% of Net Assets)
	Agriculture (0.0%)
$425,000	Altria Group, Inc., 8.5%, due 11/10/13	$442,657

	Airlines (0.8%)
416,685	Continental Airlines, Inc. Pass-Through Certificates, (00-1-A1), 8.048%, due 05/01/22 (EETC)	482,313
75,207	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	85,548
876,580	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 7.25%, due 05/10/21 (EETC)	1,027,790
1,145,572	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 9%, due 01/08/18 (EETC)	1,331,727
957,759	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	1,065,507
598,459	Northwest Airlines LLC Pass-Through Certificates, (01-1-A1), 7.041%, due 10/01/23 (EETC)	658,305
653,163	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	733,175
2,545,406	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	2,863,581
1,000,000	US Airways Group, Inc. Pass-Through Certificates, (12-2-A), 4.625%, due 12/03/26 (EETC)	1,046,250

	Total Airlines	9,294,196

	Auto Manufacturers (0.3%)
1,350,000	Daimler Finance North America LLC (Germany), (144A), 1.875%, due 09/15/14 (1)	1,368,589
350,000	Daimler Finance North America LLC (Germany), 6.5%, due 11/15/13	361,037
1,200,000	Ford Motor Co., 6.5%, due 08/01/18	1,423,500

	Total Auto Manufacturers	3,153,126

	Banks (5.2%)
2,306,000	Abbey National Treasury Services PLC (United Kingdom), (144A), 3.875%, due 11/10/14 (1)	2,396,432
1,000,000	Bank of America Corp., 1.828%, due 07/11/14 (2)	1,012,704
1,100,000	Bank of America Corp., 5.65%, due 05/01/18	1,274,839
1,500,000	Bank of America Corp., 6%, due 09/01/17	1,744,265
165,000	Bank of America Corp., 7.375%, due 05/15/14	175,983
2,550,000	Bank of America N.A., 0.56%, due 06/15/16 (2)	2,481,574
1,000,000	Bank of America N.A., 0.58%, due 06/15/17 (2)	955,810
1,250,000	Bank of America N.A., 5.3%, due 03/15/17	1,405,800
2,300,000	Bank of America N.A., 6.1%, due 06/15/17	2,659,168
2,500,000	Bank of New York Mellon Corp. (The), 1.7%, due 11/24/14	2,544,974
250,000	Barclays Bank PLC (United Kingdom), 5%, due 09/22/16	281,393
1,000,000	Chase Capital VI, 0.923%, due 08/01/28 (2)	835,000
4,000,000	Citigroup, Inc., 1.99%, due 05/15/18 (2)	4,158,188

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$1,062,000	Citigroup, Inc., 4.7%, due 05/29/15	$1,139,405
1,110,000	Citigroup, Inc., 5.375%, due 08/09/20	1,323,654
425,000	Citigroup, Inc., 6%, due 08/15/17	500,214
275,000	Citigroup, Inc., 6.125%, due 05/15/18	330,987
1,400,000	Citigroup, Inc., 6.375%, due 08/12/14	1,497,306
440,000	Citigroup, Inc., 8.125%, due 07/15/39	669,979
725,000	Citigroup, Inc., 8.5%, due 05/22/19	975,278
3,500,000	Commonwealth Bank of Australia/New York, 1.95%, due 03/16/15	3,587,756
475,000	Credit Suisse New York (Switzerland), 5.5%, due 05/01/14	498,427
500,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	619,476
475,000	First Chicago NBD Institutional Capital I, 0.848%, due 02/01/27 (2)	399,000
500,000	Goldman Sachs Group, Inc. (The), 1.296%, due 02/07/14 (2)	502,480
2,000,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	2,335,780
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	60,060
1,550,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	1,831,278
1,500,000	JPMorgan Chase & Co., 3.15%, due 07/05/16	1,593,249
475,000	JPMorgan Chase & Co. (originally issued by Bear Stearns & Co.), 7.25%, due 02/01/18	591,513
500,000	JPMorgan Chase Bank N.A., 5.875%, due 06/13/16	568,729
3,875,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	4,584,148
2,230,000	JPMorgan Chase Capital XIII, 1.234%, due 09/30/34 (2)	1,856,475
2,500,000	JPMorgan Chase Capital XXI, 1.248%, due 01/15/87 (2)	2,032,346
250,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	254,021
150,000	Korea Development Bank (South Korea), 8%, due 01/23/14	157,202
850,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (1)	1,017,542
1,290,000	Morgan Stanley, 0.727%, due 10/18/16 (2)	1,259,206
400,000	Morgan Stanley, 0.757%, due 10/15/15 (2)	394,995
575,000	Morgan Stanley, 5.45%, due 01/09/17	646,337
600,000	Morgan Stanley, 5.5%, due 07/24/20	699,935
750,000	Morgan Stanley, 5.625%, due 09/23/19	874,042
975,000	Morgan Stanley, 6.625%, due 04/01/18	1,168,842
375,000	Morgan Stanley, 7.3%, due 05/13/19	469,699
1,875,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17	2,015,840
3,000,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.55%, due 09/18/15	3,090,313
375,000	US Bank N.A., 6.3%, due 02/04/14	391,818
250,000	Wachovia Corp., 5.5%, due 05/01/13	250,000
550,000	Westpac Banking Corp. (Australia), 2.1%, due 08/02/13	552,416

	Total Banks	62,665,878

	Beverages (0.6%)
2,250,000	Anheuser-Busch InBev Finance, Inc., 2.625%, due 01/17/23	2,277,250
2,500,000	Anheuser-Busch InBev Worldwide, Inc., 2.5%, due 07/15/22	2,515,306
2,000,000	Heineken N.V., (144A), 2.75%, due 04/01/23 (1)	1,999,110

	Total Beverages	6,791,666

	Chemicals (0.0%)
350,000	Rohm and Haas Co., 6%, due 09/15/17	412,868

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Commercial Services (0.2%)
$2,600,000	Catholic Health Initiatives, 4.35%, due 11/01/42	$2,655,832

	Diversified Financial Services (1.9%)
350,000	American Express Co., 7.25%, due 05/20/14	374,263
1,065,000	General Electric Capital Corp., 0.676%, due 05/05/26 (2)	968,970
3,315,000	General Electric Capital Corp., 0.77%, due 08/15/36 (2)	2,688,110
2,000,000	General Electric Capital Corp., 3.1%, due 01/09/23	2,029,276
1,000,000	General Electric Capital Corp., 3.15%, due 09/07/22	1,009,934
1,250,000	General Electric Capital Corp., 4.375%, due 09/16/20	1,413,547
1,000,000	General Electric Capital Corp., 4.65%, due 10/17/21	1,143,670
250,000	General Electric Capital Corp., 4.8%, due 05/01/13	250,031
250,000	General Electric Capital Corp., 5.5%, due 01/08/20	300,211
1,000,000	General Electric Capital Corp., 5.875%, due 01/14/38	1,211,816
500,000	General Electric Capital Corp., 6.75%, due 03/15/32	653,953
375,000	General Electric Capital Corp., 6.875%, due 01/10/39	508,223
1,250,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (1)	1,337,500
1,000,000	International Lease Finance Corp., (144A), 6.75%, due 09/01/16 (1)	1,140,000
125,000	John Deere Capital Corp., 4.9%, due 09/09/13	127,024
3,440,000	NCUA Guaranteed Notes, 0.219%, due 06/12/13 (2)	3,440,035
1,500,000	Pipeline Funding Co. LLC, (144A), 7.5%, due 01/15/30 (1)	1,929,994
1,700,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	1,836,000

	Total Diversified Financial Services	22,362,557

	Electric (1.9%)
1,500,000	Cleco Power LLC, 6%, due 12/01/40	1,812,303
2,250,000	El Paso Electric Co., 3.3%, due 12/15/22	2,282,429
3,000,000	Entergy Mississippi, Inc., 3.1%, due 07/01/23	3,088,370
875,000	Exelon Generation Co. LLC, 5.6%, due 06/15/42	974,985
3,300,000	Metropolitan Edison Co., (144A), 3.5%, due 03/15/23 (1)	3,409,926
1,000,000	Niagara Mohawk Power Corp., (144A), 2.721%, due 11/28/22 (1)	1,019,112
1,500,000	NiSource Finance Corp., 5.25%, due 02/15/43	1,617,348
400,000	NiSource Finance Corp., 6.8%, due 01/15/19	497,734
1,000,000	Oncor Electric Delivery Co. LLC, 4.55%, due 12/01/41	1,066,206
2,250,000	Oncor Electric Delivery Co. LLC, 5.25%, due 09/30/40	2,635,675
2,545,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	3,183,104
250,000	Southern Power Co., 4.875%, due 07/15/15	272,290
1,000,000	Tucson Electric Power Co., 5.15%, due 11/15/21	1,153,069

	Total Electric	23,012,551

	Energy-Alternate Sources (0.2%)
2,290,898	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35 (1)	2,498,422

	Engineering & Construction (0.2%)
2,000,000	Sydney Airport Finance Co. Pty, Ltd. (Australia), (144A), 3.9%, due 03/22/23 (1)	2,079,044

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Environmental Control (0.0%)
$50,000	Waste Management, Inc., 7%, due 07/15/28	$68,166

	Food (0.0%)
143,000	Kraft Foods Group, Inc., 5.375%, due 02/10/20	171,753
50,000	Kroger Co., 7.5%, due 01/15/14	52,391
132,000	Mondelez International, Inc, 5.375%, due 02/10/20	158,358

	Total Food	382,502

	Gas (0.3%)
2,000,000	Florida Gas Transmission Co. LLC, (144A), 3.875%, due 07/15/22 (1)	2,152,055
500,000	Florida Gas Transmission Co. LLC, (144A), 4%, due 07/15/15 (1)	532,448
350,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19 (1)	456,316

	Total Gas	3,140,819

	Healthcare-Products (0.0%)
250,000	Covidien International Finance S.A. (Ireland), 6%, due 10/15/17	301,092

	Healthcare-Services (1.4%)
3,785,000	Kaiser Foundation Hospitals, 4.875%, due 04/01/42	4,326,675
3,000,000	North Shore Long Island Jewish Health Care, Inc., 4.8%, due 11/01/42	3,110,215
3,000,000	NYU Hospitals Center, 4.428%, due 07/01/42	2,997,941
3,290,000	Saint Barnabas Health Care System, 4%, due 07/01/28	3,255,232
2,270,000	Sutter Health, 2.286%, due 08/15/53	2,270,000
250,000	WellPoint, Inc., 5.25%, due 01/15/16	278,203
175,000	WellPoint, Inc., 5.875%, due 06/15/17	206,464

	Total Healthcare-Services	16,444,730

	Insurance (1.4%)
2,700,000	Berkshire Hathaway Finance Corp., 4.4%, due 05/15/42	2,789,198
425,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	456,562
225,000	Farmers Exchange Capital, (144A), 7.05%, due 07/15/28 (1)	291,319
1,625,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48 (1)	2,083,081
250,000	Farmers Insurance Exchange, (144A), 6%, due 08/01/14 (1)	261,775
1,862,000	Farmers Insurance Exchange, (144A), 8.625%, due 05/01/24 (1)	2,606,733
500,000	Guardian Life Insurance Co. of America, (144A), 7.375%, due 09/30/39 (1)	702,516
300,000	MetLife, Inc., 5.7%, due 06/15/35	364,902
4,000,000	Metropolitan Life Global Funding I, (144A), 3.875%, due 04/11/22 (1)	4,356,076
1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	1,134,700
750,000	Prudential Holdings LLC, (144A), 8.695%, due 12/18/23 (1)	983,934

	Total Insurance	16,030,796

	Iron & Steel (0.0%)
380,000	ArcelorMittal (Luxembourg), 5%, due 02/25/17	400,921

	Media (0.2%)
750,000	NBCUniversal Media LLC, 4.375%, due 04/01/21	865,190

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Media (Continued)
$200,000	NBCUniversal Media LLC, 5.15%, due 04/30/20	$242,877
175,000	News America, Inc., 6.15%, due 03/01/37	215,112
75,000	Time Warner Cable, Inc., 7.5%, due 04/01/14	79,623
225,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	322,601

	Total Media	1,725,403

	Mining (0.2%)
2,400,000	Barrick Gold Corp. (Canada), (144A), 4.1%, due 05/01/23 (1)	2,395,104
300,000	Southern Copper Corp. (Peru), 7.5%, due 07/27/35	373,178

	Total Mining	2,768,282

	Miscellaneous Manufacturers (0.2%)
2,700,000	General Electric Co., 2.7%, due 10/09/22	2,780,671

	Oil & Gas (0.6%)
250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	288,092
900,000	Petrobras International Finance Co. (Brazil), 5.375%, due 01/27/21	994,820
50,000	Petrobras International Finance Co. (Brazil), 6.875%, due 01/20/40	59,512
300,000	Petrobras International Finance Co. (Brazil), 7.875%, due 03/15/19	371,712
2,850,000	Sinopec Capital 2013, Ltd. (China), (144A), 1.875%, due 04/24/18 (1)	2,844,595
2,000,000	Total Capital Canada, Ltd. (Canada), 1.45%, due 01/15/18	2,029,694

	Total Oil & Gas	6,588,425

	Pharmaceuticals (0.3%)
250,000	Eli Lilly & Co., 5.2%, due 03/15/17	290,111
2,042,000	Express Scripts Holding Co., 2.75%, due 11/21/14	2,101,259
50,000	McKesson Corp., 6.5%, due 02/15/14	52,348
1,125,000	Teva Pharmaceutical Finance IV LLC (Israel), 2.25%, due 03/18/20	1,145,343

	Total Pharmaceuticals	3,589,061

	Pipelines (2.2%)
460,000	CenterPoint Energy Resources Corp., 6.15%, due 05/01/16	526,719
1,750,000	CenterPoint Energy Resources Corp., 6.25%, due 02/01/37	2,271,446
1,000,000	El Paso Pipeline Partners Operating Co. LLC, 5%, due 10/01/21	1,153,612
1,050,000	Enterprise Products Operating LLC, 3.35%, due 03/15/23	1,096,225
1,000,000	Enterprise Products Operating LLC, 4.85%, due 03/15/44	1,073,436
675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	833,610
825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	1,039,620
2,500,000	Plains All American Pipeline LP/PAA Finance Corp., 2.85%, due 01/31/23	2,511,500
2,150,000	Ruby Pipeline LLC, (144A), 6%, due 04/01/22 (1)	2,498,436
2,290,000	Southern Natural Gas Co. LLC, 7.35%, due 02/15/31	3,113,753
850,000	Spectra Energy Capital LLC, 6.75%, due 02/15/32	1,054,115
300,000	Spectra Energy Capital LLC, 7.5%, due 09/15/38	414,159
2,255,000	Tennessee Gas Pipeline Co., 8%, due 02/01/16	2,663,791
2,090,000	Tennessee Gas Pipeline Co., 8.375%, due 06/15/32	3,089,710

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Pipelines (Continued)
$375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	$491,206
1,950,000	Williams Cos., Inc. (The), 7.75%, due 06/15/31	2,531,000
172,000	Williams Cos., Inc. (The), 7.875%, due 09/01/21	223,409

	Total Pipelines	26,585,747

	Real Estate (0.5%)
850,000	Post Apartment Homes LP, 4.75%, due 10/15/17	955,678
1,190,000	WEA Finance LLC/WT Finance Australia Pty, Ltd. (Australia), (144A), 5.75%, due 09/02/15 (1)	1,318,093
3,200,000	Westfield Capital/WT Finance/WEA Finance LLC (Australia), (144A), 5.125%, due 11/15/14 (1)	3,401,510

	Total Real Estate	5,675,281

	REIT (3.2%)
2,250,000	Alexandria Real Estate Equities, Inc., 4.6%, due 04/01/22	2,463,985
2,200,000	Boston Properties LP, 5.875%, due 10/15/19	2,678,056
960,000	ERP Operating LP, 6.584%, due 04/13/15	1,064,166
3,000,000	Essex Portfolio LP, (144A), 3.625%, due 08/15/22 (1)	3,076,080
3,605,000	HCP, Inc., 3.75%, due 02/01/19	3,912,480
1,000,000	HCP, Inc., 6%, due 01/30/17	1,160,816
715,000	HCP, Inc., 6.3%, due 09/15/16	829,090
1,030,000	Health Care REIT, Inc., 2.25%, due 03/15/18	1,050,582
545,000	Health Care REIT, Inc., 4.95%, due 01/15/21	616,555
3,400,000	Health Care REIT, Inc., 6.125%, due 04/15/20	4,117,788
710,000	Health Care REIT, Inc., 6.5%, due 03/15/41	886,442
2,900,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	3,348,532
350,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	403,827
1,459,000	Highwoods Realty LP, 7.5%, due 04/15/18	1,779,455
1,000,000	Kimco Realty Corp., 5.19%, due 10/01/13	1,018,623
300,000	Liberty Property LP, 5.125%, due 03/02/15	319,787
1,925,000	Nationwide Health Properties, Inc., 6%, due 05/20/15	2,122,485
2,440,000	SL Green Realty Corp., 5%, due 08/15/18	2,678,861
1,000,000	SL Green Realty Corp., 7.75%, due 03/15/20	1,252,147
1,250,000	UDR, Inc., 4.25%, due 06/01/18	1,389,820
200,000	UDR, Inc., 5.13%, due 01/15/14	205,739
150,000	UDR, Inc., 5.25%, due 01/15/15	159,898
1,500,000	Ventas Realty LP/Ventas Capital Corp., 4%, due 04/30/19	1,654,990

	Total REIT	38,190,204

	Telecommunications (0.9%)
2,000,000	AT&T, Inc., 2.5%, due 08/15/15	2,077,644
1,625,000	AT&T, Inc., 2.625%, due 12/01/22	1,612,704
739,000	AT&T, Inc., 6.5%, due 09/01/37	945,528
11,000	AT&T, Inc., (144A), 4.3%, due 12/15/42 (1)	10,779
500,000	AT&T, Inc., (144A), 4.35%, due 06/15/45 (1)	490,191

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Telecommunications (Continued)
$3,000,000	Qwest Corp., 7.25%, due 09/15/25	$3,532,938
575,000	Telecom Italia Capital S.A. (Italy), 6%, due 09/30/34	557,329
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	154,678
1,775,000	Vodafone Group PLC (United Kingdom), 2.95%, due 02/19/23	1,777,186

	Total Telecommunications	11,158,977

	Total Corporate Bonds (Cost: $254,008,927) (22.7%)	271,199,874

	Municipal Bonds (1.9%)
1,000,000	California State, Build America Bonds, 5.7%, due 11/01/21	1,222,810
2,695,000	California State, Build America Bonds, 6.65%, due 03/01/22	3,462,752
1,050,000	California State, General Obligation Unlimited, 6.2%, due 10/01/19	1,292,434
3,000,000	City of Houston, Texas, General Obligation, 6.29%, due 03/01/32	3,845,520
1,040,000	Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20	1,197,342
250,000	Illinois State, Build America Bonds, 4.421%, due 01/01/15	262,185
1,500,000	Illinois State, General Obligation Bond, 4.35%, due 06/01/18	1,605,540
405,000	Illinois State, General Obligation Bond, 5.665%, due 03/01/18	460,756
1,100,000	Illinois State, General Obligation Unlimited, 4.95%, due 06/01/23	1,163,393
3,000,000	Illinois State, General Obligation Unlimited, 6.2%, due 07/01/21	3,399,570
1,000,000	Los Angeles City Department of Water & Power Revenue Bonds, 6.574%, due 07/01/45	1,462,280
850,000	New Jersey State Turnpike Authority Revenue Bonds, 7.102%, due 01/01/41	1,248,268
730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	862,860
1,000,000	North Texas Tollway Authority Revenue Bonds, 6.718%, due 01/01/49	1,416,400

	Total Municipal Bonds (Cost: $18,440,029)	22,902,110

	Foreign Government Bonds (0.1%)
200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	229,984
250,000	State of Israel, 4.625%, due 06/15/13	251,100

	Total Foreign Government Bonds (Cost: $449,944)	481,084

	Asset-Backed Securities (4.5%)
2,800,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.3%, due 12/27/44 (1)(2)	2,838,500
2,500,000	ALM Loan Funding (12-7A-A1), (144A), 1.696%, due 10/19/24 (1)(2)	2,508,970
2,916,264	Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.43%, due 12/25/36 (1)(2)	2,413,677
1,886,710	Beacon Container Finance LLC (12-1A-A), (144A), 3.72%, due 09/20/27 (1)	1,948,801
2,285,569	Brazos Education Loan Authority, Inc. (12-1-A1), 0.9%, due 12/26/35 (2)	2,293,288
661,675	Brazos Higher Education Authority, Inc. (06-2-A9), 0.294%, due 12/26/24 (2)	615,414
675,000	Brazos Higher Education Authority, Inc. (10-1-A2), 1.488%, due 02/25/35 (2)	690,882
1,695,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.338%, due 11/25/33 (2)	1,734,274
2,612,500	CAL Funding II, Ltd. (12-1A-A), (144A), 3.47%, due 10/25/27 (1)	2,674,636
2,357,840	College Loan Corp. Trust (05-2-A3), 0.407%, due 04/15/25 (2)	2,339,229
1,135,417	Cronos Containers Program, Ltd. (12-1A-A), (144A), 4.21%, due 05/18/27 (1)	1,167,657
1,412,500	Cronos Containers Program, Ltd. (12-2A-A), (144A), 3.81%, due 09/18/27 (1)	1,476,786

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (Continued)
$3,500,000	Educational Funding of the South, Inc. (11-1-A2), 0.926%, due 04/25/35 (2)	$3,508,931
2,363,118	Educational Services of America, Inc. (12-2-A), (144A), 0.93%, due 04/25/39 (1)(2)	2,378,693
590,691	GE Business Loan Trust (03-1-A), (144A), 0.629%, due 04/15/31 (1)(2)	554,511
622,585	GE Business Loan Trust (04-1-A), (144A), 0.489%, due 05/15/32 (1)(2)	602,034
2,098,326	GE Business Loan Trust (04-2A-A), (144A), 0.419%, due 12/15/32 (1)(2)	2,003,234
1,123,750	GE SeaCo Finance SRL (05-1A-A), (144A), 0.45%, due 11/17/20 (1)(2)	1,095,412
2,157,026	Genesis Funding, Ltd. (06-1A-G1), (144A), 0.439%, due 12/19/32 (1)(2)	1,960,520
2,229,196	Iowa Student Loan Liquidity Corp. (11-1-A), 1.534%, due 06/25/42 (2)	2,291,123
2,400,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.249%, due 07/20/43 (2)	2,406,002
2,500,000	Neptune Finance CCS, Ltd. (08-1A-A), (144A), 0.891%, due 04/20/20 (1)(2)	2,491,703
2,600,000	Oak Hill Credit Partners (12-7A-A), (144A), 1.709%, due 11/20/23 (1)(2)	2,609,862
2,450,000	Octagon Investment Partners XI, Ltd. (07-1A-A1B), (144A), 0.548%, due 08/25/21 (1)(2)	2,378,262
2,000,000	SLM Student Loan Trust (11-2-A2), 1.4%, due 10/25/34 (2)	2,072,310
2,600,000	SLM Student Loan Trust (12-7-A3), 0.85%, due 05/26/26 (2)	2,618,663
1,410,000	TAL Advantage LLC (06-1A-NOTE), (144A), 0.389%, due 04/20/21 (1)(2)	1,386,684
1,156,250	Textainer Marine Containers, Ltd. (05-1A-A), (144A), 0.45%, due 05/15/20 (1)(2)	1,144,750

	Total Asset-Backed Securities (Cost: $52,225,267)	54,204,808

	Commercial Mortgage-Backed Securities — Agency (4.6%)
980,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (2)	1,113,152
5,030,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K020-A2), 2.373%, due 05/25/22	5,122,648
6,799,008	Federal National Mortgage Association (12-M12-1A), 2.935%, due 08/25/22 (ACES) (2)(3)	7,209,359
5,193,455	Federal National Mortgage Association (12-M15-A), 2.745%, due 10/25/22 (ACES) (2)	5,415,078
4,499,606	Federal National Mortgage Association, Pool #745935, 5.682%, due 08/01/16	5,023,629
4,057,864	Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20 (3)	4,546,598
2,205,512	Federal National Mortgage Association, Pool #Al0151, 4.378%, due 04/01/21 (3)	2,567,766
5,600,000	Federal National Mortgage Association, Pool #AL3306, 2.46%, due 04/01/23	5,721,188
5,214,783	Federal National Mortgage Association, Pool #AL3400, 2.545%, due 03/01/23	5,404,534
2,582,796	Federal National Mortgage Association, Pool #FN0000, 3.584%, due 09/01/20	2,878,966
3,528,272	Federal National Mortgage Association, Pool #FN0001, 3.763%, due 12/01/20	3,991,909
2,933,069	Federal National Mortgage Association, Pool #FN0003, 4.301%, due 01/01/21	3,402,849
2,729,195	NCUA Guaranteed Notes (11-C1-2A), 0.73%, due 03/09/21 (2)	2,736,449

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $53,673,388)	55,134,125

	Commercial Mortgage-Backed Securities — Non-Agency (6.7%)
1,135,000	Banc of America Commercial Mortgage, Inc. (05-2-A5), 4.857%, due 07/10/43 (2)	1,215,398
3,270,000	Bear Stearns Commercial Mortgage Securities (04-PWR5-A5), 4.978%, due 07/11/42 (2)	3,410,521

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Non-Agency (Continued)
$3,450,000	Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.298%, due 10/12/42 (2)	$3,781,713
3,395,000	Commercial Mortgage Pass-Through Certificates (05-LP5-A4), 4.982%, due 05/10/43 (2)	3,643,300
765,000	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	879,918
5,063,952	DBRR Trust (12-EZ1-A), (144A), 0.946%, due 09/25/45 (1)(2)	5,075,052
3,872,693	DBRR Trust (13-EZ2-A), (144A), 0.853%, due 02/25/45 (1)(2)	3,870,617
1,890,000	Greenwich Capital Commercial Funding Corp. (05-GG3-A4), 4.799%, due 08/10/42 (2)	1,996,133
3,150,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	3,471,124
3,475,000	JPMorgan Chase Commercial Mortgage Securities Corp. (05-CB12-A4), 4.895%, due 09/12/37	3,749,379
5,500,000	JPMorgan Chase Commercial Mortgage Securities Corp. (05-LDP5-A3), 5.397%, due 12/15/44 (2)	5,648,000
2,364,959	JPMorgan Chase Commercial Mortgage Securities Corp. (06-CB15-ASB), 5.79%, due 06/12/43 (2)	2,506,776
3,404,107	LB-UBS Commercial Mortgage Trust (04-C7-A1A), 4.475%, due 10/15/29	3,556,234
2,239,856	Merrill Lynch Mortgage Trust (05-LC1-A4), 5.291%, due 01/12/44 (2)	2,460,638
1,815,000	Morgan Stanley Capital I Trust (05-T19-A4A), 4.89%, due 06/12/47	1,960,634
2,855,000	Morgan Stanley Capital I Trust (06-T21-A4), 5.162%, due 10/12/52 (2)	3,123,978
5,005,000	Morgan Stanley Capital I Trust (06-T23-A4), 5.995%, due 08/12/41 (2)	5,699,939
3,635,354	Morgan Stanley Capital I Trust (07-HQ12-A2FX), 5.763%, due 04/12/49 (2)	3,750,425
1,693,133	Morgan Stanley Capital I Trust (07-IQ15-A2), 6.054%, due 06/11/49 (2)	1,723,318
1,080,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49 (2)	1,240,200
1,210,000	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	1,296,255
625,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	707,140
5,060,000	Wachovia Bank Commercial Mortgage Trust (05-C20-A7), 5.118%, due 07/15/42 (2)	5,477,404
3,600,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	3,951,864
2,800,000	WF-RBS Commercial Mortgage Trust (12-C7-A2), 3.431%, due 06/15/45	3,006,094
2,275,000	WF-RBS Commercial Mortgage Trust (12-C8-A3), 3.001%, due 08/15/45	2,369,244

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $79,081,935)	79,571,298

	Residential Mortgage-Backed Securities — Agency (27.3%)
9,309,248	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42 (3)	9,625,861
579,166	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	657,009
1,312,432	Federal Home Loan Mortgage Corp. (2575-FD), 0.649%, due 02/15/33 (PAC) (2)	1,320,420
920,190	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	975,092
1,257,030	Federal Home Loan Mortgage Corp. (2875-GM), 5%, due 01/15/33 (PAC)	1,284,327
577,350	Federal Home Loan Mortgage Corp. (3315-S), 6.211%, due 05/15/37 (I/O) (I/F) (2)	64,791
1,914,336	Federal Home Loan Mortgage Corp. (3339-JS), 41.544%, due 07/15/37 (I/F) (2)	3,788,674
1,370,982	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,523,756
2,945,851	Federal Home Loan Mortgage Corp. (3380-SM), 6.211%, due 10/15/37 (I/O) (I/F) (2)	498,533
2,773,638	Federal Home Loan Mortgage Corp. (3382-FL), 0.899%, due 11/15/37 (2)	2,795,896

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$9,570,694	Federal Home Loan Mortgage Corp. (3439-SC), 5.701%, due 04/15/38 (I/O) (2)	$1,361,995
3,690,506	Federal Home Loan Mortgage Corp. (3578-DI), 6.451%, due 04/15/36 (I/O) (I/F) (2)	512,544
182,536	Federal Home Loan Mortgage Corp., Pool #1A1127, 2.753%, due 01/01/37 (2)	183,491
5,013,022	Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41	5,595,639
76,769	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	81,676
29,166	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	31,030
9,902,773	Federal Home Loan Mortgage Corp., Pool #C04412, 3%, due 11/01/42 (3)	10,330,314
52,034	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	56,186
5,350,158	Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41	5,945,572
4,394,759	Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41	4,853,633
3,159,270	Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41	3,470,384
1,785,926	Federal Home Loan Mortgage Corp., Pool #G06620, 4.5%, due 07/01/41 (3)	1,995,353
4,478,710	Federal Home Loan Mortgage Corp., Pool #Q05261, 3.5%, due 12/01/41	4,804,116
521,249	Federal National Mortgage Association (01-14-SH), 10.797%, due 03/25/30 (I/F) (2)	852,411
757,020	Federal National Mortgage Association (01-34-FV), 0.7%, due 08/25/31 (2)	759,090
11,778	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	12,115
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC) (3)	2,229,387
715,324	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	730,438
3,306,540	Federal National Mortgage Association (07-89-GF), 0.72%, due 09/25/37 (2)	3,331,866
450,576	Federal National Mortgage Association (08-12-SE), 6.2%, due 01/25/33 (I/O) (I/F) (2)	11,355
913,607	Federal National Mortgage Association (08-30-SA), 6.65%, due 04/25/38 (I/O) (I/F) (2)	118,315
1,095,918	Federal National Mortgage Association (08-62-SN), 6%, due 07/25/38 (I/O) (I/F) (2)	138,730
4,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	4,364,966
512,867	Federal National Mortgage Association (09-68-SA), 6.55%, due 09/25/39 (I/O) (I/F) (2)	76,808
7,693,230	Federal National Mortgage Association (10-26-AS), 6.13%, due 03/25/40 (I/O) (2)(3)	1,052,866
4,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	4,496,188
64,118	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	70,182
51,219	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	55,441
253,346	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	271,481
209,216	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	224,466
139,282	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	143,970
3,104,796	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26	3,339,571
2,540,923	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	2,727,178
4,712,595	Federal National Mortgage Association, Pool #AB3685, 4%, due 10/01/41	5,176,814
3,426,478	Federal National Mortgage Association, Pool #AB3864, 3.5%, due 11/01/41 (3)	3,681,724
6,948,811	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (3)	7,477,301
7,238,354	Federal National Mortgage Association, Pool #AB4670, 3%, due 03/01/27 (3)	7,728,375
11,641,328	Federal National Mortgage Association, Pool #AB5215, 3%, due 05/01/27 (3)	12,422,147

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$5,342,401	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39	$5,861,825
2,305,000	Federal National Mortgage Association, Pool #AE0134, 4.399%, due 02/01/20	2,684,389
3,435,385	Federal National Mortgage Association, Pool #AH3429, 3.5%, due 01/01/26	3,719,010
1,609,416	Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41	1,802,975
4,817,824	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40 (3)	5,288,129
10,106,295	Federal National Mortgage Association, Pool #MA1237, 3%, due 11/01/32 (3)	10,679,512
11,733,732	Federal National Mortgage Association, Pool #MA1241, 2.5%, due 11/01/22 (3)	12,340,127
12,042,363	Federal National Mortgage Association, Pool #MA1275, 3%, due 12/01/32 (3)	12,726,331
25,495,000	Federal National Mortgage Association, TBA, 2.5% (4)	26,658,209
8,765,000	Federal National Mortgage Association, TBA, 2.5% (4)	8,873,193
42,865,000	Federal National Mortgage Association, TBA, 3% (4)	44,834,111
24,705,000	Federal National Mortgage Association, TBA, 3.5% (4)	26,260,644
7,475,000	Federal National Mortgage Association, TBA, 6% (4)	8,172,277
3,011,801	Government National Mortgage Association (04-30-UC), 5.5%, due 02/20/34 (PAC)	3,304,483
1,496,796	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,654,648
1,498,813	Government National Mortgage Association (08-27-SI), 6.271%, due 03/20/38 (I/O) (I/F) (2)	188,800
5,911,798	Government National Mortgage Association (08-81-S), 6.001%, due 09/20/38 (I/O) (I/F) (2)	872,827
2,537,938	Government National Mortgage Association (09-66-UF), 1.2%, due 08/16/39 (2)	2,587,758
8,457,099	Government National Mortgage Association (10-1-S), 5.551%, due 01/20/40 (I/O) (2)	1,327,333
204,456	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	224,417
537,708	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	590,987
6,870,000	Government National Mortgage Association II, TBA, 3% (4)	7,300,448
3,107,224	NCUA Guaranteed Notes (10-R1-1A), 0.65%, due 10/07/20 (2)	3,123,246
1,997,668	NCUA Guaranteed Notes (10-R2-1A), 0.57%, due 11/06/17 (2)	2,003,754
3,578,243	NCUA Guaranteed Notes (10-R2-2A), 0.67%, due 11/05/20 (2)	3,610,671
1,334,409	NCUA Guaranteed Notes (10-R3-1A), 0.76%, due 12/08/20 (2)	1,346,397
1,115,584	NCUA Guaranteed Notes (10-R3-2A), 0.76%, due 12/08/20 (2)	1,128,134
1,736,722	NCUA Guaranteed Notes (11-R1-1A), 0.653%, due 01/08/20 (2)	1,744,795
1,641,763	NCUA Guaranteed Notes (11-R2-1A), 0.6%, due 02/06/20 (2)	1,647,920

	Total Residential Mortgage-Backed Securities — Agency (Cost: $316,260,090)	325,806,827

	Residential Mortgage-Backed Securities — Non-Agency (8.0%)
1,068,972	Argent Securities, Inc. (05-W2-A2B1), 0.4%, due 10/25/35 (2)	1,052,541
2,296,820	Asset-Backed Funding Certificates (05-WMC1-M1), 0.86%, due 06/25/35 (2)	2,259,141
2,290,000	Asset-Backed Securities Corp. Home Equity (05-HE6-M2), 0.71%, due 07/25/35 (2)	2,263,944
1,590,949	Banc of America Funding Corp. (06-G-2A3), 0.369%, due 07/20/36 (2)	1,572,823
3,815,621	Carrington Mortgage Loan Trust (05-NC5-A2), 0.52%, due 10/25/35 (2)	3,789,498
1,990,216	Centex Home Equity (02-C-AF6), 4.5%, due 09/25/32 (2)	2,005,804
2,339,334	Centex Home Equity (03-B-AF6), 3.173%, due 06/25/33 (2)	2,404,985
860,909	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35	787,449
2,545,161	Conseco Financial Corp. (98-6-A8), 6.66%, due 06/01/30	2,752,757

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$4,800,000	Countrywide Asset-Backed Certificates (05-11-MV1), 0.67%, due 02/25/36 (2)	$4,671,082
461,343	Countrywide Asset-Backed Certificates (05-4-MV1), 0.66%, due 10/25/35 (2)	457,355
898,997	Countrywide Home Loans Mortgage Pass-Through Trust (07-J3-A1), 0.7%, due 07/25/37 (2)(5)	603,738
51,291	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	53,698
1,362,120	First Franklin Mortgage Loan Asset-Backed Certificates (05-FF8-A2D), 0.58%, due 09/25/35 (2)	1,343,738
4,749,637	GSAA Trust (05-3-M1), 0.875%, due 12/25/34 (2)	4,647,468
845,000	GSAMP Trust (05-HE5-M1), 0.62%, due 11/25/35 (2)	802,495
940,874	HSBC Home Equity Loan Trust USA (05-2-M1), 0.659%, due 01/20/35 (2)	929,839
3,270,716	HSBC Home Equity Loan Trust USA (07-1-AM), 0.439%, due 03/20/36 (2)	3,211,552
702,659	HSBC Home Equity Loan Trust USA (07-2-AM), 0.439%, due 07/20/36 (2)	683,650
3,667,253	HSBC Home Equity Loan Trust USA (07-3-APT), 1.399%, due 11/20/36 (2)	3,661,033
2,849,982	HSI Asset Securitization Corp. Trust (06-OPT1-2A3), 0.39%, due 12/25/35 (2)	2,783,828
1,878,230	Indymac Index Mortgage Loan Trust (05-AR6-2A1), 0.44%, due 04/25/35 (2)	1,676,249
5,849,000	JPMorgan Mortgage Acquisition Corp. (05-OPT1-M1), 0.65%, due 06/25/35 (2)	5,773,448
1,310,168	MASTR Asset-Backed Securities Trust (05-WF1-A2D), 0.57%, due 06/25/35 (2)	1,285,652
2,240,384	Mid-State Trust (04-1-B), 8.9%, due 08/15/37	2,399,393
2,794,757	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.115%, due 07/25/34 (2)	2,642,263
186,797	Morgan Stanley Capital, Inc. (05-HE4-A2C), 0.57%, due 07/25/35 (2)	186,427
686,515	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.671%, due 04/25/34 (2)	716,128
2,248,995	New Century Home Equity Loan Trust (05-1-A2C), 0.55%, due 03/25/35 (2)	2,223,916
4,400,000	New Century Home Equity Loan Trust (05-2-M1), 0.63%, due 06/25/35 (2)	4,156,574
3,800,000	New Century Home Equity Loan Trust (05-3-M1), 0.68%, due 07/25/35 (2)	3,736,483
3,945,000	New Century Home Equity Loan Trust (05-4-A2C), 0.57%, due 09/25/35 (2)	3,859,536
395,736	Park Place Securities, Inc. (04-MHQ1-M1), 1.25%, due 12/25/34 (2)	395,774
3,873,694	Park Place Securities, Inc. (04-WWF1-M2), 0.88%, due 12/25/34 (2)	3,842,918
4,393,055	Park Place Securities, Inc. (05-WCH1-M2), 0.72%, due 01/25/36 (2)	4,310,272
955,762	Specialty Underwriting & Residential Finance (05-BC1-M2), 0.95%, due 12/25/35 (2)	947,450
1,352,120	Structured Asset Securities Corp. (03-34A-5A4), 2.617%, due 11/25/33 (2)	1,370,435
4,363,532	Structured Asset Securities Corp. (05-GEL4-M1), 0.72%, due 08/25/35 (2)	4,331,896
1,589,790	Structured Asset Securities Corp. (05-WF3-A2), 0.43%, due 07/25/35 (2)	1,576,861
3,155,781	Structured Asset Securities Corp. (05-WF4-A4), 0.56%, due 11/25/35 (2)	3,141,671
488,724	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37 (5)	465,369
3,950,000	Wells Fargo Home Equity Trust (05-2-M1), 0.6%, due 08/25/35 (2)	3,856,820

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $91,408,031)	95,633,953

	U.S. Government Agency Obligations (6.3%)
7,040,000	Federal Farm Credit Banks Funding Corp., 0.171%, due 09/19/14 (2)	7,042,968
5,005,000	Federal Home Loan Mortgage Corp., 0.43%, due 11/18/13 (2)	5,014,498
11,105,000	Federal Home Loan Mortgage Corp., 0.5%, due 09/14/15	11,109,788
8,090,000	Federal National Mortgage Association, 0.36%, due 06/23/14 (2)(3)	8,106,886
5,045,000	Federal National Mortgage Association, 0.5%, due 10/22/15	5,053,850
10,115,000	Federal National Mortgage Association, 0.5%, due 11/06/15 (3)	10,116,665

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$10,890,000	Federal National Mortgage Association, 0.5%, due 01/29/16 (3)	$10,897,503
10,035,000	Federal National Mortgage Association, 0.625%, due 02/22/16 (3)	10,038,139
8,205,000	Federal National Mortgage Association, 0.65%, due 03/28/16	8,214,452

	Total U.S. Government Agency Obligations (Cost: $75,509,970)	75,594,749

	U.S. Treasury Securities (20.6%)
6,090,000	U.S. Treasury Bond, 2.75%, due 08/15/42	5,913,962
10,562,619	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/16 (6)	11,065,167
37,804,821	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/17 (6)	40,250,339
13,595,243	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/18 (6)	14,648,895
27,027,190	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (6)	27,994,250
26,036,133	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (6)	26,556,855
7,474,963	U.S. Treasury Inflation Indexed Note, 1.875%, due 07/15/13 (6)	7,514,087
4,333,683	U.S. Treasury Inflation Indexed Note, 2%, due 01/15/14 (6)	4,419,343
6,772,370	U.S. Treasury Inflation Indexed Note, 2%, due 07/15/14 (6)	7,062,844
3,139,893	U.S. Treasury Inflation Indexed Note, 2%, due 01/15/16 (6)	3,445,787
8,000,000	U.S. Treasury Note, 0.375%, due 01/15/16	8,018,128
19,070,000	U.S. Treasury Note, 0.75%, due 08/15/13	19,107,987
39,255,000	U.S. Treasury Note, 0.75%, due 10/31/17	39,545,118
4,090,000	U.S. Treasury Note, 0.75%, due 12/31/17	4,115,499
26,780,000	U.S. Treasury Note, 0.75%, due 03/31/18	26,897,162

	Total U.S. Treasury Securities (Cost: $246,425,361)	246,555,423

	Total Fixed Income Securities (Cost: $1,187,482,942) (102.7%)	1,227,084,251

Number of Shares	Money Market Investments
11,136,000	BlackRock Liquidity Funds TempFund Portfolio, 0.08% (7)	11,136,000
11,378,000	DWS Money Market Series — Institutional Shares, 0.1% (7)	11,378,000

	Total Money Market Investments (Cost: $22,514,000) (1.9%)	22,514,000

Principal Amount	Short-Term Investments
	Commercial Paper (1.5%)
	Banks
$7,645,000	RBS Holding USA, Inc. (United Kingdom), (144A), 0.355%, due 08/20/13 (1)(8)	7,638,007
10,400,000	UBS Finance Delaware LLC (Switzerland), 0.233%, due 06/21/13 (8)	10,396,611

	Total Commercial Paper (Cost: $18,033,361)	18,034,618

	Discount Notes (3.8%)
40,000,000	Federal Home Loan Bank Discount Note, 0.065%, due 07/19/13 (8)	39,996,480
5,500,000	Federal Home Loan Bank Discount Note, 0.11%, due 07/17/13 (8)	5,499,527

	Total Discount Notes (Cost: $45,493,001)	45,496,007

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2013

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (1.7%)
$20,000,000	JPMorgan Chase Bank N.A., 0.15%, due 05/01/13 (collateralized by $20,405,000 Federal Home Loan Discount Note, 0.02%, due 06/21/13, valued at $20,404,184) (Total Amount to be Received Upon Repurchase $20,000,083)	$20,000,000
451,161	State Street Bank & Trust Company, 0.01%, due 05/01/13 (collateralized by $455,000, Federal National Mortgage Association, 2.14%, due 11/07/22 valued at $460,214) (Total Amount to be Received Upon Repurchase $451,161)	451,161

	Total Repurchase Agreement (Cost: $20,451,161)	20,451,161

	Total Short-Term Investments (Cost: $83,977,523) (7.0%)	83,981,786

	Total Investments (Cost: $1,293,974,465) (111.6%)	1,333,580,037
	Liabilities in Excess of Other Assets (-11.6%)	(138,412,437)

	Net Assets (100.0%)	$1,195,167,600

Notes to the Schedule of Investments:

ACES -	Alternative Credit Enhancement Securities.
EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
REIT -	Real Estate Investment Trust.
TAC -	Target Amortization Class.
TBA -	To be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $103,590,998 or 8.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2013.
(3)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(6)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.
(7)	Rate disclosed, the 7-day net yield, is as of April 30, 2013.
(8)	Rate shown represents yield-to-maturity.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Agriculture	0.0	%*
Airlines	0.8
Asset-Backed Securities	4.5
Auto Manufacturers	0.3
Banks	5.2
Beverages	0.6
Chemicals	0.0	*
Commercial Mortgage-Backed Securities — Agency	4.6
Commercial Mortgage-Backed Securities — Non-Agency	6.7
Commercial Services	0.2
Diversified Financial Services	1.9
Electric	1.9
Energy-Alternate Sources	0.2
Engineering & Construction	0.2
Environmental Control	0.0	*
Food	0.0	*
Foreign Government Bonds	0.1
Gas	0.3
Healthcare-Products	0.0	*
Healthcare-Services	1.4
Insurance	1.4
Iron & Steel	0.0	*
Media	0.2
Mining	0.2
Miscellaneous Manufacturers	0.2
Municipal Bonds	1.9
Oil & Gas	0.6
Pharmaceuticals	0.3
Pipelines	2.2
REIT	3.2
Real Estate	0.5
Residential Mortgage-Backed Securities — Agency	27.3
Residential Mortgage-Backed Securities — Non-Agency	8.0
Telecommunications	0.9
U.S. Government Agency Obligations	6.3
U.S. Treasury Securities	20.6
Money Market Investments	1.9
Short-Term Investments	7.0

Total	111.6%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	April 30, 2013

Principal Amount		Fixed Income Securities	Value
		Argentina (1.9% of Net Assets)
	$61,000,000	Argentina Boden Bond, 7%, due 10/03/15	$53,054,750
EUR	67,203,040	Argentine Republic Government International Bond, 7.82%, due 12/31/33	51,331,784
	$54,000,000	Argentine Republic Government International Bond, 8.75%, due 06/02/17	42,660,000

		Total Argentina (Cost: $145,687,391)	147,046,534

		Australia (Cost: $40,722,866) (0.5%)
	41,700,000	Consolidated Minerals, Ltd., (144A), 8.875%, due 05/01/16 (1)	40,344,750

		Belize (Cost: $7,965,469) (0.1%)
	14,858,700	Belize Government International Bond, (144A), 5%, due 02/20/38 (1)	10,363,943

		Brazil (13.5%)
	31,000,000	Aralco Finance S.A., (144A), 10.125%, due 05/07/20 (1)	30,809,660
	75,000,000	Banco BTG Pactual S.A., (144A), 4%, due 01/16/20 (1)	72,187,500
	75,000,000	Banco do Brasil S.A., (144A), 6.25%, due 12/31/49 (1)(2)(3)	75,075,000
BRL	104,413,000	Barclays Bank PLC, (Credit Linked Note to National Treasury of the Republic of Brazil, Series F, 10%, due 01/01/18), 10%, due 08/29/13	54,050,525
	$69,000,000	Brazil Minas SPE via State of Minas Gerais, (144A), 5.333%, due 02/15/28 (1)	78,384,000
BRL	44,730,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/23	23,113,557
	$92,500,000	Centrais Eletricas Brasileiras S.A., (144A), 5.75%, due 10/27/21 (1)	100,871,250
BRL	99,600,000	Citigroup, Inc., (Credit Linked Note to National Treasury of the Republic of Brazil, 0%, due 01/01/16), (144A), 0%, due 03/06/14 (1)	39,754,030
BRL	47,100,000	Citigroup, Inc., (Credit Linked Note to National Treasury of the Republic of Brazil, Series B, 6%, due 08/15/22), (144A), 0%, due 01/13/14 (1)	62,300,740
BRL	55,400,000	Citigroup, Inc., (Credit Linked Note to National Treasury of the Republic of Brazil, Series F, 10%, due 01/01/23), (144A), 10%, due 11/05/13 (1)	28,341,970
BRL	47,000,000	Citigroup, Inc., (Credit Linked Note to National Treasury of the Republic of Brazil, Series F, 10%, due 01/01/23), 0%, due 04/02/14 (2)	24,044,632
BRL	73,690,000	Deutsche Bank AG, (Credit Linked Note to National Treasury of the Republic of Brazil, Series F, 10%, due 01/01/23), 10%, due 04/22/14	37,698,913
	$53,000,000	Itau Unibanco Holding S.A., (144A), 5.125%, due 05/13/23 (1)	55,053,750
BRL	2,252,300	JPMorgan Chase Bank, NA, (Credit Linked Note to National Treasury of the Republic of Brazil, Series B, 6%, due 08/15/22), (144A), 6%, due 10/25/13 (1)	29,791,922
	$74,500,000	QGOG Constellation S.A., (144A), 6.25%, due 11/09/19 (1)	78,597,500
	73,600,000	Samarco Mineracao S.A., (144A), 4.125%, due 11/01/22 (1)	72,680,000
	73,109,333	Schahin II Finance Co. SPV, Ltd., (144A), 5.875%, due 09/25/23 (1)	76,655,136
	43,500,000	Tonon Bioenergia S.A., (144A), 9.25%, due 01/24/20 (1)	45,348,750
	36,725,000	Virgolino de Oliveira Finance, Ltd., (144A), 11.75%, due 02/09/22 (1)	38,561,250
	34,667,000	Virgolino de Oliveira Finance, Ltd. (Brazil), (144A), 10.5%, due 01/28/18 (1)	36,140,348

		Total Brazil (Cost: $1,051,010,979)	1,059,460,433

		Chile (2.7%)
	53,000,000	Automotores Gildemeister S.A., (144A), 8.25%, due 05/24/21 (1)	57,505,000
	58,000,000	CorpGroup Banking S.A., (144A), 6.75%, due 03/15/23 (1)	61,625,000
	38,500,000	GeoPark Latin America, Ltd. Agencia en Chile, (144A), 7.5%, due 02/11/20 (1)	39,751,250

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount		Fixed Income Securities	Value
		Chile (Continued)
	$51,000,000	Tanner Servicios Financieros S.A., (144A), 4.375%, due 03/13/18 (1)	$51,892,500

		Total Chile (Cost: $202,478,568)	210,773,750

		China (2.7%)
	53,400,000	Country Garden Holdings Co., Ltd., (144A), 11.125%, due 02/23/18 (1)	61,410,000
	35,000,000	Future Land Development Holdings, Ltd., (144A), 10.25%, due 01/31/18 (1)	35,087,500
	35,600,000	Kaisa Group Holdings, Ltd., (144A), 8.875%, due 03/19/18 (1)	38,359,000
	49,350,000	MIE Holdings Corp., (144A), 9.75%, due 05/12/16 (1)	53,544,750
	26,678,000	Pacnet, Ltd., (144A), 9.25%, due 11/09/15 (1)	28,046,581

		Total China (Cost: $202,780,007)	216,447,831

		Colombia (3.5%)
	58,000,000	Banco Davivienda S.A., (144A), 5.875%, due 07/09/22 (1)	61,407,500
	72,500,000	Bancolombia S.A., 5.125%, due 09/11/22	74,493,750
	69,500,000	Grupo Aval, Ltd., (144A), 4.75%, due 09/26/22 (1)	70,299,250
	64,650,000	Pacific Rubiales Energy Corp., (144A), 5.125%, due 03/28/23 (1)	66,912,750

		Total Colombia (Cost: $265,582,123)	273,113,250

		Costa Rica (1.2%)
	20,000,000	Costa Rica Government International Bond, (144A), 4.375%, due 04/30/25 (1)	20,140,000
	52,000,000	Costa Rica Government International Bond, (144A), 5.625%, due 04/30/43 (1)	53,456,000
	20,000,000	Instituto Costarricense de Electricidad, (144A), 6.95%, due 11/10/21 (1)	22,850,000

		Total Costa Rica (Cost: $93,605,454)	96,446,000

		Cote d’Ivoire (Cost: $50,721,451) (0.7%)
	54,516,000	Ivory Coast Government Bond, (Reg. S), 5.75%, due 12/31/32 (4)	52,199,070

		Croatia (1.5%)
	41,000,000	Agrokor DD, (144A), 8.875%, due 02/01/20 (1)	45,920,000
	68,000,000	Hrvatska Elektroprivreda, (144A), 6%, due 11/09/17 (1)	72,420,000

		Total Croatia (Cost: $112,660,748)	118,340,000

		Cyprus (0.6%)
EUR	19,950,000	Cyprus Government International Bond, 3.75%, due 11/01/15	20,821,481
EUR	21,800,000	Cyprus Government International Bond, 4.375%, due 07/15/14	25,120,830

		Total Cyprus (Cost: $47,976,539)	45,942,311

		El Salvador (1.0%)
	$28,000,000	El Salvador Government International Bond, (144A), 5.875%, due 01/30/25 (1)	29,400,000
	48,250,000	MMG S.A. (AES El Salvador Trust II), (144A), 6.75%, due 03/28/23 (1)	49,697,500

		Total El Salvador (Cost: $75,827,428)	79,097,500

		Georgia (Cost: $60,343,605) (0.8%)
	53,300,000	Georgian Railway JSC, (Reg. S), 7.75%, due 07/11/22 (4)	61,961,250

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

April 30, 2013

Principal Amount		Fixed Income Securities	Value
		Guatemala (Cost: $70,545,714) (0.9%)
	$70,000,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (1)	$70,350,000

		Hungary (1.8%)
	41,000,000	Hungary Government International Bond, 4.125%, due 02/19/18	41,410,000
	41,000,000	Hungary Government International Bond, 5.375%, due 02/21/23	42,435,000
	55,000,000	Magyar Export-Import Bank RT, (144A), 5.5%, due 02/12/18 (1)	56,925,000

		Total Hungary (Cost: $136,767,474)	140,770,000

		India (4.0%)
	56,000,000	ICICI Bank, Ltd., (Reg. S), 6.375%, due 04/30/22 (2)(4)	57,820,000
INR	6,120,000,000	India Government Bond, 8.07%, due 07/03/17	115,784,379
INR	3,100,000,000	India Government Bond, 8.79%, due 11/08/21	61,116,752
INR	490,000,000	Power Grid Corp. of India, Ltd., 8.84%, due 10/21/19	9,202,778
	$62,700,000	Vedanta Resources PLC, (144A), 8.25%, due 06/07/21 (1)	68,343,000

		Total India (Cost: $300,661,565)	312,266,909

		Indonesia (1.8%)
	60,837,000	Bumi Investment Pte, Ltd., (Reg. S), 10.75%, due 10/06/17 (4)	49,430,063
	52,000,000	Perusahaan Listrik Negara PT, (144A), 5.25%, due 10/24/42 (1)	51,740,000
	35,000,000	Perusahaan Penerbit SBSN, (144A), 3.3%, due 11/21/22 (1)	35,000,000
	10,000,000	PT Bumi Resources Tbk, Term Loan, 24.76%, due 08/07/13 (5)(6)	9,500,000

		Total Indonesia (Cost: $160,971,739)	145,670,063

		Iraq (Cost: $87,389,772) (1.1%)
	93,750,000	Republic of Iraq, (Reg. S), 5.8%, due 01/15/28 (4)	85,546,875

		Kazakhstan (Cost: $79,434,420) (1.0%)
	80,000,000	KazMunayGas National Co. JSC, (144A), 5.75%, due 04/30/43 (1)	81,400,000

		Lebanon (1.0%)
	37,500,000	Lebanon Government International Bond, (Reg. S), 6.75%, due 11/29/27 (4)	37,687,500
	33,000,000	Lebanon Government International Bond, (Reg. S), 8.25%, due 04/12/21 (4)	38,115,000

		Total Lebanon (Cost: $78,338,730)	75,802,500

		Mexico (9.6%)
	16,553,750	Bank of New York Mellon S.A. Institucion de Banca Multiple, (144A), 9.625%, due 05/02/21 (1)	10,594,400
	60,000,000	BBVA Bancomer S.A. Texas, (144A), 6.75%, due 09/30/22 (1)	69,150,000
	57,500,000	Cemex Espana Luxembourg, (144A), 9.875%, due 04/30/19 (1)	65,981,250
	54,000,000	Cemex Finance LLC, (144A), 9.375%, due 10/12/22 (1)	62,370,000
	73,000,000	Corporacion GEO S.A. de C.V., (144A), 8.875%, due 03/27/22 (1)	33,580,000
	2,027,161	Hipotecaria Su Casita S.A. de C.V., (144A), 7.5%, due 06/29/18 (1)(7)	162,173
MXN	414,533,000	Mexican BONOS Government Bond, 5%, due 06/15/17 (8)	35,264,307
MXN	2,041,336,100	Mexican BONOS Government Bond, 6.5%, due 06/09/22 (8)	193,708,629
MXN	430,974,455	Mexican Udibonos, 5%, due 06/16/16	39,990,935
	$52,000,000	Mexichem S.A.B. de C.V., (144A), 6.75%, due 09/19/42 (1)	59,867,600
	70,000,000	Mexico Generadora de Energia S. de R.L., (144A), 5.5%, due 12/06/32 (1)	75,775,000

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount		Fixed Income Securities	Value
		Mexico (Continued)
	$33,000,000	Servicios Corporativos Javer SAPI. de C.V., (144A), 9.875%, due 04/06/21 (1)	$29,370,000
	73,500,000	Tenedora Nemak S.A. de C.V., (144A), 5.5%, due 02/28/23 (1)	76,348,125

		Total Mexico (Cost: $749,707,372)	752,162,419

		Panama (Cost: $10,396,876) (0.1%)
	10,500,000	Global Bank Corp., (144A), 4.75%, due 10/05/17 (1)	10,710,000

		Paraguay (Cost: $44,933,218) (0.6%)
	45,000,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (1)	49,893,750

		Peru (1.8%)
	35,765,000	Inkia Energy, Ltd., (Reg. S), 8.375%, due 04/04/21 (4)	40,503,862
	29,500,000	Pesquera Exalmar S.A.A., (144A), 7.375%, due 01/31/20 (1)	29,308,250
	72,000,000	Scotiabank Peru S.A., (144A), 4.5%, due 12/13/27 (1)(2)	71,460,000

		Total Peru (Cost: $138,087,525)	141,272,112

		Portugal (0.5%)
EUR	15,000,000	Portugal Obrigacoes do Tesouro OT, 3.85%, due 04/15/21	17,755,126
EUR	20,000,000	Portugal Obrigacoes do Tesouro OT, 4.1%, due 04/15/37	19,833,274

		Total Portugal (Cost: $34,398,497)	37,588,400

		Russia (16.2%)
	$45,000,000	Alfa Bank OJSC via Alfa Bond Issuance PLC, (144A), 7.5%, due 09/26/19 (1)	48,496,500
	48,000,000	Alfa Bank OJSC via Alfa Bond Issuance PLC, (144A), 7.75%, due 04/28/21 (1)	54,369,600
	68,000,000	Credit Bank of Moscow via CBOM Finance PLC, (144A), 7.7%, due 02/01/18 (1)	71,060,000
	80,000,000	EDC Finance, Ltd., (144A), 4.875%, due 04/17/20 (1)	80,700,000
	20,000,000	Gazprom OAO via Gaz Capital S.A., (144A), 4.95%, due 07/19/22 (1)	21,110,000
	62,500,000	Gazprombank OJSC via GPB Eurobond Finance PLC, (Reg. S), 7.875%, due 12/31/49 (2)(3)	65,234,375
	61,700,000	Home Credit & Finance Bank OOO via Eurasia Capital S.A., (144A), 9.375%, due 04/24/20 (1)(2)	66,944,500
	78,000,000	Metalloinvest Finance, Ltd., (144A), 5.625%, due 04/17/20 (1)	78,546,000
	63,000,000	Nomos Bank via Nomos Capital PLC, (144A), 10%, due 04/26/19 (1)	67,413,628
	72,000,000	Novatek OAO via Novatek Finance, Ltd., (144A), 4.422%, due 12/13/22 (1)	72,450,000
	77,500,000	Polyus Gold International, Ltd., (144A), 5.625%, due 04/29/20 (1)	79,243,750
RUB	1,501,500,000	Russian Federal Bond - OFZ, 6.8%, due 12/11/19 (8)	49,863,106
RUB	2,312,226,000	Russian Federal Bond - OFZ, 7.35%, due 01/20/16 (8)	77,125,567
RUB	1,387,000,000	Russian Federal Bond - OFZ, 7.6%, due 04/14/21	48,194,767
RUB	1,350,000,000	Russian Federal Bond - OFZ, 8.15%, due 02/03/27 (8)	49,062,528
	$60,000,000	Russian Standard Bank via Russian Standard Finance S.A., (144A), 10.75%, due 04/10/18 (1)	65,700,000
	53,000,000	Sberbank of Russia via SB Capital S.A., (144A), 5.125%, due 10/29/22 (1)	53,694,300
	80,000,000	VimpelCom Holdings B.V., (144A), 5.95%, due 02/13/23 (1)	81,400,000
	69,500,000	VTB Bank OJSC, (144A), 9.5%, due 12/31/49 (1)(2)(3)	76,276,250
	64,600,000	VTB Bank OJSC via VTB Capital S.A., (144A), 6.95%, due 10/17/22 (1)	68,476,000

		Total Russia (Cost: $1,242,542,892)	1,275,360,871

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

April 30, 2013

Principal Amount		Fixed Income Securities	Value
		Serbia (Cost: $12,832,081) (0.1%)
RSD	946,691,176	Unicredit Bank AG, (Credit Linked Note to Serbia Treasury Bond, 10%, due 04/01/14), 10%, due 04/01/14	$11,232,189

		Singapore (Cost: $52,500,000) (0.7%)
	$52,500,000	Global A&T Electronics, Ltd., 10%, due 02/01/19 (1)	57,093,750

		Slovenia (Cost: $94,119,380) (1.2%)
	94,500,000	Slovenia Government International Bond, (144A), 5.5%, due 10/26/22 (1)	93,555,000

		South Africa (4.0%)
	96,950,000	Gold Fields Orogen Holding (BVI), Ltd., (Reg. S), 4.875%, due 10/07/20 (4)	94,526,250
ZAR	904,000,000	South Africa Government Bond, 6.75%, due 03/31/21 (8)	105,430,568
ZAR	537,000,000	South Africa Government Bond, 10.5%, due 12/21/26	79,759,775
	$36,500,000	Transnet SOC, Ltd., (144A), 4%, due 07/26/22 (1)	36,573,000

		Total South Africa (Cost: $316,576,000)	316,289,593

		Tanzania (Cost: $42,058,967) (0.6%)
	42,000,000	Tanzania Government International Bond, (Reg. S), 6.45%, due 03/08/20 (2)(4)	44,310,000

		Turkey (4.1%)
	55,000,000	Akbank TAS, (144A), 5%, due 10/24/22 (1)	58,575,000
	70,000,000	Turkey Government International Bond, 3.25%, due 03/23/23	69,370,000
	50,000,000	Turkey Government International Bond, 4.875%, due 04/16/43	51,562,500
	61,500,000	Turkiye Is Bankasi, (144A), 6%, due 10/24/22 (1)	67,188,750
	76,000,000	Yapi ve Kredi Bankasi A.S., (144A), 5.5%, due 12/06/22 (1)	78,565,000

		Total Turkey (Cost: $313,943,554)	325,261,250

		Ukraine (2.2%)
	68,000,000	Ukraine Government International Bond, (144A), 7.8%, due 11/28/22 (1)	67,738,200
	77,000,000	Ukraine Government International Bond, (Reg. S), 6.25%, due 06/17/16 (4)	75,267,500
	29,000,000	Ukraine Government International Bond, (Reg. S), 7.95%, due 06/04/14 (4)	29,543,750

		Total Ukraine (Cost: $173,684,293)	172,549,450

		United Arab Emirates (Cost: $52,821,848) (0.8%)
	54,000,000	DP World, Ltd., (Reg. S), 6.85%, due 07/02/37 (4)	64,867,500

		Uruguay (Cost: $29,952,843)(0.4%)
UYU	449,236,625	Uruguay Government International Bond, 4.375%, due 12/15/28	30,532,508

		Venezuela (4.6%)
	$184,000,000	Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 11/02/17 (4)	178,020,000
	90,000,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (4)	84,600,000
	107,000,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (4)	96,460,500

		Total Venezuela (Cost: $336,172,961)	359,080,500

		Total Fixed Income Securities (Cost: $6,916,200,349) (89.8%)	7,065,102,261

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares		Equity Securities	Value
		Mexico (0.0%)
	240,079	Hipotecaria Su Casita S.A. de C.V., SOFOM E.N.R.	$—

		Total Equity Securities (Cost: $0) (0%)	—

Principal Amount		Short-Term Investments
		Foreign Government Bonds
		Nigeria (2.5%)
NGN	2,754,517,000	Nigeria Treasury Bill, 0%, due 09/26/13	16,598,754
NGN	2,922,000,000	Nigeria Treasury Bill, 0%, due 10/24/13	17,460,429
NGN	3,481,875,000	Nigeria Treasury Bill, 0%, due 11/21/13	20,685,643
NGN	6,347,053,000	Nigeria Treasury Bill, 0%, due 01/23/13	37,127,046
NGN	9,060,481,000	Nigeria Treasury Bill, 0%, due 03/06/14	52,262,919
NGN	5,519,500,000	Nigeria Treasury Bill, 0%, due 04/10/14	31,378,358
NGN	3,294,470,000	Nigeria Treasury Bill, 0%, due 04/24/14	18,650,245

		Total Foreign Government Bonds (Cost: $194,841,239)	194,163,394

		Repurchase Agreement (Cost: $467,408,113) (6.0%)
	$467,408,113	State Street Bank & Trust Company, 0.01%, due 05/01/13 (collateralized by $100,000,000 Federal National Mortgage Corp., 2.07%, due 11/07/22, valued at $99,805,800; $217,880,000 Federal National Mortgage Corp., 2%, due 01/30/23, valued at $216,241,542; $78,940,000 Federal National Mortgage Association, 2.14%, due 11/07/22, valued at $79,844,652; $13,520,000 Federal National Mortgage Association, 2.12%, due 11/07/22, valued at $13,666,800; $66,470,000 Federal National Mortgage Association, 2.11%, due 11/07/22, valued at $67,202,499) (Total Amount to be Received Upon Repurchase $467,408,243)	467,408,113

		Total Short-Term Investments (Cost: $662,249,352) (8.5%)	661,571,507

		Total Investments (Cost: $7,578,449,701) (98.3%)	7,726,673,768
		Excess of Other Assets over Liabilities (1.7%)	135,867,575

		Total Net Assets (100.0%)	$7,862,541,343

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

April 30, 2013

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized (Depreciation)
SELL (9)
Bank of America	EUR	57,549,546	06/19/13	$75,000,000	$75,814,705	$(814,705)
Bank of America	EUR	76,611,820	10/10/13	100,000,000	101,016,943	(1,016,943)
JPMorgan Chase Bank	EUR	38,352,382	10/09/13	50,000,000	50,569,333	(569,333)
Bank of America	HUF	5,900,00,000	03/10/14	25,000,000	25,381,029	(381,029)

				$250,000,000	$252,782,010	$(2,782,010)

Credit Default Swaps — Buy Protection
Notional Amount (10)	Implied Credit Spread (11)	Expiration Date	Counterparty	Fixed Deal Pay Rate	Reference Entity	Unrealized (Depreciation)	Premium Paid	Value (12)
$30,000,000	0.42%	03/20/17	Bank of America	1.0%	Kingdom of Saudi Arabia	$(1,217,660)	$539,150	$(678,510)
$25,000,000	0.47%	03/20/17	Bank of America	1.0%	State of Qatar	(1,003,834)	485,479	(518,355)
$25,000,000	0.47%	03/20/17	Bank of America	1.0%	State of Qatar	(967,646)	449,291	(518,355)
$20,000,000	0.43%	03/20/17	JPMorgan Chase Bank	1.0%	Abu Dhabi Government	(770,726)	330,010	(440,716)
$30,000,000	0.43%	03/20/17	JPMorgan Chase Bank	1.0%	Abu Dhabi Government	(1,156,597)	495,523	(661,074)
$20,000,000	0.42%	03/20/17	JPMorgan Chase Bank	1.0%	Kingdom of Saudi Arabia	(782,688)	330,348	(452,340)

						$(5,899,151)	$2,629,801	$(3,269,350)

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

BRL -	Brazilian Real.
EUR -	Euro Currency.
HUF -	Hungarian Forint.
INR -	Indian Rupee.
MXN -	Mexican Peso.
NGN -	Nigeria Naira.
RSD -	Serbian Dinar.
RUB -	Russian Ruble.
UYU -	Uruguayan Peso.
ZAR -	South African Rand.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $4,344,483,856 or 55.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2013.
(3)	Perpetual Maturity.
(4)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2013, the value of these securities amounted to $1,090,859,120 or 13.9% of net assets.
(5)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(6)	Rate stated is the effective yield.
(7)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(8)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2)
(9)	Funds sell foreign currency, buys U.S. dollar.
(10)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(11)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(12)	The value of a credit default swap agreements serves as an indicator of the current status of the payments/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

As of April 30, 2013, for the above contracts and/or agreements, the Fund had sufficient assets to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	April 30, 2013

Industry	Percentage of Net Assets
Auto Manufacturers	0.7%
Banks	20.4
Building Materials	2.0
Chemicals	0.8
Coal	0.6
Commercial Services	1.5
Diversified Financial Services	3.6
Electric	7.2
Energy-Alternate Sources	0.5
Food	2.9
Foreign Government Bonds	27.5
Holding Companies - Diversified	1.0
Home Builders	0.4
Internet	0.3
Iron & Steel	1.9
Mining	3.7
Municipal Bonds	1.0
Oil & Gas	8.8
Oil & Gas Services	1.0
Real Estate	1.7
Telecommunications	1.0
Transportation	1.3
Short-Term Investments	8.5

Total	98.3%

See accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)

Principal Amount		Fixed Income Securities	Value
		Argentina (Cost: $4,470,000) (0.9% of Net Assets)
	$5,000,000	Argentina Boden Bond, 7%, due 10/03/15	$4,348,750

		Brazil (12.1%)
	5,000,000	Banco do Brasil S.A., (144A), 6.25%, due 12/29/49 (1)(2)	5,005,000
BRL	19,197,000	Barclays Bank PLC, (Credit Linked Note to National Treasury of the Republic of Brazil, Series F, 10%, due 08/29/13), 10%, due 01/01/18	9,937,536
BRL	20,000,000	Citigroup, Inc., (Credit Linked Note to National Treasury of the Republic of Brazil, 0%, due 01/01/16), (144A), 0%, due 03/06/14 (1)	7,982,737
BRL	11,500,000	Citigroup, Inc., (Credit Linked Note to National Treasury of the Republic of Brazil, Series F, 10%, due 01/01/23), (144A), 0%, due 01/13/14 (1)(2)	5,883,261
BRL	20,000,000	Citigroup, Inc., (Credit Linked Note to National Treasury of the Republic of Brazil, Series F, 10%, due 01/01/23), 0%, due 04/02/14 (1)(2)	10,231,758
BRL	18,400,000	Deutsche Bank AG (Credit Linked Note to National Treasury of the Republic of Brazil, Series F, 10%, due 01/01/23), 10%, due 04/22/14	9,413,218
BRL	470,000	JPMorgan Chase Bank, NA, (Credit Linked Note to National Treasury of the Republic of Brazil, Series B, 6%, due 08/15/22), (144A), 6%, due 10/25/13 (1)	6,216,847
BRL	11,676,000	JPMorgan Chase Bank, NA, (Credit Linked Note to National Treasury of the Republic of Brazil, Series F, 10%, due 01/01/23), 10%, due 10/04/13	5,973,300

		Total Brazil (Cost: $61,087,425)	60,643,657

		Chile (3.1%)
CLP	5,000,000,000	Banco Santander Chile, (Reg. S), 6.5%, due 09/22/20 (3)	10,723,007
CLP	2,250,000,000	Chile Government International Bond, (Reg. S), 6%, due 01/01/18 (3)	5,040,492

		Total Chile (Cost: $15,499,550)	15,763,499

		China (Cost: $12,671,162) (2.6%)
CNY	79,520,000	Evergrande Real Estate Group Ltd., (Reg. S), 7.5%, due 01/19/14 (3)	13,060,517

		Colombia (Cost: $5,023,869) (1.0%)
COP	8,882,000,000	Empresa de Telecomunicaciones de Bogota, (144A), 7%, due 01/17/23 (1)	5,178,573

		Cyprus (1.1%)
EUR	2,000,000	Cyprus Government International Bond, 4.375%, due 07/15/14	2,304,663
EUR	3,000,000	Cyprus Government International Bond, 3.75%, due 11/01/15	3,131,050

		Total Cyprus (Cost: $5,819,962)	5,435,713

		Hungary (2.2%)
HUF	1,600,000,000	Hungary Government Bond, 5.5%, due 02/12/14	7,108,921
HUF	800,000,000	Hungary Government Bond, 6.75%, due 11/24/17	3,786,930

		Total Hungary (Cost: $11,100,820)	10,895,851

		India (3.2%)
INR	350,000,000	India Government Bond, 8.07%, due 07/03/17	6,621,656
INR	140,000,000	India Government Bond, 8.79%, due 11/08/21	2,760,111
INR	50,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/17	967,115
INR	125,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/18	2,442,138

See accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

April 30, 2013

Principal Amount		Fixed Income Securities	Value
		India (Continued)
INR	175,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/19	$3,424,971

		Total India (Cost: $16,949,514)	16,215,991

		Indonesia (4.0%)
IDR	84,050,000,000	Indonesia Treasury Bond, 5.25%, due 05/15/18	8,775,088
IDR	71,200,000,000	Indonesia Treasury Bond, 5.625%, due 05/15/23	7,399,776
IDR	34,000,000,000	Indonesia Treasury Bond, 7%, due 05/15/22	3,880,393

		Total Indonesia (Cost: $20,425,482)	20,055,257

		Mexico (11.4%)
MXN	50,000,000	America Movil S.A.B. de C.V., 6.45%, due 12/05/22	4,424,985
MXN	45,217,005	Mexican BONOS Government Bond, 4.5%, due 12/18/14	3,945,528
MXN	129,163,100	Mexican BONOS Government Bond, 5%, due 06/15/17 (4)	10,987,900
MXN	310,015,100	Mexican BONOS Government Bond, 6.5%, due 06/09/22 (4)	29,418,281
MXN	71,940,000	Mexican BONOS Government Bond, 7.75%, due 11/13/42	8,068,907

		Total Mexico (Cost: $52,147,696)	56,845,601

		Peru (1.7%)
PEN	9,300,000	Peruvian Government International Bond, (Reg. S), 5.2%, due 09/12/23 (3)	3,827,321
PEN	9,950,000	Peruvian Government International Bond, (Reg. S), 6.95%, due 08/12/31 (3)	4,708,613

		Total Peru (Cost: $8,792,688)	8,535,934

		Philippines (Cost: $2,925,292) (0.6%)
PHP	112,000,000	Philippine Government Bond, 3.9%, due 11/26/22	2,925,170

		Poland (5.7%)
PLN	23,430,000	Poland Government Bond, 5%, due 04/25/16	7,908,000
PLN	25,700,000	Poland Government Bond, 5.25%, due 10/25/17 (4)	8,994,614
PLN	30,900,000	Poland Government Bond, 5.75%, due 10/25/21	11,656,503

		Total Poland (Cost: $27,865,874)	28,559,117

		Romania (2.0%)
RON	16,600,000	Romania Government Bond, 5.75%, due 01/27/16	5,159,849
RON	16,000,000	Romania Government Bond, 5.85%, due 04/26/23	5,078,239

		Total Romania (Cost: $10,115,859)	10,238,088

		Russia (10.4%)
RUB	282,500,000	Russian Federal Bond - OFZ, 6.8%, due 12/11/19	9,381,503
RUB	520,000,000	Russian Federal Bond - OFZ, 7.35%, due 01/20/16 (4)	17,344,886
RUB	410,000,000	Russian Federal Bond - OFZ, 7.6%, due 04/14/21	14,246,470
RUB	300,000,000	Russian Federal Bond - OFZ, 8.15%, due 02/03/27	10,902,784

		Total Russia (Cost: $52,576,274)	51,875,643

		South Africa (8.2%)
ZAR	92,500,000	South Africa Government Bond, 6.75%, due 03/31/21	10,787,973
ZAR	46,000,000	South Africa Government Bond, 7%, due 02/28/31	4,972,982

See accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount		Fixed Income Securities	Value
		South Africa (Continued)
ZAR	76,800,000	South Africa Government Bond, 8%, due 12/21/18 (4)	$9,459,747
ZAR	107,960,000	South Africa Government Bond, 10.5%, due 12/21/26 (4)	16,035,131

		Total South Africa (Cost: $41,280,222)	41,255,833

		Thailand (5.4%)
THB	337,000,000	Thailand Government Bond, 3.25%, due 06/16/17	11,637,351
THB	157,300,000	Thailand Government Bond, 3.65%, due 12/17/21 (4)	5,483,719
THB	290,142,900	Thailand Government Bond, 1.2%, due 07/14/21	10,131,226

		Total Thailand (Cost: $27,113,601)	27,252,296

		Turkey (8.4%)
TRY	17,579,778	Turkey Government Bond, 3%, due 01/06/21	11,335,782
TRY	10,910,058	Turkey Government Bond, 4%, due 04/29/15	6,572,507
TRY	5,700,000	Turkey Government Bond, 6.3%, due 02/14/18	3,247,832
TRY	5,156,492	Turkey Government Bond, 7%, due 10/01/14	3,142,361
TRY	11,500,000	Turkey Government Bond, 7.5%, due 09/24/14	6,613,583
TRY	17,500,000	Turkey Government Bond, 9%, due 03/08/17	10,893,878

		Total Turkey (Cost: $41,570,200)	41,805,943

		Uruguay (4.2%)
UYU	108,073,131	Uruguay Government International Bond, 4.25%, due 04/05/27	7,134,074
UYU	205,525,756	Uruguay Government International Bond, 4.375%, due 12/15/28	13,968,623

		Total Uruguay (Cost: $19,910,536) (4.2%)	21,102,697

		Venezuela (2.5%)
	$6,000,000	Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 11/02/17 (3)	5,805,000
	7,500,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (3)	6,761,250

		Total Venezuela (Cost: $13,173,376)	12,566,250

		Total Fixed Income Securities (Cost: $450,519,402) (90.7%)	454,560,380

		Short-Term Investments
		Foreign Government Bonds
		Nigeria (4.5%)
NGN	1,005,483,000	Nigeria Treasury Bill, 0%, due 09/26/13	6,059,053
NGN	224,000,000	Nigeria Treasury Bill, 0%, due 10/24/13	1,338,513
NGN	90,000,000	Nigeria Treasury Bill, 0%, due 11/21/13	534,685
NGN	702,947,000	Nigeria Treasury Bill, 0%, due 01/23/14	4,111,884
NGN	351,000,000	Nigeria Treasury Bill, 0%, due 02/06/14	2,042,176
NGN	430,000,000	Nigeria Treasury Bill, 0%, due 03/06/14	2,480,338
NGN	788,500,000	Nigeria Treasury Bill, 0%, due 04/10/14	4,482,623
NGN	233,236,000	Nigeria Treasury Bill, 0%, due 04/06/14	1,320,367

		Total Foreign Government Bonds (Cost: $22,447,654) (4.5%)	22,369,639

See accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

April 30, 2013

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $9,335,395) (1.9%)
$9,335,395	State Street Bank & Trust Company, 0.01%, due 05/01/13 (collateralized by $9,415,000 Federal National Mortgage Association, 2.14%, due 11/07/22, valued at $9,522,896) (Total Amount to be Received Upon Repurchase $9,335,398)	$9,335,395

	Total Short-Term Investments (Cost: $31,783,049) (6.4%)	31,705,034

	Total Investments (Cost: $482,302,451) (97.1%)	486,265,414
	Excess of Other Assets over Liabilities (2.9%)	14,327,716

	Total Net Assets (100.0%)	$500,593,130

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (5)
Bank of America	KRW	9,981,000,000	01/29/14	$9,000,000	$8,991,082	$(8,918)
Bank of America	CNY	62,900,000	08/01/13	10,000,000	10,154,364	154,364

				$19,000,000	$19,145,446	$145,446

SELL (6)
Bank of America	EUR	11,509,909	06/19/13	$15,000,000	$15,162,941	$(162,941)
JPMorgan Chase Bank	EUR	19,176,191	10/09/13	25,000,000	25,284,666	(284,666)
Bank of America	EUR	19,183,843	10/10/13	25,000,000	25,294,963	(294,963)
Bank of America	HUF	1,180,000,000	03/10/14	5,000,000	5,076,206	(76,206)

				$70,000,000	$70,818,776	$(818,776)

				$89,000,000	$89,964,222	$(673,330)

Interest Rate Swap Agreements
Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation	Premium Paid	Value
$23,300,000	01/05/15	JPMorgan Chase Bank	Annualized Brazil Interbank Deposit Rate (7.23%)	8.51%	$59,077	$—	$59,077

See accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

BRL -	Brazilian Real.
CLP -	Chilean Peso.
CNY -	Chinese Yuan.
COP -	Colombian Peso.
EUR -	Euro Currency.
HUF -	Hungarian Forint.
IDR -	Indonesian Rupiah.
INR -	Indian Rupee.
KRW -	South Korean Won.
MXN -	Mexican Peso.
NGN -	Nigeria Naira.
PEN -	Peruvian Nouveau Sol.
PHP -	Philippines Peso.
PLN -	Polish Zloty.
RON -	New Romanian Leu.
RUB -	Russian Ruble.
THB -	Thai Baht.
TRY -	New Turkish Lira.
UYU -	Uruguayan Peso.
ZAR -	South African Rand.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $40,498,146 or 8.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2013.
(3)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2013, the value of these securities amounted to $49,926,200 or 10.0% of net assets.
(4)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2)
(5)	Fund buys foreign currency, sells U.S. Dollar.
(6)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	April 30, 2013

Industry	Percentage of Net Assets
Banks	4.2%
Electric	3.2
Foreign Government Bonds	78.3
Oil & Gas	1.4
Real Estate	2.6
Telecommunications	1.0
Short-Term Investments	6.4

Total	97.1%

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (1.5% of Net Assets)
$23,631	Educational Services of America, Inc. (12-2-A), (144A), 0.93%, due 04/25/39 (1)(2)	$23,787
15,000	Goal Capital Funding Trust (06-1-A3), 0.408%, due 11/25/26 (2)	14,706
9,671	Nelnet Student Loan Trust (12-5A-A), (144A), 0.8%, due 10/27/36 (1)(2)	9,681
9,298	Scholar Funding Trust (11-A-A), (144A), 1.176%, due 10/28/43 (1)(2)	9,330

	Total Asset-Backed Securities (Cost: $57,659)	57,504

	Commercial Mortgage-Backed Securities — Non-Agency (9.4%)
17,671	Banc of America Commercial Mortgage Trust (06-5-A2), 5.317%, due 09/10/47	17,750
20,515	Banc of America Merrill Lynch Commercial Mortgage, Inc. (04-3-A5), 5.743%, due 06/10/39 (2)	21,333
25,308	Bear Stearns Commercial Mortgage Securities Trust (04-PWR4-A3), 5.468%, due 06/11/41 (2)	26,247
28,938	Bear Stearns Commercial Mortgage Securities Trust (04-T14-A4), 5.2%, due 01/12/41 (2)	29,551
25,000	Citigroup Commercial Mortgage Trust (04-C1-A4), 5.613%, due 04/15/40 (2)	25,847
26,870	GE Capital Commercial Mortgage Corp. (04-C3-A4), 5.189%, due 07/10/39 (2)	28,036
40,000	JPMorgan Chase Commercial Mortgage Securities Corp. (04-C1-A3), 4.719%, due 01/15/38	40,645
17,644	JPMorgan Chase Commercial Mortgage Securities Corp. (04-CB8-A4), 4.404%, due 01/12/39	18,079
35,834	JPMorgan Chase Commercial Mortgage Securities Corp. (05-CB11-ASB), 5.201%, due 08/12/37 (2)	36,750
15,255	JPMorgan Chase Commercial Mortgage Securities Trust (07-LD12-ASB), 5.833%, due 02/15/51 (2)	16,712
12,944	Morgan Stanley Capital I Trust (03-T11-A4), 5.15%, due 06/13/41	12,930
20,513	Wachovia Bank Commercial Mortgage Trust (04-C12-A3), 5.23%, due 07/15/41 (2)	20,488
25,000	Wachovia Bank Commercial Mortgage Trust (04-C12-A4), 5.478%, due 07/15/41 (2)	25,925
35,000	Wachovia Bank Commercial Mortgage Trust (05-C20-A7), 5.118%, due 07/15/42 (2)	37,887

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $359,644)	358,180

	Residential Mortgage-Backed Securities — Agency (4.5%)
27,965	Federal Home Loan Mortgage Corp. (242-F29), 0.449%, due 11/15/36 (2)	27,919
26,149	Federal National Mortgage Association (01-70-OF), 1.15%, due 10/25/31 (2)	26,569
12,657	Federal National Mortgage Association (04-W2-1A3F), 0.55%, due 02/25/44 (2)	12,604
41,218	Federal National Mortgage Association (05-W3-2AF), 0.42%, due 03/25/45 (2)	40,919
23,437	Federal National Mortgage Association (10-87-GA), 4%, due 02/25/24	24,034
12,898	Federal National Mortgage Association (93-247-FM), 2.199%, due 12/25/23 (2)	13,348
26,371	NCUA Guaranteed Notes (11-R6-1A), 0.58%, due 05/07/20 (2)(3)	26,420

	Total Residential Mortgage-Backed Securities — Agency (Cost: $169,309)	171,813

	Residential Mortgage-Backed Securities — Non-Agency (21.0%)
2,738	Accredited Mortgage Loan Trust (05-4-A2C), 0.41%, due 12/25/35 (2)	2,732
17,232	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	18,828
16,842	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	18,496
10,897	Banc of America Funding Corp. (06-G-2A3), 0.369%, due 07/20/36 (2)	10,773
14,399	Bear Stearns Alt-A Trust (04-13-A1), 0.94%, due 11/25/34 (2)	14,228

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$12,692	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.6%, due 08/25/43 (2)	$12,457
33,388	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30 (2)	37,276
56,358	Centex Home Equity (05-A-AF5), 5.28%, due 01/25/35	59,479
34,330	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/28 (2)	37,474
20,551	Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1), 1.22%, due 11/25/33 (2)	18,322
55,447	Credit-Based Asset Servicing and Securitization LLC (05-CB4-AF3), 5.334%, due 07/25/35 (2)	54,915
19,329	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.2%, due 08/25/34 (2)	19,069
19,843	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.65%, due 10/25/34 (2)	19,504
42,344	HSBC Home Equity Loan Trust USA (05-2-M1), 0.659%, due 01/20/35 (2)	41,847
2,755	HSBC Home Equity Loan Trust USA (07-2-A2F), 5.69%, due 07/20/36	2,750
3,280	HSBC Home Equity Loan Trust USA (07-2-A2V), 0.359%, due 07/20/36 (2)	3,278
82,432	JPMorgan Mortgage Trust (05-A6-7A1), 3.025%, due 08/25/35 (2)(4)	77,248
7,347	Lehman XS Trust (05-6-1A3), 0.46%, due 11/25/35 (2)	7,304
60,778	MASTR Seasoned Securitization Trust (04-1-4A1), 2.816%, due 10/25/32 (2)	62,590
51,048	MASTR Seasoned Securitization Trust (05-1-4A1), 2.46%, due 10/25/32 (2)	51,439
41,321	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	44,029
21,376	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.65%, due 07/25/34 (2)	20,083
37,858	Origen Manufactured Housing (05-A-M1), 5.46%, due 06/15/36 (2)	39,948
3,379	RAAC Series Trust (06-SP2-A2), 0.37%, due 02/25/36 (2)	3,372
21,223	Residential Asset Mortgage Products, Inc. (03-RZ3-A6), 3.9%, due 03/25/33	21,332
49,117	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	49,302
9,705	Residential Asset Mortgage Products, Inc. (05-RS5-AI3), 0.54%, due 05/25/35 (2)	9,568
7,026	Residential Asset Mortgage Products, Inc. (05-RS8-A2), 0.49%, due 10/25/33 (2)	6,971
34,206	Wells Fargo Mortgage-Backed Securities Trust (03-17-2A10), 5.5%, due 01/25/34	37,100

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $732,144)	801,714

	Corporate Bonds (31.8%)
	Airlines (4.7%)
95,790	Continental Airlines, Inc. Pass-Through Certificates, (00-1-A1), 8.048%, due 05/01/22 (EETC)	110,876
72,999	JetBlue Airways Corp. Pass-Through Certificates, (04-2-G1), 0.665%, due 02/15/18 (EETC) (2)	70,262

	Total Airlines (Cost: $169,638)	181,138

	Banks (14.4%)
75,000	Abbey National Treasury Services PLC (United Kingdom), 1.856%, due 04/25/14 (2)	75,429
10,000	Bank of America Corp., 5.625%, due 10/14/16	11,311
80,000	Bank of America N.A., 0.56%, due 06/15/16 (2)	77,853
7,000	Citigroup, Inc., 0.838%, due 08/25/36 (2)	5,545
75,000	Citigroup, Inc., 1.99%, due 05/15/18 (2)	77,966
75,000	Goldman Sachs Group, Inc. (The), 1.296%, due 02/07/14 (2)	75,372
75,000	JPMorgan Chase Bank N.A., 0.61%, due 06/13/16 (2)	74,028
50,000	Lloyds TSB Bank PLC (United Kingdom), 2.625%, due 01/24/14 (2)	50,748

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$100,000	National Australia Bank, Ltd. (Australia), 0.998%, due 04/11/14 (2)	$100,349

	Total Banks (Cost: $540,751)	548,601

	Diversified Financial Services (4.3%)
70,000	American Express Credit Corp., 7.3%, due 08/20/13	71,453
60,000	General Electric Capital Corp., 0.676%, due 05/05/26 (2)	54,590
35,000	Macquarie Group, Ltd., (144A), 7.3%, due 08/01/14 (1)	37,373

	Total Diversified Financial Services (Cost: $152,258)	163,416

	Insurance (3.8%)
70,000	Farmers Insurance Exchange Note, (144A), 6%, due 08/01/14 (1)	73,297
70,000	Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24 (1)(2)	71,400

	Total Insurance (Cost: $139,252)	144,697

	REIT (3.6%)
35,000	HCP, Inc., 3.75%, due 02/01/19	37,985
70,000	Health Care REIT, Inc., 6.2%, due 06/01/16	80,119
20,000	Kimco Realty Corp., 4.82%, due 06/01/14	20,881

	Total REIT (Cost: $132,337)	138,985

	Telecommunications (Cost: $40,000) (1.0%)
40,000	iPCS, Inc., 2.424%, due 05/01/13 (2)	40,000

	Total Corporate Bonds (Cost: $1,174,236)	1,216,837

	Municipal Bond (Cost: $75,235) (2.1%)
75,000	State of Illinois, General Obligation, 4.511%, due 03/01/15	78,999

	Total Fixed Income Securities (Cost: $2,568,227) (70.3%)	2,685,047

Number of Shares	Money Market Investments (1.5%)
9,000	BlackRock Liquidity Funds TempFund Portfolio, 0.08% (5)	9,000
35,000	DWS Money Market Series — Institutional Shares, 0.1% (5)	35,000
14,500	JPMorgan Prime Money Market Fund — Institutional Class, 0.05% (5)	14,500

	Total Money Market Investments (Cost: $58,500)	58,500

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $21,527) (0.6%)
$21,527	State Street Bank & Trust Company, 0.01%, due 05/01/13 (collateralized by $25,000 Federal Home Loan Mortgage Corp., 2%, due 01/30/23, valued at $24,812) (Total Amount to be Received Upon Repurchase $21,527)	21,527

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2013

Principal Amount	Short-Term Investments	Value
	Time Deposit (Cost: $3,560) (0.1%)
$3,560	State Street Euro Dollar Time Deposit, Inc., 0.01%, due 05/01/13 (3)	$3,560

	Discount Notes (19.3%)
65,000	Federal Home Loan Mortgage Corp. Discount Note, 0.1%, due 06/05/13 (6)	64,992
35,000	Federal Home Loan Mortgage Corp. Discount Note, 0.11%, due 06/10/13 (6)	34,996
97,000	Federal Home Loan Mortgage Corp. Discount Note, 0.12%, due 07/15/13 (3)(6)	96,992
15,000	Federal Home Loan Mortgage Corp. Discount Note, 0.125%, due 05/13/13 (6)	14,999
140,000	Federal Home Loan Mortgage Corp. Discount Note, 0.13%, due 06/11/13 (6)	139,979
75,000	Federal National Mortgage Association Discount Note, 0.07%, due 08/01/13 (3)(6)	74,988
92,000	Federal National Mortgage Association Discount Note, 0.08%, due 07/10/13 (3)(6)	91,993
80,000	Federal National Mortgage Association Discount Note, 0.085%, due 08/07/13 (3)(6)	79,987
25,000	Federal National Mortgage Association Discount Note, 0.1%, due 05/22/13 (6)	24,999
45,000	Federal National Mortgage Association Discount Note, 0.12%, due 05/08/13 (6)	44,999
70,000	Federal National Mortgage Association Discount Note, 0.12%, due 07/03/13 (6)	69,995

	Total Discount Notes (Cost: $738,879)	738,919

	Total Short-Term Investments (Cost: $763,966) (20.0%)	764,006

	Total Investments (Cost: $3,390,693) (91.8%)	3,507,553
	Excess of Other Assets over Liabilities (8.2%)	313,940

	Net Assets (100.0%)	$3,821,493

Total Return Swaps (3)
Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation	Premium Paid	Value
$1,492,807	05/21/13	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills	Credit Suisse Custom 24 Total Return Index	$23,883	$—	$23,883
2,263,653	05/21/13	Citigroup Global Markets, Inc.	3-Month U.S. Treasury Bills	Citi Custom CIVICS H Index	36,432	—	36,432

					$60,315	$—	$60,315

Notes to the Schedule of Investments:

EETC -	Enhanced Equipment Trust Certificate.
REIT -	Real Estate Investment Trust.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $224,868 or 5.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2013.
(3)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(4)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(5)	Rate disclosed, the 7-day net yield, is as of April 30, 2013.
(6)	Rate shown represents yield-to-maturity.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Airlines	4.7%
Asset-Backed Securities	1.5
Banks	14.4
Commercial Mortgage-Backed Securities — Non-Agency	9.4
Diversified Financial Services	4.3
Insurance	3.8
Municipal Bond	2.1
REIT	3.6
Residential Mortgage-Backed Securities — Agency	4.5
Residential Mortgage-Backed Securities — Non-Agency	21.0
Telecommunications	1.0
Money Market Investments	1.5
Short-Term Investments	20.0

Total	91.8%

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	April 30, 2013

Principal Amount		Fixed Income Securities	Value
		Corporate Bonds (28.6%)

		Airlines (0.8% of Net Assets)
	$91,221	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24 (EETC)	$101,940
	95,000	JetBlue Airways Corp. Pass-Through Certificates, (04-1-G2), 0.7%, due 09/15/15 (EETC) (1)	92,912

		Total Airlines	194,852

		Auto Manufacturers (0.6%)
	125,000	Automotores Gildemeister S.A. (Chile), (144A), 8.25%, due 05/24/21 (2)	135,625

		Banks (12.6%)
	100,000	Abbey National Treasury Services PLC (United Kingdom), (144A), 3.875%, due 11/10/14 (2)	103,922
	200,000	Alfa Bank OJSC via Alfa Bond Issuance PLC (Russia), (144A), 7.75%, due 04/28/21 (2)	226,540
	200,000	Banco Davivienda S.A. (Colombia), (144A), 5.875%, due 07/09/22 (2)	211,750
	200,000	Banco do Brasil S.A. (Brazil), (144A), 6.25%, due 12/31/49 (1)(2)	200,200
	200,000	Bancolombia S.A. (Colombia), 5.125%, due 09/11/22	205,500
	250,000	Bank of America N.A., 6.1%, due 06/15/17	289,040
	300,000	Chase Capital VI, 0.923%, due 08/01/28 (1)	250,500
	200,000	Citigroup, Inc., 1.99%, due 05/15/18 (1)(3)	207,909
	200,000	Credit Bank of Moscow via CBOM Finance PLC (Russia), (144A), 7.7%, due 02/01/18 (2)	209,000
	110,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	128,468
	200,000	Itau Unibanco Holding S.A. (Brazil), (144A), 5.125%, due 05/13/23 (2)	207,750
	100,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17 (3)	107,511
RUB	11,000,000	Vnesheconombank (Russia), 7.9%, due 03/18/21 (1)	354,369
	$200,000	Yapi ve Kredi Bankasi A.S. (Turkey), (144A), 5.5%, due 12/06/22 (2)	206,750

		Total Banks	2,909,209

		Chemicals (1.0%)
	200,000	Mexichem S.A.B. de C.V. (Mexico), (144A), 6.75%, due 09/19/42 (2)	230,260

		Coal (0.4%)
	100,000	Arch Coal, Inc., 7%, due 06/15/19	92,750

		Diversified Financial Services (2.1%)
	200,000	General Electric Capital Corp., 0.77%, due 08/15/36 (1)	162,178
	250,000	Grupo Aval, Ltd. (Colombia), (144A), 4.75%, due 09/26/22 (2)	252,875
	65,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	70,200

		Total Diversified Financial Services	485,253

		Electric (1.8%)
	200,000	Mexico Generadora de Energia S. de R.L. (Mexico), (144A), 5.5%, due 12/06/32 (2)	216,500
	200,000	Perusahaan Listrik Negara PT (Indonesia), (144A), 5.25%, due 10/24/42 (2)	199,000

		Total Electric	415,500

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount		Fixed Income Securities	Value
		Energy-Alternate Sources (1.0%)
	$200,000	Inkia Energy, Ltd. (Peru), (Reg. S) , 8.375%, due 04/04/21 (3)(4)	$226,500

		Engineering & Construction (1.0%)
	200,000	Odebrecht Finance, Ltd. (Brazil), (144A), 7.125%, due 06/26/42 (2)	229,760

		Food (0.9%)
	200,000	Virgolino de Oliveira Finance, Ltd. (Brazil), (144A), 10.5%, due 01/28/18 (2)	208,500

		Healthcare-Services (0.3%)
	55,000	HCA, Inc., 7.875%, due 02/15/20	60,981

		Insurance (0.6%)
	100,000	Farmers Exchange Capital, (144A), 7.05%, due 07/15/28 (2)	129,475

		Mining (0.9%)
	200,000	Vedanta Resources PLC (India), (144A), 8.25%, due 06/07/21 (2)	218,000

		Oil & Gas (2.7%)
	200,000	MIE Holdings Corp. (China), (144A), 9.75%, due 05/12/16 (2)	217,000
	200,000	Novatek OAO via Novatek Finance, Ltd. (Russia), (144A), 4.422%, due 12/13/22 (2)	201,250
	200,000	Petroleos de Venezuela S.A. (Venezuela), (Reg. S), 8.5%, due 11/02/17 (4)	193,500

		Total Oil & Gas	611,750

		Real Estate (1.0%)
	200,000	Country Garden Holdings Co., Ltd. (China), (144A), 11.125%, due 02/23/18 (2)	230,000

		REIT (0.9%)
	100,000	HCP, Inc., 3.75%, due 02/01/19	108,529
	100,000	SL Green Realty Corp., 5%, due 08/15/18	109,790

		Total REIT	218,319

		Total Corporate Bonds (Cost: $6,082,231) (28.6%)	6,596,734

		Foreign Government Bonds (35.6%)
AUD	335,000	Australia Government Bond, 5.75%, due 05/15/21 (3)	414,805
EUR	710,000	Bundesrepublik Deutschland (Germany), 2.25%, due 09/04/21 (3)	1,035,775
CAD	430,000	Canada Housing Trust, (144A), 3.35%, due 12/15/20 (2)	471,269
CLP	60,500,000	Chile Government Bond, 5.5%, due 08/05/20	135,953
EUR	200,000	Cyprus Government International Bond, 3.75%, due 11/01/15 (4)	208,737
EUR	265,000	France Government Bond OAT, 3.25%, due 10/25/21 (3)	399,110
ILS	880,000	Israel Government Bond, 5.5%, due 01/31/22	285,868
EUR	140,000	Italy Buoni Poliennali Del Tesoro, 4.75%, due 09/15/16	199,945
JPY	123,000,000	Japan Government Ten-Year Bond, 1%, due 09/20/21	1,312,008
JPY	15,000,000	Japan Government Thirty-Year Bond, 2%, due 03/20/42	167,459
MXN	5,100,000	Mexican BONOS de Desarrollo, 6.5%, due 06/10/21	480,599
NZD	160,000	New Zealand Government Bond, 5.5%, due 04/15/23	163,990
NOK	1,350,000	Norway Government Bond, 3.75%, due 05/25/21 (3)	267,724
PLN	700,000	Poland Government Bond, 5.5%, due 10/25/19	255,169

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2013

Principal Amount		Fixed Income Securities	Value
		Foreign Government Bonds (Continued)
EUR	250,000	Portugal Obrigacoes do Tesouro OT, 6.4%, due 02/15/16	$350,131
SGD	315,000	Singapore Government Bond, 2.25%, due 06/01/21 (3)	276,383
SGD	350,000	Singapore Government Bond, 2.5%, due 06/01/19	313,762
	$250,000	Slovenia Government International Bond, (144A), 5.5%, due 10/26/22 (2)	247,500
EUR	130,000	Spain Government Bond, 5.5%, due 04/30/21	191,748
SEK	1,500,000	Sweden Government Bond, 3.5%, due 06/01/22 (3)	270,247
TRY	250,000	Turkey Government Bond, 10.5%, due 01/15/20	173,407
GBP	230,000	United Kingdom Gilt, 3.75%, due 09/07/21 (3)	422,690
	$200,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (4)	188,000

		Total Foreign Government Bonds (Cost: $7,871,524)	8,232,279

		Asset-Backed Securities (4.1%)
	200,000	CIFC Funding, Ltd. (12-2A-A1L), (144A), 1.684%, due 12/05/24 (1)(2)	200,758
	55,000	Educational Funding of the South, Inc. (11-1-A2), 0.926%, due 04/25/35 (1)	55,140
	75,540	GE Business Loan Trust (04-2A-A), (144A), 0.419%, due 12/15/32 (1)(2)	72,116
	52,971	Iowa Student Loan Liquidity Corp. (11-1-A), 1.534%, due 06/25/42 (1)	54,443
	225,000	Nelnet Education Loan Corp. (04-1A-B1), (144A), 1.5%, due 02/25/36 (1)(2)	152,156
	50,000	SLM Student Loan Trust (07-3-A4), 0.336%, due 01/25/22 (1)	48,333
	50,000	SLM Student Loan Trust (11-2-A2), 1.4%, due 10/25/34 (1)	51,808
	197,396	Spirit Master Funding LLC (05-1-A1), (144A), 5.05%, due 07/20/23 (2)	191,474
	150,000	Student Loan Consolidation Center (02-2-B2), (144A), 1.691%, due 07/01/42 (1)(2)	113,642

		Total Asset-Backed Securities (Cost: $919,010)	939,870

		Commercial Mortgage-Backed Securities — Non-Agency (1.9%)
	97,104	DBRR Trust (12-EZ1-A), (144A), 0.946%, due 09/25/45 (1)(2)	97,317
	115,000	DBUBS Mortgage Trust (11-LC3A-A2), 3.642%, due 08/10/44	124,388
	95,000	Greenwich Capital Commercial Funding Corp. (05-GG3-A4), 4.799%, due 08/10/42 (1)(3)	100,335
	1,907	LB-UBS Commercial Mortgage Trust (05-C7-A2), 5.103%, due 11/15/30	1,916
	105,000	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43 (3)	119,634

		Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $436,404)	443,590

		Residential Mortgage-Backed Securities — Agency (14.3%)
	54,818	Federal Home Loan Mortgage Corp. (2990-ND), 16.386%, due 12/15/34 (I/F) (PAC) (1)(3)	70,513
	97,821	Federal Home Loan Mortgage Corp. (3001-HS), 16.253%, due 02/15/35 (I/F) (PAC) (1)(3)	117,433
	365,468	Federal Home Loan Mortgage Corp. (3439-SC), 5.701%, due 04/15/38 (I/O) (I/F) (1)(3)	52,009
	148,717	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC) (3)	143,505
	202,098	Federal Home Loan Mortgage Corp., Pool #E04113, 2.5%, due 11/01/27 (3)	211,240
	428,995	Federal National Mortgage Association (07-52-LS), 5.85%, due 06/25/37 (I/O) (I/F) (1)(3)	55,535
	363,153	Federal National Mortgage Association (08-18-SM), 6.8%, due 03/25/38 (I/O) (I/F) (1)(3)	50,768

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$287,740	Federal National Mortgage Association (09-115-SB), 6.05%, due 01/25/40 (I/O) (I/F) (1)(3)	$38,313
509,923	Federal National Mortgage Association (10-116-SE), 6.4%, due 10/25/40 (I/O) (1)(3)	64,454
259,567	Federal National Mortgage Association (10-35-IA), 5%, due 07/25/38 (I/O) (3)	12,671
254,092	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41 (3)	272,718
264,674	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (3)	284,804
180,299	Federal National Mortgage Association, Pool #AB4670, 3%, due 03/01/27 (3)	192,505
290,920	Federal National Mortgage Association, Pool #AB5215, 3%, due 05/01/27 (3)	310,432
115,000	Federal National Mortgage Association, Pool #AL3306, 2.46%, due 04/01/23	117,489
360,000	Federal National Mortgage Association, TBA, 2.5% (5)	376,425
170,000	Federal National Mortgage Association, TBA, 2.5% (5)	172,098
180,000	Federal National Mortgage Association, TBA, 3% (5)	188,269
160,000	Federal National Mortgage Association, TBA, 6% (5)	174,925
198,133	Government National Mortgage Association (11-146-EI), 5%, due 11/16/41 (I/O) (PAC) (3)	46,757
592,570	Government National Mortgage Association (11-69-GI), 5%, due 05/16/40 (I/O) (3)	82,818
595,057	Government National Mortgage Association (12-7-PI), 3.5%, due 01/20/38 (I/O) (PAC) (3)	62,651
200,000	Government National Mortgage Association II, TBA, 3% (5)	212,531

	Total Residential Mortgage-Backed Securities — Agency (Cost: $3,289,646)	3,310,863

	Residential Mortgage-Backed Securities — Non-Agency (8.8%)
163,600	American Home Mortgage Investment Trust (07-1-GA1C), 0.39%, due 05/25/47 (1)	118,878
339,103	First Horizon Mortgage Pass-Through Trust (05-AR4-2A1), 2.597%, due 10/25/35 (1)	300,952
87,263	Green Tree Financial Corp. (98-6-A8), 6.66%, due 06/01/30	94,380
318,356	Lehman XS Trust (06-9-A1B), 0.36%, due 05/25/46 (1)(6)	255,517
1,251,739	Merrill Lynch Alternative Note Asset Trust (07-A3-A2D), 0.53%, due 04/25/37 (1)	178,905
440,286	Novastar Home Equity Loan (06-2-A2C), 0.35%, due 06/25/36 (1)	269,785
196,857	Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1), 2.646%, due 12/25/34 (1)	190,102
549,038	Structured Asset Mortgage Investments, Inc. (06-AR3-22A1), 2.159%, due 05/25/36 (1)	320,506
371,102	Vanderbilt Mortgage Finance (00-C-ARM), 0.55%, due 10/07/30 (1)	299,642

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $1,533,343)	2,028,667

	U.S. Treasury Securities (5.8%)
685,000	U.S. Treasury Bond, 2.75%, due 08/15/42 (3)	665,199
420,000	U.S. Treasury Note, 0.75%, due 06/30/17 (3)	423,938
125,000	U.S. Treasury Note, 0.75%, due 10/31/17 (3)	125,924
110,000	U.S. Treasury Note, 3.5%, due 02/15/18 (3)	124,953

	Total U.S. Treasury Securities (Cost: $1,328,932)	1,340,014

	Total Fixed Income Securities (Cost: $21,461,090) (99.1%)	22,892,017

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2013

Number of Shares	Money Market Investments (2.0%)	Value
230,000	BlackRock Liquidity Funds TempFund Portfolio, 0.08% (7)	230,000
230,000	DWS Money Market Series — Institutional Shares, 0.1% (7)	230,000

	Total Money Market Investments (Cost: $460,000)	460,000

Principal Amount	Short-Term Investments
	Commercial Paper
	Banks (0.9%)
$215,000	Lloyds Bank PLC (United Kingdom), 0.244%, due 08/07/13 (8)	214,842

	Total Commercial Paper (Cost: $214,859)	214,842

	Discount Notes (Cost: $304,963) (1.3%)
305,000	Federal Home Loan Mortgage Corp. Discount Note, 0.08%, due 06/10/13 (8)	304,963

	Repurchase Agreement (Cost: $55,072) (0.2%)
55,072	State Street Bank & Trust Company, 0.01%, due 05/01/13 (collateralized by $60,000 Federal Home Loan Mortgage Corp., 2.00%, due 01/30/23, valued at $59,549) (Total Amount to be Received Upon Repurchase $55,072)	55,072

	U.S. Treasury Security (Cost: $34,991) (0.2%)
35,000	U.S. Treasury Bill, 0.055%, due 08/22/13 (8)	34,994

	Total Short-Term Investments (Cost: $609,885) (2.6%)	609,871

	Total Investments (Cost: $22,530,975) (103.7%)	23,961,888
	Liabilities in Excess of Other Assets (-3.7%)	(857,387)

	Total Net Assets (100.0%)	$23,104,501

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation
BUY
JPMorgan Securities Inc.	EUR	1,185,000	07/15/13	$1,548,137	$1,561,348	$13,211
JPMorgan Securities Inc.	JPY	174,512,000	07/16/13	1,777,687	1,790,870	13,183
JPMorgan Securities Inc.	KRW	498,250,000	07/16/13	443,678	451,186	7,508

				$3,769,502	$3,803,404	$33,902

Futures Contracts
Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized (Depreciation)
SELL
11	10-Year U.S. Treasury Note Futures	06/19/13	$1,466,953	$(21,658)

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

AUD -	Australian Dollar.
CAD -	Canadian Dollar.
CLP -	Chilean Peso.
EUR -	Euro Currency.
GBP -	British Pound Sterling.
ILS -	Israeli Shekel.
JPY -	Japanese Yen.
KRW -	South Korean Won.
MXN -	Mexican Peso.
NOK -	Norwegian Krona.
NZD -	New Zealand Dollar.
PLN -	Polish Zloty.
RUB -	Russian Ruble.
SEK -	Swedish Krona.
SGD -	Singapore Dollar.
TRY -	New Turkish Lira.
EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
P/O -	Principal Only Security.
REIT -	Real Estate Investment Trust.
TBA -	To be Announced.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2013.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $5,450,589 or 23.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 2)
(4)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2013, the value of these securities amounted to $816,737 or 3.5% of net assets.
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(7)	Rate disclosed, the 7-day net yield, is as of April 30, 2013.
(8)	Rate shown represents yield-to-maturity.
(9)	Fund buys foreign currency, sells U.S. Dollar.

See accompanying notes to financial statements.

TCW Global Bond Fund

Investments by Industry (Unaudited)	April 30, 2013

Industry	Percentage of Net Assets
Airlines	0.8%
Asset-Backed Securities	4.1
Auto Manufacturers	0.6
Banks	12.6
Chemicals	1.0
Coal	0.4
Commercial Mortgage-Backed Securities — Non-Agency	1.9
Diversified Financial Services	2.1
Electric	1.8
Energy-Alternate Sources	1.0
Engineering & Construction	1.0
Food	0.9
Foreign Government Bonds	35.6
Healthcare-Services	0.3
Insurance	0.6
Mining	0.9
Oil & Gas	2.7
Real Estate	1.0
REIT	0.9
Residential Mortgage-Backed Securities — Agency	14.3
Residential Mortgage-Backed Securities — Non-Agency	8.8
U.S. Treasury Securities	5.8
Money Market Investments	2.0
Short-Term Investments	2.6

Total	103.7%

See accompanying notes to financial statements.

TCW Global Bond Fund

Investments by Country (Unaudited)

Country	Percentage of Net Assets
Australia	1.8%
Brazil	3.7
Canada	2.0
Chile	1.2
China	1.9
Colombia	2.9
Cyprus	0.9
France	1.7
Germany	4.5
India	0.9
Indonesia	0.9
Israel	1.2
Italy	0.9
Japan	6.4
Mexico	4.0
Netherlands	0.5
New Zealand	0.7
Norway	1.2
Peru	1.0
Poland	1.1
Portugal	1.5
Russia	4.3
Singapore	2.6
Slovenia	1.9
Spain	0.8
Sweden	1.2
Turkey	1.6
United Kingdom	3.2
United States	46.4
Venezuela	0.8

Total	103.7%

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Bank Loans (6.9% of Net Assets)
	Auto Manufacturers (1.0%)
$500,000	Navistar International Corp., Term Loan, 7%, due 08/17/17 (1)	$509,065

	Auto Parts & Equipment (1.0%)
500,000	Schaeffler AG, Term Loan C, 3.8%, due 01/27/17 (1)	505,245

	Electric (1.8%)
274,313	Topaz Power Holdings LLC, Term Loan, 5.1%, due 02/26/20 (1)	277,056
942,083	TXU U.S. Holdings Co., Extended First Lien Term Loan, 11%, due 10/10/17 (1)	692,723

	Total Electric	969,779

	Insurance (0.5%)
249,375	Compass Investment, Inc., Term Loan, 5.25%, due 12/27/19 (1)	252,243

	Mining (1.2%)
594,500	Fortescue Metals Group, Ltd., Term Loan, 5.5%, due 10/18/17 (1)	604,904

	Oil & Gas (0.5%)
250,000	NFR Energy LLC, Second Lien Term Loan, 8.75%, due 12/31/18 (1)	256,562

	Software (0.9%)
500,000	First Data Corp., First Lien Extended Term Loan, 9.3%, due 03/24/18 (1)	498,070

	Total Bank Loans (Cost: $3,623,962)	3,595,868

	Corporate Bonds (84.4%)
	Airlines (3.5%)
280,000	Air Canada, (144A), 9.25%, due 08/01/15 (2)	297,500
500,000	American Airlines Pass-Through Trust, (13-1-B), (144A), 5.625%, due 01/15/21 (EETC) (2)	511,875
220,285	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC) (3)	245,066
352,446	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24 (EETC) (3)	393,859
375,000	US Airways Group, Inc. Pass-Through Trust, (12-2B), 6.75%, due 12/03/22 (EETC)	402,656

	Total Airlines	1,850,956

	Auto Parts & Equipment (3.9%)
495,000	Cooper-Standard Automotive, Inc., 8.5%, due 05/01/18	538,312
500,000	Goodyear Tire & Rubber Co. (The), 8.25%, due 08/15/20	559,375
200,000	Schaeffler Finance BV (Germany), (144A), 4.75%, due 05/15/21 (2)	203,964
45,000	Schaeffler Finance BV (Germany), (144A), 7.75%, due 02/15/17 (2)	51,188
45,000	Schaeffler Finance BV (Germany), (144A), 8.5%, due 02/15/19 (2)	51,412
255,000	Tenneco, Inc., 6.875%, due 12/15/20	281,456
305,000	Tenneco, Inc., 7.75%, due 08/15/18	335,119

	Total Auto Parts & Equipment	2,020,826

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Banks (6.0%)
$200,000	Ally Financial, Inc., 8%, due 11/01/31	$261,000
140,000	CIT Group, Inc., (144A), 5.5%, due 02/15/19 (2)	157,850
1,030,000	CIT Group, Inc., (144A), 6.625%, due 04/01/18 (2)	1,202,525
980,000	JPMorgan Chase Capital XIII, 1.234%, due 09/30/34 (3)(4)	815,850
550,000	Provident Funding Associates, (144A), 10.25%, due 04/15/17 (2)	616,000
100,000	Royal Bank of Scotland Group PLC (United Kingdom), 6.125%, due 12/15/22	107,745

	Total Banks	3,160,970

	Chemicals (0.3%)
155,000	Hexion US Finance Corp., 6.625%, due 04/15/20	161,394

	Coal (3.9%)
612,000	Alpha Appalachia Holdings, Inc., 3.25%, due 08/01/15 (Convertible Bond)	581,400
170,000	Alpha Natural Resources, Inc., 9.75%, due 04/15/18	184,025
515,000	Arch Coal, Inc., 7%, due 06/15/19	477,662
375,000	Peabody Energy Corp., 4.75%, due 12/15/66 (Convertible Bond)	306,563
165,000	Walter Energy, Inc., (144A), 8.5%, due 04/15/21 (2)	172,013
310,000	Walter Energy, Inc., (144A), 9.875%, due 12/15/20 (2)	337,900

	Total Coal	2,059,563

	Commercial Services (2.7%)
355,000	Ceridian Corp., (144A), 8.875%, due 07/15/19 (2)	417,569
1,000,000	Rent-A-Center, Inc., (144A), 4.75%, due 05/01/21 (2)	1,007,500

	Total Commercial Services	1,425,069

	Computers (0.2%)
120,000	Brocade Communications Systems, Inc., (144A), 4.625%, due 01/15/23 (2)	117,600

	Diversified Financial Services (2.8%)
485,000	International Lease Finance Corp., (144A), 7.125%, due 09/01/18 (2)	578,362
200,000	Legg Mason, Inc., 5.5%, due 05/21/19	217,994
640,000	ZFS Finance USA Trust V, (144A), 6.5%, due 05/09/67 (2)(4)	684,800

	Total Diversified Financial Services	1,481,156

	Electric (6.6%)
80,000	AES Corp., 4.875%, due 05/15/23	81,600
640,000	Astoria Depositor Corp., (144A), 8.144%, due 05/01/21 (2)	656,000
200,000	Calpine Corp., (144A), 7.5%, due 02/15/21 (2)	226,000
35,000	Calpine Corp., (144A), 7.875%, due 01/15/23 (2)	39,988
848,000	DPL, Inc., 7.25%, due 10/15/21	903,120
500,000	Dynegy Roseton/Danskammer Pass-Through Trust, Series B, 7.67%, due 11/08/16 (5)	12,500
150,000	Electricite de France S.A., (France), (144A), 5.25%, due 12/31/49 (2)(4)	151,312
340,000	InterGen N.V. (Netherlands), (144A), 9%, due 06/30/17 (2)	344,250
682,006	Mirant Mid-Atlantic Pass-Through Certificates, Series C, 10.06%, due 12/30/28	777,487
223,000	Puget Energy, Inc., 6%, due 09/01/21	257,186

	Total Electric	3,449,443

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Engineering & Construction (0.2%)
$100,000	MasTec, Inc., 4.875%, due 03/15/23	$100,125

	Entertainment (1.5%)
200,000	Carmike Cinemas, Inc., 7.375%, due 05/15/19	221,500
45,000	Cinemark USA, Inc., (144A), 5.125%, due 12/15/22 (2)	46,575
450,000	Regal Cinemas Corp., 8.625%, due 07/15/19	497,250

	Total Entertainment	765,325

	Food (0.6%)
55,000	Hawk Acquisition Sub, Inc., (144A), 4.25%, due 10/15/20 (2)	55,688
230,000	Post Holdings, Inc., 7.375%, due 02/15/22	255,300

	Total Food	310,988

	Gas (2.7%)
600,000	Sabine Pass LNG, LP, 7.5%, due 11/30/16	678,000
855,000	Southern Union Co., 3.316%, due 11/01/66 (4)	744,919

	Total Gas	1,422,919

	Healthcare-Products (0.3%)
120,000	Alere, Inc., (144A), 7.25%, due 07/01/18 (2)	128,400

	Healthcare-Services (3.8%)
60,000	Amsurg Corp., (144A), 5.625%, due 11/30/20 (2)	63,300
240,000	CHS/Community Health Systems, Inc., 8%, due 11/15/19	272,400
130,000	DaVita, Inc., 5.75%, due 08/15/22	138,450
771,000	HCA, Inc., 7.25%, due 09/15/20	854,846
660,000	Tenet Healthcare Corp., (144A), 4.5%, due 04/01/21 (2)	676,500

	Total Healthcare-Services	2,005,496

	Home Furnishings (0.1%)
50,000	Tempur-Pedic International, Inc., (144A), 6.875%, due 12/15/20 (2)	54,625

	Household Products/Wares (3.0%)
550,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, 5.75%, due 10/15/20	576,125
420,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, 7.125%, due 04/15/19	452,550
425,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, 7.875%, due 08/15/19	476,000
30,000	Spectrum Brands Escrow Corp., (144A), 6.375%, due 11/15/20 (2)	32,775
20,000	Spectrum Brands Escrow Corp., (144A), 6.625%, due 11/15/22 (2)	22,050

	Total Household Products/Wares	1,559,500

	Insurance (0.6%)
300,000	Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24 (2)(4)	306,000

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Iron & Steel (1.7%)
$125,000	ArcelorMittal (Luxembourg), 6%, due 03/01/21	$132,381
575,000	ArcelorMittal (Luxembourg), 10.35%, due 06/01/19	730,401

	Total Iron & Steel	862,782

	Machinery-Diversified (0.3%)
140,000	Cleaver-Brooks, Inc., (144A), 8.75%, due 12/15/19 (2)	154,350

	Media (7.9%)
65,000	Cablevision Systems Corp., 5.875%, due 09/15/22	65,813
290,000	Cablevision Systems Corp., 8%, due 04/15/20	332,050
400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, due 06/01/20	449,000
670,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, due 04/30/20	757,100
195,000	Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., (144A), 6.375%, due 09/15/20 (2)	207,675
630,000	Clear Channel Worldwide Holdings, Inc., (144A), 6.5%, due 11/15/22 (2)	683,550
45,000	Clear Channel Worldwide Holdings, Inc., (144A), 6.5%, due 11/15/22 (2)	48,488
130,000	DISH DBS Corp., 5.875%, due 07/15/22	132,925
310,000	DISH DBS Corp., 6.75%, due 06/01/21	334,412
130,000	Nara Cable Funding, Ltd., (144A), 8.875%, due 12/01/18 (2)	139,100
160,000	Sinclair Television Group, Inc., (144A), 5.375%, due 04/01/21 (2)	162,000
210,000	Sinclair Television Group, Inc., (144A), 6.125%, due 10/01/22 (2)	222,600
200,000	Townsquare Radio LLC/Townsquare Radio, Inc., (144A), 9%, due 04/01/19 (2)	218,500
325,000	Univision Communications, Inc., (144A), 7.875%, due 11/01/20 (2)	365,625

	Total Media	4,118,838

	Miscellaneous Manufacturers (0.3%)
150,000	Bombardier, Inc., (144A), 6.125%, due 01/15/23 (2)	163,500

	Oil & Gas (17.2%)
770,000	Chaparral Energy, Inc., 8.25%, due 09/01/21	870,100
335,000	Chesapeake Energy Corp., 2.25%, due 12/15/38 (Convertible Bond)	296,475
720,000	Chesapeake Energy Corp., 2.5%, due 05/15/37 (Convertible Bond)	695,250
315,000	Cimarex Energy Co., 5.875%, due 05/01/22	341,775
300,000	Concho Resources, Inc., 5.5%, due 04/01/23	319,500
575,000	Continental Resources, Inc., 5%, due 09/15/22	626,750
110,000	EP Energy LLC/EP Energy Finance, Inc., 9.375%, due 05/01/20	128,700
50,000	Linn Energy LLC/Linn Energy Finance Corp., (144A), 6.25%, due 11/01/19 (2)	52,375
430,000	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	481,600
1,100,000	Newfield Exploration Co., 5.625%, due 07/01/24	1,179,750
945,000	Pacific Drilling V, Ltd., (144A), 7.25%, due 12/01/17 (2)	999,337
270,000	Parker Drilling Co., 9.125%, due 04/01/18	295,312
165,000	Plains Exploration & Production Co., 6.875%, due 02/15/23	187,894
650,000	QEP Resources, Inc., 5.25%, due 05/01/23	690,625
25,000	Quicksilver Resources, Inc., 8.25%, due 08/01/15	25,625
250,000	Quicksilver Resources, Inc., 11.75%, due 01/01/16	267,188
50,000	Rosetta Resources, Inc., 5.625%, due 05/01/21 (6)	52,125

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Oil & Gas (Continued)
$470,000	SandRidge Energy, Inc., 7.5%, due 03/15/21	$487,625
345,000	SandRidge Energy, Inc., 8.125%, due 10/15/22	367,425
280,000	Seadrill, Ltd., (144A), 5.625%, due 09/15/17 (2)	286,300
35,000	SM Energy Co., 6.5%, due 11/15/21	38,500
260,000	SM Energy Co., 6.5%, due 01/01/23	287,300

	Total Oil & Gas	8,977,531

	Packaging & Containers (0.5%)
240,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., (144A), 7.375%, due 10/15/17 (2)	264,300

	Pharmaceuticals (1.2%)
125,000	NBTY, Inc., 9%, due 10/01/18	140,781
360,000	Valeant Pharmaceuticals International, (144A), 6.75%, due 08/15/21 (2)	397,800
40,000	Valeant Pharmaceuticals International, (144A), 7%, due 10/01/20 (2)	44,200
50,000	Valeant Pharmaceuticals International, (144A), 7.25%, due 07/15/22 (2)	56,750

	Total Pharmaceuticals	639,531

	Pipelines (1.6%)
351,000	El Paso LLC, 7.8%, due 08/01/31	397,180
120,000	El Paso LLC, 8.05%, due 10/15/30	137,162
160,000	Sabine Pass Liquefaction LLC, (144A), 5.625%, due 02/01/21 (2)	165,600
110,000	Sabine Pass Liquefaction LLC, (144A), 5.625%, due 04/15/23 (2)	113,025

	Total Pipelines	812,967

	Software (0.1%)
25,000	First Data Corp., (144A), 8.875%, due 08/15/20 (2)	28,500

	Storage/Warehousing (0.2%)
110,000	Mobile Mini, Inc., 7.875%, due 12/01/20	122,925

	Telecommunications (10.7%)
360,000	CenturyLink, Inc., 5.8%, due 03/15/22	380,793
80,000	Frontier Communications Corp., 7.625%, due 04/15/24	82,400
385,000	GCI, Inc., 8.625%, due 11/15/19	410,025
513,000	Intelsat Jackson Holdings SA (Luxembourg), 7.25%, due 10/15/20	569,430
150,000	Intelsat Jackson Holdings SA (Luxembourg), 7.5%, due 04/01/21	168,000
340,000	Intelsat Jackson Holdings SA (Luxembourg), 8.5%, due 11/01/19	383,350
197,000	Level 3 Financing, Inc., (144A), 7%, due 06/01/20 (2)	208,328
275,000	Level 3 Financing, Inc., 8.125%, due 07/01/19	303,187
155,000	MetroPCS Wireless, Inc., (144A), 6.25%, due 04/01/21 (2)	165,850
70,000	MetroPCS Wireless, Inc., (144A), 6.625%, due 04/01/23 (2)	74,900
40,000	NeuStar, Inc., (144A), 4.5%, due 01/15/23 (2)	38,700
225,000	Qwest Corp., 7.25%, due 09/15/25	264,970
210,000	Softbank Corp., (144A), 4.5%, due 04/15/20 (2)	217,350
105,000	Sprint Nextel Corp., (144A), 7%, due 03/01/20 (2)	119,438

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Telecommunications (Continued)
$400,000	Sprint Nextel Corp., (144A), 9%, due 11/15/18 (2)	$492,000
655,000	Sprint Nextel Corp., 9.25%, due 04/15/22	818,750
825,000	Windstream Corp., 7.75%, due 10/15/20	905,437

	Total Telecommunications	5,602,908

	Total Corporate Bonds (Cost: $42,502,709) (84.4%)	44,128,487

	Asset-Backed Securities (2.6%)
125,000	ALM Loan Funding (12-7A-B), (144A), 3.426%, due 10/19/24 (2)(4)	125,723
125,000	BlueMountain CLO, Ltd. (12-2A-C), (144A), 3.062%, due 11/20/24 (2)(4)	125,297
75,000	Cerberus Offshore Levered I LP (12-1A-B), (144A), 5.027%, due 11/30/18 (2)(4)	76,181
125,000	CIFC Funding, Ltd. (12-2A-A3L), (144A), 3.284%, due 12/05/24 (2)(4)	125,538
100,000	Dryden XXV Senior Loan Fund (12-25A-C), (144A), 9.3%, due 01/15/25 (2)(4)	100,452
75,000	Galaxy CLO, Ltd. (12-14A-C1), (144A), 3.39%, due 11/15/24 (2)(4)	75,235
125,000	Halcyon Loan Advisors Funding, Ltd. (12-2A-C), (144A), 3.13%, due 12/20/24 (2)(4)	123,734
100,000	LCM XII LP (12A-C), (144A), 3.526%, due 10/19/22 (2)(4)	100,578
100,000	LCM XII LP (12A-D), (144A), 4.776%, due 10/19/22 (2)(4)	99,984
100,000	Oak Hill Credit Partners (12-7A-C1), (144A), 3.539%, due 11/20/23 (2)(4)	100,764
125,000	Race Point CLO, Ltd. (12-7A-C), (144A), 3.293%, due 11/08/24 (2)(4)	125,326
75,000	Slater Mill Loan Fund LP (12-1A-C), (144A), 4.09%, due 08/17/22 (2)(4)	75,514
100,000	Sound Point CLO, Ltd. (12-1A-C), (144A), 3.576%, due 10/20/23 (2)(4)	100,287

	Total Asset-Backed Securities (Cost: $1,317,170)	1,354,613

	U.S. Treasury Security (Cost: $128,854) (0.2%)
126,123	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (7)	128,645

	Total Fixed Income Securities (Cost: $47,572,695) (94.1%)	49,207,613

Number of Shares	Common Stock
	Electric (Cost: $398,207) (0.5%)
11,578	Dynegy, Inc. (8)	286,092

	Money Market Investments (0.9%)
105,000	BlackRock Liquidity Funds TempFund Portfolio, 0.08% (9)	105,000
341,000	DWS Money Market Series — Institutional Shares, 0.1% (9)	341,000

	Total Money Market Investments (Cost: $446,000)	446,000

Principal Amount	Short-Term Investments
	Discount Note (Cost: $1,049,602) (2.0%)
$1,050,000	Federal National Mortgage Association Discount Note, 0.13%, due 08/14/13	1,049,816

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2013

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $402,662) (0.8%)
$402,662	State Street Bank & Trust Company, 0.01%, due 05/01/13 (collateralized by $415,000 Federal Home Loan Mortgage Corp., 2%, due 01/30/23, valued at $411,879) (Total Amount to be Received Upon Repurchase $402,662)	$402,662

	U.S. Treasury Security (Cost: $14,996) (0.0%)
15,000	U.S. Treasury Bill, 0.055%, due 08/22/13 (10)	14,998

	Total Short-Term Investments (Cost: $1,467,260) (2.8%)	1,467,476

	Total Investments (Cost: $49,884,162) (98.3%)	51,407,181
	Excess of Other Assets over Liabilities (1.7%)	885,361

	Net Assets (100.0%)	$52,292,542

Futures Contracts
Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized (Depreciation)
SELL
4	30-Year U.S. Treasury Bond Futures	06/19/13	$593,500	$(20,931)

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

CLO -	Collateralized Loan Obligation.
EETC -	Enhanced Equipment Trust Certificate.
(1)	Rate stated is the effective yield.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $16,656,275 or 31.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 2)
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2013.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(7)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.
(8)	Non-income producing security.
(9)	Rate disclosed, the 7-day net yield, is as of April 30, 2013.
(10)	Rate shown represents yield-to-maturity.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	April 30, 2013

Industry	Percentage of Net Assets
Airlines	3.5%
Asset-Backed Securities	2.6
Auto Manufacturers	1.0
Auto Parts & Equipment	4.9
Banks	6.0
Chemicals	0.3
Coal	3.9
Commercial Services	2.7
Computers	0.2
Diversified Financial Services	2.8
Electric	8.9
Engineering & Construction	0.2
Entertainment	1.5
Food	0.6
Gas	2.7
Healthcare-Products	0.3
Healthcare-Services	3.8
Home Furnishings	0.1
Household Products/Wares	3.0
Insurance	1.1
Iron & Steel	1.7
Machinery-Diversified	0.3
Media	7.9
Mining	1.2
Miscellaneous Manufacturers	0.3
Oil & Gas	17.7
Packaging & Containers	0.5
Pharmaceuticals	1.2
Pipelines	1.6
Software	1.0
Storage/Warehousing	0.2
Telecommunications	10.7
U.S. Treasury Security	0.2
Money Market Investments	0.9
Short-Term Investments	2.8

Total	98.3%

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (2.1% of Net Assets)
$213,685	Federal Home Loan Mortgage Corp., Pool #310005, 5.683%, due 11/01/19 (1)	$227,816
56,317	Federal National Mortgage Association, Pool #745506, 5.661%, due 02/01/16	62,089

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $291,243)	289,905

	Commercial Mortgage-Backed Securities — Non-Agency (8.9%)
49,122	Banc of America Merrill Lynch Commercial Mortgage, Inc. (04-1-A4), 4.76%, due 11/10/39	49,936
65,985	Banc of America Merrill Lynch Commercial Mortgage, Inc. (05-3-ASB), 4.589%, due 07/10/43	67,422
45,000	Bear Stearns Commercial Mortgage Securities Trust (05-T20-A4A), 5.298%, due 10/12/42 (1)	49,327
26,126	Bear Stearns Commercial Mortgage Securities Trust (06-PW14-A2), 5.123%, due 12/11/38	26,177
3,921	Citigroup Commercial Mortgage Trust (04-C1-A3), 5.251%, due 04/15/40	3,913
27,665	Credit Suisse First Boston Mortgage Securities Corp. (04-C2-A1), 3.819%, due 05/15/36	27,945
44,713	Credit Suisse First Boston Mortgage Securities Corp. (05-C4-A5), 5.104%, due 08/15/38 (1)	48,021
39,335	Credit Suisse Mortgage Capital Certificates (06-C5-AAB), 5.308%, due 12/15/39	39,605
97,104	DBRR Trust (12-EZ1-A), (144A), 0.946%, due 09/25/45 (1)(2)	97,316
32,904	Greenwich Capital Commercial Funding Corp. (04-GG1-A7), 5.317%, due 06/10/36 (1)	33,730
26,111	JPMorgan Chase Commercial Mortgage Securities Corp. (03-PM1A-A4), 5.326%, due 08/12/40 (1)	26,162
55,000	JPMorgan Chase Commercial Mortgage Securities Corp. (05-CB13-A3A1), 5.472%, due 01/12/43 (1)	56,478
16,166	JPMorgan Chase Commercial Mortgage Securities Corp. (05-LDP1-A2), 4.625%, due 03/15/46	16,331
30,558	JPMorgan Chase Commercial Mortgage Securities Corp. (05-LDP2-A3A), 4.678%, due 07/15/42	30,802
42,678	JPMorgan Chase Commercial Mortgage Securities Corp. (05-LDP5-A2), 5.198%, due 12/15/44	42,684
44,311	JPMorgan Chase Commercial Mortgage Securities Corp. (06-CB14-ASB), 5.506%, due 12/12/44 (1)	46,833
38,584	JPMorgan Chase Commercial Mortgage Securities Corp. (06-LDP8-A3A), 5.388%, due 05/15/45	38,798
65,000	JPMorgan Chase Commercial Mortgage Securities Corp. (06-LDP9-A3S), (144A), 5.24%, due 05/15/47 (2)	66,561
62,976	LB-UBS Commercial Mortgage Trust (04-C7-A1A), 4.475%, due 10/15/29	65,790
46,677	LB-UBS Commercial Mortgage Trust (05-C1-A3), 4.545%, due 02/15/30	46,815
14,700	LB-UBS Commercial Mortgage Trust (05-C7-A2), 5.103%, due 11/15/30	14,772
55,377	LB-UBS Commercial Mortgage Trust (06-C7-A2), 5.3%, due 11/15/38	57,887
38,973	Merrill Lynch/Countrywide Commercial Mortgage Trust (06-2-A2), 5.878%, due 06/12/46 (1)	38,939
27,186	Merrill Lynch/Countrywide Commercial Mortgage Trust (06-4-A2FL), 0.319%, due 12/12/49 (1)	27,141
49,496	Morgan Stanley Capital I Trust (04-HQ3-A4), 4.8%, due 01/13/41	50,392

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Non-Agency (Continued)
$70,956	Morgan Stanley Capital I Trust (04-IQ7-A4), 5.542%, due 06/15/38 (1)	$73,433
32,480	Morgan Stanley Capital I Trust (06-T23-A2), 5.926%, due 08/12/41 (1)	32,645
1,191	Morgan Stanley Capital I Trust (07-HQ11-A2), 5.359%, due 02/12/44	1,189
70,997	Wachovia Bank Commercial Mortgage Trust (06-C28-A2), 5.5%, due 10/15/48	71,511

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $1,257,499)	1,248,555

	Residential Mortgage-Backed Securities — Agency (21.2%)
42,072	Federal Home Loan Mortgage Corp. (2550-FI), 0.549%, due 11/15/32 (TAC) (1)	42,081
60,883	Federal Home Loan Mortgage Corp. (2581-F), 0.649%, due 12/15/32 (1)	61,010
102,695	Federal Home Loan Mortgage Corp. (263-F5), 0.699%, due 06/15/42 (1)(3)	104,101
124,430	Federal Home Loan Mortgage Corp. (3798-BF), 0.499%, due 06/15/24 (1)	124,744
87,640	Federal Home Loan Mortgage Corp. (3946-FG), 0.549%, due 10/15/39 (PAC) (1)	88,069
65,579	Federal National Mortgage Association (03-11-FA), 1.2%, due 09/25/32 (1)	66,916
53,676	Federal National Mortgage Association (03-74-F), 0.6%, due 02/25/31 (1)	53,693
63,689	Federal National Mortgage Association (07-64-FA), 0.67%, due 07/25/37 (1)	63,943
64,628	Federal National Mortgage Association, Pool #254548, 5.5%, due 12/01/32	71,036
90,742	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	106,523
4,360	Federal National Mortgage Association, Pool #661691, 2.69%, due 10/01/32 (1)	4,567
48,293	Federal National Mortgage Association, Pool #786884, 2.81%, due 08/01/34 (1)	50,970
140,090	Federal National Mortgage Association, Pool #995364, 6%, due 10/01/38	153,985
54,645	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	59,979
90,000	Federal National Mortgage Association, TBA, 6% (4)	98,395
241,791	Government National Mortgage Association (12-13-KF), 0.499%, due 07/20/38 (1)	242,471
37,440	Government National Mortgage Association II, Pool #80022, 1.625%, due 12/20/26 (1)	38,659
29,456	Government National Mortgage Association II, Pool #80636, 1.75%, due 09/20/32 (1)	30,614
160,773	Government National Mortgage Association II, Pool #80734, 1.75%, due 09/20/33 (1)	168,319
5,276	Government National Mortgage Association II, Pool #80747, 1.625%, due 10/20/33 (1)	5,491
21,147	Government National Mortgage Association II, Pool #80757, 1.75%, due 10/20/33 (1)	22,014
69,624	Government National Mortgage Association II, Pool #80764, 1.625%, due 11/20/33 (1)	72,459
65,437	Government National Mortgage Association II, Pool #80766, 1.625%, due 11/20/33 (1)	67,672
154,881	Government National Mortgage Association II, Pool #80797, 1.625%, due 01/20/34 (1)	161,569
67,980	Government National Mortgage Association II, Pool #80869, 1.75%, due 04/20/34 (1)	71,341
63,928	Government National Mortgage Association II, Pool #80937, 1.75%, due 06/20/34 (1)	68,630
131,028	NCUA Guaranteed Notes (10-R1-1A), 0.65%, due 10/07/20 (1)	131,703
94,074	NCUA Guaranteed Notes (10-R2-1A), 0.57%, due 11/06/17 (1)	94,360
122,049	NCUA Guaranteed Notes (10-R3-1A), 0.76%, due 12/08/20 (1)	123,146
161,680	NCUA Guaranteed Notes (10-R3-2A), 0.76%, due 12/08/20 (1)	163,499
111,938	NCUA Guaranteed Notes (11-R2-1A), 0.6%, due 02/06/20 (1)	112,358
68,378	NCUA Guaranteed Notes (11-R3-1A), 0.6%, due 03/11/20 (1)	68,650
155,124	NCUA Guaranteed Notes (11-R5-1A), 0.58%, due 04/06/20 (1)	155,469
35,161	NCUA Guaranteed Notes (11-R6-1A), 0.58%, due 05/07/20 (1)	35,226

	Total Residential Mortgage-Backed Securities — Agency (Cost: $2,887,267)	2,983,662

	Residential Mortgage-Backed Securities — Non-Agency (3.5%)
15,256	Banc of America Funding Corp. (06-G-2A3), 0.369%, due 07/20/36 (1)	15,082

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$25,384	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.6%, due 08/25/43 (1)	$24,914
195,076	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.28%, due 11/25/32 (1)	194,982
38,658	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.2%, due 08/25/34 (1)	38,137
9,804	First Franklin Mortgage Loan Asset-Backed Certificates (05-FF9-A3), 0.48%, due 10/25/35 (1)	9,790
8,763	Home Equity Asset Trust (07-2-2A1), 0.31%, due 07/25/37 (1)	8,748
39,163	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.65%, due 10/25/34 (1)	38,494
51,461	JPMorgan Mortgage Acquisition Corp. (05-WMC1-M1), 0.62%, due 09/25/35 (1)	50,055
2,340	JPMorgan Mortgage Trust (05-A3-3A3), 2.414%, due 06/25/35 (1)	2,338
7,188	Long Beach Mortgage Loan Trust (05-2-M2), 0.89%, due 04/25/35 (1)	7,187
2,020	Morgan Stanley ABS Capital I Inc. Trust (05-WMC6-M1), 0.68%, due 07/25/35 (1)	2,017
42,752	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.65%, due 07/25/34 (1)	40,167
7,039	RAAC Series Trust (06-SP2-A2), 0.37%, due 02/25/36 (1)	7,025
28,711	Residential Accredit Loans, Inc. (02-QS16-A2), 0.75%, due 10/25/17 (1)	27,183
19,409	Residential Asset Mortgage Products, Inc. (05-RS5-AI3), 0.54%, due 05/25/35 (1)	19,136
13,839	Residential Asset Mortgage Products, Inc. (05-RS8-A2), 0.49%, due 10/25/33 (1)	13,730

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $488,139)	498,985

	Corporate Bonds (15.3%)

	Airlines (0.3%)
50,000	JetBlue Airways Corp. Pass-Through Trust (04-2-G2), 0.74%, due 05/15/18 (EETC) (1)	45,437

	Banks (4.5%)
50,000	Abbey National Treasury Services PLC (United Kingdom), 1.856%, due 04/25/14 (1)	50,286
150,000	Bank of America Corp., 1.696%, due 01/30/14 (1)	151,267
50,000	Bank of New York Mellon Corp. (The), 1.7%, due 11/24/14	50,899
30,000	Citigroup, Inc., 6.375%, due 08/12/14	32,085
60,000	Goldman Sachs Group, Inc. (The), 1.296%, due 02/07/14 (1)	60,298
30,000	Goldman Sachs Group, Inc. (The), 3.3%, due 05/03/15	31,295
50,000	JPMorgan Chase Bank N.A., 0.61%, due 06/13/16 (1)	49,352
150,000	Lloyds TSB Bank PLC (United Kingdom), 2.625%, due 01/24/14 (1)	152,244
60,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.55%, due 09/18/15	61,806

	Total Banks	639,532

	Diversified Financial Services (0.4%)
50,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (2)	53,500

	Electric (0.9%)
84,046	Mirant Mid-Atlantic Pass-Through Certificates, Series B, 9.125%, due 06/30/17	93,921
30,000	PNM Resources, Inc., 9.25%, due 05/15/15	34,163

	Total Electric	128,084

	Engineering & Construction (1.5%)
200,000	Heathrow Funding, Ltd., (144A), 2.5%, due 06/25/15 (2)	206,100

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Food (0.4%)
$50,000	Kraft Foods Group, Inc., 1.625%, due 06/04/15	$50,894

	Gas (0.7%)
100,000	Florida Gas Transmission Co. LLC, (144A), 4%, due 07/15/15 (2)	106,490

	Insurance (1.2%)
60,000	Farmers Insurance Exchange, (144A), 6%, due 08/01/14 (2)	62,826
100,000	Metropolitan Life Global Funding I, (144A), 1.7%, due 06/29/15 (2)	101,982

	Total Insurance	164,808

	Real Estate (1.2%)
50,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	56,216
100,000	WEA Finance LLC, (144A), 7.5%, due 06/02/14 (2)	107,102

	Total Real Estate	163,318

	REIT (3.1%)
100,000	Camden Property Trust, 5%, due 06/15/15	108,024
200,000	Duke Realty LP, 5.4%, due 08/15/14	210,547
30,000	Health Care REIT, Inc., 6%, due 11/15/13	30,827
85,000	Pan Pacific Retail Properties Inc, 5.25%, due 09/01/15	93,061

	Total REIT	442,459

	Telecommunications (1.1%)
100,000	AT&T, Inc., 2.5%, due 08/15/15	103,882
50,000	Verizon Communications, Inc., 1.95%, due 03/28/14	50,677

	Total Telecommunications	154,559

	Total Corporate Bonds (Cost: $2,133,644)	2,155,181

	Municipal Bonds (2.1%)
150,000	Illinois State Build America Bonds, 4.071%, due 01/01/14	153,096
125,000	State of California, General Obligation Unlimited, 5.95%, due 04/01/16	143,408

	Total Municipal Bonds (Cost: $291,920)	296,504

	U.S. Government Agency Obligations (9.2%)
90,000	Federal Home Loan Bank, 0.21%, due 11/15/13 (1)	90,047
140,000	Federal Home Loan Bank, 0.5%, due 01/08/16	140,072
130,000	Federal Home Loan Mortgage Corp., 0.5%, due 09/14/15	130,056
65,000	Federal Home Loan Mortgage Corp., 0.6%, due 03/28/16	65,085
70,000	Federal Home Loan Mortgage Corp., 0.75%, due 10/05/16	70,072
150,000	Federal National Mortgage Association, 0.5%, due 11/06/15	150,025
140,000	Federal National Mortgage Association, 0.5%, due 01/15/16	140,061
125,000	Federal National Mortgage Association, 0.5%, due 01/29/16	125,086
140,000	Federal National Mortgage Association, 0.625%, due 02/22/16	140,044
150,000	Federal National Mortgage Association, 0.625%, due 05/23/16	150,047
95,000	Federal National Mortgage Association, 0.65%, due 03/28/16	95,110

	Total U.S. Government Agency Obligations (Cost: $1,294,813)	1,295,705

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	U.S. Treasury Securities (15.8%)
$546,220	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (5)	$565,764
1,173,490	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (5)	1,196,960
60,778	U.S. Treasury Inflation Indexed Note, 1.625%, due 01/15/15 (5)	63,850
170,604	U.S. Treasury Inflation Indexed Note, 1.875%, due 07/15/13 (5)	171,496
50,246	U.S. Treasury Inflation Indexed Note, 2%, due 01/15/14 (5)	51,239
116,977	U.S. Treasury Inflation Indexed Note, 2%, due 07/15/14 (5)	121,995
50,000	U.S. Treasury Note, 0.25%, due 08/15/15	50,004

	Total U.S. Treasury Securities (Cost: $2,242,249)	2,221,308

	Total Fixed Income Securities (Cost: $10,886,774) (78.1%)	10,989,805

Number of Shares	Money Market Investments (Cost: $21,000) (0.1%)
21,000	DWS Money Market Series — Institutional Shares, 0.1% (6)	21,000

Principal Amount	Short-Term Investments
	Discount Notes (22.6%)
$270,000	Federal Home Loan Bank Discount Note, 0.075%, due 07/17/13 (7)	269,977
110,000	Federal Home Loan Bank Discount Note, 0.125%, due 06/07/13 (7)	109,986
560,000	Federal Home Loan Mortgage Corp. Discount Note, 0.065%, due 07/15/13 (7)	559,954
295,000	Federal Home Loan Mortgage Corp. Discount Note, 0.11%, due 06/10/13 (7)	294,964
995,000	Federal Home Loan Mortgage Corp. Discount Note, 0.135%, due 07/01/13 (7)	994,932
200,000	Federal National Mortgage Association Discount Note, 0.075%, due 07/19/13 (7)	199,982
165,000	Federal National Mortgage Association Discount Note, 0.085%, due 08/07/13 (7)	164,973
135,000	Federal National Mortgage Association Discount Note, 0.12%, due 07/03/13 (7)	134,991
450,000	Federal National Mortgage Association Discount Note, 0.13%, due 08/14/13 (7)	449,921

	Total Discount Notes (Cost: $3,179,333)	3,179,680

	Repurchase Agreement (Cost: $268,397) (1.9%)
268,397	State Street Bank & Trust Company, 0.01%, due 05/01/13 (collateralized by $275,000 Federal National Mortgage Association, 2.14%, due 11/07/22, valued at $278,152) (Total Amount to be Received Upon Repurchase $268,397)	268,397

	Total Short-Term Investments (Cost: $3,447,730) (24.5%)	3,448,077

	Total Investments (Cost: $14,355,504) (102.7%)	14,458,882
	Liabilities in Excess of Other Assets (-2.7%)	(373,903)

	Net Assets (100.0%)	$14,084,979

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2013

Notes to the Schedule of Investments:

PAC -	Planned Amortization Class.
REIT -	Real Estate Investment Trust.
TAC -	Target Amortization Class.
TBA -	To be Announced.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2013.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $801,877 or 5.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 2)
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.
(6)	Rate disclosed, the 7-day net yield, is as of April 30, 2013.
(7)	Rate shown represents yield-to-maturity.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Airlines	0.3%
Banks	4.5
Commercial Mortgage-Backed Securities — Agency	2.1
Commercial Mortgage-Backed Securities — Non-Agency	8.9
Diversified Financial Services	0.4
Electric	0.9
Engineering & Construction	1.5
Food	0.4
Gas	0.7
Insurance	1.2
Real Estate	1.2
REIT	3.1
Residential Mortgage-Backed Securities — Agency	21.2
Residential Mortgage-Backed Securities — Non-Agency	3.5
Telecommunications	1.1
Municipal Bonds	2.1
U.S. Government Agency Obligations	9.2
U.S. Treasury Securities	15.8
Money Market Investments	0.1
Short-Term Investments	24.5

Total	102.7%

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (5.8% of Net Assets)
$20,000,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.3%, due 12/27/44 (1)(2)	$20,275,000
15,510,480	Access Group, Inc. (05-2-A3), 0.469%, due 11/22/24 (2)	15,342,169
11,547,026	Bayview Commercial Asset Trust (04-1-A), (144A), 0.56%, due 04/25/34 (1)(2)	10,940,865
16,695,670	Bayview Commercial Asset Trust (06-1A-A1), (144A), 0.47%, due 04/25/36 (1)(2)	14,217,478
20,600,000	Brazos Higher Education Authority, Inc. (05-3-A15), 0.424%, due 03/25/25 (2)	20,482,514
18,700,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.338%, due 11/25/33 (2)	19,133,286
21,600,000	Brazos Higher Education Authority, Inc. (11-2-A2), 1.126%, due 07/25/29 (2)	21,914,669
11,775,000	Brazos Higher Education Authority, Inc. (11-2-A3), 1.276%, due 10/27/36 (2)	11,826,788
7,358,644	CIT Education Loan Trust (07-1-A), (144A), 0.374%, due 03/25/42 (1)(2)	6,815,643
16,780,000	College Loan Corp. Trust (07-1-A3), 0.376%, due 04/25/29 (2)	15,492,605
13,619,808	Collegiate Funding Services Education Loan Trust (04-A-A3), 0.494%, due 09/28/26 (2)	13,545,498
17,311,761	Educational Funding of the South, Inc. (12-1-A), 1.25%, due 03/25/36 (2)	17,526,098
16,675,000	EFS Volunteer LLC (10-1-A2), (144A), 1.126%, due 10/25/35 (1)(2)	16,524,705
7,225,000	EFS Volunteer No 2 LLC (12-1-A2), (144A), 1.554%, due 03/25/36 (1)(2)	7,367,280
17,750,000	EFS Volunteer No 3 LLC (12-1-A3), (144A), 1.204%, due 04/25/33 (1)(2)	17,810,208
8,737,095	GE Business Loan Trust (04-2A-A), (144A), 0.419%, due 12/15/32 (1)(2)	8,341,148
12,650,000	Goal Capital Funding Trust (05-2-A3), 0.458%, due 05/28/30 (2)	12,323,920
17,775,000	Goal Capital Funding Trust (06-1-A3), 0.408%, due 11/25/26 (2)	17,427,001
9,000,000	Greyrock CDO, Ltd. (05-1X-A2L), (Reg. S), 0.71%, due 11/15/17 (3)	8,851,716
16,524,298	Jasper CLO, Ltd. (05-1A-A), (144A), 0.568%, due 08/01/17 (1)(2)	16,221,589
10,201,583	JFIN CLO, Ltd. (07-1A-A1A), (144A), 0.481%, due 07/20/21 (1)(2)	10,011,874
16,078,565	KKR Financial Corp. (07-AA-A), (144A), 1.027%, due 10/15/17 (1)(2)	16,023,930
18,000,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.249%, due 07/20/43 (2)	18,045,016
12,000,000	National Collegiate Master Student Loan Trust I (02-2-AR10), (144A), 3.699%, due 11/01/42 (1)(2)	11,940,000
9,700,000	National Collegiate Master Student Loan Trust I (02-2-AR9), (144A), 3.699%, due 11/01/42 (1)(2)	9,693,986
14,000,000	National Collegiate Student Loan Trust (06-3-A3), 0.35%, due 10/25/27 (2)	13,208,090
6,425,000	National Collegiate Student Loan Trust (07-1-A3), 0.44%, due 07/25/30 (2)	4,928,493
15,000,000	National Collegiate Student Loan Trust (07-3-A2A4), 3.7%, due 12/26/25 (2)	14,475,000
7,950,000	National Collegiate Student Loan Trust (07-4-A2A3), 3.698%, due 12/26/25 (2)	7,945,071
13,960,431	Pangaea CLO, Ltd. (07-1A-A1), (144A), 0.526%, due 10/21/21 (1)(2)	13,412,191
16,000,000	Panhandle-Plains Higher Education Authority, Inc. (11-1-A3), 1.234%, due 10/01/37 (2)	15,976,078
3,457,430	Red River CLO, Ltd. (1A-A), (144A), 0.568%, due 07/27/18 (1)(2)	3,346,391
9,500,000	SLM Private Credit Student Loan Trust (04-A-A3), 0.68%, due 06/15/33 (2)	8,562,863
10,000,000	SLM Private Credit Student Loan Trust (04-B-A3), 0.61%, due 03/15/24 (2)	9,010,080
7,544,000	SLM Student Loan Trust (05-5-A5), 1.026%, due 10/25/40 (2)	7,363,857
17,785,000	SLM Student Loan Trust (08-5-A4), 1.976%, due 07/25/23 (2)	18,678,981
20,000,000	SLM Student Loan Trust (08-6-A3), 1.026%, due 01/25/19 (2)	20,283,634
12,800,000	SLM Student Loan Trust (11-1-A2), 1.35%, due 10/25/34 (2)	13,113,117
17,840,000	SLM Student Loan Trust (11-2-A2), 1.4%, due 10/25/34 (2)	18,485,009
11,006,651	SLM Student Loan Trust (12-2-A), 0.9%, due 01/25/29 (2)	11,154,548
10,000,000	South Carolina Student Loan Corp. (06-1-A2), 0.407%, due 12/01/22 (2)	9,678,000
7,000,000	Telos CLO, Ltd. (06-1A-A2), (144A), 0.678%, due 10/11/21 (1)(2)	6,709,248

	Total Asset-Backed Securities (Cost: $588,537,963)	554,425,637

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (5.7%)
$45,330,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K005-A2), 4.317%, due 11/25/19 (4)	$52,137,478
24,280,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K007-A2), 4.224%, due 03/25/20 (4)	27,872,639
29,110,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20 (4)	32,736,291
31,480,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K010-A2), 4.333%, due 10/25/20 (4)	36,460,262
25,890,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (2)(4)	29,407,648
37,335,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K020-A2), 2.373%, due 05/25/22 (4)	38,022,673
50,861,332	Federal National Mortgage Association (12-M12-1A), 2.935%, due 08/25/22 (ACES) (2)(4)	53,931,047
35,682,631	Federal National Mortgage Association (12-M15-A), 2.745%, due 10/25/22 (ACES) (2)(4)	37,205,334
7,189,804	Federal National Mortgage Association, Pool #957876, 4.873%, due 05/01/18 (2)(4)	7,517,402
14,173,773	Federal National Mortgage Association, Pool #AD0791, 4.762%, due 02/01/20 (4)	16,679,330
11,554,215	Federal National Mortgage Association, Pool #AD0895, 4.501%, due 07/01/19 (4)	13,388,111
3,034,914	Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20 (4)	3,400,443
19,764,074	Federal National Mortgage Association, Pool #AL0290, 4.446%, due 04/01/21 (4)	23,119,621
22,277,622	Federal National Mortgage Association, Pool #AL0600, 4.304%, due 07/01/21 (4)	25,990,562
13,201,384	Federal National Mortgage Association, Pool #AL0602, 4.317%, due 07/01/21 (4)	15,405,913
16,360,242	Federal National Mortgage Association, Pool #AL2660, 2.627%, due 10/01/22 (4)	17,123,161
45,933,697	Federal National Mortgage Association, Pool #AL3366, 2.437%, due 02/01/23 (4)	47,349,009
46,383,600	Federal National Mortgage Association, Pool #AL3400, 2.545%, due 03/01/23 (4)	48,071,365
13,721,706	Federal National Mortgage Association, Pool #FN0003, 4.301%, due 01/01/21 (4)	15,919,464

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $527,329,327)	541,737,753

	Commercial Mortgage-Backed Securities — Non-Agency (3.8%)
5,577,577	Banc of America Large Loan, Inc. (10-UB4-A4A), (144A), 5.033%, due 12/20/41 (1)(2)	5,808,489
24,185,000	Bear Stearns Commercial Mortgage Securities Trust (05-T20-A4A), 5.298%, due 10/12/42 (2)	26,510,354
14,102,399	Bear Stearns Commercial Mortgage Securities Trust (04-T14-A4), 5.2%, due 01/12/41 (2)	14,400,974
10,301,320	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	11,848,784
28,427,076	DBRR Trust (12-EZ1-A), (144A), 0.946%, due 09/25/45 (1)(2)	28,489,388
32,097,235	DBRR Trust (13-EZ2-A), (144A), 0.853%, due 02/25/45 (1)(2)	32,080,027
32,700,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	36,033,569
1,150,000	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43	1,310,281
25,000,000	Morgan Stanley Capital I Trust (06-T21-A4), 5.162%, due 10/12/52 (2)	27,355,325
14,260,000	Morgan Stanley Capital I Trust (06-T23-A4), 5.995%, due 08/12/41 (2)	16,239,987
23,803,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49 (2)	27,333,770

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Non-Agency (Continued)
$12,935,000	Morgan Stanley Capital I Trust (07-T27-A4), 5.816%, due 06/11/42 (2)	$15,154,413
8,951,933	Morgan Stanley Capital I Trust (11-C2-A1), (144A), 1.48%, due 06/15/44 (1)	9,044,971
5,905,000	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	6,325,938
3,460,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	3,914,727
11,000,000	RBSCF Trust (10-MB1-A2), (144A), 3.686%, due 04/15/24 (1)	11,557,557
31,915,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	35,034,372
19,905,000	WF-RBS Commercial Mortgage Trust (12-C7-A2), 3.431%, due 06/15/45	21,370,107
17,100,000	WF-RBS Commercial Mortgage Trust (12-C8-A2), 1.881%, due 08/15/45	17,604,382
16,275,000	WF-RBS Commercial Mortgage Trust (12-C8-A3), 3.001%, due 08/15/45	16,949,208

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $351,722,058)	364,366,623

	Residential Mortgage-Backed Securities — Agency (37.0%)
529,607	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26 (4)	596,356
714,814	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31 (4)	796,184
11,158,483	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC) (4)	12,234,459
26,211,588	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC) (4)	29,047,031
2,732,743	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23 (4)	2,945,970
2,352,061	Federal Home Loan Mortgage Corp. (2647-OV), 0.01%, due 07/15/33 (P/O) (4)	2,272,759
10,151,099	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC) (4)	10,756,753
6,007,008	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23 (4)	6,461,150
7,817,146	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23 (4)	8,465,064
28,802,140	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC) (4)	33,735,832
63,058,446	Federal Home Loan Mortgage Corp. (276-30), 3%, due 09/15/42 (4)	65,192,182
17,774,498	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19 (4)	18,804,531
69,196,147	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42 (4)	71,549,545
13,576,335	Federal Home Loan Mortgage Corp. (2773-EG), 4.5%, due 04/15/19 (PAC) (4)	14,440,584
2,925,680	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC) (4)	3,137,946
1,425,782	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O) (4)	1,375,396
10,000,000	Federal Home Loan Mortgage Corp. (2999-ND), 4.5%, due 07/15/20 (PAC) (4)	10,716,727
7,669,429	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC) (4)	7,865,819
7,461,073	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35 (4)	8,196,629
50,000,000	Federal Home Loan Mortgage Corp. (3063-YG), 5.5%, due 11/15/35 (PAC) (4)	58,627,250
1,634,023	Federal Home Loan Mortgage Corp. (3111-HK), 5.75%, due 02/15/36 (PAC) (4)	1,703,346
31,948,185	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36 (4)	36,483,616
18,250,000	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26 (4)	20,626,679
16,571,298	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC) (4)	15,083,111
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32 (4)	8,358,068
28,341,774	Federal Home Loan Mortgage Corp. (3315-S), 6.211%, due 05/15/37 (I/O) (I/F) (2)(4)	3,180,568
14,868,637	Federal Home Loan Mortgage Corp. (3376-SX), 5.841%, due 10/15/37 (I/O) (I/F) (2)(4)	2,277,893
6,648,056	Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36 (4)	6,895,494

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$22,847,337	Federal Home Loan Mortgage Corp. (3410-IS), 6.071%, due 02/15/38 (I/O) (I/F) (2)(4)	$2,955,730
17,337,721	Federal Home Loan Mortgage Corp. (3424-BI), 6.601%, due 04/15/38 (I/O) (I/F) (2)(4)	3,031,613
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24 (4)	8,835,366
8,956,342	Federal Home Loan Mortgage Corp. (3519-SH), 5.301%, due 07/15/37 (I/O) (I/F) (2)(4)	995,489
37,065,139	Federal Home Loan Mortgage Corp. (3531-SC), 6.101%, due 05/15/39 (I/O) (I/F) (2)(4)	4,597,812
9,483,056	Federal Home Loan Mortgage Corp. (3541-SA), 6.551%, due 06/15/39 (I/O) (I/F) (2)(4)	1,068,332
34,891,894	Federal Home Loan Mortgage Corp. (3550-GS), 6.551%, due 07/15/39 (I/O) (I/F) (2)(4)	5,348,379
13,513,296	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32 (4)	14,803,644
37,500,000	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29 (4)	41,631,263
19,487,669	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29 (4)	21,610,387
24,666,667	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29 (4)	26,609,685
44,823,721	Federal Home Loan Mortgage Corp. (3563-BD), 4%, due 08/15/24 (4)	47,564,182
25,000,000	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24 (4)	27,144,000
4,419,630	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37 (4)	4,763,277
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC) (4)	23,406,967
6,650,785	Federal Home Loan Mortgage Corp. (3645-KH), 5.5%, due 08/15/36 (4)	6,725,864
20,025,406	Federal Home Loan Mortgage Corp. (3719-PJ), 4.5%, due 09/15/40 (PAC) (4)	23,189,977
8,794,513	Federal Home Loan Mortgage Corp. (3770-ZB), 5%, due 12/15/40 (4)	9,782,775
39,731,752	Federal Home Loan Mortgage Corp. (3788-SB), 6.281%, due 01/15/41 (I/O) (I/F) (2)(4)	5,410,261
9,108,028	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC) (4)	8,788,829
10,470,000	Federal Home Loan Mortgage Corp. (3930-KE), 4%, due 09/15/41 (PAC) (4)	11,752,669
16,236,152	Federal Home Loan Mortgage Corp. (4030-HS), 6.411%, due 04/15/42 (I/O) (2)(4)	2,512,611
22,950,193	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35 (4)	25,041,709
6,306	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15 (2)(4)	6,375
14,171,750	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39 (4)	15,562,092
58,192,865	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40 (4)	65,363,541
17,520,646	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40 (4)	19,591,995
36,558,697	Federal Home Loan Mortgage Corp., Pool #A97038, 4%, due 02/01/41 (4)	40,107,459
35,426	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19 (4)	37,691
26,448	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19 (4)	28,139
109,415	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19 (4)	116,408
46,401	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19 (4)	49,367
54,074,826	Federal Home Loan Mortgage Corp., Pool #C03805, 3.5%, due 04/01/42 (4)	58,082,386
174,919	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22 (4)	190,605
49,900,021	Federal Home Loan Mortgage Corp., Pool #E04113, 2.5%, due 11/01/27 (4)	52,157,218
691,919	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35 (4)	745,394
58,141,855	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40 (4)	64,612,405

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$1,107,927	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20 (4)	$1,181,339
2,733,152	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22 (4)	2,912,723
3,474,336	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20 (4)	3,704,547
4,037,348	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24 (4)	4,481,360
37,398	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21 (4)	41,770
7,491,209	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29 (4)	8,154,523
7,593,486	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28 (4)	8,265,856
10,496,196	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29 (4)	11,349,421
934,843	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37 (4)	993,198
36,467,529	Federal Home Loan Mortgage Corp., Pool #J13884, 3.5%, due 12/01/25 (4)	39,133,933
9,754,206	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38 (4)	10,532,446
12,980,379	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36 (4)	13,909,793
63,590,540	Federal Home Loan Mortgage Corp., Pool #Q09896, 3.5%, due 08/01/42 (4)	67,667,417
80,285,000	Federal Home Loan Mortgage Corp., TBA, 3% (5)	83,634,394
745,406	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31 (4)	838,649
5,526,972	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18 (4)	5,790,108
2,771,708	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC) (4)	2,986,846
6,716,547	Federal National Mortgage Association (03-54-PG), 5.5%, due 09/25/32 (PAC) (4)	6,842,797
1,898,093	Federal National Mortgage Association (04-52-SW), 6.9%, due 07/25/34 (I/O) (I/F) (2)(4)	371,853
6,317,378	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24 (4)	6,861,098
6,758,637	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29 (4)	7,287,588
24,671,788	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC) (4)	26,871,106
1,011,573	Federal National Mortgage Association (05-74-CP), 24.015%, due 05/25/35 (I/F) (PAC) (2)(4)	1,548,090
12,156,048	Federal National Mortgage Association (07-20-SI), 6.25%, due 03/25/37 (I/O) (I/F) (2)(4)	1,441,751
11,531,678	Federal National Mortgage Association (07-21-SE), 6.24%, due 03/25/37 (I/O) (I/F) (2)(4)	1,644,994
14,920,525	Federal National Mortgage Association (07-56-SG), 6.21%, due 06/25/37 (I/O) (I/F) (2)(4)	1,877,151
33,614,495	Federal National Mortgage Association (07-58-SV), 6.55%, due 06/25/37 (I/O) (I/F) (2)(4)	4,312,098
2,784,606	Federal National Mortgage Association (07-61-AB), 6%, due 01/25/36 (4)	2,846,929
1,420,547	Federal National Mortgage Association (07-64-AN), 6%, due 09/25/36 (4)	1,470,171
7,407,978	Federal National Mortgage Association (07-65-S), 6.4%, due 07/25/37 (I/O) (I/F) (2)(4)	983,101
15,430,840	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37 (4)	16,855,806
2,965,075	Federal National Mortgage Association (07-88-FY), 0.66%, due 09/25/37 (2)(4)	2,970,966
32,625,551	Federal National Mortgage Association (07-103-AI), 6.3%, due 03/25/37 (I/O) (I/F) (2)(4)	5,250,534
31,130,514	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37 (4)	36,207,463

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$33,309,865	Federal National Mortgage Association (08-1-AI), 6.05%, due 05/25/37 (I/O) (I/F) (2)(4)	$4,672,042
21,271,666	Federal National Mortgage Association (08-13-SB), 6.04%, due 03/25/38 (I/O) (I/F) (2)(4)	3,558,999
29,170,618	Federal National Mortgage Association (08-23-SB), 6.65%, due 04/25/38 (I/O) (I/F) (2)(4)	4,869,049
6,611,751	Federal National Mortgage Association (08-35-SD), 6.25%, due 05/25/38 (I/O) (I/F) (2)(4)	926,234
46,038,694	Federal National Mortgage Association (08-66-SG), 5.87%, due 08/25/38 (I/O) (I/F) (2)(4)	7,134,285
24,066,238	Federal National Mortgage Association (08-68-SA), 5.77%, due 08/25/38 (I/O) (I/F) (2)(4)	3,321,499
8,153,639	Federal National Mortgage Association (09-26-KB), 4%, due 04/25/24 (4)	8,883,031
18,599,929	Federal National Mortgage Association (09-3-SH), 5.25%, due 06/25/37 (I/O) (I/F) (2)(4)	2,077,011
7,195,841	Federal National Mortgage Association (09-47-SV), 6.55%, due 07/25/39 (I/O) (I/F) (2)(4)	914,129
23,200,780	Federal National Mortgage Association (09-51-SA), 6.55%, due 07/25/39 (I/O) (I/F) (2)(4)	3,258,925
10,677,258	Federal National Mortgage Association (09-6-SD), 5.35%, due 02/25/39 (I/O) (I/F) (2)(4)	1,426,041
19,700,000	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24 (4)	21,074,345
26,860,368	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29 (4)	29,442,020
34,000,000	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29 (4)	37,258,489
6,179,549	Federal National Mortgage Association (09-72-JS), 7.05%, due 09/25/39 (I/O) (I/F) (2)(4)	728,525
55,967,659	Federal National Mortgage Association (09-89-BZ), 4.5%, due 11/25/39 (4)	59,758,421
40,419,951	Federal National Mortgage Association (09-91-DZ), 4.5%, due 11/25/39 (4)	42,920,418
20,937,000	Federal National Mortgage Association (10-136-CX), 4%, due 08/25/39 (PAC) (4)	23,484,509
37,925,066	Federal National Mortgage Association (10-99-NI), 6%, due 09/25/40 (I/O) (4)	4,519,712
50,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41 (4)	56,202,350
227,123	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC) (2)(4)	269,563
1,301,177	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O) (4)	1,139,623
94,369	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22 (4)	107,622
195,822	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17 (4)	209,711
512,942	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23 (4)	561,458
7,025,579	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29 (4)	7,611,570
5,319,866	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47 (4)	5,790,185
15,937,983	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33 (4)	17,493,494
1,644,449	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18 (4)	1,758,980
72,669	Federal National Mortgage Association, Pool #661856, 2.674%, due 10/01/32 (2)(4)	72,589
679,930	Federal National Mortgage Association, Pool #671133, 1.922%, due 02/01/33 (2)(4)	705,208

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$174,512	Federal National Mortgage Association, Pool #672272, 2.492%, due 12/01/32 (2)(4)	$186,267
521,478	Federal National Mortgage Association, Pool #676766, 2.454%, due 01/01/33 (2)(4)	553,690
355,790	Federal National Mortgage Association, Pool #687847, 2.409%, due 02/01/33 (2)(4)	377,729
1,116,524	Federal National Mortgage Association, Pool #692104, 1.919%, due 02/01/33 (2)(4)	1,159,123
708,457	Federal National Mortgage Association, Pool #699866, 2.381%, due 04/01/33 (2)(4)	758,572
407,038	Federal National Mortgage Association, Pool #704454, 2.497%, due 05/01/33 (2)(4)	431,463
522,293	Federal National Mortgage Association, Pool #708820, 4.776%, due 06/01/33 (2)(4)	553,616
886,710	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19 (4)	950,184
355,941	Federal National Mortgage Association, Pool #728824, 2.693%, due 07/01/33 (2)(4)	383,070
1,878,759	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33 (4)	2,024,817
55,063	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19 (4)	59,460
2,539,297	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37 (4)	2,918,780
4,252,304	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38 (4)	4,561,800
7,481,287	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28 (4)	8,105,287
2,705,279	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23 (4)	2,904,821
12,841,944	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24 (4)	14,380,306
9,567,229	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49 (4)	10,341,296
18,975,094	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28 (4)	20,931,346
11,940,331	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29 (4)	13,100,433
8,888,233	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38 (4)	9,587,255
78,655,323	Federal National Mortgage Association, Pool #AB1617, 4%, due 10/01/40 (4)	87,312,785
66,824,567	Federal National Mortgage Association, Pool #AB4044, 3.5%, due 12/01/41 (4)	71,572,767
33,943,853	Federal National Mortgage Association, Pool #AB6210, 3%, due 09/01/42 (4)	35,544,252
13,014,599	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29 (4)	14,288,479
30,993,993	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37 (4)	34,368,234
34,453,365	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40 (4)	37,816,619
23,988,264	Federal National Mortgage Association, Pool #AL1594, 6%, due 07/01/40 (4)	26,329,941
41,433,096	Federal National Mortgage Association, Pool #AO3261, 3%, due 10/01/27 (4)	43,776,656
21,739,466	Federal National Mortgage Association, Pool #MA0171, 4.5%, due 09/01/29 (4)	23,518,624
17,119,710	Federal National Mortgage Association, Pool #MA0843, 4.5%, due 09/01/41 (4)	18,495,807
125,891,811	Federal National Mortgage Association, Pool #MA1237, 3%, due 11/01/32 (4)	133,032,237
57,348,728	Federal National Mortgage Association, Pool #MA1241, 2.5%, due 11/01/22 (4)	60,312,492
81,814,874	Federal National Mortgage Association, Pool #MA1278, 2.5%, due 12/01/22 (4)	86,052,629
80,310,000	Federal National Mortgage Association, TBA, 2% (5)	82,305,206
393,485,000	Federal National Mortgage Association, TBA, 2.5% (5)	411,437,753
69,460,000	Federal National Mortgage Association, TBA, 2.5% (5)	70,317,400
89,000,000	Federal National Mortgage Association, TBA, 3% (5)	93,088,437

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$62,090,000	Federal National Mortgage Association, TBA, 6% (5)	$67,881,833
1,997,349	Government National Mortgage Association (03-42-SH), 6.351%, due 05/20/33 (I/O) (I/F) (2)(4)	339,742
56,335,714	Government National Mortgage Association (10-116-MP), 3.5%, due 09/16/40 (PAC) (4)	61,279,286
15,214,700	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O) (4)	11,347,432
36,696,417	Government National Mortgage Association, Pool #782902, 4.5%, due 02/15/40 (4)	41,284,904
625,308	Government National Mortgage Association II, Pool #80963, 1.75%, due 07/20/34 (2)(4)	645,119
105,733	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34 (4)	120,061
56,500,000	Government National Mortgage Association II, TBA, 3% (5)	60,040,075

	Total Residential Mortgage-Backed Securities — Agency (Cost: $3,325,580,984)	3,516,198,779

	Residential Mortgage-Backed Securities — Non-Agency (34.3%)
15,107,199	Accredited Mortgage Loan Trust (05-3-A2D), 0.57%, due 09/25/35 (2)	14,923,979
19,494,000	ACE Securities Corp. (06-ASP1-A2D), 0.51%, due 12/25/35 (2)	17,183,750
23,440,368	ACE Securities Corp. (07-ASP1-A2C), 0.46%, due 03/25/37 (2)	14,005,432
12,598,949	ACE Securities Corp. (07-ASP1-A2D), 0.58%, due 03/25/37 (2)	7,608,996
3,602,098	Adjustable Rate Mortgage Trust (04-5-3A1), 2.765%, due 04/25/35 (2)	3,733,802
54,977,052	American Home Mortgage Assets (07-1-A1), 0.877%, due 02/25/47 (2)	34,175,506
23,002,000	Ameriquest Mortgage Securities, Inc. (05-R10-A2C), 0.53%, due 01/25/36 (2)	22,705,734
10,275,000	Asset-Backed Funding Certificates (05-HE2-M2), 0.95%, due 06/25/35 (2)	10,144,754
5,137,496	Asset-Backed Securities Corp. Home Equity (05-HE5-M2), 0.64%, due 06/25/35 (2)	5,102,828
45,639,267	Asset-Backed Securities Corp. Home Equity (06-HE7-A4), 0.34%, due 11/25/36 (2)	26,958,156
52,114,000	Asset-Backed Securities Corp. Home Equity (07-HE1-A4), 0.34%, due 12/25/36 (2)	36,297,328
1,900,695	Banc of America Alternative Loan Trust (03-3-A4), 5.75%, due 05/25/33	2,027,201
625,513	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	683,471
15,326,458	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	16,831,394
946,015	Banc of America Funding Corp. (04-B-3A1), 3.2%, due 12/20/34 (2)	631,801
10,920,998	Banc of America Funding Corp. (06-3-4A14), 5.5%, due 03/25/36	10,964,310
229,094	Banc of America Funding Corp. (06-D-2A1), 2.892%, due 05/20/36 (2)(6)	182,689
10,901,730	Banc of America Funding Corp. (06-D-3A1), 3.017%, due 05/20/36 (2)(6)	9,811,044
26,190,801	Banc of America Funding Corp. (06-G-2A1), 0.419%, due 07/20/36 (2)	24,586,876
13,269,818	Banc of America Funding Corp. (06-G-2A3), 0.369%, due 07/20/36 (2)	13,118,635
1,074,964	Banc of America Funding Corp. (10-R9-3A1), (144A), 5.5%, due 12/26/35 (1)	1,082,436
3,054,582	Banc of America Funding Trust (06-3-4A14), 6%, due 03/25/36	3,112,866
6,805,558	BCAP LLC Trust (07-AA1-1A2), 0.36%, due 02/25/47 (2)(6)	6,032,304
947,727	BCAP LLC Trust (09-RR1-21A1), (144A), 2.618%, due 11/26/34 (1)(2)	957,576
3,456,310	BCAP LLC Trust (09-RR1-22A1), (144A), 2.633%, due 05/26/35 (1)(2)	3,501,841

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$2,084,164	BCAP LLC Trust (09-RR1-23A1), (144A), 2.637%, due 05/26/35 (1)(2)	$2,118,521
1,024,048	BCAP LLC Trust (10-RR8-1A1), (144A), 5.351%, due 08/26/35 (1)(2)	1,027,665
2,815,796	BCAP LLC Trust (11-RR1-8A1), (144A), 3.25%, due 08/28/21 (1)(2)	2,849,667
8,818,930	BCAP LLC Trust (11-RR2-3A6), (144A), 2.943%, due 11/21/35 (1)(2)	8,107,589
1,605,331	BCAP LLC Trust (11-RR3-1A5), (144A), 2.891%, due 05/27/37 (1)(2)	1,574,573
2,146,024	BCAP LLC Trust (11-RR3-5A3), (144A), 5.094%, due 11/27/37 (1)(2)	2,050,921
8,955,627	BCAP LLC Trust (11-RR4-1A3), (144A), 2.908%, due 03/26/36 (1)(2)	8,657,333
7,901,646	BCAP LLC Trust (11-RR4-2A3), (144A), 1%, due 06/26/47 (1)(2)	7,796,317
12,693,398	BCAP LLC Trust (11-RR4-3A3), (144A), 3.981%, due 07/26/36 (1)(2)	11,607,059
14,476,315	BCAP LLC Trust (11-RR5-1A3), (144A), 2.77%, due 03/26/37 (1)(2)	13,940,550
3,817,853	BCAP LLC Trust (11-RR5-2A3), (144A), 2.96%, due 06/26/37 (1)(2)	3,780,980
14,031,964	BCAP LLC Trust (12-RR7-1A1), (144A), 0.374%, due 08/26/36 (1)(2)	13,416,017
6,687,031	BCAP LLC Trust (12-RR8-5A3), (144A), 0.481%, due 05/26/37 (1)(2)	6,479,130
10,896,713	BCAP LLC Trust (12-RR9-1A1), (144A), 0.38%, due 07/26/35 (1)(2)	10,256,640
20,889,000	BCAP LLC Trust (12-RR9-1A1), (144A), 0.825%, due 08/26/36 (1)(2)	20,514,717
15,901,094	BCAP LLC Trust (13-RR2-6A1), (144A), 3%, due 06/26/37 (1)(2)	16,045,665
7,493,000	BCAP LLC Trust (13-RR4-3A1), (144A), 0.348%, due 05/26/37 (1)(2)	7,062,170
2,132,821	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 2.786%, due 02/25/35 (2)	1,821,371
6,036,797	Bear Stearns Adjustable Rate Mortgage Trust (06-2-2A1), 2.988%, due 07/25/36 (2)(6)	4,900,327
662,017	Bear Stearns Adjustable Rate Mortgage Trust (07-1-2A1), 2.822%, due 02/25/47 (2)(6)	527,471
3,705,391	Bear Stearns Alt-A Trust (04-13-A1), 0.94%, due 11/25/34 (2)	3,661,360
12,493	Bear Stearns Alt-A Trust (05-2-2A4), 2.789%, due 04/25/35 (2)	11,201
1,813,995	Bear Stearns Alt-A Trust (06-3-1A1), 0.58%, due 05/25/36 (2)(6)	1,155,312
1,158,220	Bear Stearns Alt-A Trust (06-4-32A1), 3.004%, due 07/25/36 (2)(6)	659,913
3,243,482	Bear Stearns Alt-A Trust (06-8-1A1), 0.36%, due 06/25/46 (2)(6)	1,782,605
4,487,466	Bear Stearns ARM Trust (07-5-3A1), 5.157%, due 08/25/47 (2)(6)	4,016,991
11,984,340	Bear Stearns Asset-Backed Securities Trust (05-HE10-M1), 0.75%, due 11/25/35 (2)	11,579,300
1,162,832	Bear Stearns Mortgage Funding Trust (06-AR3-1A1), 0.38%, due 10/25/36 (2)	840,581
4,736,422	Bear Stearns Mortgage Funding Trust (07-AR4-1A1), 0.4%, due 09/25/47 (2)	3,916,756
14,886,610	BNC Mortgage Loan Trust (07-1-A2), 0.26%, due 03/25/37 (2)	14,803,930
21,149,704	BNC Mortgage Loan Trust (07-2-A2), 0.3%, due 05/25/37 (2)	20,758,591
9,528,927	Carrington Mortgage Loan Trust (05-NC5-A2), 0.52%, due 10/25/35 (2)	9,463,688
16,507,175	Carrington Mortgage Loan Trust (05-NC5-A3), 0.62%, due 10/25/35 (2)	15,653,738
9,150,000	Centex Home Equity (05-D-M1), 0.63%, due 10/25/35 (2)	8,892,684
2,375,492	Chase Mortgage Finance Corp. (06-A1-2A1), 5.331%, due 09/25/36 (2)(6)	2,101,636
14,057,160	Chase Mortgage Finance Corp. (07-A1-8A1), 3.067%, due 02/25/37 (2)	14,124,888
6,135,865	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	5,908,390
24,227,000	Chaseflex Trust (06-1-A3), 5.508%, due 06/25/36 (2)	23,479,209
3,398,654	Citicorp Mortgage Securities Trust, Inc. (07-4-3A1), 5.5%, due 05/25/37	3,363,410
11,060,269	Citicorp Residential Mortgage Securities Trust, Inc. (06-2-A4), 5.775%, due 09/25/36	11,781,307

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$23,203,865	Citigroup Mortgage Loan Trust, Inc. (06-AR9-1A2), 0.37%, due 11/25/36 (2)	$22,814,458
7,259,030	Citigroup Mortgage Loan Trust, Inc. (06-WFH2-A2A), 0.35%, due 08/25/36 (2)	6,874,512
9,602,062	Citigroup Mortgage Loan Trust, Inc. (06-WFH3-A3), 0.35%, due 10/25/36 (2)	9,500,981
7,363,188	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (1)(6)	5,432,795
8,448,120	Citigroup Mortgage Loan Trust, Inc. (07-WFH2-A2), 0.35%, due 03/25/37 (2)	8,429,087
8,144,358	Citigroup Mortgage Loan Trust, Inc. (08-AR4-1A1A), (144A), 2.935%, due 11/25/38 (1)(2)	8,310,420
6,141,551	Citigroup Mortgage Loan Trust, Inc. (09-4-11A1), (144A), 0.65%, due 10/25/36 (1)(2)	6,036,992
3,623,459	Citigroup Mortgage Loan Trust, Inc. (09-5-7A1), (144A), 0.55%, due 07/25/36 (1)(2)	3,363,516
7,874,290	Citigroup Mortgage Loan Trust, Inc. (10-4-4A5), (144A), 5%, due 10/25/35 (1)	8,375,911
1,977,027	Citigroup Mortgage Loan Trust, Inc. (10-6-3A1), (144A), 2.61%, due 07/25/36 (1)(2)	1,992,932
1,268,027	Citigroup Mortgage Loan Trust, Inc. (10-9-5A5), (144A), 9.536%, due 03/25/37 (1)	1,377,709
11,438,007	Citigroup Mortgage Loan Trust, Inc. (11-3-1A6), (144A), 0.28%, due 02/25/47 (1)(2)	11,001,501
17,834,647	Citigroup Mortgage Loan Trust, Inc. (12-10-3A1), (144A), 2.464%, due 12/25/35 (1)(2)	17,899,833
25,988,205	Citigroup Mortgage Loan Trust, Inc. (12-11-1A1), (144A), 0.38%, due 03/25/37 (1)(2)	24,583,740
9,736,606	Citigroup Mortgage Loan Trust, Inc. (12-8-4A1), (144A), 0.34%, due 01/25/37 (1)(2)	8,874,072
3,307,046	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	3,356,083
6,969,438	Conseco Financial Corp. (99-2-A7), 6.44%, due 12/01/30	6,970,376
2,889,518	Countrywide Alternative Loan Trust (05-20CB-4A1), 5.25%, due 07/25/20 (6)	2,911,218
667,475	Countrywide Alternative Loan Trust (05-84-1A1), 2.982%, due 02/25/36 (2)(6)	474,383
3,051,806	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	3,121,956
1,075,490	Countrywide Alternative Loan Trust (05-J5-1A1), 0.5%, due 05/25/35 (2)	1,046,648
3,677,730	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21 (6)	3,721,557
5,537,255	Countrywide Alternative Loan Trust (07- HY5R-2A1A), 5.142%, due 03/25/47 (2)(6)	5,366,802
2,303,631	Countrywide Asset-Backed Certificates (05-1-MV2), 0.64%, due 07/25/35 (2)	2,301,249
37,412,961	Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3), 5.5%, due 08/25/34	39,252,856
24,269,870	Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1), 0.5%, due 05/25/35 (2)	20,661,935
104,234	Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1), 4.938%, due 09/20/35 (2)	92,705
25,009	Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1), 3.144%, due 09/25/47 (2)(6)	20,897
81,557	Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1), 3.149%, due 03/25/37 (2)(6)	56,638
2,330,818	Credit Suisse Commercial Mortgage Trust (10-12R-8A1), (144A), 4%, due 11/26/35 (1)(2)	2,390,824

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$1,080,159	Credit Suisse Commercial Mortgage Trust (10-15R-1A1), (144A), 2%, due 09/26/36 (1)	$1,094,583
2,204,392	Credit Suisse Commercial Mortgage Trust (10-16-A1), (144A), 3%, due 06/25/50 (1)(2)	2,215,257
6,432,122	Credit Suisse Commercial Mortgage Trust (10-1R-8A1), (144A), 2.991%, due 05/27/47 (1)(2)	6,581,874
37,502,352	Credit Suisse Commercial Mortgage Trust (13-2R-2A1), (144A), 2.951%, due 02/27/36 (1)(2)	37,994,585
27,125,274	Credit Suisse Commercial Mortgage-Backed Trust (06-8-3A1), 6%, due 10/25/21 (6)	25,236,867
205,163	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	214,793
4,371,124	Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1), 6.5%, due 12/25/35 (6)	3,609,674
4,984,017	Credit Suisse First Boston Mortgage Securities Corp. (05-11-8A9), 5.25%, due 12/25/35	5,099,602
15,196,874	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36 (6)	12,228,696
13,480,068	Credit Suisse Mortgage Capital Certificates (06-9-5A1), 5.5%, due 11/25/36 (6)	13,012,026
31,633,540	Credit Suisse Mortgage Capital Certificates (07-2-3A4), 5.5%, due 03/25/37	30,283,167
5,294,843	Credit Suisse Mortgage Capital Certificates (10-1R-7A1), (144A), 2.821%, due 07/27/36 (1)(2)	5,310,084
5,862,251	Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2), 3.963%, due 01/25/36	3,956,184
15,708,767	Credit-Based Asset Servicing and Securitization LLC (06-CB6-A1), 0.28%, due 07/25/36 (2)	10,137,062
46,634,090	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.36%, due 10/25/36 (2)	30,934,448
24,515,041	Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4), 0.43%, due 11/25/36 (2)	12,523,165
20,505,000	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C), 5.188%, due 02/25/37	16,400,371
2,187,275	Credit-Based Asset Servicing and Securitization LLC (07-CB4-A2A), 5.082%, due 04/25/37	2,228,642
983,438	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.39%, due 02/25/37 (2)(6)	679,134
987,730	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (07-AR1-A2), 0.38%, due 01/25/47 (2)(6)	514,282
2,157,213	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (07-OA3-A1), 0.34%, due 07/25/47 (2)	1,842,756
3,851,832	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (07-OA4-1A1A), 0.39%, due 08/25/47 (2)	3,115,177
3,497,660	DSLA Mortgage Loan Trust (05-AR6-2A1A), 0.489%, due 10/19/45 (2)	3,093,519
21,100,678	DSLA Mortgage Loan Trust (06-AR2-2A1A), 0.399%, due 10/19/36 (2)	17,491,365
5,158,566	DSLA Mortgage Loan Trust (07-AR1-2A1A), 0.339%, due 04/19/47 (2)	4,283,068

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$7,345,716	Fieldstone Mortgage Investment Corp. (07-1-2A2), 0.47%, due 04/25/47 (2)	$4,581,611
36,005,884	First Franklin Mortgage Loan Asset-Backed Certificates (05-FF10-A4), 0.52%, due 11/25/35 (2)	34,932,448
47,570,147	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF13-A2D), 0.44%, due 10/25/36 (2)	27,521,433
43,482,549	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C), 0.36%, due 12/25/37 (2)	24,492,590
25,516,610	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D), 0.41%, due 12/25/37 (2)	14,489,071
8,975,260	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C), 0.34%, due 01/25/38 (2)	5,111,599
14,596,607	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D), 0.42%, due 01/25/38 (2)	8,625,077
8,276,677	First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1), 2.369%, due 09/25/35 (2)	6,677,002
15,007,692	Fremont Home Loan Trust (05-E-2A4), 0.53%, due 01/25/36 (2)	9,419,458
8,683,982	Fremont Home Loan Trust (06-1-2A3), 0.38%, due 04/25/36 (2)	7,900,062
1,094,483	Greenpoint Mortgage Funding Trust (05-AR3-1A1), 0.44%, due 08/25/45 (2)	908,320
45,408,645	GreenPoint Mortgage Funding Trust (06-AR5-A2A2), 0.35%, due 10/25/46 (2)(6)	41,327,179
2,652,554	GS Mortgage Securities Corp. (09-1R-3A1), (144A), 2.714%, due 11/25/35 (1)(2)	2,685,323
12,425,709	GSAA Home Equity Trust (05-7-AF5), 4.611%, due 05/25/35	12,627,987
3,675,650	GSAA Home Equity Trust (05-9-2A3), 0.57%, due 08/25/35 (2)	3,479,994
65,150	GSAA Home Equity Trust (07-10-A2A), 6.5%, due 11/25/37 (6)	48,096
25,403,832	GSAA Home Equity Trust (07-6-1A2), 0.42%, due 05/25/47 (2)	17,005,833
4,948,863	GSAMP Trust (05-HE1-M1), 0.95%, due 12/25/34 (2)	4,814,848
10,760,314	GSR Mortgage Loan Trust (04-9-3A1), 2.83%, due 08/25/34 (2)	11,016,699
9,731,754	GSR Mortgage Loan Trust (05-4F-4A3), 5.5%, due 05/25/35	10,022,694
36,121,669	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	36,864,186
72,874	GSR Mortgage Loan Trust (07-AR2-2A1), 2.786%, due 05/25/47 (2)(6)	64,456
2,992,162	Harborview Mortgage Loan Trust (05-9-2A1A), 0.539%, due 06/20/35 (2)	2,756,892
46,546,982	Harborview Mortgage Loan Trust (06-8-2A1A), 0.389%, due 07/21/36 (2)	36,235,987
17,194,751	Home Equity Asset Trust (05-8-2A4), 0.56%, due 02/25/36 (2)	16,784,101
7,285,330	Homestar Mortgage Acceptance Corp. (04-3-AV2C), 0.78%, due 07/25/34 (2)	7,242,302
2,546,111	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.65%, due 10/25/34 (2)	2,502,624
1,768,797	HSBC Home Equity Loan Trust USA (06-1-A2), 0.379%, due 01/20/36 (2)	1,733,726
31,134,813	HSBC Home Equity Loan Trust USA (06-2-A1), 0.349%, due 03/20/36 (2)	30,802,231
20,000,000	HSBC Home Equity Loan Trust USA (06-4-M1), 0.459%, due 03/20/36 (2)	18,702,360
21,442,577	HSBC Home Equity Loan Trust USA (07-3-APT), 1.399%, due 11/20/36 (2)	21,406,210
2,851,649	HSI Asset Loan Obligation Trust (07-2-2A12), 6%, due 09/25/37	2,861,852
21,940	Impac CMB Trust (04-5-1A1), 0.92%, due 10/25/34 (2)	21,417
154,273	Impac CMB Trust (05-1-1A1), 0.72%, due 04/25/35 (2)	147,790
2,657,689	Indymac Index Mortgage Loan Trust (04-AR9-4A), 2.705%, due 11/25/34 (2)	2,372,557
13,306,117	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 4.858%, due 11/25/35 (2)(6)	11,105,944
10,810,331	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.432%, due 06/25/35 (2)	9,608,374
8,640,649	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 4.18%, due 08/25/36 (2)(6)	6,464,640

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$17,933,306	Indymac Index Mortgage Loan Trust (06-AR39-A1), 0.38%, due 02/25/37 (2)(6)	$13,544,954
12,174,125	Indymac Index Mortgage Loan Trust (06-AR8-A3A), 0.43%, due 07/25/46 (2)(6)	9,828,780
44,064	Indymac Index Mortgage Loan Trust (07-AR11-1A1), 2.667%, due 06/25/37 (2)(6)	30,263
20,436,626	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 6.449%, due 07/25/37 (2)(6)	13,188,143
31,504,770	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 2.82%, due 05/25/37 (2)(6)	24,582,479
8,495,509	Indymac Index Mortgage Loan Trust (07-AR7-1A1), 3.221%, due 11/25/37 (2)	7,832,901
29,137,241	Indymac Index Mortgage Loan Trust (07-FLX1-A2), 0.38%, due 02/25/37 (2)	27,993,517
1,575,806	Jefferies & Co., Inc. (09-R3-1A1), (144A), 2.879%, due 12/26/35 (1)(2)	1,595,227
5,320,035	Jefferies & Co., Inc. (11-R1-2A1), (144A), 0.344%, due 08/26/47 (1)(2)	5,297,563
16,684,119	JPMorgan Alternative Loan Trust (06-A2-5A1), 5.078%, due 05/25/36 (2)(6)	12,918,931
27,028,943	JPMorgan Alternative Loan Trust (06-A4-A8), 6.2%, due 09/25/36 (2)(6)	25,889,592
10,143,000	JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4), 5.443%, due 10/25/36	7,961,060
13,040,790	JPMorgan Mortgage Acquisition Corp. (06-WMC1-A4), 0.38%, due 03/25/36	10,038,892
28,570,000	JPMorgan Mortgage Acquisition Corp. (07-CH4-A4), 0.36%, due 01/25/36 (2)	22,554,729
1,089,060	JPMorgan Mortgage Trust (05-A6-7A1), 3.025%, due 08/25/35 (2)(6)	1,020,569
10,416,903	JPMorgan Mortgage Trust (06-A2-5A3), 2.903%, due 11/25/33 (2)	10,791,089
1,610,956	JPMorgan Mortgage Trust (06-A4-1A4), 2.958%, due 06/25/36 (2)	1,383,166
62,323	JPMorgan Mortgage Trust (06-A7-2A4R), 2.875%, due 01/25/37 (2)(6)	51,919
4,608,602	JPMorgan Mortgage Trust (06-S2-2A2), 5.875%, due 06/25/21 (6)	4,602,209
1,684,649	JPMorgan Resecuritization Trust Series (10-5-1A1), (144A), 4.5%, due 04/26/37 (1)(2)	1,702,502
2,040,846	JPMorgan Resecuritization Trust Series (10-5-3A1), (144A), 2.654%, due 08/26/36 (1)(2)	2,074,367
15,545,506	JPMorgan Resecuritization Trust Series (12-3-A3), (144A), 0.37%, due 11/26/36 (1)(2)	14,869,565
457,454	Lehman Mortgage Trust (05-1-4A3), 0.55%, due 11/25/35 (2)	454,609
166,347	Lehman Mortgage Trust (05-1-4A4), 19.111%, due 11/25/35 (I/F)(2)(7)	180,335
2,612,953	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	2,560,362
8,952,205	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21 (6)	8,973,431
7,941,055	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27	6,946,160
42,680	Lehman XS Trust (05-5N-1A1), 0.5%, due 11/25/35 (2)	37,475
42,668,992	Lehman XS Trust (06-10N-1A3A), 0.41%, due 07/25/46 (2)(6)	32,081,919
7,263,050	Lehman XS Trust (06-12N-A2A1), 0.35%, due 08/25/46 (2)(6)	7,188,794
11,005,757	Lehman XS Trust (06-12N-A31A), 0.4%, due 08/25/46 (2)(6)	7,253,443
15,804,103	Lehman XS Trust (06-13-1A2), 0.37%, due 09/25/36 (2)(6)	12,722,066
27,194,586	Lehman XS Trust (06-16N-A2A), 0.35%, due 11/25/46 (2)(6)	26,277,095
4,838,159	Lehman XS Trust (06-18N-A2A), 0.35%, due 12/25/36 (2)(6)	4,378,079
16,320,289	Lehman XS Trust (06-19-A2), 0.37%, due 12/25/36 (2)(6)	12,697,234
6,480,729	Lehman XS Trust (06-20-A2), 0.37%, due 01/25/37 (2)(6)	4,739,596
36,733,412	Lehman XS Trust (06-9-A1B), 0.36%, due 05/25/46 (2)(6)	29,482,714
31,194,395	Lehman XS Trust (06-GP1-A2A), 0.37%, due 05/25/46 (2)(6)	30,029,658
19,709,996	Lehman XS Trust (06-GP4-3A2A), 0.36%, due 08/25/46 (2)(6)	18,765,985
848,973	Lehman XS Trust (07-10H-2A2), 7.5%, due 07/25/37 (6)	555,145
7,390,558	Lehman XS Trust (07-14H-A211), 0.46%, due 07/25/47 (2)(6)	3,979,629
6,369,166	Lehman XS Trust (07-4N-1A1), 0.33%, due 03/25/47 (2)(6)	5,771,891

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$2,966,407	Long Beach Mortgage Loan Trust (05-WL3-2A3), 0.53%, due 11/25/35 (2)	$2,958,172
12,591,242	Long Beach Mortgage Loan Trust (06-WL1-1A3), 0.53%, due 01/25/46 (2)	7,173,823
13,175,000	Long Beach Mortgage Loan Trust (06-WL1-2A4), 0.54%, due 01/25/46 (2)	6,859,577
13,092,699	Luminent Mortgage Trust (07-2-1A3), 0.42%, due 05/25/37 (2)	11,648,129
10,950,000	Madison Avenue Manufactured Housing Contract Trust (02-A-B1), 3.45%, due 03/25/32 (2)	10,896,563
22,308,183	MASTR Adjustable Rate Mortgages Trust (04-9-M1), 0.78%, due 11/25/34 (2)	21,990,916
788,541	MASTR Adjustable Rate Mortgages Trust (07-2-A2), 0.31%, due 03/25/47 (2)	775,774
10,394,588	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	10,411,947
94,182	MASTR Alternative Loans Trust (06-2-2A1), 0.6%, due 03/25/36 (2)(6)	20,838
558,861	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	571,158
2,953,626	MASTR Asset-Backed Securities Trust (06-AB1-A2), 0.43%, due 02/25/36 (2)	2,866,979
7,952,745	MASTR Asset-Backed Securities Trust (06-AB1-A4), 5.719%, due 02/25/36	8,398,881
33,047,815	MASTR Asset-Backed Securities Trust (06-HE5-A3), 0.36%, due 11/25/36 (2)	20,637,765
21,829	MASTR Seasoned Securitization Trust (04-1-4A1), 2.816%, due 10/25/32 (2)	22,479
3,176,974	Merrill Lynch Alternative Note Asset Trust (07-A1-A2C), 0.43%, due 01/25/37 (2)	1,432,482
1,634,235	Merrill Lynch Alternative Note Asset Trust (07-A1-A3), 0.36%, due 01/25/37 (2)	670,581
12,373,729	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B), 0.37%, due 04/25/37 (2)	7,091,656
43,302,826	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 0.45%, due 04/25/37 (2)	25,172,539
10,672,228	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 0.54%, due 04/25/37 (2)	6,289,230
6,036,603	Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B), 0.33%, due 06/25/37 (2)	4,513,435
59,003,735	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 0.36%, due 07/25/37 (2)	33,944,849
5,680,252	Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1), 2.578%, due 08/25/36 (2)(6)	5,079,338
5,283,791	Mid-State Trust (05-1-A), 5.745%, due 01/15/40	5,581,796
5,870,084	Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2), 1.16%, due 09/25/34 (2)	5,723,373
7,382,955	Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M2), 0.72%, due 07/25/35 (2)	7,259,128
5,687,000	Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3), 0.73%, due 07/25/35 (2)	5,288,102
13,500,000	Morgan Stanley ABS Capital I, Inc. Trust (05-HE5-M1), 0.62%, due 09/25/35 (2)	13,161,069
4,413,000	Morgan Stanley Home Equity Loan Trust (05-2-M3), 0.875%, due 05/25/35 (2)	3,984,170
11,650,613	Morgan Stanley Mortgage Loan Trust (05-6AR-1A1), 0.48%, due 11/25/35 (2)	11,049,488
4,108,163	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.32%, due 04/25/37 (2)	2,165,795
28,883,439	Morgan Stanley REREMIC Trust (10-R2-2B), (144A), 0.44%, due 05/26/36 (1)(2)	28,424,429
8,156,478	Morgan Stanley REREMIC Trust (13-R3-12A), (144A), 2.913%, due 01/26/47 (1)(2)	8,313,256
855,691	MortgageIT Trust (05-3-A1), 0.5%, due 08/25/35 (2)	790,860
659,468	MortgageIT Trust (05-4-A1), 0.48%, due 10/25/35 (2)	590,936
10,000,000	Nationstar Home Equity Loan Trust (07-B-2AV3), 0.45%, due 04/25/37 (2)	6,493,420
20,937,041	New Century Home Equity Loan Trust (05-2-M1), 0.63%, due 06/25/35 (2)	19,778,720
28,100,000	New Century Home Equity Loan Trust (05-3-M1), 0.68%, due 07/25/35 (2)	27,630,309
13,473,990	Nomura Resecuritization Trust (12-3R-1A1), (144A), 0.377%, due 01/26/37 (1)(2)	12,532,402

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$13,592,150	Novastar Home Equity Loan Trust (06-1-A2C), 0.36%, due 05/25/36 (2)	$8,479,626
6,561,485	Oakwood Mortgage Investors, Inc. (02-A-A4), 6.97%, due 03/15/32 (2)	7,125,563
35,812,492	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (2)	37,486,547
3,282,793	Origen Manufactured Housing Contract Trust (04-A-M2), 6.64%, due 01/15/35 (2)	3,632,657
2,683,573	Origen Manufactured Housing Contract Trust (04-B-B1), 7.5%, due 11/15/35 (2)	2,989,818
1,643,857	Origen Manufactured Housing Contract Trust (04-B-M2), 6.51%, due 11/15/35 (2)	1,793,214
1,545,861	Origen Manufactured Housing Contract Trust (05-A-B), 6.55%, due 06/15/36 (2)	1,650,308
1,261,927	Origen Manufactured Housing Contract Trust (05-A-M2), 5.86%, due 06/15/36 (2)	1,357,615
19,300,000	Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D), 0.47%, due 03/25/37 (2)	10,171,988
26,582,853	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.36%, due 09/25/37 (2)	11,488,633
15,922,201	Park Place Securities, Inc. (05-WCH1-M2), 0.72%, due 01/25/36 (2)	15,622,163
13,009,662	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (6)	12,519,562
10,964,227	RAAC Series Trust (05-SP1-4A1), 7%, due 09/25/34	11,747,390
6,044,982	RAAC Series Trust (07-SP1-A2), 0.55%, due 03/25/37 (2)	5,969,184
4,632,000	RAAC Series Trust (07-SP1-A3), 0.68%, due 03/25/37 (2)	4,299,251
322,119	RBSSP Resecuritization Trust (09-3-1A3), (144A), 5.5%, due 11/26/35 (1)(2)	323,685
3,578,774	RBSSP Resecuritization Trust (10-12-4A1), (144A), 4%, due 05/21/36 (1)(2)	3,670,567
9,616,004	Residential Accredit Loans, Inc. (05-QA8-CB21), 3.49%, due 07/25/35 (2)(6)	8,053,874
3,414,915	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	3,102,709
56,537,823	Residential Accredit Loans, Inc. (06-Q07-2A1), 1.027%, due 09/25/46 (2)(6)	35,925,659
17,339,516	Residential Accredit Loans, Inc. (06-Q09-1A4A), 0.37%, due 12/25/46 (2)(6)	14,678,195
40,333	Residential Accredit Loans, Inc. (06-QA1-A21), 3.853%, due 01/25/36 (2)(6)	30,934
17,238,921	Residential Accredit Loans, Inc. (06-QA10-A2), 0.38%, due 12/25/36 (2)(6)	12,956,308
49,862	Residential Accredit Loans, Inc. (06-QA2-1A1), 0.45%, due 02/25/36 (2)(6)	32,179
11,424,421	Residential Accredit Loans, Inc. (06-QO1-3A1), 0.47%, due 02/25/46 (2)	7,515,510
4,319,155	Residential Accredit Loans, Inc. (06-QO8-1A2A), 0.35%, due 10/25/46 (2)(6)	4,072,842
9,135,435	Residential Accredit Loans, Inc. (06-QO9-1A2A), 0.35%, due 12/25/46 (2)(6)	8,666,029
108,601,228	Residential Accredit Loans, Inc. (06-QS10-AV), 0.537%, due 08/25/36 (I/O) (2)(7)	2,719,809
106,267,884	Residential Accredit Loans, Inc. (06-QS11-AV), 0.329%, due 08/25/36 (I/O) (2)(7)	1,494,870
9,114,162	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (6)	7,255,183
150,951,017	Residential Accredit Loans, Inc. (06-QS6-1AV), 0.732%, due 06/25/36 (I/O) (2)(7)	4,714,049
31,320,618	Residential Accredit Loans, Inc. (06-QS7-AV), 0.672%, due 06/25/36 (I/O) (2)(7)	768,420
6,113,878	Residential Accredit Loans, Inc. (06-RS3-A3), 0.4%, due 05/25/36 (2)(6)	5,732,593
7,273,648	Residential Accredit Loans, Inc. (07-QS1-2AV), 0.173%, due 01/25/37 (I/O) (2)(7)	78,039
53,112,744	Residential Accredit Loans, Inc. (07-QS2-AV), 0.319%, due 01/25/37 (I/O) (2)(7)	661,519
206,846,195	Residential Accredit Loans, Inc. (07-QS3-AV), 0.318%, due 02/25/37 (I/O) (2)(7)	2,735,644
23,668,490	Residential Accredit Loans, Inc. (07-QS4-3AV), 0.373%, due 03/25/37 (I/O) (2)(7)	354,412
34,417,273	Residential Accredit Loans, Inc. (07-QS5-AV), 0.241%, due 03/25/37 (I/O) (2)(7)	319,220
7,944,824	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (6)	6,543,318
48,928,579	Residential Accredit Loans, Inc. (07-QS8-AV), 0.39%, due 06/25/37 (I/O) (2)(7)	774,099

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$8,134,254	Residential Asset Securities Corp. Trust (06-KS2-A3), 0.39%, due 03/25/36 (2)	$8,083,659
71,597	Residential Funding Mortgage Securities I (05-SA5-2A), 3.345%, due 11/25/35 (2)(6)	60,256
6,243,279	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36 (6)	5,849,934
2,028,795	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC)(6)	1,779,963
23,032,596	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37 (6)	21,937,005
71,010	Residential Funding Mortgage Securities I (07-SA2-2A2), 3.214%, due 04/25/37 (2)(6)	61,214
5,201,053	Saxon Asset Securities Trust (06-3-A2), 0.31%, due 10/25/46 (2)	5,181,954
22,615,000	Saxon Asset Securities Trust (06-3-A3), 0.37%, due 10/25/46 (2)	17,286,827
29,000,000	Saxon Asset Securities Trust (07-2-A2D), 0.5%, due 05/25/47 (2)	18,269,611
4,650,493	Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C), 0.54%, due 02/25/37 (2)	2,763,956
57,681,944	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 0.43%, due 02/25/37 (2)	29,557,670
29,261,545	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.34%, due 01/25/37 (2)	17,941,950
9,314,000	SG Mortgage Securities Trust (05-OPT1-A3), 0.55%, due 10/25/35 (2)	9,047,834
33,438,441	SG Mortgage Securities Trust (07-NC1-A2), (144A), 0.44%, due 12/25/36 (1)(2)	19,655,584
8,789,063	Soundview Home Equity Loan Trust (05-OPT3-A4), 0.5%, due 11/25/35 (2)	8,651,611
26,180,000	Soundview Home Equity Loan Trust (06-2-A4), 0.47%, due 03/25/36 (2)	24,395,676
10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.43%, due 06/25/36 (2)	6,700,023
7,349,959	Soundview Home Equity Loan Trust (06-WF2-A2C), 0.34%, due 12/25/36 (2)	7,184,721
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.45%, due 08/25/37 (2)	2,130,497
4,682,064	Specialty Underwriting & Residential Finance (05-BC3-M1), 0.65%, due 06/25/36 (2)	4,653,293
2,873,001	Specialty Underwriting & Residential Finance (05-BC4-A2C), 0.55%, due 09/25/36 (2)	2,806,716
29,032	Specialty Underwriting & Residential Finance (06-AB3-A2B), 0.35%, due 09/25/37 (2)	15,698
15,878,450	Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A), 1.15%, due 08/25/35 (2)	14,457,678
5,711,235	Structured Adjustable Rate Mortgage Loan Trust (05-23-1A3), 2.665%, due 01/25/36 (2)(6)	5,183,985
13,902,737	Structured Adjustable Rate Mortgage Loan Trust (06-1-7A2), 5.324%, due 02/25/36 (2)(6)	13,725,241
1,269,492	Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1), 5.267%, due 03/25/36 (2)	1,094,578
11,428,610	Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1), 2.751%, due 06/25/36 (2)(6)	8,623,355
7,788,941	Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1), 2.959%, due 02/25/37 (2)	6,621,005
16,088,701	Structured Asset Investment Loan Trust (05-11-A5), 0.49%, due 01/25/36 (2)	16,003,178
4,270,506	Structured Asset Investment Loan Trust (05-3-M1), 0.77%, due 04/25/35 (2)	4,146,397

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$280,389	Structured Asset Mortgage Investments, Inc. (06-AR3-24A1), 2.375%, due 05/25/36 (2)	$186,185
54,318,608	Structured Asset Mortgage Investments, Inc. (07-AR6-A1), 1.676%, due 08/25/47 (2)	42,816,100
751,741	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	797,456
7,228,781	Structured Asset Securities Corp. (05-2XS-1A5B), 4.65%, due 02/25/35	7,426,856
22,090,463	Structured Asset Securities Corp. (05-WF4-A4), 0.56%, due 11/25/35 (2)	21,991,697
14,719,120	Structured Asset Securities Corp. (06-EQ1A-A4), (144A), 0.35%, due 07/25/36 (1)(2)	14,428,520
14,000,000	Structured Asset Securities Corp. (06-WF2-A4), 0.51%, due 07/25/36 (2)	12,833,184
14,304,503	Structured Asset Securities Corp. (07-WF1-A3), 0.36%, due 02/25/37 (2)	14,225,113
689,277	Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1), 5.445%, due 04/25/37 (2)(6)	559,353
28,695	Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1), 3.091%, due 06/25/37 (2)(6)	25,925
403,406	Wachovia Mortgage Loan Trust LLC (06-AMN1-A3), 0.44%, due 08/25/36 (2)	242,096
14,745,553	WaMu Mortgage Pass-Through Certificates (04-AR14-A1), 2.437%, due 01/25/35 (2)	14,932,636
18,778,283	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1), 0.49%, due 10/25/45 (2)	17,361,124
925,815	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2), 1.627%, due 10/25/45 (2)	915,610
4,386,010	WaMu Mortgage Pass-Through Certificates (05-AR14-2A1), 2.879%, due 12/25/35 (2)	4,164,512
16,977,114	WaMu Mortgage Pass-Through Certificates (05-AR17-A1A1), 0.47%, due 12/25/45 (2)	16,031,013
3,139,867	WaMu Mortgage Pass-Through Certificates (05-AR18-1A1), 2.475%, due 01/25/36 (2)	2,894,287
561,201	WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A), 0.51%, due 01/25/45 (2)	537,989
6,268,545	WaMu Mortgage Pass-Through Certificates (05-AR5-A5), 2.445%, due 05/25/35 (2)	6,211,526
10,598,223	WaMu Mortgage Pass-Through Certificates (05-AR7-A2), 2.469%, due 08/25/35 (2)	10,606,330
5,436,868	WaMu Mortgage Pass-Through Certificates (05-AR8-1A1A), 0.47%, due 07/25/45 (2)	5,132,972
15,883,583	WaMu Mortgage Pass-Through Certificates (05-AR9-A1A), 0.52%, due 07/25/45 (2)	15,257,405
39,813,382	WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A), 1.247%, due 01/25/46 (2)	38,687,097
2,141,391	WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A), 0.987%, due 12/25/46 (2)	1,970,536
241,906	Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1), 2.488%, due 11/25/30 (2)	239,792

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$3,401,677	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36 (6)	$2,947,890
5,421,562	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.8%, due 07/25/36 (2)(6)	2,837,550
23,406,087	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR4-DA), 1.147%, due 06/25/46 (2)(6)	12,240,571
18,410,334	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR9-2A), 1.018%, due 11/25/46 (2)(6)	11,405,312
10,391,573	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA1-2A), 0.897%, due 12/25/46 (2)(6)	5,927,624
9,650,283	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA2-2A), 0.877%, due 01/25/47 (2)(6)	5,688,031
3,559,566	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A), 2.212%, due 04/25/47 (2)(6)	2,427,037
6,019,963	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3), 0.51%, due 06/25/37 (2)(6)	4,547,733
11,691,000	Washington Mutual Asset-Backed Certificates (06-HE1-2A4), 0.48%, due 04/25/36 (2)	7,569,993
12,459,000	Washington Mutual Asset-Backed Certificates (07-HE3-2A4), 0.49%, due 05/25/47 (2)	7,103,423
16,471,045	Wells Fargo Mortgage Loan Trust (11-RR3-A1), (144A), 2.848%, due 03/27/37 (1)(2)	16,335,686
17,463,062	Wells Fargo Mortgage Loan Trust (12-RR2-1A1), (144A), 0.384%, due 09/27/47 (1)(2)	16,166,744
10,699,435	Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6), 2.62%, due 01/25/35 (2)	10,681,802
16,308,229	Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32), 6%, due 07/25/37	16,542,138
1,145,828	Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1), 2.875%, due 08/25/37 (2)(6)	998,718
11,285,940	Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1), 5.75%, due 02/25/38	11,963,473

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $2,830,818,267)	3,253,180,516

	U.S. Government Agency Obligations (0.8%)
26,700,000	Federal National Mortgage Association, 0.625%, due 04/29/16	26,834,621
45,965,000	Federal National Mortgage Association, 1%, due 02/27/17	46,427,776

	Total U.S. Government Agency Obligations (Cost: $73,231,238)	73,262,397

	U.S. Treasury Securities (12.8%)
123,895,594	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (8)	128,328,702
86,975,380	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (8)	88,714,887
24,788,064	U.S. Treasury Inflation Indexed Note, 1.875%, due 07/15/13 (8)	24,917,805
25,122,800	U.S. Treasury Inflation Indexed Note, 2%, due 01/15/14 (8)	25,619,377

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2013

Principal Amount	Fixed Income Securities	Value
	U.S. Treasury Securities (Continued)
$10,349,413	U.S. Treasury Inflation Indexed Note, 2%, due 07/15/14 (8)	$10,793,309
269,000,000	U.S. Treasury Note, 0.25%, due 06/30/14	269,294,286
312,160,000	U.S. Treasury Note, 0.25%, due 08/15/15	312,184,348
91,420,000	U.S. Treasury Note, 0.75%, due 08/15/13	91,602,109
179,265,000	U.S. Treasury Note, 1.625%, due 11/15/22	179,012,909
80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20	89,287,735

	Total U.S. Treasury Securities (Cost: $1,209,486,600)	1,219,755,467

	Total Fixed Income Securities (Cost: $8,906,706,437) (100.2%)	9,522,927,172

Number of Shares	Money Market Investments (1.7% )
66,218,000	BlackRock Liquidity Funds TempFund Portfolio, 0.08% (9)	66,218,000
91,933,000	DWS Money Market Series – Institutional Shares, 0.1% (9)	91,933,000

	Total Money Market Investments (Cost: $158,151,000)	158,151,000

Principal Amount	Short-Term Investments
	Commercial Paper (2.6%)
	Banks (2.6%)
$86,865,000	RBS Holding USA, Inc. (United Kingdom), (144A), 0.355%, due 08/20/13 (1)(10)	86,785,544
85,695,000	UBS Finance Delaware LLC (Switzerland), 0.233%, due 06/21/13 (10)	85,667,078
70,665,000	Lloyds Bank PLC (United Kingdom), 0.244%, due 08/07/13 (10)	70,612,920

	Total Commercial Paper (Cost: $243,057,168)	243,065,542

	Discount Notes (2.3%)
10,000,000	Federal Home Loan Bank Discount Note, 0.065%, due 07/19/13 (10)	9,999,120
45,000,000	Federal Home Loan Bank Discount Note, 0.11%, due 07/17/13 (10)	44,996,130
92,585,000	Federal Home Loan Bank Discount Note, 0.115%, due 07/26/13 (10)	92,576,112
12,500,000	Federal Home Loan Bank Discount Note, 0.12%, due 07/05/13 (10)	12,499,100
58,000,000	Federal Home Loan Mortgage Corp. Discount Note, 0.12%, due 07/15/13 (10)	57,995,186

	Total Discount Notes (Cost: $218,030,343)	218,065,648

	Repurchase Agreement (1.3%)
97,000,000	Deutsche Bank LLC, 0.15%, due 05/01/13 (collateralized by $98,910,000 Federal National Mortgage Association, 0.5%, due 04/29/16, valued at $98,940,058) (Total Amount to be Received Upon Repurchase $97,000,404)	97,000,000
1,280,035	State Street Bank & Trust Company, 0.01%, due 05/01/13 (collateralized by $1,295,000 Federal National Mortgage Association, 2.14%, due 11/07/22 valued at $1,309,841) (Total Amount to be Received Upon Repurchase $1,280,035)	1,280,035

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
$22,000,000	The Royal Bank of Scotland PLC, 0.15%, due 05/01/13 (collateralized by $19,080,000 Federal Home Loan Bank Discount Notes, 0.02%, due 06/19/13, valued at $19,079,237; $3,365,000 Federal Home Loan Bank Discount Notes, 0.002%, due 06/21/13, valued at $3,364,865) (Total Amount to be Received Upon Repurchase $22,444,102)	$22,000,000

	Total Repurchase Agreement (Cost: $120,280,035)	120,280,035

	U.S. Treasury Security (Cost: $4,189,718) (0.0%)
4,190,000	U.S. Treasury Bill, 0.108%, due 05/23/13 (10)	4,189,718

	Total Short-Term Investments (Cost: $585,557,264) (6.2%)	585,600,943

	Total Investments (Cost: $9,650,414,701) (108.1%)	10,266,679,115
	Liabilities in Excess of Other Assets (8.1%)	(767,255,932)

	Net Assets (100.0%)	$9,499,423,183

Futures Contracts
Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
BUY
2,255	90 Day Eurodollar Futures	03/14/16	$558,817,187	$1,374,941
2,255	90 Day Eurodollar Futures	06/13/16	558,056,125	1,515,118
2,255	90 Day Eurodollar Futures	09/19/16	557,238,688	1,656,055
2,255	90 Day Eurodollar Futures	12/19/16	556,364,875	1,769,566

			$2,230,476,875	$6,315,680

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2013

Notes to the Schedule of Investments:

ACES -	Alternative Credit Enhancement Securities
CDO -	Collateralized Debt Obligation.
CLO -	Collateralized Loan Obligation.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
P/O -	Principal Only Security.
TAC -	Target Amortization Class.
TBA -	To be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $819,005,711 or 8.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2013.
(3)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2013, the value of these securities amounted to $8,851,716 or 0.1% of net assets.
(4)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 2)
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(7)	Illiquid security.
(8)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.
(9)	Rate disclosed, the 7-day net yield, is as of April 30, 2013.
(10)	Rate shown represents yield-to-maturity.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Asset-Backed Securities	5.8%
Commercial Mortgage-Backed Securities — Agency	5.7
Commercial Mortgage Backed Securities — Non-Agency	3.8
Residential Mortgage-Backed Securities — Agency	37.0
Residential Mortgage-Backed Securities — Non-Agency	34.3
U.S. Government Agency Obligations	0.8
U.S. Treasury Securities	12.8
Money Market Investments	1.7
Short-Term Investments	6.2

Total	108.1%

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2013

	TCW Core Fixed Income Fund	TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund		TCW Enhanced Commodity Strategy Fund (1)
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (2)	$1,333,580	$7,726,674		$486,266		$3,508
Foreign Currency, at Value	—	2,120	(3)	528	(3)	—
Cash	—	—		—		30
Receivable for Securities Sold	2,993	67,026		18,217		30
Receivable for When-Issued Securities	19,753	—		—		—
Receivable for Fund Shares Sold	8,636	38,449		3,566		—
Interest and Dividends Receivable	4,717	106,972		8,222		16
Receivable from Investment Advisor	—	—		—		18
Unrealized Appreciation on Open Forward Foreign Currency Contracts	—	—		154		—
Cash Collateral on Deposit at Broker	—	8,840		2,430		166
Open Swap Agreements, at Value	—	—		59		60

Total Assets	1,369,679	7,950,081		519,442		3,828

LIABILITIES
Distributions Payable	297	8,223		129		—
Payable for Securities Purchased	30,232	44,605		16,855		—
Payable for When-Issued Securities	140,741	9,600		—		—
Payable for Fund Shares Redeemed	2,652	12,177		661		—
Accrued Directors’ Fees and Expenses	6	6		6		6
Accrued Compliance Expense	1	8		—	(4)	—
Accrued Management Fees	401	5,223		310		—
Accrued Distribution Fees	152	407		44		—
Interest Payable on Swap Agreements	—	175		—		— (4)
Open Swap Agreements, at Value	—	3,269		—		—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	—	2,782		827		—
Other Accrued Expenses	29	1,065		17		1

Total Liabilities	174,511	87,540		18,849		7

NET ASSETS	$1,195,168	$7,862,541		$500,593		$3,821

NET ASSETS CONSIST OF:
Paid-in Capital	$1,151,222	$7,556,547		$484,227		$4,081
Accumulated Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Agreements and Foreign Currency	6,106	179,439		10,332		(430)
Unrealized Appreciation of Investments, Swap Agreements and Foreign Currency	39,605	139,767		3,382		177
Undistributed (Overdistributed) Net Investment Income	(1,765)	(13,212)		2,652		(7)

NET ASSETS	$1,195,168	$7,862,541		$500,593		$3,821

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$498,634	$6,011,522		$299,193		$2,123

N Class Share	$696,534	$1,851,019		$201,400		$1,698

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	44,240,639	643,724,646		26,896,458		262,342

N Class Share	61,815,187	153,727,393		18,128,347		209,759

NET ASSET VALUE PER SHARE: (6)
I Class Share	$11.27	$9.34		$11.12		$8.09

N Class Share	$11.27	$12.04		$11.11		$8.10

(1)	Consolidated Statement of Assets and Liabilities (See Note 2).
(2)	The identified cost for the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Enhanced Commodity Strategy Fund at April 30, 2013 was $1,293,975, $7,578,450, $482,302 and $3,391, respectively.
(3)	The identified cost for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund at April 30, 2013 was $2,129 and $535, respectively.
(4)	Amount rounds to less than $1.
(5)	The number of authorized shares with a par value of $0.001 per share, for the TCW Core Fixed Income Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Emerging Markets Income Fund is 2,000,000,000 for each of the I Class and N Class shares, the TCW Emerging Markets Local Currency Income Fund is 2,000,000,000 for each of the I Class and N Class shares and the TCW Enhanced Commodity Strategy Fund is 2,000,000,000 for each of the I Class and N Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2013

	TCW Global Bond Fund		TCW High Yield Bond Fund	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$23,962		$51,407	$14,459		$10,266,679
Foreign Currency, at Value	9	(2)	—	—		—
Cash	—		—	—		183
Receivable for Securities Sold	—		1,442	6		36,179
Receivable for When-Issued Securities	411		767	99		162,550
Receivable for Fund Shares Sold	—		76	10		67,897
Dividends Receivable	—		17	—		—
Interest and Dividends Receivable	227		673	40		21,442
Receivable from Investment Advisor	—		—	8		—
Unrealized Appreciation on Open Forward Foreign Currency Contracts	34		—	—		—
Receivable for Daily Variation Margin on Open Financial Futures Contracts	1		1	—		—
Cash Collateral on Deposit at Broker	10		—	—		—

Total Assets	24,654		54,383	14,622		10,554,930

LIABILITIES
Distributions Payable	5		37	1		9,800
Payable for Securities Purchased	—		1,121	309		—
Payable for When-Issued Securities	1,525		800	197		1,026,420
Payable for Fund Shares Redeemed	—		95	7		14,702
Accrued Directors’ Fees and Expenses	6		6	6		6
Accrued Compliance Expense	—	(3)	— (3)	—	(3)	7
Accrued Management Fees	3		2	—		3,232
Accrued Distribution Fees	3		5	—		627
Payable for Daily Variation Margin on Open Financial Futures Contracts	—		—	—		226
Other Accrued Expenses	7		24	17		487

Total Liabilities	1,549		2,090	537		1,055,507

NET ASSETS	$23,105		$52,293	$14,085		$9,499,423

NET ASSETS CONSIST OF:
Paid-in Capital	$21,791		$51,889	$21,379		$8,943,429
Accumulated Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency	(260)		(987)	(7,401)		82,272
Unrealized Appreciation of Investments, Futures Contracts and Foreign Currency	1,444		1,502	104		622,580
Undistributed (Overdistributed) Net Investment Income	130		(111)	3		(148,858)

NET ASSETS	$23,105		$52,293	$14,085		$9,499,423

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$11,358		$30,808	$14,085		$6,661,832

N Class Share	$11,747		$21,485			$2,837,591

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	1,068,042		4,748,902	1,592,320		642,128,351

N Class Share	1,104,645		3,285,512			264,906,291

NET ASSET VALUE PER SHARE: (5)
I Class Share	$10.63		$6.49	$8.85		$10.37

N Class Share	$10.63		$6.54			$10.71

(1)	The identified cost for the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2013 was $22,531, $49,884, $14,355 and $9,650,415, respectively.
(2)	The identified cost for the TCW Global Bond Fund was $9.
(3)	Amount rounds to less than $1.
(4)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Global Bond Fund is 2,000,000,000 for each of the I class and N class shares, the TCW High Yield Bond Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Short Term Bond Fund is 1,666,000,000 for the I Class shares, and the TCW Total Return Bond Fund is 1,666,000,000 for each of the I Class and N Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2013

	TCW Core Fixed Income Fund	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund		TCW Enhanced Commodity Strategy Fund (1)
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$13,289	$238,807 (2)	$11,181	(2)	$54

Total	13,289	238,807	11,181		54

Expenses:
Management Fees	2,179	25,289	1,274		11
Accounting Services Fees	46	236	10		12
Administration Fees	59	267	14		6
Transfer Agent Fees:
I Class	39	628	11		7
N Class	126	264	12		3
Custodian Fees	41	268	65		10
Professional Fees	53	90	24		22
Directors’ Fees and Expenses	12	12	12		12
Registration Fees:
I Class	21	96	10		3
N Class	28	42	9		3
Distribution Fees:
N Class	738	1,955	169		2
Compliance Expense	4	40	2		— (3)
Shareholder Reporting Expense	4	21	1		2
Other	47	251	13		5

Total	3,397	29,459	1,626		98

Less expenses waived/reimbursed	—	—	—		68
Less Expenses Borne by Investment Advisor:
I Class	78	—	—		7
N Class	14	—	84		9

Net Expenses	3,305	29,459	1,542		14

Net Investment Income	9,984	209,348	9,639		40

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	4,627	152,738	11,292	(4)	11
Foreign Currency	—	(1,409)	(515)		—
Futures Contracts	253	—	—		—
Swap Agreements	—	(7,818)	—		(399)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(354)	(7,194)	3,346		21
Foreign Currency	—	(1,716)	(115)		—
Futures Contracts	(92)	—	—		—
Swap Agreements	—	4,827	59		160

Net Realized and Unrealized Gain (Loss) on Investments	4,434	139,428	14,067		(207)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,418	$348,776	$23,706		$(167)

(1)	Consolidated Statement of Operations (See Note 2).
(2)	Net of foreign taxes withheld. Total amounts withheld for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund were $963 and $141, respectively.
(3)	Amount rounds to less than $1.
(4)	Net of capital gain withholding taxes for the TCW Emerging Markets Local Currency Income Fund of $73.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2013

	TCW Global Bond Fund	TCW High Yield Bond Fund		TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$524 (1)	$1,550		$106		$129,988

Total	524	1,550		106		129,988

Expenses:
Management Fees	63	145		24		21,972
Accounting Services Fees	2	23		1		352
Administration Fees	5	7		4		414
Transfer Agent Fees:
I Class	3	8		4		718
N Class	3	10		—		339
Custodian Fees	23	16		12		84
Professional Fees	18	18		26		200
Directors’ Fees and Expenses	12	11		12		12
Registration Fees:
I Class	10	8		5		116
N Class	10	8		—		59
Distribution Fees:
N Class	14	26		—		3,190
Compliance Expense	— (2)	—	(2)	—	(2)	39
Shareholder Reporting Expense	3	1		—	(2)	27
Other	5	6		3		348

Total	171	287		91		27,870

Less Expenses Borne by Investment Advisor:
I Class	13	38		61		3,736
N Class	27	42		—		1,145

Net Expenses	131	207		30		22,989

Net Investment Income	393	1,343		76		106,999

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on:
Investments	271	819		27		64,466
Foreign Currency	(475)	—		—		—
Futures Contracts	(7)	35		—		—
Change in Unrealized (Depreciation) on:
Investments	(1)	741		(44)		129,830
Foreign Currency	64	—	(2)	—		—
Futures Contracts	(17)	(25)		—		6,316

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(165)	1,570		(17)		200,612

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$228	$2,913		$59		$307,611

(1)	Net of foreign taxes withheld. Total amount withheld for the TCW Global Bond Fund was $3.
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Core Fixed Income Fund		TCW Emerging Markets Income Fund
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$9,984	$16,304	$209,348	$280,345
Net Realized Gain on Investments, Futures Contracts, Swap Agreements and Foreign Currency Transactions	4,880	15,424	143,511	132,228
Change in Unrealized Appreciation on Investments, Futures Contracts, Swap Agreements and Foreign Currency Transactions	(446)	27,771	(4,083)	212,587

Increase in Net Assets Resulting from Operations	14,418	59,499	348,776	625,160

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(4,912)	(10,325)	(153,975)	(175,046)
N Class	(5,204)	(8,904)	(44,394)	(53,617)
Distributions from Net Realized Gain:
I Class	(5,117)	(2,577)	(107,888)	—
N Class	(5,672)	(2,197)	(25,351)	—

Total Distributions to Shareholders	(20,905)	(24,003)	(331,608)	(228,663)

NET CAPITAL SHARE TRANSACTIONS
I Class	538	218,937	1,780,036	2,054,179
N Class	168,734	305,702	555,819	221,395

Increase in Net Assets Resulting from Net Capital Shares Transactions	169,272	524,639	2,335,855	2,275,574

Increase in Net Assets	162,785	560,135	2,353,023	2,672,071
NET ASSETS
Beginning of Period	1,032,383	472,248	5,509,518	2,837,447

End of Period	$1,195,168	$1,032,383	$7,862,541	$5,509,518

Overdistributed Net Investment Income	$(1,765)	$(1,633)	$(13,212)	$(24,191)

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Local Currency Income Fund		TCW Enhanced Commodity Strategy Fund (1)
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$9,639	$11,142	$40	$79
Net Realized Gain (Loss) on Investments, Swap Agreements and Foreign Currency Transactions	10,777	(7,959)	(388)	32
Change in Unrealized Appreciation on Investments, Swap Agreements and Foreign Currency Transactions	3,290	9,782	181	(110)

Increase (Decrease) in Net Assets Resulting from Operations	23,706	12,965	(167)	1

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(3,883)	(1,716)	(22)	(49)
N Class	(2,582)	(1,223)	(17)	(36)
Distributions from Return of Capital:
I Class	—	(611)	—	—
N Class	—	(455)	—	—
Distributions from Net Realized Gain:
I Class	—	—	(12)	(5)
N Class	—	—	(9)	(3)

Total Distributions to Shareholders	(6,465)	(4,005)	(60)	(93)

NET CAPITAL SHARE TRANSACTIONS
I Class	166,642	17,376	32	(367)
N Class	105,104	17,181	25	39

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	271,746	34,557	57	(328)

Increase (Decrease) in Net Assets	288,987	43,517	(170)	(420)
NET ASSETS
Beginning of Period	211,606	168,089	3,991	4,411

End of Period	$500,593	$211,606	$3,821	$3,991

Undistributed (Overdistributed) Net Investment Income	$2,652	$(522)	$(7)	$(8)

(1)	Consolidated Statement of Changes in Net Assets (See Note 2).

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Bond Fund		TCW High Yield Bond Fund
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012 (1)	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$393	$564	$1,343	$3,014
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	(211)	687	854	(1,661)
Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Transactions	46	1,398	716	4,860

Increase in Net Assets Resulting from Operations	228	2,649	2,913	6,213

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(144)	(303)	(859)	(2,306)
N Class	(150)	(298)	(528)	(1,012)
Distributions from Net Realized Gain:
I Class	(323)	—	—	(129)
N Class	(332)	—	—	(44)

Total Distributions to Shareholders	(949)	(601)	(1,387)	(3,491)

NET CAPITAL SHARE TRANSACTIONS
I Class	460	10,212	(5,145)	(6,523)
N Class	511	10,595	408	5,150

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	971	20,807	(4,737)	(1,373)

Increase (Decrease) in Net Assets	250	22,855	(3,211)	1,349
NET ASSETS
Beginning of Period	22,855	—	55,504	54,155

End of Period	$23,105	$22,855	$52,293	$55,504

Undistributed (Overdistributed) Net Investment Income	$130	$31	$(111)	$(67)

(1)	For the period December 15, 2011 (Commencement of Operations) through October 31, 2012.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$76	$119	$106,999	$312,806
Net Realized Gain (Loss) on Investments	27	(10)	64,466	55,733
Change in Unrealized Appreciation on Investments and Futures Contracts	(44)	134	136,146	358,013

Increase in Net Assets Resulting from Operations	59	243	307,611	726,552

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(61)	(152)	(154,898)	(260,733)
N Class	—	—	(61,589)	(121,613)
Distributions from Return of Capital:
I Class	—	(11)	—	—
Distributions from Net Realized Gain:
I Class	—	—	—	(7,949)
N Class	—	—	—	(4,006)

Total Distributions to Shareholders	(61)	(163)	(216,487)	(394,301)

NET CAPITAL SHARE TRANSACTIONS
I Class	1,273	5,860	758,894	2,349,441
N Class	—	—	469,418	160,588

Increase in Net Assets Resulting from Net Capital Shares Transactions	1,273	5,860	1,228,312	2,510,029

Increase in Net Assets	1,271	5,940	1,319,436	2,842,280
NET ASSETS
Beginning of Period	12,814	6,874	8,179,987	5,337,707

End of Period	$14,085	$12,814	$9,499,423	$8,179,987

Undistributed (Overdistributed) Net Investment Income	$3	$(12)	$(148,858)	$(39,370)

See accompanying notes to financial statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2013

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 20 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 8 Fixed Income Funds that are covered in this report:

TCW Fund	Focus
Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies or instrumentalities, or emerging market private corporate issuers.

TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as “junk” bonds as well as investing in certain mortgage-backed and asset-backed securities.

TCW Short Term Bond Fund	Seeks to maximize income by investing at least 80% of its net assets in a diversified portfolio of debt securities of varying maturities including bonds, notes and other similar fixed income instruments issued by government or private sector issuers.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of its net assets in debt securities. At least 50% of its net assets will be invested in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations; or privately issued mortgage-backed securities rated Aa3 or higher by Moody’s or AA- or higher by S&P; or other obligations of the United States Governments, its agencies, instrumentalities or sponsored corporations; or money market instruments.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

TCW Fund	Focus
Non-Diversified Fixed Income Funds

TCW Emerging Markets Local Currency Income Fund	Seeks high total return from current income and capital appreciation by investing primarily in debt securities issued by emerging market country governments, their agencies or instrumentalities or emerging market private issuers denominated in local currency of various emerging market countries.

TCW Enhanced Commodity Strategy Fund	Seeks total return which exceeds that of its commodity benchmark by investing in commodity linked derivative instruments backed by a portfolio of fixed income instruments.

TCW Global Bond Fund	Seeks total return by investing in at least 80% of its net assets in debt securities of government and corporate issuers. The Fund invests in corporate debt securities of issuers in a number of countries, which may include the United States. The Fund also invests in securities of issuers located in developed and emerging market countries. The Fund may invest across all fixed income sectors, including U.S and non-U.S. government securities.

All Funds, except for the TCW Short Term Bond Fund, offer two classes of shares: I Class and N Class. The TCW Short Term Bond Fund offers only the I Class shares. The classes are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Principles of Consolidation:    The TCW Enhanced Commodity Strategy Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in the TCW Cayman Enhanced Commodity Fund, Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2013 were $457 (in thousands) or 11.97% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

Net Asset Value:    The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class/Fund on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

TCW Funds, Inc.

April 30, 2013

Note 2 — Significant Accounting Policies (Continued)

Security Valuations:    Securities listed or traded on the New York, NASDAQ or other stock exchanges are valued at the latest sale price (or official closing price as reported) on that exchange. All other securities for which over-the-counter market quotations are readily available are valued at the price as furnished by independent pricing services or by dealer quotations. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options, swaps and futures. OTC options are valued using dealer quotations.

The value of short-term debt securities held in the Funds with remaining maturities of 60 days or less at the time of purchase is determined by using the amortized cost method applied to each individual security which approximates market value. Other short-term debt securities are valued on marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities and mortgage-backed securities.    The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans.    The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, which are then in Level 3.

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Credit default swaps.    Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the

TCW Funds, Inc.

April 30, 2013

Note 2 — Significant Accounting Policies (Continued)

correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. The value of each of the Fund’s futures contracts is marked daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. As such they are categorized as Level 1.

Interest rate swaps.    Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Money market funds.    Money Market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value, they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds.    Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities.    Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Total return swaps.    Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of the total return swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

U.S. government and agency securities.    U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The following is a summary of the inputs used as of April 30, 2013 in valuing the TCW Funds:

TCW Core Fixed Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$271,199,874	$—	$271,199,874
Municipal Bonds	—	22,902,110	—	22,902,110
Foreign Government Bonds	—	481,084	—	481,084
Asset-Backed Securities	—	54,204,808	—	54,204,808
Commercial Mortgage-Backed Securities — Agency	—	55,134,125	—	55,134,125
Commercial Mortgage-Backed Securities — Non-Agency	—	79,571,298	—	79,571,298
Residential Mortgage-Backed Securities — Agency	—	325,806,827	—	325,806,827
Residential Mortgage-Backed Securities — Non-Agency	—	95,633,953	—	95,633,953
U.S. Government Agency Obligations	—	75,594,749	—	75,594,749
U.S. Treasury Securities	246,555,423	—	—	246,555,423

Total Fixed Income Securities	246,555,423	980,528,828	—	1,227,084,251

Money Market Investments	22,514,000	—	—	22,514,000

Short-Term Investments*	—	83,981,786	—	83,981,786

Total Investments	$269,069,423	$1,064,510,614	$—	$1,333,580,037

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Auto Manufacturers	$—	$57,505,000	$—	$57,505,000
Banks	—	1,613,719,996	—	1,613,719,996
Building Materials	—	161,931,250	—	161,931,250
Chemicals	—	59,867,600	—	59,867,600
Coal	—	49,430,062	—	49,430,062
Commercial Services	—	121,961,250	—	121,961,250
Diversified Financial Services	—	281,790,959	—	281,790,959
Electric	—	559,457,659	—	559,457,659
Energy-Alternate Sources	—	40,503,863	—	40,503,863
Food	—	226,088,257	—	226,088,257
Foreign Government Bonds	—	2,153,776,409	—	2,153,776,409
Holding Companies - Diversified	—	76,348,125	—	76,348,125
Home Builders	—	29,370,000	—	29,370,000
Internet	—	28,046,581	—	28,046,581
Iron & Steel	—	151,226,000	—	151,226,000
Mining	—	291,957,750	—	291,957,750
Municipal Bonds	—	78,384,000	—	78,384,000

TCW Funds, Inc.

April 30, 2013

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Income Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Oil & Gas	$—		$688,246,750	$—	$688,246,750
Oil & Gas Services	—		80,700,000	—	80,700,000
Real Estate	—		134,856,500	—	134,856,500
Telecommunications	—		81,400,000	—	81,400,000
Transportation	—		98,534,250	—	98,534,250

Total Fixed Income Securities	—		7,065,102,261	—	7,065,102,261

Equity Securities
Diversified Financial Services	—	*	—	—	— *

Total Equity Securities	—		—	—	—

Short-Term Investments**	—		661,571,507	—	661,571,507

Total Investments	$—		$7,726,673,768	$—	$7,726,673,768

Liability Derivatives
Forward Currency Contracts
Forward Currency Risk	$—		$(2,782,010)	$—	$(2,782,010)

Swap Agreements
Credit Risk	—		(3,269,350)	—	(3,269,350)

Total	$—		$(6,051,360)	$—	$(6,051,360)

*	Amount Rounds to less than $1.
**	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Local Currency Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$20,768,499	$—	$20,768,499
Electric	—	16,215,991	—	16,215,991
Foreign Government Bonds	—	392,575,550	—	392,575,550
Oil & Gas	—	6,761,250	—	6,761,250
Real Estate	—	13,060,517	—	13,060,517
Telecommunications	—	5,178,573	—	5,178,573

Total Fixed Income Securities	—	454,560,380	—	454,560,380

Total Short-Term Investments*	—	31,705,034	—	31,705,034

Total Investments	—	486,265,414	—	486,265,414

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	154,364	—	154,364
Swaps Agreements
Interest Rate Risk	—	59,077	—	59,077

Total	$—	$486,478,855	$—	$486,478,855

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Local Currency Income Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(827,694)	$—	$(827,694)

Total	$—	$(827,694)	$—	$(827,694)

*	See Schedule of Investments for corresponding industries.

TCW Enhanced Commodity Strategy Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$57,504	$—	$57,504
Commercial Mortgage-Backed Securities —Non-Agency	—	358,180	—	358,180
Residential Mortgage-Backed Securities — Agency	—	171,813	—	171,813
Residential Mortgage-Backed Securities — Non-Agency	—	801,714	—	801,714
Corporate Bonds*	—	1,216,837	—	1,216,837
Municipal Bond	—	78,999	—	78,999

Total Fixed Income Securities	—	2,685,047	—	2,685,047

Money Market Investments	58,500	—	—	58,500

Short-Term Investments*	—	764,006	—	764,006

Total Investments	58,500	3,449,053	—	3,507,553

Asset Derivatives
Swaps Agreements
Commodity Risk	—	60,315	—	60,315

Total	$58,500	$3,509,368	$—	$3,567,868

*	See Schedule of Investments for corresponding industries.

TCW Funds, Inc.

April 30, 2013

Note 2 — Significant Accounting Policies (Continued)

TCW Global Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$6,596,734	$—	$6,596,734
Foreign Government Bonds	—	8,232,279	—	8,232,279
Asset-Backed Securities	—	939,870	—	939,870
Commercial Mortgage-Backed Securities — Non-Agency	—	443,590	—	443,590
Residential Mortgage-Backed Securities — Agency	—	3,310,863	—	3,310,863
Residential Mortgage-Backed Securities — Non-Agency	—	2,028,667	—	2,028,667
U.S. Treasury Securities	1,340,014	—	—	1,340,014

Total Fixed Income Securities	1,340,014	21,552,003	—	22,892,017

Money Market Investments	460,000	—	—	460,000

Short-Term Investments*	34,994	574,877	—	609,871

Total Investments	1,835,008	22,126,880	—	23,961,888

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	33,902	—	33,902

Total	$1,835,008	$22,160,782	$—	$23,995,790

Liability Derivatives
Futures
Interest Rate Risk	$(21,658)	$—	$—	$(21,658)

Total	$(21,658)	$—	$—	$(21,658)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$3,595,868	$—	$3,595,868
Corporate Bonds*	—	44,115,987	12,500	44,128,487
Asset-Backed Securities	—	1,354,613	—	1,354,613
U.S. Treasury Security	128,645	—	—	128,645

Total Fixed Income Securities	128,645	49,066,468	12,500	49,207,613

Equity Securities
Common Stock*	286,092	—	—	286,092

Total Equity Securities	286,092	—	—	286,092

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW High Yield Bond Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Money Market Investments	$446,000	$—	$—	$446,000

Short-Term Investments*	14,998	1,452,478	—	1,467,476

Total Investments	$875,735	$50,518,946	$12,500	$51,407,181

Liability Derivatives
Futures
Interest Rate Risk	$(20,931)	$—	$—	$(20,931)

Total Derivatives	$(20,931)	$—	$—	$(20,931)

Total	$854,804	$50,518,946	$12,500	$51,386,250

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$289,905	$—	$289,905
Commercial Mortgage-Backed Securities — Non-Agency	—	1,248,555	—	1,248,555
Residential Mortgage-Backed Securities — Agency	—	2,983,662	—	2,983,662
Residential Mortgage-Backed Securities — Non-Agency	—	498,985	—	498,985
Corporate Bonds*	—	2,155,181	—	2,155,181
Municipal Bonds	—	296,504	—	296,504
U.S. Government Agency Obligations	—	1,295,705	—	1,295,705
U.S. Treasury Securities	2,221,308	—	—	2,221,308

Total Fixed Income Securities	2,221,308	8,768,497	—	10,989,805

Money Market Investments	21,000	—	—	21,000

Short-Term Investments*	—	3,448,077	—	3,448,077

Total Investments	$2,242,308	$12,216,574	$—	$14,458,882

*	See Schedule of Investments for corresponding industries.

TCW Funds, Inc.

April 30, 2013

Note 2 — Significant Accounting Policies (Continued)

TCW Total Return Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$554,425,637	$—	$554,425,637
Commercial Mortgage-Backed Securities — Agency	—	541,737,753	—	541,737,753
Commercial Mortgage-Backed Securities — Non-Agency	—	364,366,623	—	364,366,623
Residential Mortgage-Backed Securities — Agency	—	3,516,198,779	—	3,516,198,779
Residential Mortgage-Backed Securities — Non-Agency	—	3,238,380,099	14,800,417	3,253,180,516
U.S. Government Agency Obligations	—	73,262,397	—	73,262,397
U.S. Treasury Securities	1,219,755,467	—	—	1,219,755,467

Total Fixed Income Securities	1,219,755,467	8,288,371,288	14,800,417	9,522,927,172

Money Market Investments	158,151,000	—	—	158,151,000

Short-Term Investments*	4,189,718	581,411,225	—	585,600,943

Total Investments	1,382,096,185	8,869,782,513	14,800,417	10,266,679,115

Asset Derivatives
Futures
Interest Rate Risk	6,315,680	—	—	6,315,680

Total Derivatives	6,315,680	—	—	6,315,680

Total	$1,388,411,865	$8,869,782,513	$14,800,417	$10,272,994,795

*	See Schedule of Investments for corresponding industries.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the six months ended April 30, 2013.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3*		Transfers out of Level 3*	Balance as of April 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2013
TCW High Yield Bond Fund
Corporate Bonds	$—	$—	$—	$(12,500)	$—	$—	$25,000	**	$—	$12,500	$(12,500)

Total	$—	$—	$—	$(12,500)	$—	$—	$25,000		$—	$12,500	$(12,500)

TCW Total Return Bond Fund
Securities — Non-Agency	$15,178,888	$(925,313)	$—	$463,713	$—	$—	$83,129	**	$—	$14,800,417	$463,713

Total	$15,178,888	$(925,313)	$—	$463,713	$—	$—	$83,219		$—	$14,800,417	$463,713

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
**	The Fund(s) recognize transfers in and transfers out at the beginning of the period.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Level 3 Valuation Process:    Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Company’s Pricing Committee in accordance with procedures approved by the Board of Directors, and under the general oversight of the Board of Directors. The Company’s Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Company’s Pricing Committee reports to the Board of Directors at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Chief Risk Officer, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team as well as alternate members as the Board of Directors may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts including original issue discounts are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification. Dividends received from real estate investment trust securities may include return of capital. Such distributions reduce the cost basis of the respective securities. Distributions, if any, in excess of the cost basis of the security are recognized as capital gain.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price.

TCW Funds, Inc.

April 30, 2013

Note 2 — Significant Accounting Policies (Continued)

For the six months ended April 30, 2013, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories:

	Interest Rate Risk	Total
TCW Core Fixed Income Fund
Statement of Operations:
Realized Gain on
Futures Contracts	$253	$253

Total Realized Gain	$253	$253

Change in Unrealized Depreciation on:
Futures Contracts	$(92)	$(92)

Total Change in Unrealized Depreciation	$(92)	$(92)

Notional Amounts or Shares/Units†
Futures Contracts	174	174

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Emerging Markets Income Fund
Statements of Asset and Liabilities:
Liability Derivatives
Forward Currency Contracts	$—	$(2,782)	$—	$(2,782)
Open Swap Agreements, at Value	(3,269)	—	—	$(3,269)

Total Value	$(3,269)	$(2,782)	$—	$(6,051)

Statement of Operations:
Realized Loss on
Forward Currency Contracts	$—	$(735)	$—	$(735)
Swap Agreements	(7,818)	—	—	(7,818)

Total Realized Loss	$(7,818)	$(735)	$—	$(8,553)

Change in Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$(1,952)	$—	$(1,952)
Swap Agreements	4,827	—	—	4,827

Total Change in Unrealized (Depreciation)	$4,827	$(1,952)	$—	$2,875

Notional Amounts or Shares/Units†
Forward Currency Contracts	$—	$182,856,771	$—	$182,856,771
Swap Agreements	$175,000,000	$—	$—	$175,000,000

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total

TCW Emerging Markets Local Currency Income Fund
Statements of Asset and Liabilities:
Asset Derivatives
Forward Currency Contracts	$—	$154	$—	$154
Open Swap Agreements, at Value	—	—	59	59

Total Value	$—	$154	$59	$213

Liability Derivatives
Forward Currency Contracts	—	(827)	—	(827)

Total Value	$—	$(827)	$—	$(827)

Statement of Operations:
Realized Loss on
Forward Contracts	$—	$(371)	$—	$(371)

Total Realized Loss	$—	$(371)	$—	$(371)

Statement of Operations:
Change in Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$(160)	$—	$(160)
Swap Agreements	—	—	59	59

Total Change in Unrealized (Depreciation)	$—	$(160)	$59	$(101)

Notional Amounts or Shares/Units†
Forward Currency Contracts	$—	$43,477,652	$—	$43,477,652
Swap Agreements	—	—	23,300,000	23,300,000

TCW Enhanced Commodity Strategy Fund
Statements of Asset and Liabilities:
Asset Derivatives
Open Swap Agreements, at Value	$60	$—	$—	$60

Total Value	$60	$—	$—	$60

Statement of Operations:
Realized Loss on
Swap Agreements	$(399)	$—	$—	$(399)

Total Realized Gain (Loss)	$(399)	$—	$—	$(399)

Change in Unrealized Appreciation on:
Swap Agreements	$160	$—	$—	$160

Total Change in Unrealized Appreciation	$160	$—	$—	$160

Notional Amounts or Shares/Units†
Swap Agreements	$3,921,790	$—	$—	$3,921,790

TCW Funds, Inc.

April 30, 2013

Note 2 — Significant Accounting Policies (Continued)

	Foreign Currency Risk	Interest Rate Risk	Total
TCW Global Bond Fund
Statements of Asset and Liabilities:
Asset Derivatives
Forward Currency Contracts	$34	$—	$34

Total Value	$34	$—	$34

Liability Derivatives
Futures Contracts(1)	$—	$(22)	$(22)

Total Value	$—	$(22)	$(22)

Statement of Operations:
Realized Loss on
Forward Currency Contracts	$(474)	$—	$(474)
Futures Contracts		(7)	(7)

Total Realized Loss	$(474)	$(7)	$(481)

Change in Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$64	$—	$64
Futures Contracts	—	(17)	(17)

Total Change in Unrealized Appreciation (Depreciation)	$64	$(17)	$47

Notional Amounts or Shares/Units†
Forward Currency Contracts	$4,314,251	$—	$4,314,251
Futures Contracts		12	12

TCW High Yield Bond Fund
Statements of Asset and Liabilities:
Liability Derivatives
Futures Contracts(1)	$—	$(21)	$(21)

Total Value	$—	$(21)	$(21)

Statement of Operations:
Realized Gain on
Futures Contracts	$—	$35	$35

Total Realized Gain (Loss)	$—	$35	$35

Change in Unrealized Depreciation on:
Futures Contracts	$—	$(25)	$(25)

Total Change in Unrealized Depreciation	$—	$(25)	$(25)

Notional Amounts or Shares/Units†
Futures Contracts	—	6	6

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

	Interest Rate Risk	Total
TCW Total Return Bond Fund
Statements of Asset and Liabilities:
Asset Derivatives
Futures Contracts (1)	$6,316	$6,316

Total Value	$6,316	$6,316

Change in Unrealized Appreciation on:
Futures Contracts	$6,316	$6,316

Total Change in Unrealized Appreciation	$6,316	$6,316

Notional Amounts or Shares/Units†
Futures Contracts	9,020	9,020

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
†	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding, which is indicative of volume of this derivative type, for the period ended April 30, 2013.

Forward Foreign Currency Contracts:    The TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Global Bond Fund may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss in the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Global Bond Fund had forward foreign currency contracts outstanding at April 30, 2013.

Future Contracts:    The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund and the TCW Total Return Bond Fund entered into futures contracts. The Funds may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing

TCW Funds, Inc.

April 30, 2013

Note 2 — Significant Accounting Policies (Continued)

transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, and the TCW High Yield Bond Fund utilized futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at April 30, 2013 are listed in the Schedule of Investments.

Swap Agreements.    The TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, and the TCW Enhanced Commodity Strategy Fund entered into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund may enter into enter into an interest rate swap agreement. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market the value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on a Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by a Fund are recorded as realized gains and losses, respectively. During the six months ended April 30, 2013, the TCW Emerging Markets Income Fund utilized credit default swaps to manage daily liquidity as well as interest rate duration and/or credit market exposures; the TCW Emerging Markets Local Currency Income Fund entered into interest rate swaps to manage duration, the yield curve and interest rate risk; and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market. Swap agreements outstanding at April 30, 2013 are listed in each Fund’s Schedule of Investments.

Mortgage-Backed Securities:    The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally

TCW Funds, Inc.

April 30, 2013

Note 2 — Significant Accounting Policies (Continued)

provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds:    The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security, or to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. To guard against this deemed leverage, the Funds segregate cash and/or securities in an amount or value at least equal to the amount of these transactions.

Dollar Roll Transactions:    The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage-backed securities market. A dollar roll transaction involves a simultaneous sale by a Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions by the Funds for the six months ended April 30, 2013.

Repurchase Agreements:    The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements:    The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or

TCW Funds, Inc.

April 30, 2013

Note 2 — Significant Accounting Policies (Continued)

most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at April 30, 2013.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the six months ended April 30, 2013.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Enhanced Commodity Strategy Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Risk Considerations

Market Risk:    Because the values of the Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Risk Considerations (Continued)

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk:    Each Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgage-backed or other asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rate of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

TCW Funds, Inc.

April 30, 2013

Note 3 — Risk Considerations (Continued)

Mortgage-backed securities (“MBS”) and Asset-backed securities (“ABS”) are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest-only, principal-only, etc.), the security of the claim on the underlying assets, (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.) In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity take-out), the borrower’s credit quality (e.g. FICO score), and whether the loan is a first trust deed or a second lien.

The mortgage industry lacks a single bright-line as to what separates a subprime loan from an Alt-A loan. Often it is a combination of loan characteristics involving both borrower criteria as well as collateral criteria that determine which category a loan is placed in. However, in order to be both conservative and objective as possible, the Adviser applied the following criteria to the Funds’ residential mortgage and asset-backed holdings in coming up with its categorizations:

Sub Prime — Any asset-backed bond whose collateral was residential mortgages were considered to be subprime, provided that the loans did not belong to the classification of manufactured housing loans.

Alt-A — Any mortgage-backed security whose average borrower FICO score was less than 730 and/or was listed as an Alt-A pool by Bloomberg.

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair value recorded in the Funds’ Statements of Assets and Liabilities.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Federal Income Taxes (Continued)

At April 30, 2013, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$41,143	$(1,672)	$39,471	$1,294,109
TCW Emerging Markets Income Fund	259,374	(104,001)	155,373	7,571,301
TCW Emerging Markets Local Currency Income Fund	8,720	(4,882)	3,838	482,428
TCW Enhanced Commodity Strategy Fund	98	(2)	96	3,412
TCW Global Bond Fund	1,716	(284)	1,432	22,530
TCW High Yield Bond Fund	2,031	(448)	1,583	49,824
TCW Short Term Bond Fund	133	(48)	85	14,374
TCW Total Return Bond Fund	632,373	(16,820)	615,553	9,651,126

The Funds did not have any unrecognized tax benefits at April 30, 2013, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2013. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Core Fixed Income Fund	0.40%
TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund	0.55%
TCW High Yield Bond Fund	0.45%	*
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.50%

*	The management fee was 0.75% prior to January 1, 2013.

In addition to the management fees, the Funds reimburse, with approval by the Company’s Board of Directors, the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and are included in the Statements of Operations.

TCW Funds, Inc.

April 30, 2013

Note 5 — Fund Management Fees and Other Expenses (Continued)

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Core Fixed Income Fund
I Class	0.44%	(1)
N Class	0.78%	(1)
TCW Emerging Markets Income Fund
I Class	1.22%	(2)
N Class	1.22%	(2)
TCW Emerging Markets Local Currency Income Fund
I Class	0.99%	(1)
N Class	0.99%	(1)
TCW Enhanced Commodity Strategy Fund
I Class	0.70%	(1)
N Class	0.70%	(1)
TCW Global Bond Fund
I Class	1.15%	(1)
N Class	1.15%	(1)
TCW High Yield Bond Fund
I Class	0.50%	(2)
N Class	0.75%	(2)
TCW Short Term Bond Fund
I Class	0.44%	(1)
TCW Total Return Bond Fund
I Class	0.44%	(1)
N Class	0.74%	(1)

(1)	These limitations are based on an agreement between the Advisor and the Company for an one-year period.
(2)	Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2013. These limitations are voluntary and terminable in a six months notice.

The amount borne by the Advisor during the fiscal year when the operating expenses of a fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2013, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Core Fixed Income Fund	$137,210	$98,707	$808,748	$647,256
TCW Emerging Markets Income Fund	5,566,376	4,038,807	—	—
TCW Emerging Markets Local Currency Income Fund	592,438	380,255	—	—
TCW Enhanced Commodity Strategy Fund	729	646	—	126
TCW Global Bond Fund	2,711	2,995	7,030	7,748
TCW High Yield Bond Fund	25,394	32,439	—	—
TCW Short Term Bond Fund	1,414	1,715	2,618	1,784
TCW Total Return Bond Fund	1,085,916	657,958	6,365,557	5,771,293

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Core Fixed Income Fund	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	14,233,778	$160,151	30,929,053	$340,569
Shares Issued upon Reinvestment of Dividends	782,531	8,797	921,354	10,121
Shares Redeemed	(14,979,256)	(168,410)	(11,903,866)	(131,753)

Net Increase	37,053	$538	19,946,541	$218,937

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	24,812,408	$278,744	39,209,380	$432,548
Shares Issued upon Reinvestment of Dividends	870,964	9,790	865,355	9,513
Shares Redeemed	(10,667,817)	(119,800)	(12,330,455)	(136,359)

Net Increase	15,015,555	$168,734	27,744,280	$305,702

TCW Funds, Inc.

April 30, 2013

Note 8 — Capital Share Transactions (Continued)

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	256,286,834	$2,402,885	324,408,418	$2,845,375
Shares Issued upon Reinvestment of Dividends	21,644,127	201,545	12,854,261	112,221
Shares Redeemed	(88,106,454)	(824,394)	(104,211,504)	(903,417)

Net Increase	189,824,507	$1,780,036	233,051,175	$2,054,179

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	68,839,022	$831,477	70,280,446	$798,219
Shares Issued upon Reinvestment of Dividends	6,009,467	72,109	4,203,773	46,920
Shares Redeemed	(28,874,257)	(347,767)	(57,030,309)	(623,744)

Net Increase	45,974,232	$555,819	17,453,910	$221,395

TCW Emerging Markets Local Currency Income Fund	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	16,878,188	$184,135	7,041,782	$70,718
Shares Issued upon Reinvestment of Dividends	322,948	3,529	267,231	2,598
Shares Redeemed	(1,918,319)	(21,022)	(5,756,031)	(55,940)

Net Increase	15,282,817	$166,642	1,552,982	$17,376

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	10,902,744	$119,034	6,669,301	$67,668
Shares Issued upon Reinvestment of Dividends	234,514	2,560	159,204	1,550
Shares Redeemed	(1,511,503)	(16,490)	(5,258,082)	(52,037)

Net Increase	9,625,755	$105,104	1,570,423	$17,181

TCW Enhanced Commodity Strategy Fund	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	—	$—
Shares Issued upon Reinvestment of Dividends	3,822	32	6,493	54
Shares Redeemed	—	—	(51,282)	(421)

Net Increase (Decrease)	3,822	$32	(44,789)	$(367)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	—	$—
Shares Issued upon Reinvestment of Dividends	3,024	25	4,662	39

Net Increase	3,024	$25	4,662	$39

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Global Bond Fund	Six Months Ended April 30, 2013 (Unaudited)		December 1, 2011 (Commencement of Operations Through October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,621	$29	1,190,852	$11,924
Shares Issued upon Reinvestment of Dividends	40,913	440	26,212	274
Shares Redeemed	(831)	(9)	(191,725)	(1,986)

Net Increase	42,703	$460	1,025,339	$10,212

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	14,846	$158	1,035,447	$10,369
Shares Issued upon Reinvestment of Dividends	42,316	455	25,658	269
Shares Redeemed	(9,681)	(102)	(3,941)	(43)

Net Increase	47,481	$511	1,057,164	$10,595

TCW High Yield Bond Fund	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,197,343	$7,629	7,257,448	$44,810
Shares Issued upon Reinvestment of Dividends	129,987	827	317,384	1,920
Shares Redeemed	(2,135,937)	(13,601)	(8,637,424)	(53,253)

Net Decrease	(808,607)	$(5,145)	(1,062,592)	$(6,523)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,849,571	$11,857	3,968,120	$24,315
Shares Issued upon Reinvestment of Dividends	89,936	577	162,458	993
Shares Redeemed	(1,882,400)	(12,026)	(3,310,306)	(20,158)

Net Increase	57,107	$408	820,272	$5,150

TCW Short Term Bond Fund	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	666,717	$5,899	1,954,762	$17,220
Shares Issued upon Reinvestment of Dividends	7,585	67	15,879	140
Shares Redeemed	(530,366)	(4,693)	(1,305,900)	(11,500)

Net Increase	143,936	$1,273	664,741	$5,860

TCW Funds, Inc.

April 30, 2013

Note 8 — Capital Share Transactions (Continued)

TCW Total Return Bond Fund	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	175,362,270	$1,808,813	361,509,806	$3,602,565
Shares Issued upon Reinvestment of Dividends	10,785,340	111,047	16,892,774	166,915
Shares Redeemed	(112,596,454)	(1,160,966)	(143,490,031)	(1,420,039)

Net Increase	73,551,156	$758,894	234,912,549	$2,349,441

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	71,962,135	$766,564	88,787,732	$914,109
Shares Issued upon Reinvestment of Dividends	6,289,950	66,901	11,164,261	113,919
Shares Redeemed	(34,176,492)	(364,047)	(85,397,356)	(867,440)

Net Increase	44,075,593	$469,418	14,554,637	$160,588

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2013.

Note 10 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company, and shareholders are indemnified against personal liability for the obligations of the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 11 — Recently Issued Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that are subject to enforceable master netting arrangements, to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities will be required to provide both net (offset amounts) and gross

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 11 — Recently Issued Accounting Pronouncements (Continued)

information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. The amendments in ASU No. 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013 and an entity should provide the disclosures required by the amendments retrospectively for all comparative periods presented. The Fund is in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

Note 12 — Subsequent Event

On June 28, 2013, the Company will launch a new Fund called the TCW Emerging Markets Multi-Asset Opportunities Fund. The Fund’s investment objective is to seek current income and long term capital appreciation by investing at least 80% of the value of its net assets in debt and equity securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$11.34		$10.90	$11.01	$10.59	$9.35	$9.76

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.24	0.36	0.63	0.78	0.48
Net Realized and Unrealized Gain on Investments	0.04		0.57	0.17	0.52	1.17	(0.38)

Total from Investment Operations	0.15		0.81	0.53	1.15	1.95	0.10

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.28)	(0.42)	(0.64)	(0.68)	(0.51)
Distributions from Net Realized Gain	(0.11)		(0.09)	(0.22)	(0.09)	(0.03)	—

Total Distributions	(0.22)		(0.37)	(0.64)	(0.73)	(0.71)	(0.51)

Net Asset Value per Share, End of Period	$11.27		$11.34	$10.90	$11.01	$10.59	$9.35

Total Return	1.37	% (2)	7.57%	5.06%	11.34%	21.65%	0.94%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$498,634		$501,448	$264,366	$197,877	$227,101	$30,721
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.47	% (3)	0.49%	0.55%	0.56%	0.62%	0.66%
After Expense Reimbursement	0.44	% (3)	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	1.99	% (3)	2.20%	3.35%	5.89%	7.72%	4.87%
Portfolio Turnover Rate	70.06	% (2)	213.82%	280.49%	258.36%	121.57%	81.45%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$11.34		$10.91	$11.03	$10.63	$9.44	$9.86

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.21	0.33	0.57	0.75	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.05		0.56	0.17	0.54	1.19	(0.37)

Total from Investment Operations	0.14		0.77	0.50	1.11	1.94	0.09

Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.25)	(0.40)	(0.62)	(0.72)	(0.51)
Distributions from Net Realized Gain	(0.11)		(0.09)	(0.22)	(0.09)	(0.03)	—

Total Distributions	(0.21)		(0.34)	(0.62)	(0.71)	(0.75)	(0.51)

Net Asset Value per Share, End of Period	$11.27		$11.34	$10.91	$11.03	$10.63	$9.44

Total Return	1.26	% (2)	7.21%	4.76%	10.88%	21.31%	0.73%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$696,534		$530,935	$207,882	$141,451	$76,729	$83,506
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.75	% (3)	0.79%	0.85%	0.88%	0.85%	0.83%
After Expense Reimbursement	0.75	% (3)	0.78%	0.78%	0.78%	0.74%	0.73%
Ratio of Net Investment Income to Average Net Assets	1.70	% (3)	1.86%	3.00%	5.32%	7.45%	4.58%
Portfolio Turnover Rate	70.06	% (2)	213.82%	280.49%	258.36%	121.57%	81.45%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009 (1)	2008 (1)
Net Asset Value per Share, Beginning of Period	$9.30		$8.43	$8.84	$7.60	$5.41	$7.66

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.29		0.64	0.65	0.60	0.52	0.43
Net Realized and Unrealized Gain (Loss) on Investments	0.24		0.75	(0.36)	1.19	2.32	(1.92)

Total from Investment Operations	0.53		1.39	0.29	1.79	2.84	(1.49)

Less Distributions:
Distributions from Net Investment Income	(0.27)		(0.52)	(0.59)	(0.54)	(0.65)	(0.47)
Distributions from Net Realized Gain	(0.22)		—	(0.11)	(0.01)	—	(0.29)

Total Distributions	(0.49)		(0.52)	(0.70)	(0.55)	(0.65)	(0.76)

Redemption Fees	—		—	—	—	— (3)	— (3)

Net Asset Value per Share, End of Period	$9.34		$9.30	$8.43	$8.84	$7.60	$5.41

Total Return	5.75	% (4)	16.99%	3.35%	24.44%	56.09%	(21.46)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,011,522		$4,223,485	$1,861,675	$622,371	$101,959	$19,349
Ratio of Expenses to Average Net Assets	0.81	% (5)	0.84%	0.87%	0.92%	1.17%	1.24%
Ratio of Net Investment Income to Average Net Assets	6.27	% (5)	7.24%	7.49%	7.22%	7.70%	5.99%
Portfolio Turnover Rate	64.09	% (4)	174.98%	137.87%	172.75%	196.54%	156.72%

(1)	Prior to July 1, 2009, the TCW Emerging Markets Income Fund imposed a short-term redemption fee on shares owned less than 90 days equal to 2% of the value of the shares redeemed. Redemption fees are recorded by the Fund as additional paid-in-capital. The redemption fees received by the Fund are shown on a per share basis on the Financial Highlights. Effectively July 1, 2009, the short-term redemption fee was eliminated.
(2)	Computed using average shares outstanding throughout the period.
(3)	Amount rounds to less than $0.01 per share.
(4)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$11.93		$10.81	$11.31	$9.72	$6.89	$9.67

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.36		0.81	0.80	0.74	0.73	0.54
Net Realized and Unrealized Gain (Loss) on Investments	0.30		0.93	(0.45)	1.52	2.89	(2.45)

Total from Investment Operations	0.66		1.74	0.35	2.26	3.62	(1.91)

Less Distributions:
Distributions from Net Investment Income	(0.33)		(0.62)	(0.74)	(0.66)	(0.79)	(0.58)
Distributions from Net Realized Gain	(0.22)		—	(0.11)	(0.01)	—	(0.29)

Total Distributions	(0.55)		(0.62)	(0.85)	(0.67)	(0.79)	(0.87)

Net Asset Value per Share, End of Period	$12.04		$11.93	$10.81	$11.31	$9.72	$6.89

Total Return	5.58	% (2)	16.64%	3.13%	24.03%	55.80%	(21.51)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,851,019		$1,286,033	$975,772	$498,489	$12,693	$1,229
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.08	% (3)	1.11%	1.15%	1.25%	2.41%	1.97%
After Expense Reimbursement	N/A		N/A	N/A	N/A	1.30%	1.36%
Ratio of Net Investment Income to Average Net Assets	6.01	% (3)	7.23%	7.18%	6.88%	7.94%	5.94%
Portfolio Turnover Rate	64.09	% (2)	174.98%	137.87%	172.75%	196.54%	156.72%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	December 15, 2010 (Commencement of Operations) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$10.52		$9.89	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.31		0.64	0.51
Net Realized and Unrealized Gain (Loss) on Investments	0.47		0.23	(0.08)

Total from Investment Operations	0.78		0.87	0.43

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.18)	(0.54)
Distributions from Return of Capital	—		(0.06)	—

Total Distributions	(0.18)		(0.24)	(0.54)

Net Asset Value per Share, End of Period	$11.12		$10.52	$9.89

Total Return	7.47	% (3)	9.02%	4.25	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$299,193		$122,196	$99,529
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.85	% (4)	0.96%	1.05	% (4)
After Expense Reimbursement	N/A		N/A	0.99	% (4)
Ratio of Net Investment Income to Average Net Assets	5.73	% (4)	6.39%	5.64	% (4)
Portfolio Turnover Rate	122.87	% (3)	252.93%	191.66	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 15, 2010 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results
(4)	Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	December 15, 2010 (Commencement of Operations) through October 30, 2011
Net Asset Value per Share, Beginning of Period	$10.52		$9.89	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.30		0.62	0.51
Net Realized and Unrealized Gain (Loss) on Investments	0.47		0.25	(0.08)

Total from Investment Operations	0.77		0.87	0.43

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.18)	(0.54)
Distributions from Return of Capital	—		(0.06)	—

Total Distributions	(0.18)		(0.24)	(0.54)

Net Asset Value per Share, End of Period	$11.11		$10.52	$9.89

Total Return	7.48	% (3)	8.92%	4.25	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$201,400		$89,410	$68,650
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.12	% (4)	1.25%	1.48	% (4)
After Expense Reimbursement	0.99	% (4)	0.9 9%	0.99	% (4)
Ratio of Net Investment Income to Average Net Assets	5.59	% (4)	6.20%	5.68	% (4)
Portfolio Turnover Rate	122.87	% (3)	252.93%	191.66	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 15, 2010 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	April 1, 2011 (Commencement of Operation) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$8.58		$8.73	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.16	0.08
Net Realized and Unrealized (Loss) on Investments	(0.45)		(0.11)	(1.26)

Total from Investment Operations	(0.36)		0.05	(1.18)

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.18)	(0.09)
Distributions from Net Realized Gain	(0.05)		(0.02)	—

Total Distributions	(0.13)		(0.20)	(0.09)

Net Asset Value per Share, End of Period	$8.09		$8.58	$8.73

Total Return	(4.26	)% (3)	0.55%	(11.80	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,123		$2,218	$2,647
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	4.84	% (4)	5.94%	5.54	% (4)
After Expense Reimbursement	0.70	% (4)	0.70%	0.70	% (4)
Ratio of Net Investment Income to Average Net Assets	2.06	% (4)	1.95%	1.51	% (4)
Portfolio Turnover Rate	27.20	% (3)	9.39%	42.70	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period April 1, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Financial Highlights — N Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	April 1, 2011 (Commencement of Operation) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$8.58		$8.73	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.16	0.08
Net Realized and Unrealized Loss on Investments	(0.44)		(0.11)	(1.26)

Total from Investment Operations	(0.35)		0.05	(1.18)

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.18)	(0.09)
Distributions from Net Realized Gain	(0.05)		(0.02)	—

Total Distributions	(0.13)		(0.20)	(0.09)

Net Asset Value per Share, End of Period	$8.10		$8.58	$8.73

Total Return	(4.14	)% (3)	0.55%	(11.80	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,698		$1,773	$1,764
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	5.23	% (4)	6.30%	5.95	% (4)
After Expense Reimbursement	0.70	% (4)	0.70%	0.70	% (4)
Ratio of Net Investment Income to Average Net Assets	2.06	% (4)	1.94%	1.50	% (4)
Portfolio Turnover Rate	27.20	% (3)	9.39%	42.70	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period April 1, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Global Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		December 1, 2012 (Commencement of Operations) through October 31, 2012
Net Asset Value per Share, Beginning of Period	$10.97		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.19		0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.08)		0.99

Total from Investment Operations	0.11		1.26

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.29)
Distributions from Net Realized Gain	(0.31)		—

Total Distributions	(0.45)		(0.29)

Net Asset Value per Share, End of Period	$10.63		$10.97

Total Return	1.01	% (3)	12.74	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$11,358		$11,253
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.38	% (4)	1.42	% (4)
After Expense Reimbursement	1.15	% (4)	1.15	% (4)
Ratio of Net Investment Income to Average Net Assets	3.44	% (4)	2.80	% (4)
Portfolio Turnover Rate	41.72	% (3)	165.46	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 1, 2011 (Commencement of Operations) through April 30, 2012 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Global Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2013 (Unaudited)		December 1, 2012 (Commencement of Operations) through October 31, 2012
Net Asset Value per Share, Beginning of Period	$10.97		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.19		0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.08)		0.99

Total from Investment Operations	0.11		1.26

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.29)
Distributions from Net Realized Gain	(0.31)		—

Total Distributions	(0.45)		(0.29)

Net Asset Value per Share, End of Period	$10.63		$10.97

Total Return	1.01	% (3)	12.74	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$11,747		$11,602
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.62	% (4)	1.68	% (4)
After Expense Reimbursement	1.15	% (4)	1.15	% (4)
Ratio of Net Investment Income to Average Net Assets	3.45	% (4)	2.79	% (4)
Portfolio Turnover Rate	41.72	% (3)	165.46	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 1, 2011 (Commencement of Operations) through April 30, 2012 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$6.30		$5.99	$6.45	$5.93	$4.56	$6.74

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.16		0.33	0.44	0.52	0.51	0.47
Net Realized and Unrealized Gain (Loss) on Investments	0.20		0.37	(0.42)	0.51	1.36	(2.14)

Total from Investment Operations	0.36		0.70	0.02	1.03	1.87	(1.67)

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.37)	(0.48)	(0.51)	(0.50)	(0.51)
Distributions from Net Realized Gain	—		(0.02)	—	—	—	—

Total Distributions	(0.17)		(0.39)	(0.48)	(0.51)	(0.50)	(0.51)

Net Asset Value per Share, End of Period	$6.49		$6.30	$5.99	$6.45	$5.93	$4.56

Total Return	5.83	% (2)	12.03%	0.24%	18.18%	43.47%	(26.41)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$30,808		$35,006	$39,648	$76,897	$78,299	$41,109
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.97	% (3)	1.14%	1.06%	0.96%	1.04%	1.03%
After Expense Reimbursement	0.73	% (3)	N/A	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	5.16	% (3)	5.39%	6.93%	8.49%	10.05%	7.66%
Portfolio Turnover Rate	50.21	% (2)	111.02%	154.82%	176.77%	106.35%	113.03%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$6.35		$6.02	$6.49	$5.94	$4.57	$6.78

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.16		0.33	0.45	0.51	0.50	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.20		0.38	(0.44)	0.52	1.35	(2.16)

Total from Investment Operations	0.36		0.71	0.01	1.03	1.85	(1.70)

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.36)	(0.48)	(0.48)	(0.48)	(0.51)
Distributions from Net Realized Gain	—		(0.02)	—	—	—	—

Total Distributions	(0.17)		(0.38)	(0.48)	(0.48)	(0.48)	(0.51)

Net Asset Value per Share, End of Period	$6.54		$6.35	$6.02	$6.49	$5.94	$4.57

Total Return	5.72	% (2)	12.11%	0.04%	17.86%	43.27%	(26.63)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$21,485		$20,498	$14,507	$47,485	$53,022	$15,578
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.28	% (3)	1.51%	1.38%	1.27%	1.29%	1.30%
After Expense Reimbursement	0.87	% (3)	1.17%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	5.01	% (3)	5.34%	6.87%	8.22%	9.75%	7.46%
Portfolio Turnover Rate	50.21	% (2)	111.02%	154.82%	176.77%	106.35%	113.03%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$8.85		$8.77	$8.94	$8.57	$8.93	$9.47

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.11	0.17	0.32	0.40	0.47
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		0.13	(0.09)	0.45	(0.38)	(0.55)

Total from Investment Operations	0.04		0.24	0.08	0.77	0.02	(0.08)

Less Distributions:
Distributions from Net Investment Income	(0.04)		(0.15)	(0.25)	(0.40)	(0.38)	(0.46)
Distributions from Return of Capital	—		(0.01)	—	—	—	—

Total Distributions	(0.04)		(0.16)	(0.25)	(0.40)	(0.38)	(0.46)

Net Asset Value per Share, End of Period	$8.85		$8.85	$8.77	$8.94	$8.57	$8.93

Total Return	0.44	% (2)	2.74%	0.84%	9.21%	0.35%	(0.88)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$14,085		$12,814	$6,874	$75,849	$51,944	$75,856
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.35	% (3)	1.63%	0.84%	0.76%	0.74%	0.49%
After Expense Reimbursement	0.44	% (3)	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	1.12	% (3)	1.21%	1.96%	3.66%	4.76%	5.06%
Portfolio Turnover Rate	33.87	% (2)	81.91%	57.84%	83.26%	21.40%	27.24%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$10.27		$9.76	$10.37	$10.21	$9.21	$9.55

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.52	0.65	0.75	1.01	0.65
Net Realized and Unrealized Gain (Loss) on Investments	0.22		0.64	(0.31)	0.25	0.85	(0.45)

Total from Investment Operations	0.35		1.16	0.34	1.00	1.86	0.20

Less Distributions:
Distributions from Net Investment Income	(0.25)		(0.63)	(0.68)	(0.84)	(0.86)	(0.54)
Distributions from Net Realized Gain	—		(0.02)	(0.27)	—	—	—

Total Distributions	(0.25)		(0.65)	(0.95)	(0.84)	(0.86)	(0.54)

Net Asset Value per Share, End of Period	$10.37		$10.27	$9.76	$10.37	$10.21	$9.21

Total Return	3.47	% (2)	12.35%	3.44%	10.32%	21.38%	2.08%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,661,832		$5,837,581	$3,256,269	$3,185,878	$7,907,871	$1,074,374
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.56	% (3)	0.57%	0.60%	0.61%	0.61%	0.59%
After Expense Reimbursement	0.44	% (3)	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	2.52	% (3)	5.21%	6.48%	7.37%	10.47%	6.75%
Portfolio Turnover Rate	73.39	% (2)	123.43%	141.33%	76.43%	15.57%	9.09%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$10.61		$10.09	$10.72	$10.55	$9.55	$9.89

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.52	0.64	0.73	1.01	0.64
Net Realized and Unrealized Gain (Loss) on Investments	0.23		0.65	(0.32)	0.27	0.89	(0.46)

Total from Investment Operations	0.35		1.17	0.32	1.00	1.90	0.18

Less Distributions:
Distributions from Net Investment Income	(0.25)		(0.63)	(0.68)	(0.83)	(0.90)	(0.52)
Distributions from Net Realized Gain	—		(0.02)	(0.27)	—	—	—

Total Distributions	(0.25)		(0.65)	(0.95)	(0.83)	(0.90)	(0.52)

Net Asset Value per Share, End of Period	$10.71		$10.61	$10.09	$10.72	$10.55	$9.55

Total Return	3.36	% (2)	12.03%	3.12%	10.00%	20.98%	1.75%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,837,591		$2,342,406	$2,081,438	$2,211,097	$3,345,527	$1,031,156
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.82	% (3)	0.83%	0.86%	0.88%	0.87%	0.84%
After Expense Reimbursement	0.73	% (3)	0.73%	0.74%	0.74%	0.74%	0.73%
Ratio of Net Investment Income to Average Net Assets	2.23	% (3)	5.02%	6.19%	6.98%	10.11%	6.51%
Portfolio Turnover Rate	73.39	% (2)	123.43%	141.33%	76.43%	15.57%	9.09%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2013 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Funds, Inc.

Shareholder Meeting

A Special Meeting of the Shareholders of the Funds was held on November 28, 2012. At the meeting, the following matter was submitted to shareholder vote: the approval of a new Investment Advisory and Management Agreement (the “Agreement”) between the Funds and TCW Investment Management Company.

At the meeting, the Secretary reported that proxies representing greater than one third of the common stock of each Fund cited below had been received, and that shareholders of each Fund had voted to approve the Agreement:

Special Meeting Held November 28, 2012

Fund	Shares entitled to vote	Shares voted	Percent Voted (%)	Shares Voted For	Shares Voted Against	Shares Abstaining	Broker Non-Votes
TCW Enhanced Commodity Strategy Fund	465,255	465,255	100.00%	465,255	—	—	N/A
TCW Emerging Markets Income Fund	531,257,439	270,430,376	50.90	266,369,310	851,092	3,209,974	N/A
TCW Global Bond Fund	2,080,937	2,069,905	99.47	2,069,905	—	—	N/A
TCW High Yield Bond Fund	10,355,305	6,218,489	60.05	6,112,351	5,939	100,199	N/A

At the meeting, the Secretary reported that proxies representing greater than one third of the common stock of each Fund cited below were not received. Therefore, a quorum was not present for each Fund cited below, and the meeting was adjourned until December 20, 2012.

At the meeting reconvened on December 20, 2012, the Secretary reported that proxies representing greater than one third of the common stock of each Fund cited below had been received, and that shareholders of each Fund had voted to approve the Agreement:

Special Meeting Held December 20, 2012

Fund	Shares entitled to vote	Shares voted	Percent Voted (%)	Shares Voted For	Shares Voted Against	Shares Abstaining	Broker Non-Votes
TCW Core Fixed Income Fund	88,962,172	45,520,117	51.17%	34,652,683	487,962	10,379,472	N/A
TCW Emerging Markets Local Currency Income Fund	19,154,008	9,775,715	51.04	9,563,504	42,252	169,959	N/A
TCW Short Term Bond Fund	1,588,503	871,995	54.89	772,168	8,844	90,983	N/A
TCW Total Return Bond Fund	750,003,428	377,187,294	50.29	306,943,522	4,045,545	66,198,227	N/A

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013 (181 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2012 to April 30, 2013)
TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000	$1,013.70	0.44%	$2.20
Hypothetical (5% return before expenses)	1,000	1,022.61	0.44%	2.21

N Class Shares
Actual	$1,000	$1,012.60	0.75%	$3.74
Hypothetical (5% return before expenses)	1,000	1,021.08	0.75%	3.76

TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000	$1,057.50	0.81%	$4.13
Hypothetical (5% return before expenses)	1,000	1,020.78	0.81%	4.06

N Class Shares
Actual	$1,000	$1,055.80	1.08%	$5.51
Hypothetical (5% return before expenses)	1,000	1,019.44	1.08%	5.41

TCW Emerging Markets Local Currency Income Fund
I Class Shares
Actual	$1,000	$1,074.70	0.85%	$4.37
Hypothetical (5% return before expenses)	1,000	1,020.58	0.85%	4.26

N Class Shares
Actual	$1,000	$1,074.80	0.99%	$5.09
Hypothetical (5% return before expenses)	1,000	1,019.89	0.99%	4.96

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2012 to April 30, 2013)
TCW Enhanced Commodity Strategy Fund
I Class Shares
Actual	$1,000	$957.40	0.70%	$3.40
Hypothetical (5% return before expenses)	1,000	1,021.32	0.70%	3.51

N Class Shares
Actual	$1,000	$958.60	0.70%	$3.40
Hypothetical (5% return before expenses)	1,000	1,021.32	0.70%	3.51

TCW Global Bond Fund
I Class Shares
Actual	$1,000	$1,010.10	1.15%	$5.73
Hypothetical (5% return before expenses)	1,000	1,019.09	1.15%	5.76

N Class Shares
Actual	$1,000	$1,010.10	1.15%	$5.73
Hypothetical (5% return before expenses)	1,000	1,019.09	1.15%	5.76

TCW High Yield Bond Fund
I Class Shares
Actual	$1,000	$1,058.30	0.73%	$3.73
Hypothetical (5% return before expenses)	1,000	1,021.17	0.73%	3.66

N Class Shares
Actual	$1,000	$1,057.20	0.87%	$4.44
Hypothetical (5% return before expenses)	1,000	1,020.48	0.87%	4.36

TCW Short Term Bond Fund
I Class Shares
Actual	$1,000	$1,004.40	0.44%	$2.19
Hypothetical (5% return before expenses)	1,000	1,022.61	0.44%	2.21

TCW Total Return Bond Fund
I Class Shares
Actual	$1,000	$1,034.70	0.44%	$2.22
Hypothetical (5% return before expenses)	1,000	1,022.61	0.44%	2.21

N Class Shares
Actual	$1,000	$1,033.60	0.73%	$3.68
Hypothetical (5% return before expenses)	1,000	1,021.17	0.73%	3.66

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or
2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

TCW Funds Insight that works for you.

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

800 Fund TCW

(800 386 3829)

www.tcw.com

Investment Advisor

TCW Investment Management Company

865 South Figueroa Street

Los Angeles, California 90017

800 FUND TCW

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP

350 South Grand Avenue

Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Distributor

TCW Funds Distributors

865 South Figeroa Street

Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board

Charles W. Baldiswieler

Director

Samuel P. Bell

Director

John A. Gavin

Director

Janet E. Kerr

Director

Peter McMillan

Director

Charles A. Parker

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

Officers

Charles W. Baldiswielei

President and Chief Executive Officer

Peter A. Brown

Senior Vice President

Patrick W. Dennis

Assistant Secretary

David S. DeVito

Treasurer and Chief Executive Officer

Peter A. Brown

Senior Vice President

Patrick W. Dennis

Assistant Secretary

David S. DeVito

Treasurer and Chief Financial Officer

Jon-Luc Dupuy

Assistant Secretary

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Hilary G.D. Lord

Senior Vice President and Chief Compliance Officer

George N. Winn

Assistant Treasurer

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit of Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to Registrant’s Board of Directors.

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Item 11.	Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not required for this filing.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not required for this filing.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)

/s/ Charles W. Baldiswieler
Charles W. Baldiswieler
Chief Executive Officer

Date	June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Charles W. Baldiswieler
Charles W. Baldiswieler
Chief Executive Officer

Date	June 24, 2013

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	June 24, 2013

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